UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Government Money Market Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	Conservative Balanced Portfolio	A2
	Diversified Bond Portfolio	A38
	Equity Portfolio	A68
	Flexible Managed Portfolio	A73
	Global Portfolio	A107
	Government Income Portfolio	A116
	Government Money Market Portfolio	A126
	High Yield Bond Portfolio	A130
	Jennison Portfolio	A149
	Natural Resources Portfolio	A153
	Small Capitalization Stock Portfolio	A158
	Stock Index Portfolio	A171
	Value Portfolio	A183

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2020

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2020

Conservative Balanced Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.0%
Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	0.9%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.8%
Johnson & Johnson	Pharmaceuticals	0.7%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	0.6%
Visa, Inc. (Class A Stock)	IT Services	0.6%

Diversified Bond Portfolio
Credit Quality	(% of Net Assets	)
AAA	40.2%
AA	2.9%
A	11.4%
BBB	21.7%
BB	8.8%
B	4.4%
CCC and Below	1.7%
NR	9.4%
Cash & Equivalents	(0.5)%
Total	100.0%

Equity Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.0%
Microsoft Corp.	Software	4.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.5%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	3.1%
Tesla, Inc.	Automobiles	2.6%
Netflix, Inc.	Entertainment	2.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.3%
Eli Lilly & Co.	Pharmaceuticals	2.2%
Adobe, Inc.	Software	2.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.1%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

Flexible Managed Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	3.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.3%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.7%
Procter & Gamble Co. (The)	Household Products	1.0%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.0%
Johnson & Johnson	Pharmaceuticals	0.8%
Cisco Systems, Inc.	Communications Equipment	0.8%
AT&T, Inc.	Diversified Telecommunication Services	0.8%

Global Portfolio
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Microsoft Corp.	Software	United States	2.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.7%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	1.6%
PayPal Holdings, Inc.	IT Services	United States	1.6%
Electronic Arts, Inc.	Entertainment	United States	1.5%
SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	United States	1.4%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	United States	1.4%
Zoetis, Inc.	Pharmaceuticals	United States	1.4%
Mastercard, Inc. (Class A Stock)	IT Services	United States	1.4%
Autodesk, Inc.	Software	United States	1.3%

Government Income Portfolio
Credit Quality	(% of Net Assets	)
AAA	98.9%
AA	2.4%
NR	0.6%
Cash & Equivalents	(1.9)%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

Government Money Market Portfolio
Ten Largest Holdings	Interest Rate	Maturity Date	(% of Net Assets	)
U.S. Treasury Bills	0.148%	09/03/2020	3.6%
U.S. Treasury Bills	0.114%	07/07/2020	3.2%
U.S. Treasury Bills	0.159%	09/24/2020	3.1%
U.S. Treasury Bills	0.132%	08/27/2020	2.7%
U.S. Treasury Bills	0.053%	10/01/2020	2.5%
Federal Home Loan Bank	0.303%	09/01/2020	2.5%
U.S. Treasury Bills	0.118%	08/04/2020	2.2%
Federal Home Loan Bank	0.160%	03/04/2021	2.2%
Federal Home Loan Bank	0.165%	09/11/2020	1.9%
Federal Home Loan Mortgage Corp.	0.100%	07/10/2020	1.9%

Holdings reflect only short-term investments.

High Yield Bond
Credit Quality	(% of Net Assets	)
AAA	10.8%
BBB	1.6%
BB	26.4%
B	32.5%
CCC and Below	25.1%
NR	2.1%
Cash & Equivalents	1.5%
Total	100.0%

Jennison Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.5%
Microsoft Corp.	Software	5.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.5%
Netflix, Inc.	Entertainment	4.1%
Tesla, Inc.	Automobiles	4.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.5%
Mastercard, Inc. (Class A Stock)	IT Services	3.3%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.0%
Adobe, Inc.	Software	3.0%
salesforce.com, Inc.	Software	3.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

Natural Resources Portfolio
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Exxon Mobil Corp.	Integrated Oil & Gas	United States	4.8%
Chevron Corp.	Integrated Oil & Gas	United States	3.9%
BHP Group Ltd.	Diversified Metals & Mining	Australia	3.8%
Rio Tinto PLC	Diversified Metals & Mining	Australia	3.7%
TOTAL SA	Integrated Oil & Gas	France	3.1%
Linde PLC	Industrial Gases	United Kingdom	3.0%
Invesco Solar ETF	Exchange-Traded Funds	United States	2.6%
Marathon Petroleum Corp.	Oil & Gas Refining & Marketing	United States	2.6%
BP PLC	Integrated Oil & Gas	United Kingdom	2.4%
Valero Energy Corp.	Oil & Gas Refining & Marketing	United States	2.4%

Small Capitalization Stock Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Exponent, Inc.	Professional Services	0.6%
Wingstop, Inc.	Hotels, Restaurants & Leisure	0.6%
Neogen Corp.	Health Care Equipment & Supplies	0.6%
Momenta Pharmaceuticals, Inc.	Biotechnology	0.6%
Agree Realty Corp.	Equity Real Estate Investment Trusts (REITs)	0.5%
Power Integrations, Inc.	Semiconductors & Semiconductor Equipment	0.5%
Emergent BioSolutions, Inc.	Biotechnology	0.5%
NeoGenomics, Inc.	Life Sciences Tools & Services	0.5%
Fox Factory Holding Corp.	Auto Components	0.5%
Lithia Motors, Inc. (Class A Stock)	Specialty Retail	0.5%

Stock Index Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	5.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.6%
Johnson & Johnson	Pharmaceuticals	1.4%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.3%
Visa, Inc. (Class A Stock)	IT Services	1.2%
Procter & Gamble Co. (The)	Household Products	1.1%

Value Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
JPMorgan Chase & Co.	Banks	3.6%
Linde PLC (United Kingdom),	Chemicals	2.7%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.6%
Union Pacific Corp.	Road & Rail	2.3%
Walmart, Inc.	Food & Staples Retailing	2.3%
Verizon Communications, Inc.	Diversified Telecommunication Services	2.2%
Chubb Ltd.	Insurance	2.2%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.2%
Citigroup, Inc.	Banks	2.1%
Microsoft Corp.	Software	2.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Conservative Balanced (Class I)	Actual	$1,000.00	$997.50	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

Diversified Bond (Class I)	Actual	$1,000.00	$1,036.40	0.44%	$2.23
	Hypothetical	$1,000.00	$1,022.68	0.44%	$2.21

Equity (Class I)	Actual	$1,000.00	$1,018.00	0.47%	$2.36
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,015.90	0.87%	$4.36
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

Flexible Managed (Class I)	Actual	$1,000.00	$977.90	0.62%	$3.05
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

Global (Class I)	Actual	$1,000.00	$941.20	0.76%	$3.67
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

Government Income (Class I)	Actual	$1,000.00	$1,063.50	0.51%	$2.62
	Hypothetical	$1,000.00	$1,022.33	0.51%	$2.56

Government Money Market (Class I)	Actual	$1,000.00	$1,003.00	0.30%	$1.49
	Hypothetical	$1,000.00	$1,023.37	0.30%	$1.51

Government Money Market (Class III)	Actual**	$1,000.00	$1,000.00	0.19%	$0.23
	Hypothetical	$1,000.00	$1,023.92	0.19%	$0.96

High Yield Bond (Class I)	Actual	$1,000.00	$958.40	0.57%	$2.78
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2020

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Jennison (Class I)	Actual	$1,000.00	$1,194.10	0.62%	$3.38
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

Jennison (Class II)	Actual	$1,000.00	$1,097.90	1.02%	$5.39
	Hypothetical	$1,000.00	$1,020.06	1.02%	$5.19

Natural Resources (Class I)	Actual	$1,000.00	$817.60	0.57%	$2.58
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87

Natural Resources (Class II)	Actual	$1,000.00	$816.10	0.97%	$4.38
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

Small Capitalization Stock (Class I)	Actual	$1,000.00	$820.60	0.40%	$1.81
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Stock Index (Class I)	Actual	$1,000.00	$968.10	0.31%	$1.52
	Hypothetical	$1,000.00	$1,023.32	0.31%	$1.56

Value (Class I)	Actual	$1,000.00	$848.00	0.43%	$1.98
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16

Value (Class II)	Actual	$1,000.00	$846.20	0.83%	$3.81
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses are calculated using the 44-day period ended June 30, 2020 due to the inception date of May 18, 2020.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNH Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
NZD New Zealand Dollar
USD US Dollar
ZAR South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
BABs — Build America Bonds
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
BROIS — Brazil Overnight Index Swap
BUBOR — Budapest Interbank Offered Rate
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CMBS — Collateralized Mortgage-Backed Security
CMBX — Commercial Mortgage-Backed Index
CMS — Constant Maturity Swap
COOIS — Colombia Overnight Interbank Reference Rate
CVA — Certificate Van Aandelen (Bearer)
CVT — Convertible Security
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
EONIA — Euro Overnight Index Average
ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
L2 — Level 2
L3 — Level 3
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
OOTC — OTC Bulletin Board – Other OTC
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
RSP — Savings Shares
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipts
Strips — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
USAID — United States Agency for International Development
USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS

A1

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
COMMON STOCKS — 48.2%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	21,840	$131,284
Boeing Co. (The)	24,250	4,445,025
General Dynamics Corp.	10,500	1,569,330
Howmet Aerospace, Inc.	17,280	273,888
Huntington Ingalls Industries, Inc.	1,900	331,531
L3Harris Technologies, Inc.	9,770	1,657,676
Leonardo SpA (Italy)	1,411	9,437
Lockheed Martin Corp.	11,220	4,094,402
Northrop Grumman Corp.	7,062	2,171,141
Raytheon Technologies Corp.	66,555	4,101,119
Teledyne Technologies, Inc.*	1,600	497,520
Textron, Inc.	10,400	342,264
TransDigm Group, Inc.(a)	2,400	1,060,920

		20,685,537

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	5,900	466,454
Deutsche Post AG (Germany)*	10,434	384,624
Expeditors International of Washington, Inc.	7,900	600,716
FedEx Corp.	10,880	1,525,593
SG Holdings Co. Ltd. (Japan)	7,500	244,800
United Parcel Service, Inc. (Class B Stock)	31,900	3,546,642
Yamato Holdings Co. Ltd. (Japan)	1,100	23,787

		6,792,616

Airlines — 0.1%
Alaska Air Group, Inc.	5,700	206,682
American Airlines Group, Inc.(a)	14,400	188,208
Delta Air Lines, Inc.(a)	25,800	723,690
easyJet PLC (United Kingdom)	550	4,659
Qantas Airways Ltd. (Australia)	2,613	6,907
Southwest Airlines Co.	24,100	823,738
United Airlines Holdings, Inc.*(a)	9,700	335,717

		2,289,601

Auto Components — 0.1%
Aptiv PLC	11,900	927,248
BorgWarner, Inc.(a)	9,600	338,880
Cie Generale des Etablissements Michelin SCA (France)*	2,728	282,226
Faurecia SE (France)*	266	10,460

		1,558,814

Automobiles — 0.1%
Ferrari NV (Italy)	1,049	179,758
Fiat Chrysler Automobiles NV (United Kingdom)*	19,584	199,648
Ford Motor Co.(a)	175,785	1,068,773
General Motors Co.	56,200	1,421,860
Peugeot SA (France)*	14,533	238,503
Subaru Corp. (Japan)	2,200	45,754
Toyota Motor Corp. (Japan)	7,500	470,273
Volkswagen AG (Germany)*	111	17,961

		3,642,530

	Shares	Value
COMMON STOCKS (continued)
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,508	$13,123
Bank of America Corp.	353,141	8,387,099
Bankia SA (Spain)	268,478	287,365
Bankinter SA (Spain)	2,327	11,165
Banque Cantonale Vaudoise (Switzerland)	108	10,532
Barclays PLC (United Kingdom)	60,309	85,758
BNP Paribas SA (France)*	4,633	185,233
BOC Hong Kong Holdings Ltd. (China)	106,500	340,438
Citigroup, Inc.	94,135	4,810,298
Citizens Financial Group, Inc.	17,800	449,272
Comerica, Inc.	5,600	213,360
Commonwealth Bank of Australia (Australia)	7,856	379,244
Danske Bank A/S (Denmark)*	2,232	29,892
DBS Group Holdings Ltd. (Singapore)	2,800	41,982
DNB ASA (Norway)*	3,340	44,333
Erste Group Bank AG (Austria)*	1,000	23,669
Fifth Third Bancorp	30,521	588,445
FinecoBank Banca Fineco SpA (Italy)*	2,088	28,296
First Republic Bank	7,700	816,123
HSBC Holdings PLC (United Kingdom)	12,757	59,820
Huntington Bancshares, Inc.	42,136	380,699
Intesa Sanpaolo SpA (Italy)*	51,392	98,972
Japan Post Bank Co. Ltd. (Japan)	1,400	10,400
JPMorgan Chase & Co.	137,845	12,965,701
KeyCorp.	41,800	509,124
M&T Bank Corp.	5,800	603,026
Mebuki Financial Group, Inc. (Japan)	118,400	274,583
Mediobanca Banca di Credito Finanziario SpA (Italy)	2,220	16,053
Mitsubishi UFJ Financial Group, Inc. (Japan)	9,000	35,290
Mizrahi Tefahot Bank Ltd. (Israel)	14,214	266,151
Mizuho Financial Group, Inc. (Japan)	81,900	100,356
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,700	11,042
People’s United Financial, Inc.(a)	18,300	211,731
PNC Financial Services Group, Inc. (The)	19,233	2,023,504
Raiffeisen Bank International AG (Austria)*	5,276	94,382
Regions Financial Corp.	40,203	447,057
Resona Holdings, Inc. (Japan)	7,400	25,277
Seven Bank Ltd. (Japan)	38,700	105,791
Shinsei Bank Ltd. (Japan)	700	8,454
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	40,055	348,971
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	253,133
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,000	56,108
SVB Financial Group*	2,400	517,272
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	5,353	51,034
Swedbank AB (Sweden) (Class A Stock)*	1,470	18,875
Truist Financial Corp.	60,901	2,286,833

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
U.S. Bancorp	61,985	$2,282,288
Wells Fargo & Co.	168,764	4,320,358
Zions Bancorp NA	6,350	215,900

		45,343,812

Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	3,100	108,809
Brown-Forman Corp. (Class B Stock)(a)	8,475	539,518
Carlsberg A/S (Denmark) (Class B Stock)	372	49,389
Coca-Cola Amatil Ltd. (Australia)	1,677	10,110
Coca-Cola Co. (The)	174,901	7,814,577
Coca-Cola European Partners PLC (United Kingdom)	6,600	249,216
Coca-Cola HBC AG (Switzerland)	720	18,148
Constellation Brands, Inc. (Class A Stock)	7,600	1,329,620
Diageo PLC (United Kingdom)	770	25,620
Kirin Holdings Co. Ltd. (Japan)	2,900	61,157
Molson Coors Beverage Co. (Class B Stock)	8,800	302,368
Monster Beverage Corp.*	16,900	1,171,508
PepsiCo, Inc.	62,807	8,306,854
Pernod Ricard SA (France)	285	44,985

		20,031,879

Biotechnology — 1.2%
AbbVie, Inc.	79,701	7,825,044
Alexion Pharmaceuticals, Inc.*	10,300	1,156,072
Amgen, Inc.	26,637	6,282,603
Biogen, Inc.*	7,460	1,995,923
CSL Ltd. (Australia)	110	21,977
Gilead Sciences, Inc.	56,700	4,362,498
Incyte Corp.*	8,200	852,554
Regeneron Pharmaceuticals, Inc.*	4,640	2,893,736
Vertex Pharmaceuticals, Inc.*	11,800	3,425,658

		28,816,065

Building Products — 0.2%
A.O. Smith Corp.	5,600	263,872
Allegion PLC(a)	4,033	412,253
Carrier Global Corp.	35,702	793,299
Cie de Saint-Gobain (France)*	1,700	61,686
Fortune Brands Home & Security, Inc.	6,600	421,938
Geberit AG (Switzerland)	128	64,352
Johnson Controls International PLC	33,622	1,147,855
Kingspan Group PLC (Ireland)	527	34,122
Masco Corp.	11,900	597,499
Trane Technologies PLC	10,700	952,086

		4,748,962

Capital Markets — 1.3%
Ameriprise Financial, Inc.	5,520	828,221
Bank of New York Mellon Corp. (The)	36,458	1,409,102
BlackRock, Inc.	7,000	3,808,630
Cboe Global Markets, Inc.	5,100	475,728
Charles Schwab Corp. (The)	51,850	1,749,419

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
CME Group, Inc.	16,300	$2,649,402
Credit Suisse Group AG (Switzerland)	8,463	88,597
Deutsche Boerse AG (Germany)	655	119,021
E*TRADE Financial Corp.	9,720	483,376
Franklin Resources, Inc.(a)	11,900	249,543
Goldman Sachs Group, Inc. (The)	14,000	2,766,680
Hargreaves Lansdown PLC (United Kingdom)	1,170	23,703
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,200	179,672
Intercontinental Exchange, Inc.	24,755	2,267,558
Invesco Ltd.(a)	16,000	172,160
Magellan Financial Group Ltd. (Australia)	8,343	341,117
MarketAxess Holdings, Inc.	1,720	861,582
Moody’s Corp.	7,350	2,019,265
Morgan Stanley	54,580	2,636,214
MSCI, Inc.	4,000	1,335,280
Nasdaq, Inc.	5,100	609,297
Nomura Holdings, Inc. (Japan)	75,100	335,851
Northern Trust Corp.	9,200	729,928
Raymond James Financial, Inc.	5,900	406,097
S&P Global, Inc.	10,900	3,591,332
Singapore Exchange Ltd. (Singapore)	11,700	70,368
Standard Life Aberdeen PLC (United Kingdom)	8,750	29,155
State Street Corp.	15,900	1,010,445
T. Rowe Price Group, Inc.	10,300	1,272,050
UBS Group AG (Switzerland)	29,884	348,046

		32,866,839

Chemicals — 0.9%
Air Products & Chemicals, Inc.	10,000	2,414,600
Albemarle Corp.(a)	5,100	393,771
Arkema SA (France)	275	26,426
Asahi Kasei Corp. (Japan)	4,300	35,297
BASF SE (Germany)	3,190	179,595
Celanese Corp.	5,600	483,504
CF Industries Holdings, Inc.	8,900	250,446
Corteva, Inc.	32,947	882,650
Dow, Inc.(a)	32,947	1,342,920
DuPont de Nemours, Inc.	33,247	1,766,413
Eastman Chemical Co.	6,400	445,696
Ecolab, Inc.	11,200	2,228,240
Evonik Industries AG (Germany)	756	19,332
FMC Corp.	6,200	617,644
Givaudan SA (Switzerland)	32	119,754
International Flavors & Fragrances, Inc.(a)	5,000	612,300
Linde PLC (United Kingdom)	23,800	5,048,218
LyondellBasell Industries NV (Class A Stock)	11,700	768,924
Mosaic Co. (The)	15,600	195,156
Nissan Chemical Corp. (Japan)	500	25,659
Orica Ltd. (Australia)	1,990	23,078
PPG Industries, Inc.	11,000	1,166,660
Sherwin-Williams Co. (The)	3,750	2,166,938
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	140,447
Showa Denko KK (Japan)	200	4,477

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Symrise AG (Germany)	104	$12,117
Tosoh Corp. (Japan)	5,600	76,374
Yara International ASA (Norway)	1,334	46,511

		21,493,147

Commercial Services & Supplies — 0.2%
Cintas Corp.	3,900	1,038,804
Copart, Inc.*	9,800	816,046
Dai Nippon Printing Co. Ltd. (Japan)	900	20,626
Republic Services, Inc.	9,565	784,808
Rollins, Inc.	6,600	279,774
Secom Co. Ltd. (Japan)	800	69,919
Toppan Printing Co. Ltd. (Japan)	5,000	83,486
Waste Management, Inc.	17,542	1,857,873

		4,951,336

Communications Equipment — 0.5%
Arista Networks, Inc.*(a)	2,600	546,078
Cisco Systems, Inc.	191,800	8,945,552
F5 Networks, Inc.*	2,900	404,492
Juniper Networks, Inc.	14,200	324,612
Motorola Solutions, Inc.	7,689	1,077,459
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,677	99,016

		11,397,209

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,655	143,731
Eiffage SA (France)*	271	24,873
HOCHTIEF AG (Germany)	88	7,873
Jacobs Engineering Group, Inc.	6,300	534,240
Obayashi Corp. (Japan)	31,100	290,670
Quanta Services, Inc.	6,100	239,303
Shimizu Corp. (Japan)	33,600	275,957
Skanska AB (Sweden) (Class B Stock)*	1,152	23,542
Taisei Corp. (Japan)	700	25,458
Vinci SA (France)	920	84,956

		1,650,603

Construction Materials — 0.1%
CRH PLC (Ireland)	2,786	96,052
HeidelbergCement AG (Germany)	3,565	191,975
LafargeHolcim Ltd. (Switzerland)*	6,970	309,333
Martin Marietta Materials, Inc.	2,800	578,396
Vulcan Materials Co.	6,000	695,100

		1,870,856

Consumer Finance — 0.2%
American Express Co.	29,900	2,846,480
Capital One Financial Corp.	20,561	1,286,913
Discover Financial Services	13,940	698,255
Synchrony Financial	22,872	506,843

		5,338,491

Containers & Packaging — 0.2%
Amcor PLC(a)	70,650	721,337

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Avery Dennison Corp.	3,800	$433,542
Ball Corp.	14,800	1,028,452
International Paper Co.	16,673	587,056
Packaging Corp. of America	4,200	419,160
Sealed Air Corp.	6,700	220,095
Westrock Co.	10,444	295,147

		3,704,789

Distributors — 0.0%
Genuine Parts Co.	6,500	565,240
LKQ Corp.*	12,200	319,640

		884,880

Diversified Consumer Services — 0.0%
H&R Block, Inc.	8,600	122,808

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	88,000	15,708,880
EXOR NV (Netherlands)	377	21,735
M&G PLC (United Kingdom)	35,259	73,455
ORIX Corp. (Japan)	4,500	55,450

		15,859,520

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	322,336	9,744,217
CenturyLink, Inc.(a)	41,379	415,031
Deutsche Telekom AG (Germany)	14,249	241,050
Elisa OYJ (Finland)	504	30,658
Nippon Telegraph & Telephone Corp. (Japan)	16,400	382,206
Orange SA (France)	5,325	63,813
Proximus SADP (Belgium)	560	11,432
Telecom Italia SpA (Italy), RSP	22,010	8,575
Telefonica Deutschland Holding AG (Germany)	52,242	155,093
Telenor ASA (Norway)	1,512	22,054
United Internet AG (Germany)	357	15,217
Verizon Communications, Inc.	187,176	10,319,013

		21,408,359

Electric Utilities — 0.9%
Alliant Energy Corp.	11,200	535,808
American Electric Power Co., Inc.	22,460	1,788,714
Chubu Electric Power Co., Inc. (Japan)	22,900	286,938
CK Infrastructure Holdings Ltd. (Hong Kong)	2,500	12,892
Duke Energy Corp.(a)	33,261	2,657,221
Edison International	16,700	906,977
Endesa SA (Spain)	1,140	28,161
Enel SpA (Italy)	46,695	404,443
Entergy Corp.	8,900	834,909
Evergy, Inc.	10,600	628,474
Eversource Energy	15,200	1,265,704
Exelon Corp.	43,413	1,575,458
FirstEnergy Corp.	24,406	946,465
Fortum OYJ (Finland)	1,519	29,057
Iberdrola SA (Spain)	50,227	583,816

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)	11,700	$111,816
NextEra Energy, Inc.	22,200	5,331,774
NRG Energy, Inc.	10,400	338,624
Pinnacle West Capital Corp.(a)	5,300	388,437
PPL Corp.	34,200	883,728
Southern Co. (The)	47,800	2,478,430
Terna Rete Elettrica Nazionale SpA (Italy)	4,836	33,359
Tohoku Electric Power Co., Inc. (Japan)	1,500	14,273
Xcel Energy, Inc.	23,810	1,488,125

		23,553,603

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	6,374	144,565
AMETEK, Inc.	10,300	920,511
Eaton Corp. PLC	18,137	1,586,625
Emerson Electric Co.	27,000	1,674,810
Fuji Electric Co. Ltd. (Japan)	500	13,670
Legrand SA (France)	910	69,579
Rockwell Automation, Inc.	5,500	1,171,500
Schneider Electric SE (France)	4,417	494,351

		6,075,611

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,300	1,274,273
CDW Corp.	6,500	755,170
Corning, Inc.	34,200	885,780
FLIR Systems, Inc.	6,100	247,477
Hexagon AB (Sweden) (Class B Stock)*	3,791	223,033
Hitachi Ltd. (Japan)	3,300	104,832
IPG Photonics Corp.*	1,700	272,663
Keysight Technologies, Inc.*	8,400	846,552
Murata Manufacturing Co. Ltd. (Japan)	2,100	123,125
TDK Corp. (Japan)	500	49,653
TE Connectivity Ltd.	14,900	1,215,095
Venture Corp. Ltd. (Singapore)	1,000	11,671
Zebra Technologies Corp. (Class A Stock)*	2,430	621,959

		6,631,283

Energy Equipment & Services — 0.1%
Baker Hughes Co.	28,798	443,201
Halliburton Co.	37,100	481,558
National Oilwell Varco, Inc.	14,100	172,725
Schlumberger Ltd.	60,324	1,109,359
TechnipFMC PLC (United Kingdom)	18,400	125,856

		2,332,699

Entertainment — 1.0%
Activision Blizzard, Inc.	34,900	2,648,910
Electronic Arts, Inc.*	13,100	1,729,855
Live Nation Entertainment, Inc.*	6,000	265,980
Netflix, Inc.*	19,970	9,087,149
Nexon Co. Ltd. (Japan)	1,800	40,654
Nintendo Co. Ltd. (Japan)	700	312,863

	Shares	Value
COMMON STOCKS (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	5,300	$739,721
Walt Disney Co. (The)	81,782	9,119,511

		23,944,643

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,600	908,600
American Tower Corp.	20,060	5,186,312
Apartment Investment & Management Co. (Class A Stock)	6,936	261,071
AvalonBay Communities, Inc.	6,575	1,016,758
Boston Properties, Inc.	6,500	587,470
British Land Co. PLC (The) (United Kingdom)	3,024	14,531
CapitaLand Commercial Trust (Singapore)	9,800	11,964
Crown Castle International Corp.	18,900	3,162,915
Daiwa House REIT Investment Corp. (Japan)	7	16,477
Digital Realty Trust, Inc.(a)	12,100	1,719,531
Duke Realty Corp.	16,500	583,935
Equinix, Inc.	4,054	2,847,124
Equity Residential	16,300	958,766
Essex Property Trust, Inc.	3,150	721,886
Extra Space Storage, Inc.	5,800	535,746
Federal Realty Investment Trust	3,300	281,193
GLP J-REIT (Japan)	13	18,860
Goodman Group (Australia)	10,066	104,033
Healthpeak Properties, Inc.	23,400	644,904
Host Hotels & Resorts, Inc.(a)	29,682	320,269
Iron Mountain, Inc.(a)	11,002	287,152
Japan Prime Realty Investment Corp. (Japan)	9	26,444
Japan Real Estate Investment Corp. (Japan)	5	25,724
Japan Retail Fund Investment Corp. (Japan)	9	11,284
Kimco Realty Corp.(a)	18,700	240,108
Klepierre SA (France)	14,863	297,441
Land Securities Group PLC (United Kingdom)	2,508	17,205
Mid-America Apartment Communities, Inc.	5,300	607,751
Prologis, Inc.	33,477	3,124,408
Public Storage(a)	6,800	1,304,852
Realty Income Corp.	15,700	934,150
Regency Centers Corp.	7,900	362,531
SBA Communications Corp.	5,100	1,519,392
Scentre Group (Australia)	19,018	28,682
Simon Property Group, Inc.	14,193	970,517
SL Green Realty Corp.	3,300	162,657
Stockland (Australia)	122,505	283,621
UDR, Inc.	13,000	485,940
United Urban Investment Corp. (Japan)	11	11,918
Ventas, Inc.(a)	16,318	597,565
Vornado Realty Trust(a)	6,325	241,678
Welltower, Inc.	18,800	972,900
Weyerhaeuser Co.	33,318	748,322

		33,164,587

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing — 0.7%
Coles Group Ltd. (Australia)	3,854	$46,048
Colruyt SA (Belgium)	200	11,024
Costco Wholesale Corp.	20,000	6,064,200
J Sainsbury PLC (United Kingdom)	6,112	15,786
Koninklijke Ahold Delhaize NV (Netherlands)	13,656	373,745
Kroger Co. (The)	35,492	1,201,404
Seven &i Holdings Co. Ltd. (Japan)	2,000	65,290
Sysco Corp.	22,600	1,235,316
Walgreens Boots Alliance, Inc.	33,300	1,411,587
Walmart, Inc.	64,100	7,677,898
Wm Morrison Supermarkets PLC (United Kingdom)	8,409	19,944
Woolworths Group Ltd. (Australia)	11,871	306,408

		18,428,650

Food Products — 0.6%
Archer-Daniels-Midland Co.	24,326	970,607
Campbell Soup Co.(a)	7,900	392,077
Conagra Brands, Inc.	21,500	756,155
General Mills, Inc.(a)	27,400	1,689,210
Hershey Co. (The)	6,700	868,454
Hormel Foods Corp.(a)	12,200	588,894
J.M. Smucker Co. (The)(a)	5,100	539,631
Kellogg Co.	11,800	779,508
Kraft Heinz Co. (The)	27,917	890,273
Lamb Weston Holdings, Inc.(a)	6,600	421,938
McCormick & Co., Inc.(a)	5,820	1,044,166
MEIJI Holdings Co. Ltd. (Japan)	400	31,827
Mondelez International, Inc. (Class A Stock)	64,553	3,300,595
Nestle SA (Switzerland)	7,758	860,385
Orkla ASA (Norway)	2,598	22,826
Tate & Lyle PLC (United Kingdom)	7,241	60,001
Toyo Suisan Kaisha Ltd. (Japan)	300	16,783
Tyson Foods, Inc. (Class A Stock)	13,300	794,143
WH Group Ltd. (Hong Kong), 144A	350,000	302,027
Wilmar International Ltd. (China)	3,900	11,477

		14,340,977

Gas Utilities — 0.0%
Atmos Energy Corp.	5,900	587,522
Enagas SA (Spain)	1,262	30,926
Naturgy Energy Group SA (Spain)	9,092	169,226
Snam SpA (Italy)	6,780	33,121
Tokyo Gas Co. Ltd. (Japan)	900	21,523

		842,318

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	80,000	7,314,400
ABIOMED, Inc.*	2,060	497,614
Align Technology, Inc.*	3,300	905,652
Baxter International, Inc.	23,000	1,980,300
Becton, Dickinson & Co.	13,410	3,208,611
Boston Scientific Corp.*	63,767	2,238,859
Cooper Cos., Inc. (The)	2,240	635,353
Danaher Corp.	28,500	5,039,655
DENTSPLY SIRONA, Inc.	9,600	422,976

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
DexCom, Inc.*	4,200	$1,702,680
DiaSorin SpA (Italy)	210	40,363
Edwards Lifesciences Corp.*	28,000	1,935,080
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,001	45,833
Hologic, Inc.*	11,500	655,500
IDEXX Laboratories, Inc.*	3,900	1,287,624
Intuitive Surgical, Inc.*	5,280	3,008,702
Medtronic PLC	60,690	5,565,273
ResMed, Inc.	6,700	1,286,400
Siemens Healthineers AG (Germany), 144A	515	24,793
STERIS PLC	3,850	590,744
Stryker Corp.	14,600	2,630,774
Teleflex, Inc.	2,200	800,756
Varian Medical Systems, Inc.*(a)	4,100	502,332
West Pharmaceutical Services, Inc.	3,500	795,095
Zimmer Biomet Holdings, Inc.	9,600	1,145,856

		44,261,225

Health Care Providers & Services — 1.4%
Alfresa Holdings Corp. (Japan)	3,500	73,060
AmerisourceBergen Corp.	6,900	695,313
Anthem, Inc.	11,400	2,997,972
Cardinal Health, Inc.	13,150	686,298
Centene Corp.*	26,250	1,668,187
Cigna Corp.	16,700	3,133,755
CVS Health Corp.	59,183	3,845,120
DaVita, Inc.*(a)	4,000	316,560
Fresenius Medical Care AG & Co. KGaA (Germany)*	1,450	125,102
Fresenius SE & Co. KGaA (Germany)*	5,716	285,627
HCA Healthcare, Inc.	11,800	1,145,308
Henry Schein, Inc.*(a)	6,800	397,052
Humana, Inc.	6,050	2,345,887
Laboratory Corp. of America Holdings*	4,600	764,106
McKesson Corp.	7,630	1,170,595
Medipal Holdings Corp. (Japan)	15,200	292,827
Quest Diagnostics, Inc.	6,200	706,552
Suzuken Co. Ltd. (Japan)	8,200	306,109
UnitedHealth Group, Inc.	42,960	12,671,052
Universal Health Services, Inc. (Class B Stock)	3,900	362,271

		33,988,753

Health Care Technology — 0.0%
Cerner Corp.(a)	13,800	945,990
M3, Inc. (Japan)	1,000	42,522

		988,512

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.(a)	19,300	316,906
Chipotle Mexican Grill, Inc.*	1,170	1,231,261
Darden Restaurants, Inc.	5,950	450,832
Domino’s Pizza, Inc.	1,800	664,992
Evolution Gaming Group AB (Sweden), 144A	4,369	263,583
Flutter Entertainment PLC (Ireland)	468	61,726

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Galaxy Entertainment Group Ltd. (Macau)	8,000	$54,497
Hilton Worldwide Holdings, Inc.	12,400	910,780
Las Vegas Sands Corp.	15,600	710,424
Marriott International, Inc. (Class A Stock)	12,128	1,039,733
McDonald’s Corp.	33,700	6,216,639
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,600	86,304
MGM Resorts International(a)	20,800	349,440
Norwegian Cruise Line Holdings Ltd.*(a)	9,900	162,657
Royal Caribbean Cruises Ltd.(a)	7,300	367,190
Starbucks Corp.	52,900	3,892,911
Wynn Resorts Ltd.	4,700	350,103
Yum! Brands, Inc.	13,600	1,181,976

		18,311,954

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,530	21,847
Berkeley Group Holdings PLC (United Kingdom)	5,598	289,615
Casio Computer Co. Ltd. (Japan)	700	12,271
D.R. Horton, Inc.	15,000	831,750
Garmin Ltd.	6,500	633,750
Husqvarna AB (Sweden) (Class B Stock)	1,380	11,381
Leggett & Platt, Inc.	5,400	189,810
Lennar Corp. (Class A Stock)	12,400	764,088
Mohawk Industries, Inc.*	2,940	299,174
Newell Brands, Inc.	15,914	252,714
NVR, Inc.*	160	521,400
Persimmon PLC (United Kingdom)*	988	28,108
PulteGroup, Inc.	10,322	351,258
Sekisui House Ltd. (Japan)	2,200	41,869
Sony Corp. (Japan)	9,200	633,016
Taylor Wimpey PLC (United Kingdom)	10,680	18,995
Whirlpool Corp.(a)	3,026	391,958

		5,293,004

Household Products — 0.8%
Church & Dwight Co., Inc.	11,100	858,030
Clorox Co. (The)	5,700	1,250,409
Colgate-Palmolive Co.	38,800	2,842,488
Essity AB (Sweden) (Class B Stock)*	10,847	351,028
Henkel AG & Co. KGaA (Germany)	363	30,293
Kimberly-Clark Corp.	15,400	2,176,790
Lion Corp. (Japan)	800	19,216
Procter & Gamble Co. (The)	112,025	13,394,829

		20,923,083

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	27,000	391,230

Industrial Conglomerates — 0.6%
3M Co.	26,100	4,071,339
CK Hutchison Holdings Ltd. (United Kingdom)	43,000	276,507

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	395,630	$2,702,153
Honeywell International, Inc.	31,812	4,599,697
Roper Technologies, Inc.	4,720	1,832,587
Siemens AG (Germany)	2,653	314,798
Toshiba Corp. (Japan)	1,700	54,524

		13,851,605

Insurance — 0.9%
Admiral Group PLC (United Kingdom)	672	19,118
Aegon NV (Netherlands)	96,981	291,013
Aflac, Inc.	32,400	1,167,372
Ageas SA/NV (Belgium)	624	22,197
AIA Group Ltd. (Hong Kong)	11,800	110,307
Allianz SE (Germany)	1,467	301,379
Allstate Corp. (The)	14,200	1,377,258
American International Group, Inc.	38,239	1,192,292
Aon PLC (Class A Stock)	10,500	2,022,300
Arthur J Gallagher & Co.	9,000	877,410
Assurant, Inc.	3,000	309,870
Aviva PLC (United Kingdom)	13,083	44,646
Chubb Ltd.	20,486	2,593,937
Cincinnati Financial Corp.	7,237	463,385
Everest Re Group Ltd.	1,840	379,408
Globe Life, Inc.(a)	4,325	321,045
Hannover Rueck SE (Germany)	135	23,390
Hartford Financial Services Group, Inc. (The)	16,400	632,220
Japan Post Holdings Co. Ltd. (Japan)	5,500	39,188
Japan Post Insurance Co. Ltd. (Japan)	8,300	109,347
Legal & General Group PLC (United Kingdom)	120,873	330,666
Lincoln National Corp.	8,318	306,019
Loews Corp.	11,275	386,620
Marsh & McLennan Cos., Inc.	23,100	2,480,247
Medibank Private Ltd. (Australia)	9,681	20,033
MetLife, Inc.	34,850	1,272,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	506	131,967
NN Group NV (Netherlands)	10,176	342,530
Principal Financial Group, Inc.	10,900	452,786
Progressive Corp. (The)	26,500	2,122,915
Sompo Holdings, Inc. (Japan)	1,200	41,249
Sony Financial Holdings, Inc. (Japan)	600	14,435
Swiss Life Holding AG (Switzerland)*	719	267,821
T&D Holdings, Inc. (Japan)	2,000	17,074
Travelers Cos., Inc. (The)	11,435	1,304,162
Unum Group	6,610	109,660
W.R. Berkley Corp.	6,500	372,385
Willis Towers Watson PLC	6,040	1,189,578
Zurich Insurance Group AG (Switzerland)	505	178,868

		23,638,819

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	13,580	19,257,119
Alphabet, Inc. (Class C Stock)*	13,283	18,776,981
Facebook, Inc. (Class A Stock)*	108,830	24,712,028
Twitter, Inc.*	34,900	1,039,671

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Z Holdings Corp. (Japan)	3,600	$17,578

		63,803,377

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	19,010	52,445,168
Booking Holdings, Inc.*	1,920	3,057,293
eBay, Inc.	29,900	1,568,255
Expedia Group, Inc.	6,150	505,530
Ocado Group PLC (United Kingdom)*	1,485	37,450

		57,613,696

IT Services — 2.7%
Accenture PLC (Class A Stock)	28,900	6,205,408
Akamai Technologies, Inc.*(a)	7,500	803,175
Atos SE (France)*	335	28,748
Automatic Data Processing, Inc.	19,500	2,903,355
Broadridge Financial Solutions, Inc.	5,100	643,569
Capgemini SE (France)	1,571	181,304
Cognizant Technology Solutions Corp. (Class A Stock)	24,500	1,392,090
DXC Technology Co.	11,328	186,912
Fidelity National Information Services, Inc.	28,000	3,754,520
Fiserv, Inc.*	25,500	2,489,310
FleetCor Technologies, Inc.*	3,800	955,814
Fujitsu Ltd. (Japan)	2,100	246,034
Gartner, Inc.*	4,400	533,852
Global Payments, Inc.	13,577	2,302,931
International Business Machines Corp.	40,200	4,854,954
Jack Henry & Associates, Inc.	3,500	644,105
Leidos Holdings, Inc.	6,400	599,488
Mastercard, Inc. (Class A Stock)	40,000	11,828,000
NEC Corp. (Japan)	400	19,169
Nomura Research Institute Ltd. (Japan)	9,700	264,849
Otsuka Corp. (Japan)	4,100	216,113
Paychex, Inc.	14,800	1,121,100
PayPal Holdings, Inc.*	53,200	9,269,036
VeriSign, Inc.*	4,600	951,418
Visa, Inc. (Class A Stock)(a)	76,400	14,758,188
Western Union Co. (The)(a)	17,610	380,728

		67,534,170

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	700	36,783
Hasbro, Inc.	5,700	427,215

		463,998

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	13,814	1,220,743
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,100	496,639
Illumina, Inc.*	6,700	2,481,345
IQVIA Holdings, Inc.*	8,000	1,135,040
Mettler-Toledo International, Inc.*	1,100	886,105
PerkinElmer, Inc.	5,300	519,877
QIAGEN NV*	786	33,792
Sartorius Stedim Biotech (France)	96	24,416
Thermo Fisher Scientific, Inc.	17,880	6,478,639

	Shares		Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Waters Corp.*(a)	2,800		$505,120

			13,781,716

Machinery — 0.7%
Alfa Laval AB (Sweden)*	1,071		23,715
Amada Co. Ltd. (Japan)	27,900		228,089
Atlas Copco AB (Sweden) (Class A Stock)	10,643		453,396
Atlas Copco AB (Sweden) (Class B Stock)	1,378		50,972
Caterpillar, Inc.	24,500		3,099,250
Cummins, Inc.	6,700		1,160,842
Deere & Co.	14,180		2,228,387
Dover Corp.	6,400		617,984
Epiroc AB (Sweden) (Class A Stock)	7,936		99,407
Epiroc AB (Sweden) (Class B Stock)	1,360		16,695
Flowserve Corp.	4,200		119,784
Fortive Corp.	13,650		923,559
GEA Group AG (Germany)	561		17,848
IDEX Corp.	3,510		554,720
Illinois Tool Works, Inc.	13,000		2,273,050
Ingersoll Rand, Inc.*	14,600		410,552
Kone OYJ (Finland) (Class B Stock)	1,346		92,665
MINEBEA MITSUMI, Inc. (Japan)	1,300		23,594
Nabtesco Corp. (Japan)	400	(r)	12,345
Otis Worldwide Corp.	18,601		1,057,653
PACCAR, Inc.	16,043		1,200,819
Parker-Hannifin Corp.	5,965		1,093,206
Pentair PLC	7,677		291,649
Sandvik AB (Sweden)*	997		18,868
Schindler Holding AG (Switzerland)	71		16,880
SKF AB (Sweden) (Class B Stock)	1,326		24,876
Snap-on, Inc.(a)	2,400		332,424
Stanley Black & Decker, Inc.	7,297		1,017,056
Volvo AB (Sweden) (Class B Stock)*	5,107		80,412
Westinghouse Air Brake Technologies Corp.	7,951		457,739
Xylem, Inc.	8,500		552,160
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,600		9,123

			18,559,719

Marine — 0.0%
AP Moller – Maersk A/S (Denmark) (Class A Stock)	12		13,085

Media — 0.6%
Charter Communications, Inc. (Class A Stock)*	6,840		3,488,673
Comcast Corp. (Class A Stock)	206,080		8,032,998
Discovery, Inc. (Class A Stock)*(a)	6,000		126,600
Discovery, Inc. (Class C Stock)*	14,100		271,566
DISH Network Corp. (Class A Stock)*	9,717		335,334
Fox Corp. (Class A Stock)(a)	14,200		380,844
Fox Corp. (Class B Stock)	6,633		178,030
Interpublic Group of Cos., Inc. (The)	16,431		281,956
News Corp. (Class A Stock)	16,175		191,835
News Corp. (Class B Stock)	4,800		57,360
Omnicom Group, Inc.(a)	9,300		507,780

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Publicis Groupe SA (France)	6,462	$210,120
Telenet Group Holding NV (Belgium)	6,020	248,698
ViacomCBS, Inc. (Class B Stock)(a)	22,530	525,400

		14,837,194

Metals & Mining — 0.2%
Alumina Ltd. (Australia)	8,448	9,585
Anglo American PLC (South Africa)	15,280	357,798
ArcelorMittal SA (Luxembourg)*	2,502	26,842
BHP Group Ltd. (Australia)	10,236	255,067
BHP Group PLC (Australia)	13,769	284,392
BlueScope Steel Ltd. (Australia)	821	6,673
Boliden AB (Sweden)	945	21,663
Evolution Mining Ltd. (Australia)	5,566	22,043
Fortescue Metals Group Ltd. (Australia)	39,262	379,030
Freeport-McMoRan, Inc.	63,788	738,027
Newcrest Mining Ltd. (Australia)	2,607	57,617
Newmont Corp.	36,300	2,241,162
Northern Star Resources Ltd. (Australia)	2,472	23,243
Nucor Corp.	14,000	579,740
Rio Tinto Ltd. (Australia)	1,286	87,316
Rio Tinto PLC (Australia)	10,066	571,332
Sumitomo Metal Mining Co. Ltd. (Japan)	900	25,225

		5,686,755

Multiline Retail — 0.3%
Dollar General Corp.	11,400	2,171,814
Dollar Tree, Inc.*	10,965	1,016,236
Kohl’s Corp.	4,700	97,619
Pan Pacific International Holdings Corp. (Japan)	1,500	32,946
Target Corp.	22,600	2,710,418
Wesfarmers Ltd. (Australia)	3,921	122,246

		6,151,279

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,317	27,442
Ameren Corp.(a)	11,500	809,140
CenterPoint Energy, Inc.	20,900	390,203
CMS Energy Corp.(a)	13,100	765,302
Consolidated Edison, Inc.	15,000	1,078,950
Dominion Energy, Inc.	37,915	3,077,940
DTE Energy Co.	8,600	924,500
National Grid PLC (United Kingdom)	11,934	146,693
NiSource, Inc.	17,300	393,402
Public Service Enterprise Group, Inc.	22,400	1,101,184
Sempra Energy(a)	13,219	1,549,663
WEC Energy Group, Inc.	14,213	1,245,769

		11,510,188

Oil, Gas & Consumable Fuels — 1.3%
Apache Corp.	13,914	187,839
Cabot Oil & Gas Corp.	17,000	292,060
Chevron Corp.	84,522	7,541,898
Concho Resources, Inc.	8,900	458,350
ConocoPhillips	48,477	2,037,004

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Devon Energy Corp.	13,500	$153,090
Diamondback Energy, Inc.	7,200	301,104
EOG Resources, Inc.	26,300	1,332,358
Exxon Mobil Corp.	191,299	8,554,891
Hess Corp.	11,300	585,453
HollyFrontier Corp.	5,400	157,680
Inpex Corp. (Japan)	42,300	263,657
Kinder Morgan, Inc.	86,098	1,306,107
Koninklijke Vopak NV (Netherlands)	256	13,574
Lundin Energy AB (Sweden)	2,491	61,098
Marathon Oil Corp.(a)	28,782	176,146
Marathon Petroleum Corp.	29,419	1,099,682
Neste OYJ (Finland)	1,469	57,684
Noble Energy, Inc.	16,800	150,528
Occidental Petroleum Corp.(a)	39,104	715,603
OMV AG (Austria)*	6,338	214,501
ONEOK, Inc.	18,100	601,282
Origin Energy Ltd. (Australia)	60,060	244,947
Phillips 66	19,738	1,419,162
Pioneer Natural Resources Co.	7,450	727,865
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,702	235,889
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,301	50,412
Santos Ltd. (Australia)	60,705	224,294
TOTAL SA (France)	8,086	312,481
Valero Energy Corp.	18,900	1,111,698
Williams Cos., Inc. (The)	52,900	1,006,158

		31,594,495

Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	1,400	6,427

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	11,100	49,617
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,400	1,962,272
Kao Corp. (Japan)	700	55,448
L’Oreal SA (France)*	351	112,883
Unilever NV (United Kingdom)	10,141	541,173
Unilever PLC (United Kingdom)	3,891	209,959

		2,931,352

Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	24,600	410,499
AstraZeneca PLC (United Kingdom)	1,570	164,754
Bayer AG (Germany)	2,160	160,875
Bristol-Myers Squibb Co.	102,370	6,019,356
Chugai Pharmaceutical Co. Ltd. (Japan)	5,700	305,102
Eisai Co. Ltd. (Japan)	800	63,411
Eli Lilly & Co.	38,100	6,255,258
GlaxoSmithKline PLC (United Kingdom)	30,207	614,697
Hikma Pharmaceuticals PLC (Jordan)	512	14,109
Johnson & Johnson	119,258	16,771,253
Kyowa Kirin Co. Ltd. (Japan)	800	21,002
Merck & Co., Inc.	114,233	8,833,638
Mylan NV*	23,300	374,664

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	10,988	$961,885
Novo Nordisk A/S (Denmark) (Class B Stock)	6,084	396,607
Ono Pharmaceutical Co. Ltd. (Japan)	1,400	40,796
Orion OYJ (Finland) (Class B Stock)	2,255	108,906
Otsuka Holdings Co. Ltd. (Japan)	1,400	61,019
Perrigo Co. PLC	6,200	342,674
Pfizer, Inc.	251,270	8,216,529
Recordati SpA (Italy)	354	17,729
Roche Holding AG (Switzerland)	3,274	1,140,402
Sanofi (France)	4,491	460,364
Shionogi & Co. Ltd. (Japan)	2,700	169,031
UCB SA (Belgium)	440	51,142
Zoetis, Inc.	21,500	2,946,360

		54,922,062

Professional Services — 0.2%
Adecco Group AG (Switzerland)	513	24,273
Equifax, Inc.	5,500	945,340
IHS Markit Ltd.	18,000	1,359,000
Nielsen Holdings PLC	13,200	196,152
Nihon M&A Center, Inc. (Japan)	400	18,258
Recruit Holdings Co. Ltd. (Japan)	9,300	320,521
RELX PLC (United Kingdom)	5,920	137,873
Robert Half International, Inc.(a)	4,700	248,301
Teleperformance (France)*	124	31,620
Verisk Analytics, Inc.	7,400	1,259,480
Wolters Kluwer NV (Netherlands)	4,522	354,814

		4,895,632

Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)*	3,861	22,249
CBRE Group, Inc. (Class A Stock)*(a)	14,500	655,690
CK Asset Holdings Ltd. (Hong Kong)	11,500	68,632
Daito Trust Construction Co. Ltd. (Japan)	300	27,561
Deutsche Wohnen SE (Germany)	1,255	56,554
Hulic Co. Ltd. (Japan)	1,100	10,332
Lendlease Group (Australia)	2,334	20,166
Mitsubishi Estate Co. Ltd. (Japan)	4,100	60,879
Nomura Real Estate Holdings, Inc. (Japan)	8,700	161,345
Sino Land Co. Ltd. (Hong Kong)	10,000	12,590
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	9,577

		1,105,575

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	92,424	315,424
CSX Corp.	34,600	2,413,004
J.B. Hunt Transport Services, Inc.	4,100	493,394
Kansas City Southern	4,300	641,947
Norfolk Southern Corp.	11,600	2,036,612
Old Dominion Freight Line, Inc.	4,265	723,302
Union Pacific Corp.	30,700	5,190,449

		11,814,132

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	53,000	$2,788,330
Advantest Corp. (Japan)	6,800	388,789
Analog Devices, Inc.	16,658	2,042,937
Applied Materials, Inc.	41,500	2,508,675
ASML Holding NV (Netherlands)	545	201,375
Broadcom, Inc.	18,080	5,706,229
Infineon Technologies AG (Germany)	4,264	101,219
Intel Corp.	191,500	11,457,445
KLA Corp.	7,050	1,371,084
Lam Research Corp.	6,570	2,125,132
Lasertec Corp. (Japan)	300	28,590
Maxim Integrated Products, Inc.	12,400	751,564
Microchip Technology, Inc.(a)	11,100	1,168,941
Micron Technology, Inc.*	50,300	2,591,456
NVIDIA Corp.	27,850	10,580,494
Qorvo, Inc.*	5,407	597,636
QUALCOMM, Inc.	50,900	4,642,589
Skyworks Solutions, Inc.	7,600	971,736
STMicroelectronics NV (Switzerland)	2,333	63,891
SUMCO Corp. (Japan)	3,200	49,446
Texas Instruments, Inc.(a)	41,500	5,269,255
Tokyo Electron Ltd. (Japan)	700	172,776
Xilinx, Inc.	11,000	1,082,290

		56,661,879

Software — 4.4%
Adobe, Inc.*	21,800	9,489,758
ANSYS, Inc.*	4,000	1,166,920
Autodesk, Inc.*	10,000	2,391,900
Cadence Design Systems, Inc.*	12,700	1,218,692
Check Point Software Technologies Ltd. (Israel)*(a)	2,800	300,804
Citrix Systems, Inc.	5,400	798,714
Fortinet, Inc.*	6,100	837,347
Intuit, Inc.	11,800	3,495,042
Microsoft Corp.	343,090	69,822,246
NortonLifeLock, Inc.	22,978	455,654
Oracle Corp.	94,200	5,206,434
Oracle Corp. (Japan)	200	23,738
Paycom Software, Inc.*(a)	2,220	687,601
salesforce.com, Inc.*	40,750	7,633,697
SAP SE (Germany)	1,580	222,052
ServiceNow, Inc.*	8,670	3,511,870
Synopsys, Inc.*	7,000	1,365,000
TeamViewer AG (Germany), 144A*	450	24,769
Trend Micro, Inc. (Japan)	500	28,116
Tyler Technologies, Inc.*	1,600	555,008

		109,235,362

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	3,100	441,595
AutoZone, Inc.*	1,100	1,240,932
Best Buy Co., Inc.	10,625	927,244
CarMax, Inc.*(a)	7,500	671,625
Gap, Inc. (The)	9,500	119,890
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,836	26,835
Hikari Tsushin, Inc. (Japan)	1,100	250,846
Home Depot, Inc. (The)	48,670	12,192,322

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Industria de Diseno Textil SA (Spain)	11,778	$313,322
JD Sports Fashion PLC (United Kingdom)	27,482	212,798
Kingfisher PLC (United Kingdom)	7,480	20,463
L Brands, Inc.	7,206	107,874
Lowe’s Cos., Inc.	34,200	4,621,104
Nitori Holdings Co. Ltd. (Japan)	300	58,790
O’Reilly Automotive, Inc.*	3,400	1,433,678
Ross Stores, Inc.	16,100	1,372,364
Tiffany & Co.	5,220	636,527
TJX Cos., Inc. (The)	54,200	2,740,352
Tractor Supply Co.	5,300	698,487
Ulta Beauty, Inc.*	2,600	528,892
Yamada Denki Co. Ltd. (Japan)	2,300	11,405

		28,627,345

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	184,360	67,254,528
Brother Industries Ltd. (Japan)	5,300	95,650
FUJIFILM Holdings Corp. (Japan)	2,500	106,916
Hewlett Packard Enterprise Co.	55,348	538,536
HP, Inc.	64,448	1,123,329
Logitech International SA (Switzerland)	4,871	318,474
NetApp, Inc.	9,900	439,263
Seagate Technology PLC(a)	10,000	484,100
Western Digital Corp.	13,403	591,742
Xerox Holdings Corp.	8,190	125,225

		71,077,763

Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA (France)*	702	90,437
Hanesbrands, Inc.	15,400	173,866
Hermes International (France)	380	319,312
LVMH Moet Hennessy Louis Vuitton SE (France)	955	424,682
NIKE, Inc. (Class B Stock)	56,100	5,500,605
Pandora A/S (Denmark)	342	18,702
PVH Corp.(a)	3,700	177,785
Ralph Lauren Corp.	2,500	181,300
Swatch Group AG (The) (Switzerland)	77	3,028
Tapestry, Inc.(a)	10,100	134,128
Under Armour, Inc. (Class A Stock)*	7,500	73,050
Under Armour, Inc. (Class C Stock)*	7,374	65,186
VF Corp.	14,100	859,254

		8,021,335

Tobacco — 0.4%
Altria Group, Inc.	84,100	3,300,925
British American Tobacco PLC (United Kingdom)	15,271	589,330
Imperial Brands PLC (United Kingdom)	13,705	262,122
Japan Tobacco, Inc. (Japan)	18,000	333,955
Philip Morris International, Inc.	70,500	4,939,230
Swedish Match AB (Sweden)	567	40,013

		9,465,575

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	4,100	126,280

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Ashtead Group PLC (United Kingdom)	1,560	$52,828
Brenntag AG (Germany)	513	27,059
Bunzl PLC (United Kingdom)	1,184	31,923
Fastenal Co.	26,000	1,113,840
Ferguson PLC	4,211	344,701
ITOCHU Corp. (Japan)	4,700	101,217
Marubeni Corp. (Japan)	5,400	24,430
Mitsui & Co. Ltd. (Japan)	5,600	82,785
MonotaRO Co. Ltd. (Japan)	500	20,025
Toyota Tsusho Corp. (Japan)	700	17,785
United Rentals, Inc.*	3,300	491,832
W.W. Grainger, Inc.	2,040	640,886

		3,075,591

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	231	30,954

Water Utilities — 0.0%
American Water Works Co., Inc.	8,100	1,042,146

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	16,400	491,755
NTT DOCOMO, Inc. (Japan)	8,500	226,222
Softbank Corp. (Japan)	9,900	126,142
T-Mobile US, Inc.*	22,800	2,374,620
Vodafone Group PLC (United Kingdom)	5,190	8,281

		3,227,020

TOTAL COMMON STOCKS (cost $373,390,752)		1,204,111,031

EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	32,950	10,204,286
iShares MSCI EAFE ETF	3,059	186,201

TOTAL EXCHANGE-TRADED FUNDS (cost $8,447,220)		10,390,487

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	3,641
Porsche Automobil Holding SE (Germany) (PRFC)*	540	31,281
Volkswagen AG (Germany) (PRFC)*	629	96,170

		131,092

Banks — 0.0%
Citigroup Capital XIII, 7.130%, (Capital Security, fixed to floating preferred)	20,000	530,000

Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(rr)	30,000	786,000

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	612	57,049

TOTAL PREFERRED STOCKS (cost $1,457,449)		1,504,141

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES — 7.8%
Automobiles — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		1,200	$1,248,546
Series 2019-01, Class B
3.130%	02/18/25		600	623,046
Series 2019-01, Class C
3.360%	02/18/25		700	727,448
Series 2019-02, Class C
2.740%	04/18/25		1,400	1,441,205
Series 2019-03, Class C
2.320%	07/18/25		2,300	2,345,905
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,100	1,110,130
Series 2019-02A, Class A, 144A
3.350%	09/22/25		2,000	2,026,573
Series 2019-03A, Class A, 144A
2.360%	03/20/26		2,700	2,662,192
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,300	1,242,315
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24		900	907,970
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,700	1,258,596
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		4,200	4,321,835
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	2,891,203
Series 2018-02, Class A, 144A
3.470%	01/15/30		2,200	2,328,223
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,900	4,172,092
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,540,307
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24		1,400	1,415,907
Series 2018-02, Class A
3.170%	03/15/25		9,700	9,981,120
Series 2019-02, Class A
3.060%	04/15/26		1,000	1,046,124
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	316,560
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23		556	556,282
Series 2018-01A, Class A, 144A
3.430%	12/16/24		3,800	3,854,159
Series 2019-01A, Class A, 144A
3.630%	09/14/27		3,600	3,870,463
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25		1,300	1,313,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	1,700	$1,809,389
Series 2020-01A, Class A, 144A
1.350%	05/25/33	400	405,979

			56,417,369

Collateralized Loan Obligations — 3.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.488%(c)	07/22/32	2,500	2,444,354
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.499%(c)	07/15/29	500	491,507
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/29	1,000	984,794
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.955%(c)	01/17/28	970	958,798
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	04/15/29	2,500	2,462,704
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.495%(c)	10/20/32	4,000	3,925,237
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.335%(c)	10/17/31	7,000	6,849,744
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.182%(c)	11/15/26	757	743,509
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	1,000	971,686
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.541%(c)	02/05/31	248	241,680
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	2,500	2,453,274
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.275%(c)	10/19/28	7,000	6,894,337

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.323%(c)	10/23/29	1,250	$1,228,524
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.605%(c)	04/20/32	4,750	4,665,232
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.310%(c)	10/20/31	4,250	4,138,637
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.229%(c)	04/21/31	3,488	3,393,431
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.339%(c)	07/15/31	2,500	2,425,204
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.535%(c)	04/17/30	1,750	1,706,972
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.465%(c)	07/20/32	7,000	6,882,233
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.215%(c)	04/17/31	2,989	2,898,463
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.010%(c)	10/30/30	746	724,695
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
2.525%(c)	07/20/32	2,500	2,431,274
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.235%(c)	07/20/30	5,000	4,881,568
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.644%(c)	11/14/29	500	491,916
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.435%(c)	07/17/26	1,313	1,309,914
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.335%(c)	07/20/31	1,750	1,697,253
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.595%(c)	07/20/32	7,500	7,415,239

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	1,750	$1,706,287
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.099%(c)	07/15/27	874	866,419
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	2,000	1,946,337
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.335%(c)	10/20/31	3,750	3,620,183
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.448%(c)	07/22/32	2,000	1,960,503
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	1,238	1,217,377

			87,029,285

Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.985%(c)	09/14/32	1,199	1,195,137
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,104,260
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	799,384

			3,098,781

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,214,727
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	538,832
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,722,925
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,694,160

			6,170,644

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.835%(c)	03/25/33	67	67,214

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	07/25/32		22	$21,963
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
1.460%(c)	09/25/32		1,370	1,340,402

				1,429,579

Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		821	834,112
Series 2019-02A, Class A, 144A
2.590%	05/20/36		1,303	1,303,050
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24		2,240	2,100,989

				4,238,151

Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,075	1,100,342
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.935%(c)	03/25/34		494	489,555
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		165	167,504
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		981	979,111
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		123	123,883
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	06/25/34		159	151,284
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,098	1,123,509
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	1,867	1,944,769
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		722	743,688
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.785%(c)	02/25/57		1,774	1,758,344
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		1,820	1,885,396
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		106	110,852
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		80	85,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	631	$670,477

			11,334,446

Student Loans — 1.0%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	1,275	1,295,757
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	966	993,411
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	341	354,153
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	896	917,539
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	1,574	1,592,985
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	1,000	1,030,109
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,247	3,323,587
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,238,302
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,400	1,444,377
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	1,500	1,532,735
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,100	1,117,357
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,725,568
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,454,509
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,700	1,735,438
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,200	2,274,814
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	1,761,549

			24,792,190

TOTAL ASSET-BACKED SECURITIES (cost $193,614,013)			194,510,445

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,179,335
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,462,569
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	4,111,826

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	$2,655,331
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	974	1,038,114
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,883,879
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,408,067
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	591,777
Series 2014-CR18, Class A4
3.550%	07/15/47	2,088	2,233,739
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,412,894
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,716,371
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	4,107,249
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	738	791,639
Series 2015-M17, Class A2
3.015%(cc)	11/25/25	2,917	3,188,394
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	1,600	1,725,625
Series 2017-M04, Class A2
2.670%(cc)	12/25/26	8,600	9,387,394
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	6,594,676
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	3,075	3,469,196
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0055, Class X1, IO
1.498%(cc)	03/25/26	4,558	301,220
Series K0069, Class A2
3.187%(cc)	09/25/27	3,500	4,002,500
Series K0072, Class A2
3.444%	12/25/27	1,400	1,629,411
Series K020, Class X1, IO
1.498%(cc)	05/25/22	18,211	385,412
Series K021, Class X1, IO
1.548%(cc)	06/25/22	5,135	113,094
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,774,028
Series K068, Class AM
3.315%	08/25/27	4,100	4,700,331
Series K069, Class AM
3.248%(cc)	09/25/27	750	853,396
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,994,278
Series K070, Class AM
3.364%	12/25/27	1,100	1,270,061

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	$2,985,773
Series K076, Class A2
3.900%	04/25/28	6,200	7,424,203
Series K076, Class AM
3.900%	04/25/28	1,825	2,175,505
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	4,137,091
Series K077, Class AM
3.850%(cc)	05/25/28	690	822,169
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	6,161,348
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	3,099,691
Series K086, Class AM
3.919%(cc)	12/25/28	800	965,435
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,835,135
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,630	1,851,656
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,188,684
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	5,160,037
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,381,411
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,346,437
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	700	749,399
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,841	5,109,357
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,853,275
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,657,239
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	512,509
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,109,457
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,448,868
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,628,255
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,530,493
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,769,530

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50		2,500	$2,685,423
Series 2017-C05, Class A4
3.212%	11/15/50		5,000	5,418,712
Series 2018-C09, Class A3
3.854%	03/15/51		1,800	2,017,554
Series 2018-C14, Class A3
4.180%	12/15/51		2,900	3,335,831
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45		1,400	1,426,508
Series 2013-C05, Class A3
2.920%	03/10/46		967	988,677
Series 2013-C06, Class A3
2.971%	04/10/46		1,498	1,542,417
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49		4,500	4,716,262
Series 2017-C38, Class A4
3.190%	07/15/50		3,300	3,623,897
Series 2019-C49, Class A3
3.749%	03/15/52		7,300	8,089,707

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $196,165,371)				214,729,751

CORPORATE BONDS — 10.9%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	(a)	1,470	1,333,894
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		551	489,089
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23		765	729,724
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		910	1,071,863

				3,624,570

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		2,685	2,869,607
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		1,000	960,260

				3,829,867

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,983	1,658,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	$13,068
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	300	295,261
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	273	249,215
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	198	194,348
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	1,765	1,588,940

			3,999,697

Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
1.721%(c)	04/12/21	355	353,610
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	1,455	1,481,459
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	547,962
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	509,850
3.350%	11/01/22	2,845	2,733,034
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	778,441
6.600%	04/01/36	585	629,881
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.170%(c)	04/09/21	820	812,906
Gtd. Notes
3.550%	04/09/21	620	627,412
3.950%	04/13/24	1,700	1,755,805
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,311,661

			12,542,021

Banks — 2.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23	400	394,505
Sr. Unsec’d. Notes
3.848%	04/12/23	800	850,661
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	275	304,343
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,145	1,131,286

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		1,050	$1,158,186
3.824%(ff)	01/20/28		615	694,736
Sub. Notes, MTN
4.000%	01/22/25		1,700	1,879,941
4.200%	08/26/24		745	826,560
4.450%	03/03/26		4,790	5,502,246
Bank of America NA,
Sub. Notes
6.000%	10/15/36	(a)	805	1,141,691
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		610	660,729
3.684%	01/10/23		320	331,867
4.375%	01/12/26		323	364,622
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	(a)	705	826,096
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		1,650	1,686,370
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		1,590	1,501,033
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)		945	923,858
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)		640	679,328
Sr. Unsec’d. Notes
3.200%	10/21/26		670	734,687
3.700%	01/12/26		1,610	1,798,989
3.887%(ff)	01/10/28		560	630,317
8.125%	07/15/39	(a)	365	631,843
Sub. Notes
4.450%	09/29/27		1,485	1,690,000
4.750%	05/18/46	(a)	440	556,525
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,100	1,114,342
4.282%	01/09/28		980	1,096,161
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		1,240	1,256,294
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,413,744
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		595	670,121
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—(rr)		1,800	1,646,642
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		560	566,140
Sr. Unsec’d. Notes
3.750%	02/25/26		1,165	1,303,549
3.814%(ff)	04/23/29		440	497,021
3.850%	01/26/27		2,625	2,951,504

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
6.750%	10/01/37		225	$325,632
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
2.558%(c)	03/08/21		920	931,785
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		400	435,854
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		540	518,111
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—(rr)		979	895,522
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)		230	200,971
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)		1,175	1,204,238
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		270	305,314
3.964%(ff)	11/15/48		2,240	2,699,823
4.005%(ff)	04/23/29		1,360	1,571,149
Sub. Notes
3.875%	09/10/24		3,525	3,902,823
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	—(a)(rr)		640	568,067
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	930	1,200,800
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		610	658,069
3.772%(ff)	01/24/29		1,295	1,473,740
3.875%	01/27/26		550	624,526
4.431%(ff)	01/23/30		455	541,938
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,030	1,157,837
Sub. Notes, GMTN
4.350%	09/08/26		3,050	3,511,927
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30		1,570	1,819,412
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,255	1,331,661
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	3,026,171

				68,321,307

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,220	1,427,187

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	304,152

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50		335	$290,805
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		1,160	1,210,198
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		740	801,028
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		2,675	2,743,003
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		350	420,113
9.400%	05/15/39		30	49,805
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		620	727,249
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)	875	814,184
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		600	540,683
6.500%	09/27/28		405	357,979
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25		500	600,050

				8,555,097

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	845,053
7.000%	10/15/37	(a)	390	499,988
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		735	753,130
5.250%	01/15/30		265	273,940
5.875%	09/15/26		150	157,129

				2,529,240

Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		445	490,079
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	953,804
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		465	532,950
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12	(d)	1,850	20,720
6.875%	05/02/18	(d)	700	8,050

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24		285	$305,510
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		255	286,035

				2,597,148

Electric — 1.4%
Avista Corp.,
First Mortgage
4.350%	06/01/48		845	1,049,476
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		530	747,127
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	(a)	335	473,977
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		300	449,258
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		145	196,257
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,470	2,527,497
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48		1,075	1,331,935
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38		530	776,460
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		845	1,100,913
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25		1,545	1,760,620
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30		400	416,511
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		2,397	2,502,115
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,375	1,643,209
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		265	339,287
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33		380	541,914
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		140	192,438

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28		2,105	$2,383,055
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		575	650,410
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		1,560	1,724,502
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,035	1,216,362
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		465	565,888
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		785	808,875
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		980	1,055,006
5.000%	03/15/44		495	593,203
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		1,260	1,285,863
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27		675	741,024
3.700%	05/01/28		850	983,412
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	(a)	515	732,123
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,010	1,234,394
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		350	399,679
First Ref. Mortgage, Series C
3.600%	02/01/45		690	747,419
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		495	502,040
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,475	1,525,642
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	582,912

				33,780,803

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		650	660,365

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	1,000	1,074,214

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	$1,190,761

				2,264,975

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49		1,030	1,066,375
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	1,396,820

				2,463,195

Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,655,333

Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	51,837
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,658,021
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	2,384,363

				5,094,221

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		720	1,028,878
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,201,679
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	244,611
2.250%	03/07/39	EUR	300	378,288

				2,853,456

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	676,404
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	412,413
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	435,195
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		575	650,055

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
5.125%	06/15/39		665	$773,864
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	875,217
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		160	165,955
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		725	720,985
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		340	417,640

				5,127,728

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	420,584
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	619,996

				1,040,580

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	(a)	2,010	2,108,080

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,187,057
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	930,834
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	190,015
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		650	985,698
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	128,951
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,707,237
6.850%	12/16/39		122	185,907
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		315	317,429

				5,633,128

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		805	$808,729

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,060	1,115,127

Media — 0.6%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		400	396,896
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50		870	989,952
6.384%	10/23/35		1,695	2,236,626
6.484%	10/23/45		1,000	1,335,420
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22		1,440	1,664,152
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	(a)	1,455	1,742,341
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		677	797,247
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		270	326,126
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		1,340	1,497,179
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		850	878,501
Walt Disney Co. (The),
Gtd. Notes
7.625%			1,265	1,813,614

				13,678,054

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		315	317,521

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		800	825,566
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,651,424

				3,476,990

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		480	$483,209
2.750%	01/06/23		385	402,920
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		226	233,631

				1,119,760

Oil & Gas — 0.8%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		950	564,004
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		850	731,267
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	(a)	1,350	1,435,060
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		150	168,741
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	2,141	2,045,244
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	219,813
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	269,035
6.510%	03/07/22		440	471,861
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,555	1,672,047
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	430,241
Newfield Exploration Co.,
Gtd. Notes
5.750%	01/30/22		80	80,063
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		595	540,956
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		1,000	424,074
4.850%	03/15/21		287	287,115
6.450%	09/15/36		1,040	895,999
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38		240	203,397
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		610	626,698
6.900%	03/19/49		600	631,902

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
5.093%	01/15/30		577	$574,505
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		205	205,505
6.350%	02/12/48		458	340,008
6.500%	03/13/27		230	209,815
Gtd. Notes, 144A
6.490%	01/23/27		346	315,679
7.690%	01/23/50		1,682	1,393,587
Gtd. Notes, MTN
6.750%	09/21/47		1,805	1,389,067
6.875%	08/04/26		770	727,695
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		990	1,120,516
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	(a)	580	646,440

				18,620,334

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		139	152,629

Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		675	716,362

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		950	1,050,320
4.500%	05/14/35		1,595	1,925,345
4.700%	05/14/45		855	1,065,490
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49		1,480	1,789,223
4.550%	03/15/35		1,770	2,143,320
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.927%(c)	06/25/21	(a)	805	805,205
Gtd. Notes, 144A
3.500%	06/25/21		350	358,717
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		372	409,244
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	(a)	280	355,875
4.250%	10/26/49		1,285	1,692,280
5.000%	08/15/45		745	1,037,367
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,870	2,212,316
Sr. Unsec’d. Notes
3.200%	03/15/40		530	563,486

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		210	$259,624
5.125%	07/20/45		991	1,278,605
5.300%	12/05/43		185	240,949
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		1,230	1,319,291

				18,506,657

Pipelines — 0.6%
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21		610	622,736
4.950%	06/15/28		795	855,664
5.000%	05/15/50		990	938,818
6.125%	12/15/45		120	126,122
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	(a)	1,055	1,169,425
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,140	1,222,685
4.700%	04/15/48		750	751,843
4.875%	06/01/25		2,275	2,538,856
5.200%	03/01/47		25	26,684
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		130	145,541
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		3,495	3,344,775
4.500%	03/15/50		245	228,049
4.950%	07/13/47		640	617,630
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		1,315	1,311,483
5.300%	03/01/48		80	64,939
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48		230	251,096
4.900%	01/15/45		1,100	1,171,177

				15,387,523

Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		725	792,247

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		1,820	2,060,158
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		3,395	3,818,487

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	500	$472,887
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		168	150,529
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,020	990,609

				7,492,670

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	(a)	1,195	1,243,060

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26		667	716,001

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		360	375,562

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,665	1,827,254
3.600%	07/15/25		250	277,364
3.800%	02/15/27		1,200	1,347,161
4.300%	02/15/30		490	572,891
4.500%	05/15/35		225	265,235
4.550%	03/09/49		4	4,715
4.850%	03/01/39		3,615	4,386,879
5.350%	09/01/40		113	142,053
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		350	572,132
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	(a)	785	760,858
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		250	264,468
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		438	443,471
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29		1,365	1,629,750
4.125%	08/15/46		520	644,562
4.500%	08/10/33		865	1,083,697
4.862%	08/21/46		615	833,559

				15,056,049

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	$1,015,919
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	966,155
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	142,686

			2,124,760

TOTAL CORPORATE BONDS (cost $254,546,557)			272,112,185

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs, Series B
4.263%	09/15/32	180	214,178

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
2.574%	04/01/31	415	446,777
6.263%	04/01/49	1,305	2,250,916
State of California,
General Obligation, BABs
7.300%	10/01/39	1,250	2,073,963
7.500%	04/01/34	350	568,438
7.625%	03/01/40	205	356,288

			5,696,382

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, Series B, BABs
5.844%	11/01/50	565	939,132

Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,444,505
State of Illinois,
General Obligation
5.100%	06/01/33	200	202,950
General Obligation, Series D, BABs
5.000%	11/01/22	2,305	2,417,230

			4,064,685

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	1,000	1,699,180

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,440,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	415	$592,906
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	321,255

			914,161

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	425	617,882

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	779,503

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	480,436

TOTAL MUNICIPAL BONDS (cost $12,056,172)			16,846,473

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	20	19,901
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	104	102,357
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.709%(cc)	02/25/35	92	89,225
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	04/25/28	87	86,114
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28	148	147,167
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.770%(c)	08/25/28	300	272,129
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30	620	620,109
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30	160	160,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%	09/15/21^	4,536	4,500,229
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23	3,500	3,443,174

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.988%(cc)	02/25/37	180	$174,735
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	1,831	1,830,094
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,854	1,863,800
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,664	1,657,971
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,526	1,618,966
Freddie Mac REMICS,
Series 4535, Class PA
3.000%	03/15/44	810	847,017
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	03/25/29	63	62,595
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	07/25/29	139	138,925
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	03/25/30	589	588,621
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	2	2,360
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	02/25/49	93	93,140
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	116	114,134
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.995%(cc)	07/25/35	73	69,811
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24	118	117,781
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	298	317,631
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	662	697,083
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,071	1,135,201
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	01/25/48	388	384,369

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28		42	$41,828
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400%
1.585%(c)	07/25/29		29	28,697
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		1,401	1,526,890
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.765%(cc)	02/25/34		123	118,885

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,706,720)				22,870,939

SOVEREIGN BONDS — 1.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,646,019
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	231,624
4.375%	07/12/21		400	411,131
5.000%	06/15/45		430	484,982
7.375%	09/18/37		450	616,394
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	775,248
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	434,188
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		714	742,596
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,462,797
4.450%	02/11/24		355	385,257
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	849,473
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,747,380
4.750%	01/08/26		350	394,620
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	218,551
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,047,530
2.625%	04/20/22		1,400	1,451,196
3.000%	03/12/24		200	216,652
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	429,872
4.500%	04/16/50		340	415,587

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24			225	$241,816
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23			240	262,612
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			800	858,597
4.817%	03/14/49			200	264,288
5.103%	04/23/48			665	908,051
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR	960	1,188,298
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21			980	994,221
2.875%	03/04/23			1,285	1,340,177
4.000%	04/17/25			750	832,666
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,200	1,243,038
3.250%	06/01/23			600	644,686
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		405	518,740
5.100%	06/18/50	(a)		395	510,109

TOTAL SOVEREIGN BONDS (cost $23,170,581)					24,768,396

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Bank
5.500%	07/15/36	(k)		850	1,328,449
Federal Home Loan Mortgage Corp.
2.000%	01/01/32			792	823,713
2.500%	03/01/30			451	479,346
3.000%	10/01/28			321	341,616
3.000%	06/01/29			634	674,841
3.000%	01/01/37			205	217,373
3.000%	06/01/42			327	349,520
3.000%	10/01/42			784	840,444
3.000%	01/01/43			705	755,490
3.000%	07/01/43			1,859	1,992,205
3.500%	06/01/42			329	356,497
3.500%	01/01/47			689	732,657
3.500%	02/01/47			958	1,016,525
4.000%	06/01/26			359	381,250
4.000%	09/01/26			131	139,280
4.000%	03/01/38			388	417,816
4.000%	10/01/39			584	640,606
4.000%	09/01/40			873	957,079
4.000%	12/01/40			343	375,981
4.000%	10/01/41			365	400,201
4.000%	01/01/42			128	140,376
4.500%	07/01/20			1	589
4.500%	02/01/39			75	83,178
4.500%	09/01/39			124	138,332
4.500%	10/01/39			1,113	1,238,306

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/39		109	$121,592
4.500%	07/01/41		179	193,377
4.500%	07/01/41		1,635	1,820,495
4.500%	08/01/41		123	133,039
4.500%	08/01/41		186	203,351
4.500%	08/01/41		271	295,427
4.500%	10/01/41		146	157,766
4.500%	12/01/47		304	327,671
4.500%	08/01/48		788	847,820
5.000%	05/01/34		16	18,268
5.000%	05/01/34		233	266,846
5.000%	10/01/35		6	6,881
5.000%	07/01/37		386	442,442
5.000%	05/01/39		51	58,738
5.500%	12/01/33		42	46,598
5.500%	01/01/34		40	44,810
5.500%	06/01/34		75	86,105
5.500%	07/01/34		171	195,412
5.500%	05/01/37		45	51,985
5.500%	02/01/38		353	405,273
5.500%	05/01/38		38	43,709
5.500%	07/01/38		96	110,443
6.000%	03/01/32		138	154,874
6.000%	12/01/33		49	54,975
6.000%	11/01/36		46	52,343
6.000%	01/01/37		38	43,623
6.000%	05/01/37		20	23,613
6.000%	02/01/38		3	4,029
6.000%	08/01/39		51	59,141
6.750%	09/15/29		605	910,503
6.750%	03/15/31	(k)	550	864,845
7.000%	05/01/31		6	6,488
7.000%	06/01/31		13	13,755
7.000%	08/01/31		106	122,538
7.000%	10/01/31		6	6,713
Federal National Mortgage Assoc.
2.000%	TBA		3,500	3,572,224
2.000%	TBA		9,000	9,293,906
2.000%	08/01/31		731	759,651
2.500%	01/01/28		635	666,689
2.500%	10/01/43		623	659,806
2.500%	12/01/46		1,316	1,393,256
2.500%	09/01/49		3,125	3,257,677
2.500%	11/01/49		3,271	3,408,088
2.500%	12/01/49		571	594,663
3.000%	TBA		21,000	22,079,624
3.000%	02/01/27		1,248	1,320,040
3.000%	08/01/30		846	891,002
3.000%	11/01/36		1,841	1,939,939
3.000%	12/01/42		1,419	1,519,872
3.000%	03/01/43		295	315,573
3.000%	11/01/46		1,132	1,195,642
3.000%	01/01/47		1,601	1,693,406
3.000%	02/01/47		1,601	1,693,693
3.000%	03/01/47		802	848,746
3.500%	07/01/31		845	902,952
3.500%	02/01/33		2,293	2,418,538
3.500%	06/01/39		486	524,088

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/42	3,801	$4,108,664
3.500%	05/01/42	1,906	2,061,143
3.500%	07/01/42	766	833,112
3.500%	08/01/42	302	326,807
3.500%	08/01/42	918	992,775
3.500%	09/01/42	432	467,783
3.500%	09/01/42	1,629	1,763,748
3.500%	11/01/42	255	276,207
3.500%	03/01/43	2,179	2,382,950
3.500%	04/01/43	530	573,903
3.500%	04/01/43	718	776,696
3.500%	01/01/46	1,640	1,756,581
3.500%	07/01/46	1,832	1,946,275
3.500%	11/01/46	1,579	1,675,628
3.500%	09/01/47	1,004	1,057,128
3.500%	01/01/48	6,748	7,116,677
3.500%	05/01/48	1,851	1,949,753
3.500%	07/01/48	1,119	1,175,006
4.000%	10/01/41	2,324	2,550,082
4.000%	09/01/44	2,064	2,252,945
4.000%	10/01/46	472	506,392
4.000%	02/01/47	603	640,650
4.000%	09/01/47	1,548	1,647,303
4.000%	11/01/47	705	779,121
4.000%	11/01/47	2,691	2,868,919
4.500%	07/01/33	47	51,410
4.500%	08/01/33	36	39,307
4.500%	09/01/33	94	102,441
4.500%	10/01/33	9	10,282
4.500%	10/01/33	32	35,417
4.500%	10/01/33	110	119,953
4.500%	01/01/35	1	1,473
4.500%	07/01/39	771	857,989
4.500%	08/01/39	1,184	1,316,967
4.500%	03/01/41	395	442,035
4.500%	11/01/47	3,030	3,271,842
4.500%	01/01/49	725	777,932
5.000%	03/01/34	206	236,023
5.000%	06/01/35	76	86,992
5.000%	07/01/35	102	117,015
5.000%	09/01/35	69	79,344
5.000%	11/01/35	79	90,100
5.000%	02/01/36	95	109,209
5.000%	05/01/36	47	54,425
5.500%	09/01/33	196	223,083
5.500%	10/01/33	69	79,392
5.500%	12/01/33	48	55,397
5.500%	01/01/34	1	1,220
5.500%	12/01/34	155	177,123
5.500%	10/01/35	537	616,272
5.500%	03/01/36	96	108,377
5.500%	05/01/36	115	132,015
5.500%	04/01/37	84	96,823
6.000%	05/01/21	6	6,330
6.000%	08/01/22	18	18,123
6.000%	04/01/33	16	18,086
6.000%	06/01/33	5	5,568
6.000%	10/01/33	220	247,722

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/33	5		$6,077
6.000%	11/01/33	15		16,229
6.000%	11/01/33	45		50,647
6.000%	01/01/34	271		315,548
6.000%	02/01/34	59		68,175
6.000%	03/01/34	29		32,029
6.000%	03/01/34	42		47,005
6.000%	07/01/34	163		190,350
6.000%	08/01/34	1		664
6.000%	10/01/34	3		3,558
6.000%	11/01/34	3		2,797
6.000%	11/01/34	29		32,801
6.000%	01/01/35	54		60,144
6.000%	01/01/35	151		169,439
6.000%	02/01/35	3		2,979
6.000%	02/01/35	74		82,378
6.000%	02/01/35	215		251,621
6.000%	03/01/35	2		2,262
6.000%	04/01/35	1		884
6.000%	07/01/36	35		41,197
6.000%	02/01/37	63		74,010
6.000%	05/01/37	24		27,735
6.000%	06/01/37	1		662
6.000%	08/01/37	—	(r)	109
6.000%	08/01/37	14		16,169
6.000%	09/01/37	—	(r)	368
6.000%	10/01/37	35		40,158
6.000%	05/01/38	57		66,634
6.000%	06/01/38	2		2,706
6.250%	05/15/29(k)	610		883,585
6.500%	07/01/32	41		46,656
6.500%	09/01/32	2		1,729
6.500%	09/01/32	51		58,762
6.500%	09/01/32	59		68,420
6.500%	09/01/32	70		80,313
6.500%	04/01/33	79		90,984
6.500%	11/01/33	21		24,284
6.500%	01/01/34	31		36,356
6.500%	09/01/34	59		67,466
6.500%	10/01/34	65		75,409
6.500%	09/01/36	49		57,031
6.500%	10/01/36	18		21,542
6.500%	11/01/36	21		23,215
6.500%	01/01/37	39		43,137
6.500%	01/01/37	103		119,434
6.625%	11/15/30(k)	800		1,237,411
7.000%	02/01/32	25		29,126
7.000%	05/01/32	13		15,854
7.000%	06/01/32	19		21,808
7.000%	07/01/32	49		57,468
7.125%	01/15/30(k)	3,195		4,979,567
Government National Mortgage Assoc.
2.500%	TBA	4,000		4,200,312
2.500%	03/20/43	257		271,850
2.500%	12/20/46	626		663,036
3.000%	12/20/44	256		273,247
3.000%	03/15/45	819		866,971
3.000%	11/20/45	752		801,129

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/20/46	1,683		$1,788,285
3.000%	07/20/46	4,402		4,681,755
3.000%	08/20/46	1,171		1,245,793
3.000%	10/20/46	996		1,059,731
3.000%	11/20/46	597		634,415
3.000%	12/20/46	1,068		1,134,265
3.000%	01/20/47	305		323,737
3.000%	04/20/47	1,272		1,351,652
3.500%	TBA	9,000		9,495,703
3.500%	12/20/42	1,143		1,243,212
3.500%	05/20/43	350		381,237
3.500%	04/20/45	1,371		1,468,001
3.500%	07/20/46	5,253		5,620,924
3.500%	07/20/48	4,692		4,986,879
3.500%	11/20/48	1,573		1,663,026
4.000%	06/15/40	73		79,807
4.000%	05/20/41	60		65,617
4.000%	12/20/42	591		650,869
4.000%	08/20/44	261		284,192
4.000%	11/20/45	577		624,736
4.000%	12/20/45	1,543		1,666,878
4.000%	09/20/47	5,575		5,975,990
4.000%	02/20/49	2,548		2,705,364
4.500%	04/15/40	465		518,222
4.500%	01/20/41	434		484,933
4.500%	02/20/41	713		796,042
4.500%	03/20/41	359		393,837
4.500%	06/20/44	524		574,311
4.500%	09/20/46	458		498,323
4.500%	11/20/46	673		736,433
4.500%	03/20/47	437		476,806
4.500%	05/20/48	975		1,051,836
4.500%	08/20/48	1,680		1,797,442
5.000%	10/20/37	82		92,267
5.000%	04/20/45	533		600,466
5.500%	08/15/33	175		192,532
5.500%	08/15/33	180		198,463
5.500%	09/15/33	76		82,997
5.500%	12/15/33	21		23,503
5.500%	03/15/34	149		164,994
5.500%	12/15/34	282		329,729
5.500%	07/15/35	57		66,006
5.500%	04/15/36	71		78,688
6.000%	11/15/23	—	(r)	220
6.000%	05/15/32	—	(r)	74
6.000%	04/15/33	7		7,728
6.000%	12/15/33	77		85,152
6.000%	01/15/34	20		22,671
6.000%	01/15/34	32		36,673
6.000%	01/15/34	61		72,257
6.000%	06/20/34	100		116,404
6.000%	07/15/34	72		85,607
6.500%	10/15/23	1		728
6.500%	12/15/23	2		2,561
6.500%	01/15/24	—	(r)	380
6.500%	01/15/24	1		744
6.500%	01/15/24	3		2,846
6.500%	01/15/24	9		9,383

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	01/15/24	9		$9,425
6.500%	01/15/24	12		13,357
6.500%	01/15/24	16		17,141
6.500%	01/15/24	39		42,700
6.500%	02/15/24	2		1,716
6.500%	02/15/24	3		3,234
6.500%	02/15/24	4		4,439
6.500%	02/15/24	4		4,851
6.500%	02/15/24	5		5,322
6.500%	02/15/24	5		6,030
6.500%	03/15/24	1		861
6.500%	03/15/24	1		1,058
6.500%	03/15/24	3		2,984
6.500%	04/15/24	—	(r)	308
6.500%	04/15/24	1		1,216
6.500%	04/15/24	1		1,432
6.500%	04/15/24	1		1,654
6.500%	04/15/24	5		5,992
6.500%	04/15/24	8		8,279
6.500%	05/15/24	3		3,381
6.500%	05/15/24	3		3,476
6.500%	05/15/24	12		13,743
6.500%	10/15/24	12		12,809
6.500%	11/15/28	4		4,964
6.500%	08/15/31	5		5,883
6.500%	12/15/31	10		11,325
6.500%	02/15/32	34		38,931
6.500%	06/15/32	22		24,471
6.500%	07/15/32	37		41,773
6.500%	08/15/32	5		5,269
6.500%	08/15/32	6		6,824
6.500%	08/15/32	7		8,027
6.500%	08/15/32	25		28,912
6.500%	08/15/32	175		208,536
6.500%	08/15/34	24		28,199
6.500%	06/15/35	34		40,938
6.500%	09/15/36	48		57,802
8.000%	01/15/24	6		5,689
8.000%	07/15/24	—	(r)	344
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510		790,116

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $204,251,207)				212,966,342

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds
2.875%	05/15/43	840		1,096,725
3.000%	11/15/44	4,390		5,875,741
3.125%	02/15/43	840		1,138,462
3.375%	05/15/44	4,215		5,959,615
3.625%	02/15/44	490		717,084
3.750%	11/15/43	490		729,105
U.S. Treasury Notes
3.125%	11/15/28	6,650		8,036,109
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	360		280,491

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.345%(s)	11/15/43	(h)(k)	3,600	$2,529,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,700,887)				26,362,473

TOTAL LONG-TERM INVESTMENTS (cost $1,315,506,929)				2,201,172,663

			Shares

SHORT-TERM INVESTMENTS — 16.8%

AFFILIATED MUTUAL FUNDS — 16.7%
PGIM Core Ultra Short Bond Fund(w)			351,018,979	351,018,979
PGIM Institutional Money Market Fund (cost $65,936,449; includes $65,897,731 of cash collateral for securities on loan)(b)(w)			66,133,591	66,133,591

TOTAL AFFILIATED MUTUAL FUNDS (cost $416,955,428)				417,152,570

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.143%(n)	09/17/20	(k)	3,075	3,074,067

(cost $3,074,047)

OPTIONS PURCHASED*~ — 0.0%
(cost $149,870)				864,810

TOTAL SHORT-TERM INVESTMENTS (cost $420,179,345)				421,091,447

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.9% (cost $1,735,686,274)				2,622,264,110

OPTION WRITTEN*~ — (0.0)%
(premiums received $82,739)				(28,031)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.9% (cost $1,735,603,535)				2,622,236,079
Liabilities in excess of other assets(z) — (4.9)%				(122,956,630)

NET ASSETS — 100.0%				$2,499,279,449

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,500,229 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $ 65,058,656; cash collateral of $65,897,731 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$140.00	299	299	$60,734

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$143.00	598	598	$18,688

Total Exchange Traded (cost $136,023)						$79,422

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,424	$54,095
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,357	52,481
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,892	124,488
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	11,696	247,615
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	11,860	259,723
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,357	46,986

Total OTC Traded (cost $13,847)							$785,388

Total Options Purchased (cost $149,870)							$864,810

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$142.00	897	897	$(28,031)

(premiums received $82,739)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	2 Year U.S. Treasury Notes	Sep. 2020	$10,378,922	$6,486
19	5 Year U.S. Treasury Notes	Sep. 2020	2,389,102	7,932
130	10 Year U.S. Ultra Treasury Notes	Sep. 2020	20,472,969	93,493
419	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	91,407,469	89,596
14	Mini MSCI EAFE Index	Sep. 2020	1,244,880	(15,937)
228	S&P 500 E-Mini Index	Sep. 2020	35,228,280	176,758

				358,328

Short Positions:
24	10 Year Euro-Bund	Sep. 2020	4,759,685	(41,119)
533	10 Year U.S. Treasury Notes	Sep. 2020	74,178,612	(249,482)
27	20 Year U.S. Treasury Bonds	Sep. 2020	4,821,188	(60,862)

				(351,463)

				$6,865

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR 7,209	$8,126,956	$8,099,100	$—	$(27,856)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD 1,700	$1,224,281	$1,252,282	$—	$(28,001)
Euro,
Expiring 07/02/20	Citibank, N.A	EUR 7,209	7,867,810	8,099,100	—	(231,290)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	EUR 7,209	8,132,903	8,105,081	27,822	—

			$17,224,994	$17,456,463	27,822	(259,291)

					$27,822	$(287,147)

Credit default swap agreement outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	2.453%	$(57,950)	$22,405	$(80,355)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	15,600	$59,282	$95,816	$36,534

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR 25,750	0.664%	$208,554	$490,405	$281,851

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$(31,287)	$(75,174)	$(43,887)
EUR	790	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(7,175)	(201,416)	(194,241)
	70,008	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	1,094,393	1,094,393
	40,535	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(50,561)	712,870	763,431
	19,355	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	11,386	369,078	357,692
	13,105	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	37,983	274,348	236,365
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(26,843)	(26,843)
	860	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(76,513)	(76,513)
	4,480	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(56,367)	(623,493)	(567,126)
	2,120	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(480,842)	(480,842)
	1,764	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	25,558	25,558
					$(96,021)	$ 991,966	$1,087,987

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(M)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	11,000	$183,545	$—	$183,545

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$22,405	$—	$183,545	$(80,355)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$10,000	$7,275,321
Goldman Sachs & Co. LLC	—	3,074,067

Total	$10,000	$10,349,388

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$1,159,490,177	$44,620,854	$—
Exchange-Traded Funds	10,390,487	—	—
Preferred Stocks	1,316,000	188,141	—
Asset-Backed Securities
Automobiles	—	56,417,369	—
Collateralized Loan Obligations	—	87,029,285	—
Consumer Loans	—	3,098,781	—
Equipment	—	6,170,644	—
Home Equity Loans	—	1,429,579	—
Other	—	4,238,151	—
Residential Mortgage-Backed Securities	—	11,334,446	—
Student Loans	—	24,792,190	—
Commercial Mortgage-Backed Securities	—	214,729,751	—
Corporate Bonds	—	272,112,185	—
Municipal Bonds	—	16,846,473	—
Residential Mortgage-Backed Securities	—	18,370,710	4,500,229
Sovereign Bonds	—	24,768,396	—
U.S. Government Agency Obligations	—	212,966,342	—
U.S. Treasury Obligations	—	29,436,540	—
Affiliated Mutual Funds	417,152,570	—	—
Options Purchased	79,422	785,388	—

Total	$1,588,428,656	$1,029,335,225	$4,500,229

Liabilities
Option Written	$(28,031)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$374,265	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	27,822	—
Centrally Cleared Credit Default Swap Agreements	—	318,385	—
Centrally Cleared Interest Rate Swap Agreements	—	2,477,439	—
OTC Total Return Swap Agreement	—	183,545	—

Total	$374,265	$3,007,191	$—

Liabilities
Futures Contracts	$(367,400)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(287,147)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreement	$—	$(57,950)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(1,389,452)	—

Total	$(367,400)	$(1,734,549)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	16.7%
Commercial Mortgage-Backed Securities	8.6
U.S. Government Agency Obligations	8.5
Banks	4.5
Software	4.4
Collateralized Loan Obligations	3.5
Pharmaceuticals	2.9
Technology Hardware, Storage & Peripherals	2.8
IT Services	2.7
Interactive Media & Services	2.6
Automobiles	2.4
Internet & Direct Marketing Retail	2.3
Semiconductors & Semiconductor Equipment	2.3
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.4
Electric	1.4
Capital Markets	1.4
Residential Mortgage-Backed Securities	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Oil, Gas & Consumable Fuels	1.3
Chemicals	1.2
Biotechnology	1.2
Media	1.2
U.S. Treasury Obligations	1.1
Insurance	1.1
Specialty Retail	1.1
Student Loans	1.0
Sovereign Bonds	1.0
Aerospace & Defense	1.0
Entertainment	1.0
Electric Utilities	0.9
Beverages	0.9
Diversified Telecommunication Services	0.9
Household Products	0.8
Oil & Gas	0.8
Machinery	0.7
Diversified Financial Services	0.7
Food & Staples Retailing	0.7
Hotels, Restaurants & Leisure	0.7
Municipal Bonds	0.7
Pipelines	0.6
Telecommunications	0.6
Food Products	0.6
Industrial Conglomerates	0.6

Life Sciences Tools & Services	0.6%
Auto Manufacturers	0.5
Road & Rail	0.5
Multi-Utilities	0.5
Communications Equipment	0.5
Exchange-Traded Funds	0.4
Tobacco	0.4
Textiles, Apparel & Luxury Goods	0.3
Retail	0.3
Air Freight & Logistics	0.3
Electronic Equipment, Instruments & Components	0.3
Airlines	0.3
Multiline Retail	0.3
Equipment	0.2
Electrical Equipment	0.2
Metals & Mining	0.2
Consumer Finance	0.2
Household Durables	0.2
Healthcare-Services	0.2
Gas	0.2
Commercial Services & Supplies	0.2
Professional Services	0.2
Building Products	0.2
Other	0.2
Agriculture	0.2
Containers & Packaging	0.2
Miscellaneous Manufacturing	0.1
Wireless Telecommunication Services	0.1
Consumer Loans	0.1
Trading Companies & Distributors	0.1
Personal Products	0.1
Healthcare-Products	0.1
Commercial Services	0.1
Foods	0.1
Energy Equipment & Services	0.1
Engineering & Construction	0.1
Transportation	0.1
Housewares	0.1
Construction Materials	0.1
Forest Products & Paper	0.1
Construction & Engineering	0.1
Auto Components	0.1
Home Equity Loans	0.1
Savings & Loans	0.1
Multi-National	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A33

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Machinery-Diversified	0.0	*%
Real Estate Management & Development	0.0	*
Water Utilities	0.0	*
Home Builders	0.0	*
Health Care Technology	0.0	*
Distributors	0.0	*
Options Purchased	0.0	*
Gas Utilities	0.0	*
Lodging	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Packaging & Containers	0.0	*
Semiconductors	0.0	*
Electronics	0.0	*
Leisure Products	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

Mining	0.0	*%
Building Materials	0.0	*
Oil & Gas Services	0.0	*
Diversified Consumer Services	0.0	*
Transportation Infrastructure	0.0	*
Marine	0.0	*
Paper & Forest Products	0.0	*

	104.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(4.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$318,385	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	22,405		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	80,355
Equity contracts	Due from/to broker-variation margin futures	176,758	*	Due from/to broker-variation margin futures	15,937	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	27,822		Unrealized depreciation on OTC forward foreign currency exchange contracts	287,147
Interest rate contracts	Due from/to broker-variation margin futures	197,507	*	Due from/to broker-variation margin futures	351,463	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,477,439	*	Due from/to broker-variation margin swaps	1,389,452	*
Interest rate contracts	Unaffiliated investments	864,810		Options written outstanding, at value	28,031
Interest rate contracts	Unrealized appreciation on OTC swap agreements	183,545		—	—

		$4,268,671			$2,152,385

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(37,032)
Equity contracts	3,564	—	—	(1,681,933)	—	—
Foreign exchange contracts	—	—	—	—	262,829	—
Interest rate contracts	—	(178,656)	65,485	9,790,964	—	(13,273,416)

Total	$3,564	$(178,656)	$65,485	$8,109,031	$262,829	$(13,310,448)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$442,916
Equity contracts	(11)	—	—	(322,656)	—	—
Foreign exchange contracts	—	—	—	—	(137,405)	—
Interest rate contracts	—	357,560	54,708	1,237,673	—	7,628,248

Total	$(11)	$357,560	$54,708	$915,017	$(137,405)	$8,071,164

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$118,740	$419,667	$185,828,025	$131,910,639	$5,294,441

Forward Foreign Currency Exchange Contracts—Sold(3)		Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$14,907,810		$230,802,754	$15,600,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$11,510,042	$11,000,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A35

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$65,058,656	$(65,058,656)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$654,231	$(80,355)	$573,876	$(540,000)	$33,876
Barclays Bank PLC	337,107	—	337,107	(270,000)	67,107
Citibank, N.A	—	(231,290)	(231,290)	231,290	—
Morgan Stanley & Co. International PLC	27,822	(55,857)	(28,035)	—	(28,035)

	$1,019,160	$(367,502)	$651,658	$(578,710)	$72,948

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $65,058,656:
Unaffiliated investments (cost $1,318,730,846)	$2,205,111,540
Affiliated investments (cost $416,955,428)	417,152,570
Foreign currency, at value (cost $355,733)	356,412
Cash	11,471
Receivable for investments sold	45,255,681
Dividends and interest receivable	6,247,177
Due from broker-variation margin futures	482,120
Tax reclaim receivable	316,565
Unrealized appreciation on OTC swap agreements	183,545
Due from broker-variation margin swaps	83,017
Unrealized appreciation on OTC forward foreign currency exchange contracts	27,822
Premiums paid for OTC swap agreements	22,405
Deposit with broker for centrally cleared/exchange-traded derivatives	10,000
Receivable for Portfolio shares sold	8,542
Receivable from affiliate	1,997
Prepaid expenses	2,557

Total Assets	2,675,273,421

LIABILITIES
Payable for investments purchased	106,738,622
Payable to broker for collateral for securities on loan	65,897,731
Management fee payable	1,127,204
Payable for Portfolio shares repurchased	804,033
Accrued expenses and other liabilities	560,774
Due to broker-variation margin futures	364,857
Unrealized depreciation on OTC forward foreign currency exchange contracts	287,147
Payable to affiliate	104,292
Unrealized depreciation on OTC swap agreements	80,355
Options written outstanding, at value (proceeds received $82,739)	28,031
Affiliated transfer agent fee payable	926

Total Liabilities	175,993,972

NET ASSETS	$2,499,279,449

Net assets were comprised of:
Partners’ Equity	$2,499,279,449

Net asset value and redemption price per share, $2,499,279,449 / 79,793,188 outstanding shares of beneficial interest	$31.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$15,176,424
Unaffiliated dividend income (net of $108,611 foreign withholding tax, of which $32,562 is reimbursable by an affiliate)	12,696,332
Affiliated dividend income	1,603,649
Income from securities lending, net (including affiliated income of $188,818)	192,957

Total income	29,669,362

EXPENSES
Management fee	6,751,459
Custodian and accounting fees	170,889
Shareholders’ reports	149,157
Audit fee	24,861
Trustees’ fees	19,146
Legal fees and expenses	10,139
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	30,991

Total expenses	7,161,954

NET INVESTMENT INCOME (LOSS)	22,507,408

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(150,498))	59,436,816
Futures transactions	8,109,031
Forward currency contract transactions	262,829
Options written transactions	65,485
Swap agreements transactions	(13,310,448)
Foreign currency transactions	352

54,564,065

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $183,453)	(94,247,802)
Futures	915,017
Forward currency contracts	(137,405)
Options written	54,708
Swap agreements	8,071,164
Foreign currencies	(19,377)

(85,363,695)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(30,799,630)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,292,222)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,507,408	$50,692,568
Net realized gain (loss) on investment and foreign currency transactions	54,564,065	92,944,851
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(85,363,695)	279,582,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,292,222)	423,220,135

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [191,168 and 246,721 shares, respectively]	5,665,947	7,257,351
Portfolio shares repurchased [3,099,171 and 6,977,375 shares, respectively]	(95,083,430)	(203,275,054)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(89,417,483)	(196,017,703)

CAPITAL CONTRIBUTIONS	—	13,184

TOTAL INCREASE (DECREASE)	(97,709,705)	227,215,616
NET ASSETS:
Beginning of period	2,596,989,154	2,369,773,538

End of period	$2,499,279,449	$2,596,989,154

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.1%

ASSET-BACKED SECURITIES — 24.5%
Automobiles — 1.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	1,000	$985,997
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	3,541,316
Hertz Vehicle Financing II LP,
Series 2019-02A, Class A, 144A
3.420%	05/25/25	1,531	1,515,153
Series 2019-03A, Class A, 144A
2.670%	12/26/25	1,771	1,754,177
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,762,950
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	850,255

			12,409,848

Collateralized Loan Obligations — 17.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.488%(c)	07/22/32	4,000	3,910,967
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.691%(c)	01/20/32	3,000	2,940,651
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.499%(c)	07/15/29	250	245,754
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.436%(c)	07/16/29	497	490,876
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.928%(c)	04/22/27	8,182	8,092,263
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/28	2,500	2,472,554
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.456%(c)	05/17/31	3,000	2,907,646
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	10/15/30	4,500	4,410,462
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
2.559%(c)	10/15/32	2,500	2,455,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.485%(c)	01/17/28	2,500	$2,387,314
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.399%(c)	01/15/30	4,000	3,918,730
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.358%(c)	04/22/30	7,710	7,444,368
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.000%(c)	04/24/31	1,500	1,451,402
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.208%(c)	01/22/31	3,750	3,691,036
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.005%(c)	04/19/29	5,000	4,908,280
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.449%(c)	10/15/29	7,500	7,349,957
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.439%(c)	07/15/30	5,250	5,136,590
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	6,000	5,830,114
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.021%(c)	04/26/31	3,500	3,384,891
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.541%(c)	02/05/31	3,973	3,866,886
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	4,000	3,925,239
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.021%(c)	04/25/31	2,494	2,416,145
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.323%(c)	10/23/29	1,250	1,228,524
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/32	1,750	1,719,584

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.101%(c)	04/25/31	5,750	$5,620,670
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.229%(c)	04/21/31	9,716	9,453,130
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.527%(c)	02/20/31	4,000	3,910,072
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.386%(c)	01/16/31	4,000	3,900,073
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.561%(c)	10/12/30	8,000	7,800,206
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.339%(c)	07/15/31	6,000	5,820,490
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.479%(c)	07/15/30	750	742,600
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	10/20/31	2,731	2,656,020
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.010%(c)	10/30/30	1,243	1,207,824
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
2.525%(c)	07/20/32	4,000	3,890,039
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	01/17/31	4,000	3,915,776
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.644%(c)	11/14/29	3,500	3,443,412
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.165%(c)	04/20/31	4,000	3,886,906
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.574%(c)	05/07/31	4,955	4,809,115
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.061%(c)	01/26/31	3,500	3,386,316

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.355%(c)	10/20/30	5,750	$5,645,267
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	01/17/30	3,484	3,432,964
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.435%(c)	07/20/27	6,000	5,742,284
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	01/20/31	3,000	2,930,124
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.619%(c)	07/15/27	5,000	4,838,976
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	4,000	3,900,084
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.591%(c)	01/25/31	1,500	1,429,472
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.099%(c)	07/15/27	4,372	4,332,094
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.429%(c)	10/15/30	7,500	7,342,057
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.961%(c)	04/25/31	3,000	2,909,952
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	6,500	6,325,596
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.335%(c)	10/20/31	2,750	2,654,801
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.248%(c)	01/22/31	2,000	1,952,186
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	991	973,901
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	8,407	8,109,153

			213,547,719

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 1.6%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	$1,404,657
Series 2019-01A, Class A, 144A
3.000%	12/20/27	2,100	2,019,772
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,000	1,000,145
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	700	690,202
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	495,197
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	492,785
Series 2018-01A, Class A, 144A
3.300%	03/14/29	930	945,120
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,208,608
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	465,568
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,990,200
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,141,849
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,405,422
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	999,230
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,400	1,376,748
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	1,280	1,254,493
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	08/25/25	1,200	1,145,570

			19,035,566

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,500	3,006,561

Home Equity Loans — 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.430%(c)	06/15/33	650	631,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	90	$90,454
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)
3.110%(c)	10/25/31	200	206,075
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.385%(c)	08/25/35	157	154,073
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	10/25/33	284	281,270
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	02/25/34	1,465	1,415,783

			2,779,069

Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.535%(c)	04/25/23	120	115,511
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	2,250	2,110,369

			2,225,880

Residential Mortgage-Backed Securities — 1.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.965%(c)	10/25/34	929	899,913
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,222	1,250,748
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	838	850,858
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	910	921,270
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,427	1,424,162
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	492	495,531
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)
0.705%(c)	06/25/35	476	466,396
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)
1.385%(c)	08/25/34	1,400	1,333,118

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,838	$3,998,590
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,794	1,847,417
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,056	2,130,166
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		260	273,434
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		152	163,670
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		474	502,858
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		1,623	1,707,740

				18,265,871

Student Loans — 2.4%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	01/25/41		80	79,690
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	2,553,496
Series 2018-C, Class A, 144A
—%(p)	08/25/43		2,299	2,375,056
Series 2018-D, Class A, 144A
—%(p)	11/25/43		2,331	2,421,548
Series 2019-A, Class R, 144A
—%(p)	10/25/48		4,157	266,026
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		5,561	5,798,401
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		5,029	5,201,034
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		4,519	4,552,731
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.918%(c)	11/29/24^		2,250	2,272,500
SoFi RR Funding Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	11/29/24		4,226	4,162,694

				29,683,176

TOTAL ASSET-BACKED SECURITIES (cost $304,470,610)				300,953,690

BANK LOANS — 0.4%
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25		437	431,667

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Foods — 0.1%
Sigma Bidco BV (Netherlands),
Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%
4.109%(c)	07/02/25	GBP	1,550	$1,820,734

Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Term Loan
—%(p)	06/23/24		1,525	865,437

Pharmaceuticals — 0.1%
Nidda Healthcare Holding GmbH (Germany),
Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%
4.756%(c)	08/21/26	GBP	1,000	1,187,470

Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%
9.072%(c)	04/20/26^		565	508,101
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	374	378,431

				886,532

TOTAL BANK LOANS (cost $6,404,322)				5,191,840

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,426,407
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,816,362
Series 2017-BNK06, Class A4
3.254%	07/15/60		920	1,014,716
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	2,157,158
Series 2019-BN18, Class A3
3.325%	05/15/62		1,500	1,690,080
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,125,031
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	459,734
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	352,744
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36		1,560	1,173,592
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52		3,400	3,916,162
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	10/15/36		1,529	1,467,419
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	12/15/36		1,500	1,424,910

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	4,000	$4,595,438
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,866,697
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,807,170
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,414,468
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	861,094
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,407,592
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,903,197
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,300,833
Series 2015-LC21, Class A4
3.708%	07/10/48	820	901,167
Series 2015-PC01, Class A5
3.902%	07/10/50	730	803,568
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,643,603
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,900,083
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.335%(c)	05/15/36	2,600	2,482,860
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,310,277
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	3,050,384
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,408,184
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,032,065
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.498%(cc)	05/25/22	24,988	528,822
Series K021, Class X1, IO
1.548%(cc)	06/25/22	14,533	320,113
Series K025, Class X1, IO
0.934%(cc)	10/25/22	9,868	154,034
Series K027, Class X1, IO
0.869%(cc)	01/25/23	124,911	1,917,423
Series K044, Class X1, IO
0.862%(cc)	01/25/25	80,808	2,187,455
Series K053, Class X1, IO
1.024%(cc)	12/25/25	87,969	3,682,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K055, Class X1, IO
1.498%(cc)	03/25/26	13,674	$903,661
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,984	3,185,142
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,720,577
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,604,998
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	328,121
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,137,298
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,174,384
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,939,521
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	5,790,384
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	3,038,369
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
2.811%(c)	03/15/37	800	767,960
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.579%(cc)	08/15/45	35,046	777,627
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,571,730
Series 2013-C10, Class A3
4.103%(cc)	07/15/46	4,340	4,637,696
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	3,007,240
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	6,086,153
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,312,195
Series 2019-MEAD, Class E, 144A
3.177%	11/10/36	575	439,031
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	132,909
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,748,332
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	6,192,336
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,524,078
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	2,123,732

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C17, Class ASB
2.866%	10/15/52		600	$647,472
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		1,391	1,421,223
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		4,130	4,388,446
Series 2016-C32, Class A3
3.294%	01/15/59		2,250	2,426,280
Series 2016-C34, Class A3
2.834%	06/15/49		2,500	2,632,590
Series 2016-C35, Class A3
2.674%	07/15/48		4,600	4,854,095
Series 2017-C40, Class A3
3.317%	10/15/50		1,370	1,492,681
Series 2019-C54, Class A3
2.892%	12/15/52		1,200	1,309,309
Series 2020-C56, Class A4
2.194%	06/15/53		3,600	3,729,200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $163,449,891)				171,547,755

CORPORATE BONDS — 36.4%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30		385	420,371
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		1,450	1,239,174
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,600	1,040,035
7.500%	03/15/25		1,525	993,703
7.875%	04/15/27		1,825	1,191,536
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	(a)	1,115	1,313,326

				6,198,145

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		2,810	3,003,201

Airlines — 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29		1,529	1,479,080
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates
6.703%	12/15/22		—(r)	247
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates
5.983%	10/19/23		1,123	1,053,481

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates
4.750%	07/12/22			228	$224,961
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates
6.821%	02/10/24			736	721,032
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates
6.636%	01/02/24			506	430,167

					3,908,968

Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
1.721%(c)	04/12/21			425	423,336
Gtd. Notes, 144A
3.100%	04/12/21			570	579,644
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21			1,715	1,746,187
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46			290	238,961
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22			3,800	3,650,450
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			1,350	1,433,530
6.250%	10/02/43			1,455	1,530,584
6.600%	04/01/36			210	226,111
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.170%(c)	04/09/21			610	604,723
Gtd. Notes
3.550%	04/09/21			460	465,499

					10,899,025

Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	696,224
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26			175	180,982
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		1,225	1,188,227
6.625%	10/15/22			272	275,277
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,150	729,997
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	(a)		875	888,322

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	(a)		350	$347,654
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24		EUR	1,275	1,479,347

					5,786,030

Banks — 9.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23			400	394,505
Sr. Unsec’d. Notes
3.848%	04/12/23			600	637,996
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)			1,655	1,635,177
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)			1,575	1,407,795
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	(a)		5,870	6,251,224
3.593%(ff)	07/21/28			740	831,148
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28			3,185	3,597,943
3.974%(ff)	02/07/30			685	796,237
4.078%(ff)	04/23/40	(a)		2,340	2,855,090
4.125%	01/22/24			3,750	4,152,610
4.271%(ff)	07/23/29			910	1,070,762
Sub. Notes, MTN
4.000%	01/22/25			1,117	1,235,232
4.450%	03/03/26			1,735	1,992,985
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25			700	758,213
3.684%	01/10/23			480	497,801
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29			475	556,590
Sub. Notes
4.836%	05/09/28			720	789,333
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28			420	486,228
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	(a)		855	924,880
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	(a)		300	325,574
Sub. Notes, 144A, MTN
4.500%	03/15/25			1,120	1,227,612
4.875%	04/01/26			380	429,562
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)			1,355	1,279,182
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)			1,085	1,060,726
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)			350	312,546

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		1,225	$1,269,660
3.200%	10/21/26		3,255	3,569,261
3.887%(ff)	01/10/28		1,710	1,924,718
8.125%	07/15/39	(a)	1,060	1,834,941
Sub. Notes
4.450%	09/29/27		2,630	2,993,064
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,050	1,159,364
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21		1,025	1,019,899
Sr. Unsec’d. Notes
4.250%	02/04/21		950	962,667
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		900	911,826
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	165,925
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,413,744
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	302,677
4.250%	03/13/26		1,150	1,295,193
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—(rr)		1,950	1,783,862
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25		4,063	4,372,972
3.750%	02/25/26		125	139,866
3.814%(ff)	04/23/29		1,060	1,197,369
3.850%	01/26/27		1,765	1,984,535
5.750%	01/24/22		4,200	4,530,296
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	(a)	1,000	1,152,738
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		400	356,499
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—(a)(rr)		2,998	2,742,365
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)		1,350	1,179,611
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)		1,450	1,486,082
Sr. Unsec’d. Notes
2.950%	10/01/26	(a)	1,740	1,907,950
3.200%	01/25/23		470	499,522
3.200%	06/15/26		3,020	3,350,489
3.509%(ff)	01/23/29		1,435	1,616,808
3.782%(ff)	02/01/28		965	1,091,214
3.964%(ff)	11/15/48		985	1,187,199
4.005%(ff)	04/23/29		1,200	1,386,308
4.250%	10/15/20		600	606,668

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes
4.250%	10/01/27		420	$487,229
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		1,155	1,193,684
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	—(a)(rr)		975	865,415
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	895	1,155,608
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	(a)	1,190	1,262,119
3.750%	02/25/23		395	426,127
3.772%(ff)	01/24/29		1,875	2,133,794
4.431%(ff)	01/23/30		1,340	1,596,038
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	(a)	2,725	3,005,615
Sub. Notes, GMTN
4.350%	09/08/26		750	863,589
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		975	1,074,849
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		1,550	1,558,907
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	—(rr)		960	884,993
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,100	1,139,524
3.491%	05/23/23		2,970	3,105,599
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		2,675	2,788,881
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		3,500	3,658,583

				114,102,797

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		1,880	2,280,358
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,440	1,925,430
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		970	997,042

				5,202,830

Building Materials — 0.3%
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		525	537,433

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		2,550	$2,620,113
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	(a)	600	595,497

				3,753,043

Chemicals — 1.4%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,617,009
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	(a)	675	728,281
5.375%	03/15/44		700	757,729
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25	(a)	1,000	955,606
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20		490	495,009
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		3,550	3,745,243
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	166,777
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)	1,150	1,070,070
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	1,019,038
5.250%	01/15/45		420	523,840
6.125%	01/15/41		450	574,194
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,383,643
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		375	337,927
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25		445	490,930
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		450	404,694
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	(a)	3,058	3,489,041

				17,759,031

Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34		920	1,176,620

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
7.000%	10/15/37	(a)	770	$987,156
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		470	474,756
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	1,225	1,220,607
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)	950	1,028,304
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30		250	242,069
4.875%	01/15/28	(a)	1,325	1,357,683
5.250%	01/15/30	(a)	525	542,711
5.500%	05/15/27	(a)	975	1,009,246

				8,039,152

Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	(a)	780	756,624

Diversified Financial Services — 0.7%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		5,235	5,345,741
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		650	744,984
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	05/02/18	(d)	2,740	31,510
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		275	264,193
8.125%	07/15/23		1,250	1,281,787
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		400	442,360

				8,110,575

Electric — 2.4%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	588,504
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	3,100	3,130,429
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		1,000	977,662
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		235	284,035
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43		2,025	2,555,083

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,710	$2,773,083
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	3,029,141
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		550	551,153
Sr. Unsec’d. Notes
5.750%	01/26/21		520	497,232
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		1,300	1,243,081
7.125%	02/11/25		390	361,902
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,900	2,270,616
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		400	512,132
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,580,737
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	769,181
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	3,732,896
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21		250	260,108
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		1,050	1,182,488
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	(a)	375	395,383
PacifiCorp,
First Mortgage
3.300%	03/15/51		380	419,427
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,766,993
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	456,400
5.625%	02/15/27		600	615,755

				29,953,421

Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		575	606,308
7.250%	06/15/28		550	579,696

				1,186,004

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	(a)		1,000	$1,064,918

Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27			345	304,902
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			605	572,123
5.500%	07/31/47			1,690	1,490,657

					2,367,682

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25			950	300,263
5.875%	11/15/26			1,200	383,032
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)		750	652,766
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25			860	865,424
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47		GBP	125	143,507
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26			875	815,422
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)		800	749,284
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28			350	279,440
7.250%	11/15/29			475	381,129

					4,570,267

Foods — 0.6%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23			78	78,484
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			1,800	1,823,900
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39			645	646,461
4.875%	10/01/49			1,325	1,371,793
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39			440	528,834
4.200%	04/01/59			380	486,366

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30			2,000	$2,099,695

					7,035,533

Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39			1,000	1,408,826

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26			1,100	1,170,179
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20			1,750	1,770,019
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	(a)		375	428,447
4.800%	02/15/44			300	367,127
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,050	1,193,855

					4,929,627

Healthcare-Products — 0.3%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,275	1,361,903
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	200	244,611
2.250%	03/07/39		EUR	300	378,288
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27		EUR	510	627,344
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	600	662,025
1.875%	10/01/49		EUR	425	455,063

					3,729,234

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			1,900	2,699,447
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43			385	486,372
Cigna Holding Co.,
Gtd. Notes
4.375%	12/15/20			745	749,991
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	(a)		1,025	1,017,222

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Encompass Health Corp.,
Gtd. Notes
4.750%	02/01/30	(a)		500	$479,554
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			330	330,148
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			1,475	1,587,160
5.875%	02/01/29			25	28,263
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			240	248,932
3.250%	09/01/24			1,495	1,609,738
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	(a)		375	371,991
Sr. Sec’d. Notes, 144A
4.625%	06/15/28			285	279,330
5.125%	11/01/27			600	593,540
Sr. Unsec’d. Notes
7.000%	08/01/25	(a)		600	589,367
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42			220	260,287

					11,331,342

Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	01/31/25			300	304,209
5.875%	06/15/27			875	908,670
6.625%	07/15/27			1,050	1,100,461

					2,313,340

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	(a)		670	702,693

Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25			2,110	2,336,418
4.500%	07/16/44			1,075	1,235,493
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	800	933,736
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50			1,030	1,086,816
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			405	570,738
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50			180	199,708
5.000%	03/30/43			350	403,062

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	$184,216
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,843,738
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,757,844
6.850%	12/16/39		196	298,670
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	503,856

				12,354,295

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	(a)	1,325	1,331,138
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	435,032

				1,766,170

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50	(a)	585	653,757

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21		1,050	1,077,409
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98		1,100	1,533,830
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,960	2,061,933

				4,673,172

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		975	1,028,557
5.500%	05/01/26		3,300	3,420,884
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50		875	995,641
6.384%	10/23/35		2,470	3,259,272
6.484%	10/23/45		1,125	1,502,348
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	1,234	1,144,738
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		955	1,081,275

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp., (cont’d.)
4.150%	10/15/28	(a)	1,820	$2,179,424
4.250%	10/15/30		620	758,507
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,800	3,008,813
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		1,500	1,612,775
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		270	144,511
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		1,000	730,164
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		1,010	1,189,394
5.300%	05/15/49		265	322,990
DISH DBS Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	07/01/28		800	800,757
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		15	18,892
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	1,013,059
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)	1,175	1,107,091
6.625%	06/01/27	(a)	975	930,841
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28		1,415	2,028,667

				28,278,600

Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		680	887,314
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	572,074
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21		825	841,977
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	400,184

				2,701,549

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,240	1,248,290
4.375%	06/15/22		500	525,438

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	$2,008,074

				3,781,802

Oil & Gas — 2.4%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23		1,200	775,381
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		350	227,092
10.000%	04/01/22		575	494,320
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	860,315
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		125	124,562
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		800	800,940
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	(a)	750	783,467
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		975	897,163
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	202,489
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		850	830,406
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	411,465
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,785,565
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,500	1,612,907
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,247,699
4.750%	04/19/27		200	216,867
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	610,803
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		250	214,209
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		425	353,049
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	848,148

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
6.450%	09/15/36			945	$814,153
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38			200	169,497
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	400	471,870
5.750%	02/01/29			725	744,846
6.625%	01/16/34		GBP	680	858,454
6.900%	03/19/49			1,495	1,574,488
7.375%	01/17/27			405	450,533
Gtd. Notes, 144A
5.093%	01/15/30			339	337,534
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	800	757,906
6.350%	02/12/48			840	623,595
6.500%	03/13/27			2,155	1,965,877
6.500%	01/23/29			400	349,844
Gtd. Notes, 144A
6.490%	01/23/27			1,565	1,427,856
6.840%	01/23/30			100	87,531
7.690%	01/23/50			1,297	1,074,603
Gtd. Notes, EMTN
3.750%	02/21/24		EUR	400	413,448
4.875%	02/21/28		EUR	1,050	1,022,827
Gtd. Notes, MTN
6.750%	09/21/47			1,025	788,805
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26	(a)		1,200	1,080,314
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27			700	386,629
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			235	198,542

					28,895,999

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38			450	589,742

Pharmaceuticals — 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			1,020	1,127,712
4.500%	05/14/35			1,715	2,070,199
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39			5,135	5,995,401
4.550%	03/15/35			2,040	2,470,267
4.875%	02/15/21			1,350	1,370,806
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			320	341,010

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	300	$282,686
5.250%	01/30/30	(a)	300	286,017
6.125%	04/15/25		325	329,288
6.250%	02/15/29		1,050	1,055,858
7.250%	05/30/29		100	104,970
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		130	137,725
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21		1,070	1,090,681
4.125%	06/15/39	(a)	420	533,812
4.250%	10/26/49		650	856,017
4.550%	02/20/48		1,145	1,546,457
5.000%	08/15/45		750	1,044,329
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,320	1,561,635
Gtd. Notes, 144A
4.500%	02/25/26		3,690	4,292,183
Sr. Unsec’d. Notes
3.200%	03/15/40		440	467,800
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		270	333,803
5.050%	03/25/48		655	855,380
5.125%	07/20/45		565	728,972
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28		233	150,285
Sec’d. Notes, 144A
9.500%	07/31/27		185	194,991
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,890	2,330,400
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		92	94,333
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		3,745	4,159,172
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		525	528,045
4.000%	11/26/21		600	625,816
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	(a)	555	595,290
4.000%	06/22/50		1,030	1,101,449

				38,662,789

Pipelines — 1.3%
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50		280	265,524
5.150%	03/15/45		55	52,141

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.)
5.300%	04/15/47		120	$118,535
6.125%	12/15/45		90	94,591
6.250%	04/15/49		1,400	1,491,787
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)		875	750,746
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51		130	136,030
3.950%	01/31/60		145	150,984
4.900%	05/15/46		2,110	2,465,647
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		375	393,025
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45		1,000	947,878
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		970	969,589
5.200%	03/01/47		115	122,746
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		50	51,537
4.875%	08/15/27	(a)	225	247,534
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		1,250	1,400,077
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50		2,685	2,499,237
4.950%	07/13/47		450	434,271
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	(a)	1,900	2,022,047
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47		55	53,992
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	(a)	575	479,340
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45		1,200	1,277,647

				16,424,905

Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,200	1,201,136

Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25		405	398,629

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.6%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	(a)		1,875	$2,177,416
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	07/31/20			850	211,877
8.625%	07/31/20			900	223,875
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		1,600	1,513,238
6.625%	04/01/21			551	571,129
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27	(a)		625	543,443
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			439	440,544
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23			238	231,288
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24			1,800	1,786,577

					7,699,387

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	(a)		1,675	1,742,365

Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26			3,509	3,766,790
4.700%	04/15/25			1,250	1,407,514
5.000%	04/15/30			2,500	2,869,025
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23			2,675	2,928,595

					10,971,924

Software — 0.3%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	400	452,575
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22	(a)		1,162	1,228,186
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50			1,815	1,877,244
2.675%	06/01/60			435	453,804

					4,011,809

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25			1,010	1,108,425

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
3.600%	07/15/25		150	$166,418
3.800%	02/15/27		1,065	1,195,606
4.300%	02/15/30		485	567,045
4.550%	03/09/49		774	912,356
4.850%	03/01/39		4,230	5,133,194
5.150%	03/15/42		800	997,765
5.250%	03/01/37		680	842,507
5.350%	09/01/40		424	533,012
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	850	914,894
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,700	1,910,116
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.250%	07/01/28	(a)	1,525	1,521,670
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		230	243,311
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		600	632,501
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		700	1,001,216
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)	500	576,755
7.875%	09/15/23		1,500	1,691,109
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40		425	491,339
4.500%	04/15/50		580	682,787
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29		120	143,275
4.500%	08/10/33		990	1,240,300
4.522%	09/15/48		360	476,042

				22,981,643

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	294	310,907

Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		108	126,748

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	(a)	625	706,690

TOTAL CORPORATE BONDS (cost $427,013,803)				447,046,326

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 1.9%
California — 0.5%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	$2,041,515
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,571,713
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,260,043

			5,873,271

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,279,879

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	2,055,068
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,946
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,779,029

			4,855,043

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,949,995
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,483,319

			5,433,314

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	992,940

Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	894,112

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,234,856

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,710	1,787,685

Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	461,830

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	$575,169

TOTAL MUNICIPAL BONDS (cost $16,278,692)			23,388,099

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	25	24,615
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	04/25/28	416	411,351
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28	222	220,750
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	08/25/28	450	408,194
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	10/25/28	568	562,107
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	04/25/29	268	266,947
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	10/25/29	174	172,982
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	10/25/29	700	673,276
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30	1,030	1,030,180
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30	270	270,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%	09/15/21^	8,788	8,719,193
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23	5,400	5,312,326
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	1,172	1,171,648
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,069	1,074,791
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,968	1,960,923
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.772%(cc)	09/25/47	439	397,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	06/25/39	980	$951,844
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	10/25/39	900	872,390
Credit Suisse Mortgage Trust,
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	12/26/59^	3,004	2,995,961
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.885%(c)	11/25/28	585	566,082
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29	180	178,978
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.335%(c)	10/25/30	376	369,565
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,166	2,337,662
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,865,622
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	767	827,783
Series 4768, Class GA
3.500%	09/15/45	1,733	1,828,938
Series 4768, Class VB
3.500%	06/15/38	500	524,583
Series 4939, Class KT
3.000%	07/15/48	1,000	1,044,618
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	03/25/29	152	151,697
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.485%(c)	04/25/29	222	221,461
Series 2020-DNA03, Class B1, 144A
—%(p)	06/25/50	205	205,000
Series 2020-DNA03, Class M2, 144A
—%(p)	06/25/50	755	755,000
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	02/25/50	1,220	1,156,687
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.285%(c)	03/25/50	90	86,169

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	3	$2,879
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	01/25/49	222	218,427
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,813	1,784,598
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37	163	161,148
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37	1,400	1,362,949
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	10/25/28	151	150,490
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	179	176,636
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	651	650,598
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,359	1,345,634
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24	604	603,629
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	596	635,263
MRA Issuance Trust,
Series 2019-03, Class A2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.034%(c)	07/10/20^	1,754	1,778,353
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.573%(c)	12/08/20	5,223	5,228,714
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,033	1,095,135
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	01/25/48	999	988,376
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28	42	41,828
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	07/25/29	46	46,318

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Park Avenue Funding Trust,
Series 2020-02, Class PT, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	06/02/22		7,720	$7,720,000
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	03/25/28		27	27,016
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.885%(c)	03/25/28		360	338,687
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	06/25/29		47	46,562
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.135%(c)	02/25/30		500	494,197
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	02/25/30		1,500	1,375,831
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.765%(cc)	02/25/34		346	332,876
Series 2004-18, Class 3A1
3.279%(cc)	12/25/34		1,816	1,736,953

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $68,027,160)				67,959,540

SOVEREIGN BONDS — 7.2%
Argentine Republic Government International Bond (Argentina),
Bonds
3.380%	12/31/38	EUR	300	126,469
Sr. Unsec’d. Notes
4.625%	01/11/23		1,625	678,632
6.875%	04/22/21		1,775	739,294
7.820%	12/31/33	EUR	958	463,466
7.820%	12/31/33	EUR	634	306,474
8.280%	12/31/33		582	262,816
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,284	1,297,352
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	263,209
5.000%	06/15/45		205	231,213
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		750	774,538
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	579,230
7.500%	05/06/21		200	206,543
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	954,616
4.750%	04/16/26	EUR	1,540	1,644,204
6.375%	04/11/31	EUR	1,015	1,057,130

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		970	$907,600
Hellenic Republic Government Bond (Greece), Bonds
3.650%(cc)	02/24/23	EUR	1,200	1,464,302
3.650%(cc)	02/24/26	EUR	380	495,049
3.650%(cc)	02/24/29	EUR	1,000	1,360,484
3.650%(cc)	02/24/31	EUR	620	861,840
3.650%(cc)	02/24/32	EUR	1,280	1,807,561
3.650%(cc)	02/24/34	EUR	640	938,645
3.650%(cc)	02/24/39	EUR	1,000	1,522,173
3.750%	01/30/28	EUR	3,095	4,168,115
3.900%	01/30/33	EUR	1,990	2,915,713
4.000%	01/30/37	EUR	378	586,811
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,373,374
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	477,749
5.375%	03/25/24		290	329,120
5.750%	11/22/23		2,300	2,614,028
6.375%	03/29/21		1,126	1,171,098
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	375	417,099
3.375%	07/30/25	EUR	3,125	3,809,367
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,405,758
3.750%	06/14/28	EUR	1,250	1,600,988
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		450	406,877
6.752%	03/09/23		400	370,175
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,073,512
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	651,857
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	624,554
2.000%	09/08/20		800	802,113
2.625%	04/20/22		1,000	1,036,568
3.000%	03/12/24		600	649,955
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,088,942
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	486,796
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		12,675	14,769,145
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		295	322,794

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23			120	$49,283
9.950%	06/09/21			1,940	789,883
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48			780	1,065,082
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24			1,000	1,014,336
6.875%	09/27/23			260	301,488
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	2,060	3,154,225
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			4,730	5,856,706
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	945	1,146,975
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	940	1,140,907
4.125%	03/11/39		EUR	254	314,404
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25			675	749,400
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21			2,000	2,129,973
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22			800	627,969
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			600	621,519
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	(a)		500	508,122
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20			145	145,718
7.750%	09/01/21			160	165,007
7.750%	09/01/22			1,120	1,167,584
8.994%	02/01/24			200	215,051
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	1,325	1,282,033
7.750%	09/01/20			520	522,576
7.750%	09/01/22			930	969,511
8.994%	02/01/24			200	215,051
9.750%	11/01/28			400	457,203
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		500	640,420

TOTAL SOVEREIGN BONDS (cost $87,066,266)					88,345,774

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47			1,601	1,722,643
5.500%	10/01/33			507	587,110

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	06/01/34		6	$6,909
6.000%	11/01/33		136	154,233
6.000%	05/01/34		53	59,150
6.000%	06/01/34		94	104,460
6.250%	07/15/32	(k)	830	1,303,923
6.500%	07/01/32		17	18,729
6.500%	07/01/32		20	22,129
6.500%	08/01/32		36	40,367
6.500%	08/01/32		39	44,053
6.500%	08/01/32		40	45,872
6.500%	09/01/32		33	37,986
6.500%	09/01/32		99	114,511
6.750%	09/15/29	(k)	525	790,106
6.750%	03/15/31	(k)	600	943,468
Federal National Mortgage Assoc.
4.500%	08/01/40		1,829	2,034,738
5.500%	02/01/33		15	16,954
5.500%	02/01/33		20	23,096
5.500%	03/01/33		21	24,089
5.500%	03/01/33		38	43,097
5.500%	03/01/33		44	49,959
5.500%	04/01/33		5	5,893
5.500%	04/01/33		26	30,121
5.500%	04/01/33		29	33,022
5.500%	04/01/33		30	34,406
5.500%	07/01/33		26	28,613
5.500%	07/01/33		30	34,664
5.500%	08/01/33		15	17,270
5.500%	02/01/34		26	29,942
5.500%	04/01/34		26	29,416
5.500%	06/01/34		37	41,716
6.000%	10/01/33		3	2,788
6.000%	10/01/33		198	224,433
6.000%	03/01/34		56	62,674
6.000%	02/01/35		177	206,817
6.000%	11/01/36		51	59,155
6.250%	05/15/29		535	774,947
6.500%	08/01/32		97	109,138
6.500%	09/01/32		99	114,034
6.500%	09/01/32		145	172,786
6.500%	10/01/32		77	88,763
6.500%	04/01/33		133	153,883
6.500%	11/01/33		3	3,571
6.625%	11/15/30	(k)	530	819,785
7.000%	05/01/32		56	60,027
7.000%	06/01/32		7	8,775
7.125%	01/15/30		785	1,223,462
Government National Mortgage Assoc.
3.500%	01/20/48		404	429,729
4.000%	02/20/49		1,009	1,071,431
5.500%	01/15/33		59	68,886
5.500%	02/15/33		41	48,161
5.500%	05/15/33		121	133,085
5.500%	05/15/33		177	195,096
5.500%	06/15/33		186	210,106
5.500%	09/15/33		87	97,200
5.500%	07/15/35		57	66,006
6.000%	12/15/32		111	131,706

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/15/33		56	$66,328
6.000%	01/15/34		11	12,953
6.000%	06/20/34		302	349,213
6.000%	11/15/34		462	550,823
6.500%	09/15/32		34	37,718
6.500%	09/15/32		139	156,729
6.500%	09/15/32		210	244,149
6.500%	11/15/33		134	154,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,280,827)				16,581,493

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	2,260	2,586,641
2.500%	05/15/46	(k)	965	1,196,449
2.875%	05/15/43	(a)	6,420	8,382,112
3.000%	11/15/44	(a)	2,360	3,158,712
3.000%	05/15/45	(k)	10,715	14,381,539
3.000%	02/15/48	(k)	270	369,394
3.125%	02/15/43	(k)	11,050	14,976,203
3.375%	05/15/44	(a)	2,160	3,054,037
3.625%	08/15/43	(h)	10,950	15,988,711
3.625%	02/15/44	(a)	2,295	3,358,589
3.750%	11/15/43	(a)	4,395	6,539,623
U.S. Treasury Notes
1.125%	02/28/22	(a)	230	233,684
1.500%	10/31/21		210	213,716
2.375%	08/15/24		1,780	1,935,889
U.S. Treasury Principal Strips
2.049%(s)	11/15/44		3,650	2,551,150
U.S. Treasury Strips Coupon
1.434%(s)	11/15/41		1,100	813,141
1.450%(s)	08/15/42		285	207,037
2.056%(s)	11/15/38	(k)	1,690	1,337,609
2.058%(s)	02/15/39		1,725	1,356,753
2.169%(s)	05/15/39	(h)(k)	4,925	3,860,354
2.394%(s)	11/15/43	(a)	3,019	2,120,965
2.762%(s)	08/15/29	(k)	1,200	1,121,766
2.857%(s)	05/15/31	(k)	940	854,409
3.019%(s)	11/15/35	(k)	1,665	1,404,323
3.176%(s)	08/15/40	(k)	2,400	1,825,875

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,789,220)				93,828,681

			Shares

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 7.130%			45,000	1,192,500

Capital Markets — 0.1%
State Street Corp. 5.350%, Series G			35,000	917,000

TOTAL PREFERRED STOCKS (cost $2,000,000)				2,109,500

TOTAL LONG-TERM INVESTMENTS (cost $1,175,780,791)				1,216,952,698

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MUTUAL FUNDS — 6.7%
PGIM Core Ultra Short Bond Fund(w)	3,158,241	$3,158,241
PGIM Institutional Money Market Fund (cost $79,245,865; includes $79,218,409 of cash collateral for securities on loan)(b)(w)	79,278,308	79,278,308

TOTAL AFFILIATED MUTUAL FUNDS (cost $82,404,106)		82,436,549

OPTIONS PURCHASED*~ — 0.1% (cost $17,284)		914,820

TOTAL SHORT-TERM INVESTMENTS (cost $82,421,390)		83,351,369

TOTAL INVESTMENTS— 105.9% (cost $1,258,202,181)		1,300,304,067
Liabilities in excess of other assets(z) — (5.9)%		(71,973,017)

NET ASSETS — 100.0%		$1,228,331,050

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,271,330 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,613,485; cash collateral of $79,218,409 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of June 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	$67,529
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	155,419
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	309,117
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	324,107
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	58,648

Total Options Purchased (cost $17,284)							$914,820

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
528	5 Year U.S. Treasury Notes	Sep. 2020	$66,391,876	$120,210
169	10 Year U.S. Ultra Treasury Notes	Sep. 2020	26,614,860	121,810
490	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	106,896,563	121,329
30	Euro Schatz Index	Sep. 2020	3,779,679	3,175

				366,524

Short Positions:
2,283	2 Year U.S. Treasury Notes	Sep. 2020	504,150,612	(119,843)
13	5 Year Euro-Bobl	Sep. 2020	1,971,450	(16,077)
64	10 Year Euro-Bund	Sep. 2020	12,692,494	(131,810)
185	10 Year U.S. Treasury Notes	Sep. 2020	25,746,798	(20,403)
43	20 Year U.S. Treasury Bonds	Sep. 2020	7,678,188	(56,302)

				(344,435)

				$22,089

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	5,305	$6,623,293	$6,573,502	$—	$(49,791)
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	40,220	45,375,107	45,189,518	—	(185,589)
Expiring 07/02/20	Citibank, N.A.	EUR	329	370,000	369,484	—	(516)
Expiring 07/02/20	Citibank, N.A.	EUR	215	245,000	241,766	—	(3,234)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	264	299,408	296,191	—	(3,217)

				$52,912,808	$52,670,461	—	(242,347)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	559	$357,957	$386,062	$ —	$(28,105)
British Pound,
Expiring 07/02/20	Barclays Bank PLC	GBP	5,305	6,459,103	6,573,502	—	(114,399)
Expiring 08/04/20	Citibank, N.A.	GBP	5,305	6,624,465	6,574,935	49,530	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	GBP	409	505,066	506,519	—	(1,453)
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	1,229	1,350,000	1,381,388	—	(31,388)
Expiring 07/02/20	Goldman Sachs International	EUR	932	1,057,627	1,046,973	10,654	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	37,749	41,205,299	42,412,727	—	(1,207,428)
Expiring 07/02/20	UBS AG	EUR	1,118	1,263,809	1,255,870	7,939	—
Expiring 08/04/20	Bank of America, N.A.	EUR	40,220	45,408,007	45,222,890	185,117	—

				$104,231,333	$105,360,866	253,240	(1,382,773)

						$253,240	$(1,625,120)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$(37,894)	$(36,459)	$ (1,435)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	665	562	2,903	(2,341)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	553	7,246	(6,693)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	185	2,725	(2,540)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	185	2,502	(2,317)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	182	883	(701)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	97	502	(405)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	2,936	1,008	1,928	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	2,386	981	1,405	Citibank, N.A.

				$(30,808)	$(17,709)	$(13,099)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,700	2.453%	$(76,577)	$29,607	$(106,184)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	660	1.001%	142	(45,296)	45,438	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	500	1.239%	(4,516)	(82,041)	77,525	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	1,280	1.552%	(36,548)	(188,321)	151,773	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	405	0.889%	1,874	1,493	381	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.570%	27,309	22,320	4,989	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	5.232%	(253,303)	(44,179)	(209,124)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	5.232%	(63,182)	(21,333)	(41,849)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	5.232%	(62,608)	(25,375)	(37,233)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	5.232%	(21,252)	(8,827)	(12,425)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	5.232%	(21,252)	(8,667)	(12,585)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	5.232%	(20,678)	(7,015)	(13,663)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	5.232%	(10,339)	(3,489)	(6,850)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	5.566%	(28,199)	(13,506)	(14,693)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	5.566%	(22,912)	(11,103)	(11,809)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	2.854%	(37,223)	(5,839)	(31,384)	Citibank, N.A.

					$(629,264)	$(411,571)	$(217,693)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	42,125	$(298,366)	$258,732	$557,098

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020 (4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)		84,821	5.157%	$142,076	$(447,264)	$(589,340)
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	69,500	0.664%	562,895	1,323,619	760,724
						$704,971	$ 876,355	$ 171,384

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA. 10.AAA	11/17/59	0.500%(M)	6,000	$(44,808)	$66,785	$(111,593)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	8,880	*	$ (2,778)	$(2,437)	$ (341)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	(9,417)	(2,301)	(7,116)	Deutsche Bank AG
					$(12,195)	$(4,738)	$(7,457)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(27)	$142,180	$142,207
BRL	12,664	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	70,399	70,399

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$—	$83,624	$83,624
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	96,389	96,389
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	254,280	254,280
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	46	54,518	54,472
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	153,533	153,533
CNH	16,400	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13)	60,431	60,444
CNH	15,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	56,226	56,234
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	64,380	64,380
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	115,453	115,453
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	42,211	42,211
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	31,313	31,313
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	66,529	66,529
EUR	7,065	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,014)	(15,713)	(9,699)
EUR	8,125	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(5,161)	(51,418)	(46,257)
EUR	4,650	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,137)	(69,727)	(43,590)
EUR	3,980	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(61,623)	(105,535)	(43,912)
EUR	2,110	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(12,404)	(73,839)	(61,435)
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(192,830)	(129,909)
EUR	1,240	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(23,480)	(243,897)	(220,417)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(63,006)	(63,006)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(257,321)	(111,772)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(40,965)	(31,877)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	10,805	10,805
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	172,792	172,792
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	73,973	73,973
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,772)	(2,772)
NZD	2,100	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	111,756	111,756
	31,050	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(1,765)	(1,765)
	62,337	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	974,477	974,477
	65,004	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(65,642)	1,143,193	1,208,835
	53,393	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	29,906	1,018,142	988,236
	62,856	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	153,816	1,315,866	1,162,050
	31,850	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(195,813)	(195,813)
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(247,711)	(247,711)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(287,944)	(287,997)
	3,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(312,666)	(312,666)
	3,792	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	19,334	149,119	129,785
	869	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	24,782	24,782
	515	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(45,819)	(45,819)
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,229)	76,600	77,829
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(11,266)	103,570	114,836
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	548	66,037	65,489
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(205)	93,488	93,693
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(141)	65,798	65,939
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	142,638	142,638
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(135)	63,094	63,229
ZAR	12,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(56)	98,635	98,691
ZAR	29,700	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(622)	326,374	326,996

					$(228,018)	$5,113,864	$5,341,882

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,200	$995	$(3,451)	$4,446

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$138,955	$(509,639)	$287,885	$(633,281)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$146,000	$24,674,708

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$12,409,848	$—
Collateralized Loan Obligations	—	213,547,719	—
Consumer Loans	—	19,035,566	—
Credit Cards	—	3,006,561	—
Home Equity Loans	—	2,779,069	—
Other	—	2,225,880	—
Residential Mortgage-Backed Securities	—	18,265,871	—
Student Loans	—	27,410,676	2,272,500
Bank Loans	—	4,683,739	508,101
Commercial Mortgage-Backed Securities	—	171,547,755	—
Corporate Bonds	—	447,046,326	—
Municipal Bonds	—	23,388,099	—
Residential Mortgage-Backed Securities	—	54,466,033	13,493,507
Sovereign Bonds	—	88,345,774	—
U.S. Government Agency Obligations	—	16,581,493	—
U.S. Treasury Obligations	—	93,828,681	—
Preferred Stocks	2,109,500	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Affiliated Mutual Funds	$82,436,549	$—	$—
Options Purchased	—	914,820	—

Total	$84,546,049	$1,199,483,910	$16,274,108

Other Financial Instruments*
Assets
Futures Contracts	$366,524	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	253,240	—
Centrally Cleared Credit Default Swap Agreements	—	1,317,822	—
OTC Credit Default Swap Agreements	—	36,411	—
Centrally Cleared Interest Rate Swap Agreements	—	7,198,299	—
OTC Total Return Swap Agreement	—	995	—

Total	$366,524	$8,806,767	$—

Liabilities
Futures Contracts	$(344,435)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,625,120)	—
Centrally Cleared Credit Default Swap Agreement	—	(589,340)	—
OTC Credit Default Swap Agreements	—	(750,708)	(2,778)
Centrally Cleared Interest Rate Swap Agreements	—	(1,856,417)	—

Total	$(344,435)	$(4,821,585)	$(2,778)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Student Loans	Bank Loans	Residential Mortgage-Backed Securities	OTC Credit Default Swap Agreements
Balance as of 12/31/19	$—	$1,051,134	$11,680,644	$—
Realized gain (loss)	—	387	—	—
Change in unrealized appreciation (depreciation)	22,500	(24,455)	(51,876)	(1,930)
Purchases/Exchanges/Issuances	2,250,000	—	7,665,442	—
Sales/Paydowns	—	(99,500)	(5,800,703)	—
Accrued discount/premium	—	340	—	—
Transfers into Level 3	—	—	—	(848)
Transfers out of Level 3	—	(419,805)	—	—

Balance as of 06/30/20	$2,272,500	$508,101	$13,493,507	$(2,778)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$22,500	$(24,455)	$(51,876)	$(1,930)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Student Loans	$2,272,500	Market Approach	Single Broker Indicative Quote
Bank Loans	508,101	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	13,493,507	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	(2,778)	Market Approach	Single Broker Indicative Quote

	$16,271,330

SEE NOTES TO FINANCIAL STATEMENTS.

A63

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

It is the Portfolios’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$419,805	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
OTC Credit Default Swap Agreements	$848	L2 to L3	Vendor Pricing to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Collateralized Loan Obligations	17.4%
Commercial Mortgage-Backed Securities	14.0
Banks	9.4
U.S. Treasury Obligations	7.6
Sovereign Bonds	7.2
Residential Mortgage-Backed Securities	7.0
Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	6.7
Pharmaceuticals	3.2
Oil & Gas	2.5
Electric	2.4
Student Loans	2.4
Media	2.3
Municipal Bonds	1.9
Telecommunications	1.9
Consumer Loans	1.6
Chemicals	1.4
U.S. Government Agency Obligations	1.4
Pipelines	1.3
Automobiles	1.0
Insurance	1.0
Healthcare-Services	0.9
Semiconductors	0.9
Auto Manufacturers	0.9
Foods	0.7
Retail	0.7
Diversified Financial Services	0.7
Commercial Services	0.7
Aerospace & Defense	0.5
Auto Parts & Equipment	0.5
Beverages	0.4
Gas	0.4
Machinery-Diversified	0.4
Entertainment	0.4

Software	0.3%
Airlines	0.3
Multi-National	0.3
Building Materials	0.3
Healthcare-Products	0.3
Credit Cards	0.2
Agriculture	0.2
Home Equity Loans	0.2
Mining	0.2
Engineering & Construction	0.2
Home Builders	0.2
Other	0.2
Lodging	0.1
Savings & Loans	0.1
Forest Products & Paper	0.1
Real Estate	0.1
Computers	0.1
Electrical Components & Equipment	0.1
Electronics	0.1
Capital Markets	0.1
Options Purchased	0.1
Water	0.1
Housewares	0.1
Machinery-Construction & Mining	0.1
Oil & Gas Services	0.1
Real Estate Investment Trusts (REITs)	0.0	*
Textiles	0.0	*
Transportation	0.0	*

	105.9
Liabilities in excess of other assets	(5.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A64

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,317,822	*	Due from/to broker-variation margin swaps	$589,340	*
Credit contracts	Premiums paid for OTC swap agreements	138,955		Premiums received for OTC swap agreements	506,188
Credit contracts	Unrealized appreciation on OTC swap agreements	283,439		Unrealized depreciation on OTC swap agreements	633,281
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	253,240		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,625,120
Interest rate contracts	Due from/to broker-variation margin futures	366,524	*	Due from/to broker-variation margin futures	344,435	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,198,299	*	Due from/to broker-variation margin swaps	1,856,417	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	3,451
Interest rate contracts	Unaffiliated investments	914,820		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,446		—	—

		$10,477,545			$5,558,232

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(8,252,678)	$—	$—	$(947,531)
Foreign exchange contracts	—	—	1,318,102	—
Interest rate contracts	—	37,428,843	—	(43,052,312)

Total	$(8,252,678)	$37,428,843	$1,318,102	$(43,999,843)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$(33,112)	$—	$—	$621,651
Foreign exchange contracts	—	—	—	(352,007)	—
Interest rate contracts	482,070	—	5,005,832	—	23,433,118

Total	$482,070	$(33,112)	$5,005,832	$(352,007)	$24,054,769

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$17,284	$85,990,000	$502,890,765	$628,397,268	$38,304,425

Forward Foreign Currency Exchange Contracts—Sold(3)		Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$95,297,036		$735,920,931	$82,598,177

	Credit Default Swap Agreements— Sell Protection(2)		Total Return Swap Agreements(2)
	$146,799,466		$1,275,260

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$77,613,485	$(77,613,485)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,182,449	$(517,988)	$664,461	$(664,461)	$—
Barclays Bank PLC	203,702	(196,440)	7,262	—	7,262
Citibank, N.A.	117,051	(435,645)	(318,594)	318,594	—
Credit Suisse International	4,446	(256,754)	(252,308)	252,308	—
Deutsche Bank AG	66,785	(121,010)	(54,225)	—	(54,225)
Goldman Sachs International	10,654	—	10,654	—	10,654
HSBC Bank USA, N.A.	—	(28,105)	(28,105)	28,105	—
JPMorgan Chase Bank, N.A.	—	(1,212,098)	(1,212,098)	1,212,098	—
Morgan Stanley & Co. International
PLC	1,874	—	1,874	—	1,874
UBS AG	7,939	—	7,939	—	7,939

	$1,594,900	$(2,768,040)	$(1,173,140)	$1,146,644	$(26,496)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

DIVERSIFIED BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $77,613,485:
Unaffiliated investments (cost $1,175,798,075)	$1,217,867,518
Affiliated investments (cost $82,404,106)	82,436,549
Cash	167,440
Foreign currency, at value (cost $75,131)	75,214
Dividends and interest receivable	9,457,669
Receivable for investments sold	4,220,318
Due from broker-variation margin swaps	1,289,929
Unrealized appreciation on OTC swap agreements	287,885
Unrealized appreciation on OTC forward foreign currency exchange contracts	253,240
Deposit with broker for centrally cleared/exchange-traded derivatives	146,000
Premiums paid for OTC swap agreements	138,955
Receivable for Portfolio shares sold	127,119
Tax reclaim receivable	26,366
Prepaid expenses and other assets	104,468

Total Assets	1,316,598,670

LIABILITIES
Payable to broker for collateral for securities on loan	79,218,409
Payable for investments purchased	4,997,902
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,625,120
Unrealized depreciation on OTC swap agreements	633,281
Premiums received for OTC swap agreements	509,639
Due to broker-variation margin futures	504,722
Management fee payable	401,926
Accrued expenses and other liabilities	205,860
Payable for Portfolio shares repurchased	169,835
Affiliated transfer agent fee payable	926

Total Liabilities	88,267,620

NET ASSETS	$1,228,331,050

Net assets were comprised of:
Partners’ Equity	$1,228,331,050

Net asset value and redemption price per share, $1,228,331,050 / 81,479,908 outstanding shares of beneficial interest	$15.08

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$21,979,807
Affiliated dividend income	100,215
Unaffiliated dividend income	70,426
Income from securities lending, net (including affiliated income of $68,421)	70,108

Total income	22,220,556

EXPENSES
Management fee	2,399,184
Custodian and accounting fees	91,894
Shareholders’ reports	64,924
Audit fee	28,529
Trustees’ fees	11,841
Legal fees and expenses	7,853
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	15,648

Total expenses	2,625,185

NET INVESTMENT INCOME (LOSS)	19,595,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(22,175))	5,325,870
Futures transactions	37,428,843
Forward and cross currency contract transactions	1,318,102
Options written transactions	(8,252,678)
Swap agreements transactions	(43,999,843)
Foreign currency transactions	(100,887)

(8,280,593)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $28,166)	2,379,912
Futures	5,005,832
Forward and cross currency contracts	(352,007)
Options written	(33,112)
Swap agreements	24,054,769
Foreign currencies	(173,820)

30,881,574

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	22,600,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,196,352

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,595,371	$41,162,817
Net realized gain (loss) on investment and foreign currency transactions	(8,280,593)	77,712,920
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,881,574	1,002,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,196,352	119,878,339

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,953,433 and 3,069,133 shares, respectively]	43,565,793	43,101,026
Portfolio shares repurchased [3,264,415 and 6,864,355 shares, respectively]	(47,535,823)	(95,800,032)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,970,030)	(52,699,006)

TOTAL INCREASE (DECREASE)	38,226,322	67,179,333
NET ASSETS:
Beginning of period	1,190,104,728	1,122,925,395

End of period	$1,228,331,050	$1,190,104,728

SEE NOTES TO FINANCIAL STATEMENTS.

A67

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	113,274	$34,824,959
Raytheon Technologies Corp.	481,662	29,680,012

		64,504,971

Automobiles — 3.1%
General Motors Co.	913,396	23,108,919
Tesla, Inc.*(a)	110,540	119,362,197

		142,471,116

Banks — 5.1%
Bank of America Corp.	2,012,819	47,804,451
Citigroup, Inc.	843,610	43,108,471
JPMorgan Chase & Co.	779,295	73,300,488
PNC Financial Services Group, Inc. (The)	356,809	37,539,875
Truist Financial Corp.	928,081	34,849,441

		236,602,726

Beverages — 0.7%
PepsiCo, Inc.	246,730	32,632,510

Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc.*(a)	244,462	30,151,943
Vertex Pharmaceuticals, Inc.*	139,796	40,584,177

		70,736,120

Building Products — 0.8%
Johnson Controls International PLC	1,122,321	38,316,039

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	239,754	47,380,185
S&P Global, Inc.	78,602	25,897,787

		73,277,972

Chemicals — 2.1%
FMC Corp.	402,333	40,080,413
Linde PLC (United Kingdom)	279,016	59,182,084

		99,262,497

Consumer Finance — 0.9%
Capital One Financial Corp.	375,691	23,514,500
SLM Corp.(a)	2,482,612	17,452,762

		40,967,262

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	914,796	50,432,704

Electric Utilities — 1.2%
American Electric Power Co., Inc.	715,917	57,015,630

Electrical Equipment — 0.6%
Emerson Electric Co.	460,709	28,577,779

Entertainment — 3.8%
Netflix, Inc.*	245,286	111,614,942
Spotify Technology SA*	97,611	25,202,184
Walt Disney Co. (The)	348,318	38,840,940

		175,658,066

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	230,429	59,575,114

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	154,135	$46,735,273
Walmart, Inc.	428,409	51,314,830

		98,050,103

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	931,374	47,621,153

Health Care Equipment & Supplies — 1.8%
Alcon, Inc. (Switzerland)*(a)	263,144	15,083,414
Danaher Corp.	143,871	25,440,709
DexCom, Inc.*	32,306	13,096,852
Zimmer Biomet Holdings, Inc.	242,438	28,937,400

		82,558,375

Health Care Providers & Services — 1.5%
Cigna Corp.	157,552	29,564,633
Laboratory Corp. of America Holdings*	233,985	38,867,248

		68,431,881

Health Care Technology — 0.3%
Teladoc Health, Inc.*(a)	77,911	14,868,535

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	132,522	24,446,333

Household Durables — 0.7%
D.R. Horton, Inc.	543,350	30,128,758

Household Products — 0.9%
Procter & Gamble Co. (The)	343,025	41,015,499

Insurance — 2.4%
Chubb Ltd.	362,217	45,863,916
Marsh & McLennan Cos., Inc.(a)	286,259	30,735,629
MetLife, Inc.	995,673	36,361,978

		112,961,523

Interactive Media & Services — 7.0%
Alphabet, Inc. (Class A Stock)*	75,320	106,807,526
Alphabet, Inc. (Class C Stock)*	45,975	64,990,720
Facebook, Inc. (Class A Stock)*	422,552	95,948,882
Match Group, Inc.*	15,114	1,617,954
Tencent Holdings Ltd. (China)	842,145	54,302,811

		323,667,893

Internet & Direct Marketing Retail — 5.6%
Alibaba Group Holding Ltd. (China), ADR*	243,469	52,516,264
Amazon.com, Inc.*	75,299	207,736,387

		260,252,651

IT Services — 8.6%
Adyen NV (Netherlands), 144A*	47,935	70,094,296
Mastercard, Inc. (Class A Stock)	299,236	88,484,085
PayPal Holdings, Inc.*	408,735	71,213,899
Shopify, Inc. (Canada) (Class A Stock)*	97,604	92,645,717
Visa, Inc. (Class A Stock)(a)	401,478	77,553,505

		399,991,502

Life Sciences Tools & Services — 0.5%
Illumina, Inc.*(a)	61,943	22,940,590

SEE NOTES TO FINANCIAL STATEMENTS.

A68

EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery — 0.6%
Otis Worldwide Corp.	500,961	$28,484,642

Multi-Utilities — 1.0%
Dominion Energy, Inc.	556,566	45,182,028

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	597,252	53,292,796
ConocoPhillips	863,992	36,304,944

		89,597,740

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	190,701	35,981,465

Pharmaceuticals — 6.0%
AstraZeneca PLC (United Kingdom), ADR	2,766,843	146,338,326
Bristol-Myers Squibb Co.	530,038	31,166,235
Eli Lilly & Co.	624,110	102,466,380

		279,970,941

Road & Rail — 2.1%
Uber Technologies, Inc.*	1,554,828	48,324,054
Union Pacific Corp.	288,307	48,744,065

		97,068,119

Semiconductors & Semiconductor Equipment — 4.1%
Broadcom, Inc.	125,299	39,545,617
NVIDIA Corp.	228,150	86,676,466
QUALCOMM, Inc.	294,618	26,872,108
Texas Instruments, Inc.(a)	286,374	36,360,907

		189,455,098

Software — 13.2%
Adobe, Inc.*	224,120	97,561,677
Atlassian Corp. PLC (Class A Stock)*	143,021	25,782,396
Coupa Software, Inc.*(a)	221,801	61,447,749
Crowdstrike Holdings, Inc. (Class A Stock)*	315,503	31,641,796
Microsoft Corp.	1,023,969	208,387,931
RingCentral, Inc. (Class A Stock)*	150,953	43,023,115
salesforce.com, Inc.*	416,833	78,085,326
SAP SE (Germany), ADR(a)	295,105	41,314,700
Trade Desk, Inc. (The) (Class A Stock)*(a)	65,771	26,735,911

		613,980,601

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	118,160	16,831,892
Home Depot, Inc. (The)	190,777	47,791,546
Lowe’s Cos., Inc.	352,215	47,591,291
Ross Stores, Inc.	289,271	24,657,460

		136,872,189

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	631,155	$230,245,344

Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica, Inc.*	255,170	79,615,592
NIKE, Inc. (Class B Stock)	274,168	26,882,172

		106,497,764

Trading Companies & Distributors — 0.6%
United Rentals, Inc.*	188,976	28,164,983

TOTAL LONG-TERM INVESTMENTS (cost $2,776,870,247)		4,578,466,216

SHORT-TERM INVESTMENTS — 9.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	54,432,740	54,432,740
PGIM Institutional Money Market Fund (cost $359,564,215; includes $359,401,620 of cash collateral for securities on loan)(b)(w)	360,372,055	360,372,055

TOTAL SHORT-TERM INVESTMENTS (cost $413,996,955)		414,804,795

TOTAL INVESTMENTS—107.7% (cost $3,190,867,202)		4,993,271,011
Liabilities in excess of other assets — (7.7)%		(355,072,358)

NET ASSETS — 100.0%		$4,638,198,653

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $360,675,868; cash collateral of $359,401,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$64,504,971	$—	$—
Automobiles	142,471,116	—	—
Banks	236,602,726	—	—
Beverages	32,632,510	—	—
Biotechnology	70,736,120	—	—
Building Products	38,316,039	—	—
Capital Markets	73,277,972	—	—
Chemicals	99,262,497	—	—
Consumer Finance	40,967,262	—	—
Diversified Telecommunication Services	50,432,704	—	—
Electric Utilities	57,015,630	—	—
Electrical Equipment	28,577,779	—	—
Entertainment	175,658,066	—	—
Equity Real Estate Investment Trusts (REITs)	59,575,114	—	—
Food & Staples Retailing	98,050,103	—	—
Food Products	47,621,153	—	—
Health Care Equipment & Supplies	82,558,375	—	—
Health Care Providers & Services	68,431,881	—	—
Health Care Technology	14,868,535	—	—
Hotels, Restaurants & Leisure	24,446,333	—	—
Household Durables	30,128,758	—	—
Household Products	41,015,499	—	—
Insurance	112,961,523	—	—
Interactive Media & Services	269,365,082	54,302,811	—
Internet & Direct Marketing Retail	260,252,651	—	—
IT Services	329,897,206	70,094,296	—
Life Sciences Tools & Services	22,940,590	—	—
Machinery	28,484,642	—	—
Multi-Utilities	45,182,028	—	—
Oil, Gas & Consumable Fuels	89,597,740	—	—
Personal Products	35,981,465	—	—
Pharmaceuticals	279,970,941	—	—
Road & Rail	97,068,119	—	—
Semiconductors & Semiconductor Equipment	189,455,098	—	—
Software	613,980,601	—	—
Specialty Retail	136,872,189	—	—
Technology Hardware, Storage & Peripherals	230,245,344	—	—
Textiles, Apparel & Luxury Goods	106,497,764	—	—
Trading Companies & Distributors	28,164,983	—	—
Affiliated Mutual Funds	414,804,795	—	—

Total	$4,868,873,904	$124,397,107	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	13.2%
Affiliated Mutual Funds (7.7% represents investments purchased with collateral from securities on loan)	9.0
IT Services	8.6
Interactive Media & Services	7.0

Pharmaceuticals	6.0%
Internet & Direct Marketing Retail	5.6
Banks	5.1
Technology Hardware, Storage & Peripherals	5.0
Semiconductors & Semiconductor Equipment	4.1

SEE NOTES TO FINANCIAL STATEMENTS.

A70

EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Entertainment	3.8%
Automobiles	3.1
Specialty Retail	3.0
Insurance	2.4
Textiles, Apparel & Luxury Goods	2.3
Chemicals	2.1
Food & Staples Retailing	2.1
Road & Rail	2.1
Oil, Gas & Consumable Fuels	1.9
Health Care Equipment & Supplies	1.8
Capital Markets	1.6
Biotechnology	1.5
Health Care Providers & Services	1.5
Aerospace & Defense	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Electric Utilities	1.2
Diversified Telecommunication Services	1.1
Food Products	1.0

Multi-Utilities	1.0%
Household Products	0.9
Consumer Finance	0.9
Building Products	0.8
Personal Products	0.8
Beverages	0.7
Household Durables	0.7
Electrical Equipment	0.6
Machinery	0.6
Trading Companies & Distributors	0.6
Hotels, Restaurants & Leisure	0.5
Life Sciences Tools & Services	0.5
Health Care Technology	0.3

107.7
Liabilities in excess of other assets	(7.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$360,675,868	$(359,401,620)	$1,274,248

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $360,675,868:
Unaffiliated investments (cost $2,776,870,247)	$4,578,466,216
Affiliated investments (cost $413,996,955)	414,804,795
Cash	44
Receivable for investments sold	9,320,795
Dividends receivable	1,495,759
Tax reclaim receivable	1,159,202
Receivable for Portfolio shares sold	2,659
Prepaid expenses	4,553

Total Assets	5,005,254,023

LIABILITIES
Payable to broker for collateral for securities on loan	359,401,620
Payable for investments purchased	3,531,738
Management fee payable	1,690,509
Payable for Portfolio shares repurchased	1,399,854
Payable to affiliate	656,881
Accrued expenses and other liabilities	373,220
Affiliated transfer agent fee payable	926
Distribution fee payable	332
Administration fee payable	290

Total Liabilities	367,055,370

NET ASSETS	$4,638,198,653

Net assets were comprised of:
Partners’ Equity	$4,638,198,653

Class I:
Net asset value and redemption price per share, $4,636,550,416 / 72,090,344 outstanding shares of beneficial interest	$64.32

Class II:
Net asset value and redemption price per share, $1,648,237 / 26,128 outstanding shares of beneficial interest	$63.08

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $219,789 foreign withholding tax)	$31,781,223
Income from securities lending, net (including affiliated income of $612,932)	650,626
Affiliated dividend income	572,464

Total income	33,004,313

EXPENSES
Management fee	9,810,029
Distribution fee—Class II	1,961
Administration fee—Class II	1,176
Shareholders’ reports	157,821
Custodian and accounting fees	152,780
Trustees’ fees	30,084
Audit fee	15,910
Legal fees and expenses	13,247
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	41,960

Total expenses	10,230,280

NET INVESTMENT INCOME (LOSS)	22,774,033

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(48,015))	17,166,125
Foreign currency transactions	84,917

17,251,042

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $746,962)	36,398,314
Foreign currencies	(1,410)

36,396,904

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	53,647,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,421,979

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,774,033	$51,222,459
Net realized gain (loss) on investment and foreign currency transactions	17,251,042	305,388,687
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,396,904	742,710,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,421,979	1,099,321,683

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,449,696	5,848,700
Portfolio shares repurchased	(157,391,425)	(313,517,496)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(150,941,729)	(307,668,796)

CAPITAL CONTRIBUTIONS	—	3

TOTAL INCREASE (DECREASE)	(74,519,750)	791,652,890
NET ASSETS:
Beginning of period	4,712,718,403	3,921,065,513

End of period	$4,638,198,653	$4,712,718,403

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 60.0%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	18,270	$109,824
Dassault Aviation SA (France)*	15	13,917
General Dynamics Corp.	67,200	10,043,712
Huntington Ingalls Industries, Inc.	21,500	3,751,535
Leonardo SpA (Italy)	2,329	15,577
Lockheed Martin Corp.	52,300	19,085,316
Northrop Grumman Corp.	50,300	15,464,232
Raytheon Technologies Corp.	164,600	10,142,652

		58,626,765

Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)*	19,529	719,890
Expeditors International of Washington, Inc.	11,600	882,064
SG Holdings Co. Ltd. (Japan)	10,000	326,399
Yamato Holdings Co. Ltd. (Japan)	1,800	38,924

		1,967,277

Airlines — 0.0%
easyJet PLC (United Kingdom)	4,258	36,069
Qantas Airways Ltd. (Australia)	4,355	11,512

		47,581

Auto Components — 0.1%
BorgWarner, Inc.(a)	47,200	1,666,160
Cie Generale des Etablissements Michelin SCA (France)*	4,494	464,928
Faurecia SE (France)*	448	17,617

		2,148,705

Automobiles — 0.4%
Ferrari NV (Italy)	1,703	291,828
Fiat Chrysler Automobiles NV (United Kingdom)*	33,113	337,569
General Motors Co.	599,500	15,167,350
Peugeot SA (France)*	24,097	395,460
Subaru Corp. (Japan)	3,600	74,870
Toyota Motor Corp. (Japan)	12,400	777,518
Volkswagen AG (Germany)*	184	29,773

		17,074,368

Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,483	21,608
Aozora Bank Ltd. (Japan)	700	12,183
Banco de Sabadell SA (Spain)	34,044	11,950
Bank of America Corp.	275,750	6,549,062
Bankia SA (Spain)	424,270	454,116
Bankinter SA (Spain)	4,015	19,264
BankUnited, Inc.	46,400	939,600
Banque Cantonale Vaudoise (Switzerland)	176	17,163
Barclays PLC (United Kingdom)	88,887	126,396
BNP Paribas SA (France)*	6,632	265,155
BOC Hong Kong Holdings Ltd. (China)	175,500	561,003
Chiba Bank Ltd. (The) (Japan)	3,200	15,077
CIT Group, Inc.	183,600	3,806,028

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Citigroup, Inc.	466,550	$23,840,705
Commonwealth Bank of Australia (Australia)	10,928	527,543
Credit Agricole SA (France)*	6,175	59,258
Danske Bank A/S (Denmark)*	3,600	48,213
DBS Group Holdings Ltd. (Singapore)	10,200	152,934
DNB ASA (Norway)*	5,465	72,539
Erste Group Bank AG (Austria)*	1,675	39,646
FNB Corp.	364,400	2,733,000
HSBC Holdings PLC (United Kingdom)	20,807	97,568
Intesa Sanpaolo SpA (Italy)*	85,472	164,604
Japan Post Bank Co. Ltd. (Japan)	2,400	17,829
JPMorgan Chase & Co.	59,094	5,558,382
Mebuki Financial Group, Inc. (Japan)	240,800	558,442
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,658	26,451
Mitsubishi UFJ Financial Group, Inc. (Japan)	24,500	96,067
Mizrahi Tefahot Bank Ltd. (Israel)	23,506	440,139
Mizuho Financial Group, Inc. (Japan)	134,200	164,442
PacWest Bancorp	230,400	4,541,184
Popular, Inc. (Puerto Rico)	138,700	5,155,479
Raiffeisen Bank International AG (Austria)*	13,320	238,281
Resona Holdings, Inc. (Japan)	12,400	42,357
Seven Bank Ltd. (Japan)	81,500	222,790
Shinsei Bank Ltd. (Japan)	1,100	13,285
Simmons First National Corp. (Class A Stock)	111,200	1,902,632
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	66,587	580,126
Sterling Bancorp(a)	93,000	1,089,960
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	213,757
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,000	84,162
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	8,949	85,318
Synovus Financial Corp.	91,500	1,878,495
Umpqua Holdings Corp.	85,100	905,464
United Overseas Bank Ltd. (Singapore)	4,600	66,977
Wells Fargo & Co.	446,200	11,422,720

		75,839,354

Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	8,000	280,797
Carlsberg A/S (Denmark) (Class B Stock)	620	82,315
Coca-Cola Amatil Ltd. (Australia)	2,568	15,482
Coca-Cola Co. (The)	277,700	12,407,636
Coca-Cola European Partners PLC (United Kingdom)	10,600	400,256
Coca-Cola HBC AG (Switzerland)	1,175	29,616
Keurig Dr. Pepper, Inc.(a)	491,100	13,947,240
Kirin Holdings Co. Ltd. (Japan)	4,700	99,116
Molson Coors Beverage Co. (Class B Stock)	15,200	522,272
Monster Beverage Corp.*	69,900	4,845,468

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	120,420	$15,926,749

		48,556,947

Biotechnology — 1.9%
AbbVie, Inc.	288,700	28,344,566
Amgen, Inc.	23,700	5,589,882
Biogen, Inc.*	37,000	9,899,350
CSL Ltd. (Australia)	183	36,562
Gilead Sciences, Inc.	176,250	13,560,675
Vertex Pharmaceuticals, Inc.*	67,800	19,683,018

		77,114,053

Building Products — 0.7%
American Woodmark Corp.*	37,000	2,799,050
Carrier Global Corp.	363,800	8,083,636
Cie de Saint-Gobain (France)*	2,896	105,084
Geberit AG (Switzerland)	212	106,583
Johnson Controls International PLC	169,900	5,800,386
Kingspan Group PLC (Ireland)	870	56,330
Masco Corp.	113,400	5,693,814
UFP Industries, Inc.	115,400	5,713,454

		28,358,337

Capital Markets — 1.7%
Affiliated Managers Group, Inc.	132,000	9,841,920
Ameriprise Financial, Inc.	119,650	17,952,286
Bank of New York Mellon Corp. (The)	263,300	10,176,545
Credit Suisse Group AG (Switzerland)	13,950	146,039
Deutsche Boerse AG (Germany)	832	151,184
Evercore, Inc. (Class A Stock)	49,100	2,892,972
Hargreaves Lansdown PLC (United Kingdom)	1,920	38,897
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,600	367,899
Intercontinental Exchange, Inc.	55,500	5,083,800
LPL Financial Holdings, Inc.	40,000	3,136,000
Magellan Financial Group Ltd. (Australia)	13,848	566,198
Nomura Holdings, Inc. (Japan)	124,500	556,770
S&P Global, Inc.	49,300	16,243,364
Singapore Exchange Ltd. (Singapore)	4,600	27,666
Standard Life Aberdeen PLC (United Kingdom)	14,525	48,398
Stifel Financial Corp.	48,000	2,276,640
UBS Group AG (Switzerland)	46,278	538,980

		70,045,558

Chemicals — 1.0%
Arkema SA (France)	386	37,092
Asahi Kasei Corp. (Japan)	7,200	59,101
BASF SE (Germany)	5,283	297,430
Cabot Corp.	10,600	392,730
Corteva, Inc.	532,900	14,276,391
Eastman Chemical Co.	92,700	6,455,628
Evonik Industries AG (Germany)	2,967	75,871
Givaudan SA (Switzerland)	53	198,342
Huntsman Corp.	143,100	2,571,507
Linde PLC (United Kingdom)	38,000	8,060,180

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	73,600	$4,836,992
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	13,635
Nissan Chemical Corp. (Japan)	700	35,923
Orica Ltd. (Australia)	2,483	28,796
Sensient Technologies Corp.	17,500	912,800
Sherwin-Williams Co. (The)	1,100	635,635
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	175,558
Showa Denko KK (Japan)	800	17,908
Symrise AG (Germany)	741	86,337
Tosoh Corp. (Japan)	7,900	107,742
Yara International ASA (Norway)	1,014	35,354

		39,310,952

Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. (Japan)	1,400	32,084
Deluxe Corp.	114,700	2,700,038
Secom Co. Ltd. (Japan)	2,100	183,538
Toppan Printing Co. Ltd. (Japan)	5,000	83,486

		2,999,146

Communications Equipment — 0.8%
Cisco Systems, Inc.	699,300	32,615,352
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	17,683	163,988

		32,779,340

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	9,566	243,135
Eiffage SA (France)*	446	40,936
EMCOR Group, Inc.	92,600	6,124,564
HOCHTIEF AG (Germany)	154	13,777
Obayashi Corp. (Japan)	51,500	481,335
Quanta Services, Inc.	27,700	1,086,671
Shimizu Corp. (Japan)	55,700	457,464
Skanska AB (Sweden) (Class B Stock)*	1,910	39,032
Taisei Corp. (Japan)	1,200	43,642

		8,530,556

Construction Materials — 0.0%
CRH PLC (Ireland)	4,617	159,179
HeidelbergCement AG (Germany)	6,165	331,985
LafargeHolcim Ltd. (Switzerland)*	9,663	428,850

		920,014

Consumer Finance — 0.2%
Discover Financial Services	124,500	6,236,205
Navient Corp.	185,150	1,301,605
OneMain Holdings, Inc.	41,400	1,015,956

		8,553,766

Distributors — 0.3%
LKQ Corp.*	467,100	12,238,020

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	80,550	$14,378,981
Equitable Holdings, Inc.	109,800	2,118,042
EXOR NV (Netherlands)	616	35,513
M&G PLC (United Kingdom)	66,755	139,071
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,100	9,940
ORIX Corp. (Japan)	7,400	91,185
Wendel SE (France)*	160	15,282

		16,788,014

Diversified Telecommunication Services — 1.5%
AT&T, Inc.(a)	1,011,100	30,565,553
Deutsche Telekom AG (Germany)	24,662	417,207
Elisa OYJ (Finland)	780	47,447
Nippon Telegraph & Telephone Corp. (Japan)	27,000	629,242
Orange SA (France)	11,375	136,313
Proximus SADP (Belgium)	928	18,944
Telecom Italia SpA (Italy), RSP	18,981	7,395
Telefonica Deutschland Holding AG (Germany)	42,906	127,376
Telenor ASA (Norway)	4,136	60,327
TPG Corp. Ltd. (Australia)	2,368	14,666
United Internet AG (Germany)	595	25,363
Verizon Communications, Inc.(a)	540,588	29,802,616

		61,852,449

Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. (Japan)	37,900	474,889
CK Infrastructure Holdings Ltd. (Hong Kong)	3,500	18,049
Enel SpA (Italy)	58,735	508,725
Exelon Corp.	409,600	14,864,384
Fortum OYJ (Finland)	2,430	46,483
Iberdrola SA (Spain)	82,171	955,119
Kansai Electric Power Co., Inc. (The) (Japan)	16,900	161,511
NRG Energy, Inc.	299,050	9,737,068
Power Assets Holdings Ltd. (Hong Kong)	8,000	43,498
PPL Corp.	206,900	5,346,296
Red Electrica Corp. SA (Spain)	2,520	47,169
Terna Rete Elettrica Nazionale SpA (Italy)	8,029	55,385
Tohoku Electric Power Co., Inc. (Japan)	2,400	22,837
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	7,600	23,353

		32,304,766

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	10,512	238,417
Acuity Brands, Inc.	46,000	4,404,040
Atkore International Group, Inc.*	120,050	3,283,367
Eaton Corp. PLC	26,600	2,326,968
Fuji Electric Co. Ltd. (Japan)	700	19,139
Legrand SA (France)	1,508	115,302

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Schneider Electric SE (France)	7,313	$818,471

		11,205,704

Electronic Equipment, Instruments & Components — 0.0%
Hexagon AB (Sweden) (Class B Stock)*	6,235	366,819
Hitachi Ltd. (Japan)	5,400	171,543
Murata Manufacturing Co. Ltd. (Japan)	3,300	193,482
TDK Corp. (Japan)	700	69,515
Venture Corp. Ltd. (Singapore)	1,500	17,507

		818,866

Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)	454,700	3,110,148

Entertainment — 1.2%
Activision Blizzard, Inc.	260,500	19,771,950
Electronic Arts, Inc.*	148,200	19,569,810
Netflix, Inc.*	18,300	8,327,232
Nexon Co. Ltd. (Japan)	2,900	65,499
Nintendo Co. Ltd. (Japan)	1,100	491,642

		48,226,133

Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	185,850	1,795,311
British Land Co. PLC (The) (United Kingdom)	29,197	140,301
CapitaLand Commercial Trust (Singapore)	16,800	20,509
CoreCivic, Inc.	237,550	2,223,468
Crown Castle International Corp.	22,700	3,798,845
Equinix, Inc.	5,800	4,073,340
Franklin Street Properties Corp.(a)	83,550	425,270
Gaming & Leisure Properties, Inc.(a)	298,817	10,339,068
Gecina SA (France)	264	32,708
GEO Group, Inc. (The)	233,450	2,761,713
GLP J-REIT (Japan)	21	30,466
Goodman Group (Australia)	9,150	94,566
Japan Prime Realty Investment Corp. (Japan)	5	14,691
Japan Real Estate Investment Corp. (Japan)	8	41,158
Japan Retail Fund Investment Corp. (Japan)	14	17,552
Klepierre SA (France)(a)	24,451	489,317
Land Securities Group PLC (United Kingdom)	3,328	22,831
Prologis, Inc.	154,400	14,410,152
Retail Properties of America, Inc. (Class A Stock)	103,100	754,692
Scentre Group (Australia)	30,744	46,367
Service Properties Trust	99,400	704,746
SITE Centers Corp.	297,900	2,412,990
Spirit Realty Capital, Inc.(a)	118,700	4,137,882
Stockland (Australia)	202,641	469,149
United Urban Investment Corp. (Japan)	17	18,418
WP Carey, Inc.	17,800	1,204,170

		50,479,680

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing — 1.3%
Coles Group Ltd. (Australia)	7,599	$90,793
Colruyt SA (Belgium)	325	17,914
ICA Gruppen AB (Sweden)	231	10,976
Koninklijke Ahold Delhaize NV (Netherlands)	23,896	653,999
Kroger Co. (The)	299,500	10,138,075
Seven & iHoldings Co. Ltd. (Japan)	4,400	143,638
Walgreens Boots Alliance, Inc.	344,300	14,594,877
Walmart, Inc.	235,400	28,196,212
Wm Morrison Supermarkets PLC (United Kingdom)	13,956	33,100
Woolworths Group Ltd. (Australia)	17,308	446,746

		54,326,330

Food Products — 0.5%
Archer-Daniels-Midland Co.	6,650	265,335
Bunge Ltd.	34,500	1,418,985
J.M. Smucker Co. (The)(a)	28,900	3,057,909
MEIJI Holdings Co. Ltd. (Japan)	600	47,741
Nestle SA (Switzerland)	12,996	1,441,294
Orkla ASA (Norway)	4,251	37,349
Pilgrim’s Pride Corp.*	247,300	4,176,897
Tate & Lyle PLC (United Kingdom)	14,472	119,919
Toyo Suisan Kaisha Ltd. (Japan)	500	27,972
Tyson Foods, Inc. (Class A Stock)	143,800	8,586,298
WH Group Ltd. (Hong Kong), 144A	578,500	499,207
Wilmar International Ltd. (China)	32,400	95,347

		19,774,253

Gas Utilities — 0.3%
Enagas SA (Spain)	1,273	31,195
Naturgy Energy Group SA (Spain)	19,522	363,357
Snam SpA (Italy)	11,949	58,372
UGI Corp.	332,600	10,576,680

		11,029,604

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	287,200	26,258,696
Baxter International, Inc.	141,050	12,144,405
Becton, Dickinson & Co.	53,800	12,872,726
Coloplast A/S (Denmark) (Class B Stock)	144	22,388
DiaSorin SpA (Italy)	144	27,677
Edwards Lifesciences Corp.*	244,200	16,876,662
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,248	74,395
Medtronic PLC	46,400	4,254,880
Quidel Corp.*	7,700	1,722,798
ResMed, Inc.	8,100	1,555,200
Siemens Healthineers AG (Germany), 144A	847	40,776
STERIS PLC	21,900	3,360,336
West Pharmaceutical Services, Inc.	14,400	3,271,248

		82,482,187

Health Care Providers & Services — 1.9%
Alfresa Holdings Corp. (Japan)	1,100	22,962
Anthem, Inc.	73,800	19,407,924

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cardinal Health, Inc.	16,800	$876,792
Cigna Corp.	97,500	18,295,875
CVS Health Corp.	183,350	11,912,249
Fresenius Medical Care AG & Co. KGaA (Germany)*	2,754	237,607
Fresenius SE & Co. KGaA (Germany)*	10,686	533,976
Humana, Inc.	1,200	465,300
Medipal Holdings Corp. (Japan)	25,300	487,403
Sonic Healthcare Ltd. (Australia)	701	14,825
Suzuken Co. Ltd. (Japan)	13,600	507,693
UnitedHealth Group, Inc.	83,300	24,569,335
Universal Health Services, Inc. (Class B Stock)	14,900	1,384,061

		78,716,002

Health Care Technology — 0.0%
M3, Inc. (Japan)	1,500	63,783

Hotels, Restaurants & Leisure — 0.5%
Carnival PLC	5,263	64,927
Domino’s Pizza, Inc.	4,800	1,773,312
Evolution Gaming Group AB (Sweden), 144A	4,717	284,578
Flutter Entertainment PLC (Ireland)	866	114,219
Galaxy Entertainment Group Ltd. (Macau)	13,000	88,558
McDonald’s Corp.	101,400	18,705,258
McDonald’s Holdings Co. Japan Ltd. (Japan)	4,700	253,518

		21,284,370

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	5,762	35,660
Berkeley Group Holdings PLC (United Kingdom)	9,150	473,380
Casio Computer Co. Ltd. (Japan)	1,100	19,282
Husqvarna AB (Sweden) (Class B Stock)	2,280	18,803
M/I Homes, Inc.*	74,300	2,558,892
Meritage Homes Corp.*	43,100	3,280,772
Persimmon PLC (United Kingdom)*	1,935	55,050
Rinnai Corp. (Japan)	200	16,699
Sekisui House Ltd. (Japan)	3,600	68,514
Sony Corp. (Japan)	14,700	1,011,450
Taylor Wimpey PLC (United Kingdom)	31,431	55,901

		7,594,403

Household Products — 1.1%
Essity AB (Sweden) (Class B Stock)*	18,036	583,677
Henkel AG & Co. KGaA (Germany)	601	50,154
Kimberly-Clark Corp.	27,400	3,872,990
Lion Corp. (Japan)	1,300	31,225
Procter & Gamble Co. (The)	348,505	41,670,743
Reckitt Benckiser Group PLC (United Kingdom)	528	48,601

		46,257,390

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	339,400	$4,917,906
Electric Power Development Co. Ltd. (Japan)	700	13,280
Vistra Energy Corp.	405,300	7,546,686

		12,477,872

Industrial Conglomerates — 0.8%
3M Co.	132,800	20,715,472
CK Hutchison Holdings Ltd. (United Kingdom)	71,000	456,558
Honeywell International, Inc.	62,900	9,094,711
Siemens AG (Germany)	4,273	507,023
Toshiba Corp. (Japan)	2,800	89,803

		30,863,567

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	1,104	31,409
Aegon NV (Netherlands)	159,917	479,867
Aflac, Inc.	98,800	3,559,764
Ageas SA/NV (Belgium)	1,011	35,963
AIA Group Ltd. (Hong Kong)	18,000	168,265
Allianz SE (Germany)	2,427	498,600
Allstate Corp. (The)	74,100	7,186,959
American International Group, Inc.	141,400	4,408,852
Aviva PLC (United Kingdom)	21,609	73,742
Direct Line Insurance Group PLC (United Kingdom)	7,754	26,134
Japan Post Holdings Co. Ltd. (Japan)	9,100	64,838
Japan Post Insurance Co. Ltd. (Japan)	2,800	36,888
Legal & General Group PLC (United Kingdom)	199,817	546,629
Lincoln National Corp.(a)	196,400	7,225,556
Medibank Private Ltd. (Australia)	15,918	32,939
MetLife, Inc.	421,300	15,385,876
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	403	105,104
NN Group NV (Netherlands)	16,946	570,412
Old Republic International Corp.	110,800	1,807,148
Principal Financial Group, Inc.	93,100	3,867,374
Progressive Corp. (The)	89,800	7,193,878
Sompo Holdings, Inc. (Japan)	1,900	65,311
Sony Financial Holdings, Inc. (Japan)	800	19,246
Swiss Life Holding AG (Switzerland)	659	245,472
T&D Holdings, Inc. (Japan)	3,200	27,319
Unum Group	345,700	5,735,163
Zurich Insurance Group AG (Switzerland)	1,960	694,221

		60,092,929

Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	19,750	28,006,488
Alphabet, Inc. (Class C Stock)*	21,132	29,872,407
Facebook, Inc. (Class A Stock)*	304,550	69,154,168

		127,033,063

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.*	33,800	93,248,116

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Booking Holdings, Inc.*	10,750	$17,117,655
eBay, Inc.	368,600	19,333,070
Ocado Group PLC (United Kingdom)*	2,430	61,281
PetMed Express, Inc.(a)	45,100	1,607,364
Prosus NV (China)*	829	77,319
Qurate Retail, Inc. (Class A Stock)*	81,100	770,450
Stamps.com, Inc.*	21,700	3,986,073
Zalando SE (Germany), 144A*	773	54,851

		136,256,179

IT Services — 3.0%
Accenture PLC (Class A Stock)	128,650	27,623,728
Amdocs Ltd.	40,400	2,459,552
Atos SE (France)*	558	47,884
Automatic Data Processing, Inc.	41,500	6,178,935
Capgemini SE (France)	2,852	329,139
Cognizant Technology Solutions Corp. (Class A Stock)	283,500	16,108,470
Fujitsu Ltd. (Japan)	2,900	339,761
International Business Machines Corp.(a)	154,500	18,658,965
Itochu Techno-Solutions Corp. (Japan)	600	22,600
Jack Henry & Associates, Inc.	4,800	883,344
KBR, Inc.	53,000	1,195,150
Leidos Holdings, Inc.	120,900	11,324,703
NEC Corp. (Japan)	700	33,546
Nomura Research Institute Ltd. (Japan)	17,600	480,551
Otsuka Corp. (Japan)	6,400	337,348
PayPal Holdings, Inc.*	37,300	6,498,779
Perspecta, Inc.	55,900	1,298,557
Science Applications International Corp.	13,300	1,033,144
Visa, Inc. (Class A Stock)(a)	152,500	29,458,425

		124,312,581

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1,100	57,802
Brunswick Corp.	71,200	4,557,512
Sega Sammy Holdings, Inc. (Japan)	900	10,771

		4,626,085

Life Sciences Tools & Services — 0.3%
Bio-Techne Corp.	9,800	2,587,886
IQVIA Holdings, Inc.*	61,100	8,668,868
QIAGEN NV*	1,287	55,331
Sartorius Stedim Biotech (France)	159	40,438

		11,352,523

Machinery — 0.5%
Alfa Laval AB (Sweden)*	1,770	39,192
Allison Transmission Holdings, Inc.	65,600	2,412,768
Amada Co. Ltd. (Japan)	46,200	377,696
ANDRITZ AG (Austria)*	451	16,457
Atlas Copco AB (Sweden) (Class A Stock)	17,663	752,451
Atlas Copco AB (Sweden) (Class B Stock)	2,266	83,818
Crane Co.	37,000	2,200,020

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Dover Corp.	14,600	$1,409,776
Epiroc AB (Sweden) (Class A Stock)	13,919	174,351
Epiroc AB (Sweden) (Class B Stock)	2,251	27,633
GEA Group AG (Germany)	918	29,205
Kone OYJ (Finland) (Class B Stock)	3,926	270,284
MINEBEA MITSUMI, Inc. (Japan)	2,100	38,114
Nabtesco Corp. (Japan)	700	21,604
Oshkosh Corp.	124,100	8,888,042
Otis Worldwide Corp.	43,400	2,467,724
Pentair PLC	45,200	1,717,148
Schindler Holding AG (Switzerland)	115	27,341
SKF AB (Sweden) (Class B Stock)	2,210	41,460
Timken Co. (The)	1,000	45,490
Volvo AB (Sweden) (Class B Stock)*	8,371	131,806
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,100	8,788

		21,181,168

Marine — 0.0%
AP Moller – Maersk A/S (Denmark) (Class A Stock)	21	22,899
Nippon Yusen KK (Japan)	900	12,671

		35,570

Media — 0.4%
Discovery, Inc. (Class C Stock)*	90,700	1,746,882
Publicis Groupe SA (France)	13,506	439,164
Telenet Group Holding NV (Belgium)	8,980	370,981
ViacomCBS, Inc. (Class B Stock)(a)	598,455	13,955,971

		16,512,998

Metals & Mining — 0.2%
Alumina Ltd. (Australia)	13,815	15,674
Anglo American PLC (South Africa)	25,126	588,353
ArcelorMittal SA (Luxembourg)*	4,031	43,246
BHP Group Ltd. (Australia)	16,748	417,337
BHP Group PLC (Australia)	22,195	458,427
BlueScope Steel Ltd. (Australia)	3,027	24,605
Boliden AB (Sweden)	1,596	36,586
Evolution Mining Ltd. (Australia)	8,820	34,930
Evraz PLC (Russia)	3,352	12,097
Fortescue Metals Group Ltd. (Australia)	64,961	627,125
Newcrest Mining Ltd. (Australia)	5,053	111,675
Northern Star Resources Ltd. (Australia)	4,104	38,587
Nucor Corp.	82,400	3,412,184
Rio Tinto Ltd. (Australia)	2,129	144,554
Rio Tinto PLC (Australia)	16,464	934,473
Steel Dynamics, Inc.	36,700	957,503
Sumitomo Metal Mining Co. Ltd. (Japan)	1,400	39,239

		7,896,595

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.(a)	203,000	3,036,880
TPG RE Finance Trust, Inc.	162,900	1,400,940

		4,437,820

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail — 0.5%
Dollar General Corp.	74,600	$14,212,046
Dollar Tree, Inc.*	55,300	5,125,204
Marks & Spencer Group PLC (United Kingdom)	11,490	14,188
Pan Pacific International Holdings Corp. (Japan)	2,500	54,909
Wesfarmers Ltd. (Australia)	6,351	198,007

		19,604,354

Multi-Utilities — 0.7%
AGL Energy Ltd. (Australia)	3,811	45,136
National Grid PLC (United Kingdom)	19,760	242,890
Public Service Enterprise Group, Inc.	271,900	13,366,604
RWE AG (Germany)	1,909	67,162
Sempra Energy	120,000	14,067,600

		27,789,392

Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	129,900	11,590,977
Diamondback Energy, Inc.	148,500	6,210,270
Exxon Mobil Corp.	20,000	894,400
Inpex Corp. (Japan)	68,100	424,470
Kinder Morgan, Inc.	945,100	14,337,167
Koninklijke Vopak NV (Netherlands)	392	20,785
Lundin Energy AB (Sweden)	11,941	292,884
Neste OYJ (Finland)	2,417	94,910
OMV AG (Austria)*	4,553	154,090
ONEOK, Inc.	50,000	1,661,000
Origin Energy Ltd. (Australia)	99,682	406,540
Phillips 66	165,400	11,892,260
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	23,406	375,542
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,450	83,230
Santos Ltd. (Australia)	100,593	371,673
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	82,600	1,058,932
TOTAL SA (France)	13,435	519,192
World Fuel Services Corp.	84,200	2,168,992

		52,557,314

Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	4,700	21,576

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	579,900	2,592,153
L’Oreal SA (France)*	675	217,084
Unilever NV (United Kingdom)	16,496	880,306
Unilever PLC (United Kingdom)	6,580	355,058

		4,044,601

Pharmaceuticals — 3.1%
Astellas Pharma, Inc. (Japan)	39,600	660,803
AstraZeneca PLC (United Kingdom)	2,601	272,947
Bayer AG (Germany)	3,571	265,966
Bristol-Myers Squibb Co.	452,200	26,589,360
Chugai Pharmaceutical Co. Ltd. (Japan)	14,100	754,726
Eisai Co. Ltd. (Japan)	1,000	79,264

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	163,800	$26,892,684
GlaxoSmithKline PLC (United Kingdom)	50,542	1,028,504
Hikma Pharmaceuticals PLC (Jordan)	795	21,908
Hisamitsu Pharmaceutical Co., Inc. (Japan)	300	16,198
Johnson & Johnson	239,048	33,617,320
Merck & Co., Inc.	360,800	27,900,664
Novartis AG (Switzerland)	18,216	1,594,620
Novo Nordisk A/S (Denmark) (Class B Stock)	10,097	658,208
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	64,108
Orion OYJ (Finland) (Class B Stock)	1,522	73,506
Otsuka Holdings Co. Ltd. (Japan)	1,300	56,661
Pfizer, Inc.	165,500	5,411,850
Recordati SpA (Italy)	588	29,447
Roche Holding AG (Switzerland)	5,453	1,899,392
Sanofi (France)	6,509	667,225
Shionogi & Co. Ltd. (Japan)	4,600	287,979
UCB SA (Belgium)	738	85,779

		128,929,119

Professional Services — 0.0%
Adecco Group AG (Switzerland)	832	39,367
Nihon M&A Center, Inc. (Japan)	600	27,387
Recruit Holdings Co. Ltd. (Japan)	12,700	437,700
RELX PLC (United Kingdom)	8,742	203,596
Teleperformance (France)*	276	70,380
Wolters Kluwer NV (Netherlands)	8,664	679,811

		1,458,241

Real Estate Management & Development — 0.1%
Aroundtown SA (Germany)*	5,214	30,046
CBRE Group, Inc. (Class A Stock)*(a)	58,750	2,656,675
CK Asset Holdings Ltd. (Hong Kong)	14,500	86,536
Daito Trust Construction Co. Ltd. (Japan)	800	73,497
Deutsche Wohnen SE (Germany)	2,048	92,289
Hulic Co. Ltd. (Japan)	1,700	15,968
Lendlease Group (Australia)	3,693	31,908
Mitsubishi Estate Co. Ltd. (Japan)	6,800	100,970
Nomura Real Estate Holdings, Inc. (Japan)	24,500	454,361
Sino Land Co. Ltd. (Hong Kong)	16,000	20,144

		3,562,394

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	152,616	520,847
CSX Corp.	112,650	7,856,211
Kansas City Southern	11,700	1,746,693
Union Pacific Corp.	66,400	11,226,248

		21,349,999

Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp. (Japan)	11,300	646,076
Applied Materials, Inc.	225,000	13,601,250
ASML Holding NV (Netherlands)	962	355,454
Disco Corp. (Japan)	200	48,453

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Infineon Technologies AG (Germany)	7,072	$167,876
Intel Corp.	686,150	41,052,354
Lasertec Corp. (Japan)	400	38,120
Micron Technology, Inc.*	15,100	777,952
NVIDIA Corp.	104,900	39,852,559
QUALCOMM, Inc.	231,900	21,151,599
Semtech Corp.*	45,000	2,349,900
Skyworks Solutions, Inc.	24,700	3,158,142
STMicroelectronics NV (Switzerland)	3,855	105,572
SUMCO Corp. (Japan)	2,900	44,811
Synaptics, Inc.*(a)	16,200	973,944
Tokyo Electron Ltd. (Japan)	1,000	246,824

		124,570,886

Software — 5.9%
Adobe, Inc.*	62,350	27,141,578
Check Point Software Technologies Ltd. (Israel)*(a)	4,700	504,921
Intuit, Inc.	70,000	20,733,300
Microsoft Corp.	795,300	161,851,503
NortonLifeLock, Inc.	320,400	6,353,532
Oracle Corp.	466,550	25,786,219
Oracle Corp. (Japan)	300	35,608
SAP SE (Germany)	2,621	368,353
TeamViewer AG (Germany), 144A*	720	39,631
Trend Micro, Inc. (Japan)	800	44,985

		242,859,630

Specialty Retail — 1.5%
Asbury Automotive Group, Inc.*	20,300	1,569,799
AutoNation, Inc.*	174,200	6,546,436
Best Buy Co., Inc.	24,400	2,129,388
Hennes & Mauritz AB (Sweden) (Class B Stock)	3,192	46,654
Hikari Tsushin, Inc. (Japan)	1,300	296,455
Home Depot, Inc. (The)	87,400	21,894,574
Industria de Diseno Textil SA (Spain)	20,531	546,172
JD Sports Fashion PLC (United Kingdom)	38,095	294,976
Kingfisher PLC (United Kingdom)	12,100	33,102
Lowe’s Cos., Inc.	203,000	27,429,360
Murphy USA, Inc.*	12,500	1,407,375
Nitori Holdings Co. Ltd. (Japan)	500	97,984
Sonic Automotive, Inc. (Class A Stock)	12,800	408,448
Yamada Denki Co. Ltd. (Japan)	3,800	18,843

		62,719,566

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	419,900	153,179,520
Brother Industries Ltd. (Japan)	8,100	146,182
FUJIFILM Holdings Corp. (Japan)	4,800	205,279
Logitech International SA (Switzerland)	8,162	533,645
Xerox Holdings Corp.	49,400	755,326

		154,819,952

Textiles, Apparel & Luxury Goods — 0.0%
EssilorLuxottica SA (France)*	1,020	131,403
Hermes International (France)	495	415,946

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	1,584	$704,394
Pandora A/S (Denmark)	570	31,171
Swatch Group AG (The) (Switzerland)	140	5,505

		1,288,419

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	202,300	1,656,837

Tobacco — 0.5%
Altria Group, Inc.	457,350	17,950,988
British American Tobacco PLC (United Kingdom)	25,333	977,636
Imperial Brands PLC (United Kingdom)	25,608	489,780
Japan Tobacco, Inc. (Japan)	29,800	552,881
Swedish Match AB (Sweden)	945	66,688

		20,037,973

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	11,900	366,520
Ashtead Group PLC (United Kingdom)	2,552	86,422
BMC Stock Holdings, Inc.*	96,700	2,431,038
Brenntag AG (Germany)	868	45,784
Bunzl PLC (United Kingdom)	1,952	52,630
Ferguson PLC	6,980	571,363
GMS, Inc.*	96,300	2,368,017
ITOCHU Corp. (Japan)	7,700	165,824
Marubeni Corp. (Japan)	9,000	40,716
Mitsui & Co. Ltd. (Japan)	9,200	136,003
MonotaRO Co. Ltd. (Japan)	2,600	104,131
Toyota Tsusho Corp. (Japan)	1,200	30,488
Univar Solutions, Inc.*	95,600	1,611,816
W.W. Grainger, Inc.	10,100	3,173,016
WESCO International, Inc.*	43,100	1,513,241

		12,697,009

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	369	49,446

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	27,200	815,593
NTT DOCOMO, Inc. (Japan)	15,700	417,845
Softbank Corp. (Japan)	11,500	146,529
Vodafone Group PLC (United Kingdom)	8,538	13,623

		1,393,590

TOTAL COMMON STOCKS (cost $1,925,992,702)		2,469,914,069

EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF (cost $297,717)	6,088	370,576

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	320	15,536
Porsche Automobil Holding SE (Germany) (PRFC)*	884	51,209

	Shares	Value
PREFERRED STOCKS (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)*	1,042	$159,315

		226,060

Banks — 0.0%
Citigroup Capital XIII, 7.130%	22,000	583,000

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	40	13,240

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,616	150,639

TOTAL PREFERRED STOCKS (cost $969,773)		972,939

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.1%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		1,600	1,664,729
Series 2019-01, Class B
3.130%	02/18/25		1,000	1,038,410
Series 2019-01, Class C
3.360%	02/18/25		1,000	1,039,212
Series 2019-02, Class C
2.740%	04/18/25		2,000	2,058,865
Series 2019-03, Class C
2.320%	07/18/25		3,400	3,467,859
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,600	1,614,735
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	3,039,859
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	3,943,988
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,720,128
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24		1,400	1,412,398
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	2,500	1,850,877
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		2,500	2,572,521
Series 2018-01, Class A, 144A
3.190%	07/15/31		3,800	4,069,101
Series 2018-02, Class A, 144A
3.470%	01/15/30		3,000	3,174,849
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,900	6,311,626
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,658,042

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	1,900	$1,921,588
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,736,903
Series 2019-02, Class A
3.060%	04/15/26	1,500	1,569,186
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	527,599
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26	5,700	5,939,586
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	1,402	1,402,797
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	5,274,112
Series 2019-01A, Class A, 144A
3.630%	09/14/27	5,500	5,913,207
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	1,900	1,920,169
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,400	2,554,431
Series 2020-01A, Class A, 144A
1.350%	05/25/33	600	608,969

			84,005,746

Collateralized Loan Obligations — 3.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.488%(c)	07/22/32	3,750	3,666,531
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.499%(c)	07/15/29	500	491,508
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/28	4,500	4,450,597
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/29	1,500	1,477,191
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.955%(c)	01/17/28	1,455	1,438,197
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	04/15/29	3,000	2,955,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.535%(c)	10/18/26	156	$155,306
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.495%(c)	10/20/32	5,800	5,691,593
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap
N/A, Floor 1.200%)
2.335%(c)	10/17/31	9,750	9,540,714
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.229%(c)	04/15/31	2,000	1,943,371
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.021%(c)	04/26/31	4,000	3,868,447
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.541%(c)	02/05/31	248	241,680
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	3,750	3,679,912
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.275%(c)	10/19/28	10,000	9,849,053
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.323%(c)	10/23/29	1,250	1,228,524
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.605%(c)	04/20/32	5,750	5,647,386
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.310%(c)	10/20/31	6,750	6,573,129
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.229%(c)	04/21/31	2,391	2,326,924
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.535%(c)	04/17/30	2,750	2,682,384
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.479%(c)	07/15/30	1,250	1,237,667
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.465%(c)	07/20/32	10,000	9,831,762

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	10/20/31	7,449	$7,243,690
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.010%(c)	10/30/30	1,491	1,449,389
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
2.525%(c)	07/20/32	3,750	3,646,911
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	01/17/31	1,500	1,468,416
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.276%(c)	07/16/31	2,350	2,291,048
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	10/20/31	8,750	8,643,530
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
2.166%(c)	07/25/31	1,000	972,887
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.435%(c)	07/17/26	788	785,948
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	01/17/30	2,489	2,452,117
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.975%(c)	04/20/28	4,000	3,959,902
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.595%(c)	07/20/32	3,000	2,966,096
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	2,500	2,437,553
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.099%(c)	07/15/27	874	866,419
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	2,750	2,676,214
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.235%(c)	07/17/31	3,500	3,404,814
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.335%(c)	10/20/31	5,750	5,550,947

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	1,734	$1,704,327

			131,497,329

Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.985%(c)	09/14/32	1,706	1,700,772
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,606,196
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,099,153

			4,406,121

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,952,969
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	862,131
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,692,071
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,541,240

			9,048,411

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.835%(c)	03/25/33	53	53,352
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	07/25/32	20	20,229
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
1.460%(c)	09/25/32	1,766	1,727,616

			1,801,197

Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35	1,094	1,112,149
Series 2019-02A, Class A, 144A
2.590%	05/20/36	1,924	1,923,550
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	3,250	3,048,310

			6,084,009

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,129	$1,155,755
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		745	753,766
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,338	1,335,152
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		431	433,590
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	06/25/34		158	151,284
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,526	1,561,309
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	2,599	2,708,136
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		3,629	3,736,150
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.785%(c)	02/25/57		2,523	2,500,756
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,516	2,606,477
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		246	258,654
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		145	155,876
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		553	586,667

				17,943,572

Student Loans — 0.9%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,742	1,770,868
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		1,342	1,379,738
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		511	531,229
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		1,195	1,223,385
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		2,146	2,172,252
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		1,400	1,442,153
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		4,527	4,632,879
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		1,700	1,754,262
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		2,100	2,166,565

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	2,100	$2,145,829
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,600	1,625,247
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	3,800	3,983,523
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	2,100	2,181,764
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,500	2,552,114
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,100	3,205,419
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,486,892

			35,254,119

TOTAL ASSET-BACKED SECURITIES (cost $288,667,341)			290,040,504

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,102,368
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	7,193,391
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,259,188
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,710,869
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,790,383
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,282	1,365,940
Series 2014-GC23, Class A3
3.356%	07/10/47	2,193	2,333,728
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,340,517
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,825,769
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	6,061,092
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	797	798,899
Series 2014-CR18, Class A4
3.550%	07/15/47	2,783	2,978,319
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,302,559
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,636,729

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	$3,259,645
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,728,531
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.015%(cc)	11/25/25	3,792	4,144,912
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	2,200	2,372,735
Series 2017-M04, Class A2
2.670%(cc)	12/25/26	11,800	12,880,377
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	9,221,369
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	4,325	4,879,439
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.498%(cc)	05/25/22	22,023	466,080
Series K021, Class X1, IO
1.548%(cc)	06/25/22	6,353	139,930
Series K055, Class X1, IO
1.498%(cc)	03/25/26	13,671	903,500
Series K057, Class AM
2.624%	08/25/26	7,230	7,868,487
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,706,372
Series K068, Class AM
3.315%	08/25/27	5,600	6,419,965
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	5,603,499
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,194,755
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	8,357,406
Series K070, Class AM
3.364%	12/25/27	1,525	1,760,767
Series K072, Class A2
3.444%	12/25/27	2,000	2,327,730
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,185,936
Series K076, Class AM
3.900%	04/25/28	2,575	3,069,548
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,722,777
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,131,971
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	8,434,467
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	4,172,661
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,568,832
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,614,773
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	5,195,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,260	$2,567,327
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	4,251,579
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,303,687
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	6,050,520
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,976,351
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	890	952,808
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,809	6,131,228
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	652,284
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,386,821
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,941,881
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,212,834
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	14,030,708
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,759,592
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,315,261
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,802,158
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,716,174
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,732,188
Series 2013-C05, Class A3
2.920%	03/10/46	1,179	1,204,950
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,850,901
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,384,466
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	5,051,493
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	8,093,737

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $268,500,836)			294,401,153

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 9.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	(a)	2,130	$1,932,785
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		906	804,201
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23		950	906,193
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,270	1,495,897

				5,139,076

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		3,740	3,997,143
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		1,450	1,392,377

				5,389,520

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		2,453	2,052,334
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		348	343,467
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		476	433,819
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		206	202,122

				3,031,742

Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
1.721%(c)	04/12/21		495	493,062
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		2,010	2,046,552
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		1,220	1,005,284
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		680	673,199
3.350%	11/01/22		4,205	4,039,511
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		980	1,030,909
6.600%	04/01/36		760	818,307

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.170%(c)	04/09/21		1,060	$1,050,829
Gtd. Notes
3.550%	04/09/21		805	814,624
3.950%	04/13/24		2,800	2,891,914
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21		4,705	4,728,854

				19,593,045

Banks — 3.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23		800	789,010
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,063,327
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		445	492,482
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)		1,665	1,645,057
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)		940	840,208
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		955	1,078,818
4.125%	01/22/24		4,830	5,348,562
4.271%(ff)	07/23/29		510	600,097
Sub. Notes, MTN
4.000%	01/22/25		2,000	2,211,696
4.450%	03/03/26		8,455	9,712,211
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	581,482
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	920,687
3.684%	01/10/23		585	606,695
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	(a)	3,825	4,482,012
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		2,330	2,381,360
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		2,205	2,081,621
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)		1,375	1,344,238
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)		625	663,406
Sr. Unsec’d. Notes
3.200%	10/21/26		1,870	2,050,543
3.700%	01/12/26		6,180	6,905,435
Sub. Notes
4.450%	09/29/27		5,965	6,788,452
4.750%	05/18/46	(a)	820	1,037,161

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,560	$1,580,340
4.282%	01/09/28		1,370	1,532,389
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		1,640	1,661,550
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		2,400	2,513,322
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	1,092,467
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—(rr)		2,215	2,026,284
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		740	748,113
Sr. Unsec’d. Notes
3.500%	01/23/25		4,100	4,471,767
3.750%	02/25/26		1,010	1,130,115
3.814%(ff)	04/23/29		540	609,980
3.850%	01/26/27		2,910	3,271,953
Sub. Notes
6.750%	10/01/37		104	150,514
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
2.558%(c)	03/08/21		1,025	1,038,130
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		290	258,462
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—(rr)		978	894,608
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)		1,045	913,106
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)		1,275	1,306,727
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		695	785,900
3.964%(ff)	11/15/48		3,250	3,917,154
4.005%(ff)	04/23/29		2,170	2,506,907
4.452%(ff)	12/05/29		3,350	4,015,302
Sub. Notes
3.875%	09/10/24		3,775	4,179,619
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	—(rr)		840	745,588
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	1,045	1,349,286
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		950	1,024,862
3.772%(ff)	01/24/29		8,775	9,986,157
3.875%	01/27/26		675	766,463
4.431%(ff)	01/23/30		515	613,403
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	(a)	1,255	1,410,763
Sub. Notes, GMTN
4.350%	09/08/26		3,825	4,404,302

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,925	$2,042,587
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		4,175	4,364,167

				120,936,847

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		620	752,033
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		450	601,697
8.000%	11/15/39		1,285	2,017,069
8.200%	01/15/39		250	400,185
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,400	1,533,220

				5,304,204

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	(a)	700	709,687

Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50		485	421,016
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		1,500	1,564,911
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,015	1,098,707
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		3,680	3,773,553
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		45	54,015
9.400%	05/15/39		347	576,075
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,300	1,209,644
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		780	813,944
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	(a)	2,000	2,101,103
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		700	630,797
6.500%	09/27/28		670	592,212

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (cont’d.)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25		460	$552,046

				13,388,023

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	941,631
6.700%	06/01/34		420	537,153
7.000%	10/15/37	(a)	380	487,168
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,865,288
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		1,190	1,219,353
5.250%	01/15/30	(a)	385	397,988
5.875%	09/15/26		135	141,416

				5,589,997

Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		480	528,624
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	953,804
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		560	641,833
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12	(d)	1,715	19,208
6.875%	05/02/18	(d)	700	8,050
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		1,915	1,944,407
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24		475	509,183
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		330	370,163

				4,975,272

Electric — 1.1%
Avista Corp.,
First Mortgage
4.350%	06/01/48		1,160	1,440,700
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		550	775,320
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	(a)	305	431,532
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		590	883,541

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	$1,908,942
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	297,769
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,284,722
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,846,124
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	805,760
First Ref. Mortgage
4.000%	09/30/42	570	687,517
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	872,914
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	2,245	2,558,311
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	416,511
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,622,169
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,702,962
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	454,517
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	420,697
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	199,310
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,294,390
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	531,640
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,398,827
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,856,862
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	1,143,760

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		1,360	$1,464,091
5.000%	03/15/44		695	832,881
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		1,760	1,796,126
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27		1,130	1,240,529
3.700%	05/01/28		1,280	1,480,903
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	760,555
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,711,041
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		580	662,324
First Ref. Mortgage, Series C
3.600%	02/01/45		860	931,566
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	735,311
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,135	2,208,302
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	582,912

				46,241,338

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		900	914,352

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	1,050	1,127,925
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		700	638,787
5.500%	07/31/47		800	705,636

				2,472,348

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49		1,290	1,335,557
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,720	2,145,116

				3,480,673

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41			1,595	$2,078,942

Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44			65	74,875
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27			3,285	3,707,685

					3,782,560

Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,635	1,746,441
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	300	366,916
2.250%	03/07/39		EUR	400	504,384

					2,617,741

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36			515	725,726
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42			390	487,398
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			640	640,287
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			555	597,202
5.875%	02/01/29	(a)		525	593,528
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47			940	1,227,916
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			190	197,071
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23			1,075	1,069,046
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45			445	546,617
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29			765	798,617

					6,883,408

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			525	545,202

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	$826,661

				1,371,863

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	(a)	1,695	1,777,709

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	1,282,021
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	1,025,113
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	454,890
5.000%	03/30/43		200	230,321
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		660	1,000,863
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		130	159,654
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,450	1,731,114
6.850%	12/16/39		124	188,954
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		350	352,699

				6,425,629

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		980	984,540

Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,260	1,325,528

Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		600	595,344
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50		1,260	1,433,723
5.375%	04/01/38		1,950	2,366,056
6.384%	10/23/35		875	1,154,601
6.484%	10/23/45		1,386	1,850,893

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24		330	$366,049
6.400%	05/15/38		530	786,742
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		360	434,835
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		1,450	1,620,081
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,040	1,074,872

				11,683,196

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		425	428,401
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		425	576,536

				1,004,937

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		1,200	1,238,348

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		905	911,050
2.750%	01/06/23		315	329,662
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		289	298,759

				1,539,471

Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		1,400	831,164
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,200	1,032,377
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	(a)	1,950	2,072,865
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		210	236,238
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		300	293,085
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		350	369,263

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.510%	03/07/22		580	$621,999
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,995	2,145,166
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		550	591,581
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		835	759,157
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	848,148
4.850%	03/15/21		575	575,230
6.450%	09/15/36		1,155	995,076
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		370	330,080
6.500%	02/01/38		275	233,059
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		840	862,994
6.900%	03/19/49		1,000	1,053,169
Gtd. Notes, 144A
5.093%	01/15/30		797	793,554
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	(a)	330	330,814
6.350%	02/12/48		1,536	1,140,287
6.500%	03/13/27		330	301,039
Gtd. Notes, 144A
6.490%	01/23/27		471	429,725
7.690%	01/23/50		2,146	1,778,024
Gtd. Notes, MTN
6.750%	09/21/47		2,265	1,743,067
6.875%	08/04/26		670	633,189
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		1,445	1,635,500

				22,635,850

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		183	200,943

Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		800	849,021

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,175	1,299,080
4.500%	05/14/35		1,910	2,305,586
4.700%	05/14/45		1,460	1,819,433
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49		2,515	3,040,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35		2,190	$2,651,904
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.927%(c)	06/25/21		1,115	1,115,284
Gtd. Notes, 144A
3.500%	06/25/21		500	512,453
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		474	521,456
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	(a)	410	521,103
4.250%	10/26/49		1,115	1,468,399
4.550%	02/20/48		1,200	1,620,741
5.000%	08/15/45		645	898,123
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		9,285	10,984,683
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		310	383,255
5.050%	03/25/48		3,685	4,812,327
5.125%	07/20/45		610	787,032
5.300%	12/05/43		250	325,607
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,375	1,695,397
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		1,380	1,480,180
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24		60	72,123

				38,314,635

Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21		675	689,093
4.950%	06/15/28		1,115	1,200,082
5.000%	05/15/50		1,435	1,360,812
6.125%	12/15/45		180	189,183
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		1,345	1,490,878
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,430	1,533,719
4.000%	03/15/28		1,980	2,096,873
4.875%	06/01/25		3,250	3,626,938
5.200%	03/01/47		40	42,694
5.500%	02/15/49	(a)	395	437,551
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		145	162,334

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		5,205	$4,981,275
4.500%	03/15/50		295	274,590
4.950%	07/13/47		935	902,318
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		125	101,467
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	(a)	315	343,892
4.900%	01/15/45		1,000	1,064,706
5.100%	09/15/45		500	546,708

				21,045,113

Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	1,147,392

Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	5,291,895
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	750	709,330
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22		201	180,097
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,375	1,335,380

				7,516,702

Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,455	1,513,517

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26		1,052	1,129,286

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		1,425	1,473,869

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,840	2,019,308
3.600%	07/15/25		275	305,100
3.800%	02/15/27		1,065	1,195,606
4.300%	02/15/30		615	719,036
4.550%	03/09/49		139	163,847
4.850%	03/01/39		6,690	8,118,456
5.250%	03/01/37		65	80,534

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.350%	09/01/40		82	$103,082
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	(a)	1,150	1,114,632
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		300	317,362
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		625	633,530
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29		1,900	2,268,516
4.125%	08/15/46		725	898,668
4.500%	08/10/33		1,205	1,509,659
4.862%	08/21/46		860	1,165,628

				20,612,964

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		670	926,076
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	1,001,160
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		100	118,906

				2,046,142

TOTAL CORPORATE BONDS (cost $368,133,583)				398,365,430

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		240	285,571

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,325	2,285,413
Taxable, Revenue Bonds
2.574%	04/01/31		1,210	1,302,649
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,270	2,107,146
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		475	771,452
7.625%	03/01/40		215	373,668
7.550%	04/01/39		245	434,400

				7,274,728

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	$1,130,283

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,533,855
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,345,321
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	325	329,794

			5,208,970

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,818,123

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,480,232

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	650,054
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	350,460

			1,000,514

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	646,959

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	848,964

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	669,903

TOTAL MUNICIPAL BONDS (cost $14,941,622)			20,364,247

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	16	15,712
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	127	125,619
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.709%(cc)	02/25/35	249	241,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28	148	$147,167
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	08/25/28	300	272,129
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	07/25/29	404	402,227
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	07/25/29	1,200	1,162,612
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30	880	880,154
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30	230	230,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%(cc)	09/15/21^	6,520	6,469,079
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23	4,700	4,623,691
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.988%(cc)	02/25/37	187	180,975
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	2,475	2,474,016
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	600	596,137
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,639	2,652,808
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,306	2,296,924
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,059	2,185,605
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	12/26/59^	676	674,091
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29	180	178,978
Freddie Mac REMICS,
Series 4535, Class PA
3.000%	03/15/44	1,170	1,223,159
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	03/25/29	86	85,656

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.485%(c)	04/25/29	261	$260,917
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	07/25/29	189	188,455
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	03/25/30	726	725,965
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	3	3,256
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	02/25/49	124	124,187
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	168	165,766
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.995%(cc)	07/25/35	79	75,348
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24	496	495,663
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	447	476,447
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	993	1,045,625
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,481	1,569,249
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	01/25/48	610	604,008
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28	56	55,214
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	07/25/29	47	47,325
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,182	1,288,313
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.765%(cc)	02/25/34	99	95,108

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,161,798)			34,339,088

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27			3,350	$3,662,877
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			175	184,246
4.375%	07/12/21			500	513,914
5.000%	06/15/45			620	699,277
7.375%	09/18/37			625	856,103
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28			1,040	1,082,226
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25			400	434,188
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21			924	961,007
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25		EUR	1,500	1,828,496
4.450%	02/11/24			505	548,042
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24			950	1,075,999
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR	2,100	2,430,131
4.750%	01/08/26			540	608,842
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21			200	202,477
2.125%	10/25/23			1,400	1,466,541
2.625%	04/20/22			2,000	2,073,137
3.000%	03/12/24			400	433,303
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24	(a)		515	560,466
4.500%	04/16/50			475	580,600
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			1,105	1,185,937
4.817%	03/14/49			500	660,720
5.103%	04/23/48			915	1,249,423
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR	1,395	1,726,746
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21			1,325	1,344,228
2.875%	03/04/23			1,785	1,861,646
4.000%	04/17/25			1,035	1,149,079
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,800	1,864,557
3.250%	06/01/23			800	859,581
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		1,025	1,312,861

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
5.100%	06/18/50	(a)	545	$703,821

TOTAL SOVEREIGN BONDS (cost $31,857,563)				34,120,471

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
Federal Home Loan Bank
5.500%	07/15/36	(k)	1,080	1,687,912
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		863	897,035
2.500%	03/01/30		451	479,346
2.500%	10/01/32		921	976,647
3.000%	10/01/28		321	341,616
3.000%	06/01/29		793	843,551
3.000%	03/01/32		958	1,021,598
3.000%	01/01/37		479	507,203
3.000%	01/01/43		940	1,007,320
3.000%	07/01/43		1,859	1,992,205
3.000%	01/01/47		5,607	5,924,888
3.500%	03/01/42		562	608,066
3.500%	06/01/42		329	356,497
3.500%	01/01/47		1,033	1,099,303
3.500%	02/01/47		1,251	1,327,702
4.000%	06/01/26		419	444,792
4.000%	09/01/26		221	234,689
4.000%	10/01/39		779	854,142
4.000%	12/01/40		343	375,981
4.000%	10/01/41		365	400,201
4.000%	01/01/42		138	151,360
4.000%	10/01/45		507	546,636
4.500%	07/01/20		1	590
4.500%	09/01/39		249	276,664
4.500%	10/01/39		1,417	1,576,026
4.500%	12/01/39		437	486,369
4.500%	07/01/41		188	202,887
4.500%	07/01/41		1,715	1,910,027
4.500%	08/01/41		129	139,583
4.500%	08/01/41		195	213,352
4.500%	08/01/41		285	309,957
4.500%	10/01/41		146	157,766
4.500%	10/01/46		258	279,834
4.500%	12/01/47		1,430	1,541,477
5.000%	05/01/34		20	23,017
5.000%	05/01/34		186	213,477
5.000%	08/01/35		19	22,084
5.000%	09/01/35		31	35,283
5.000%	10/01/36		31	35,996
5.000%	05/01/37		20	22,982
5.000%	07/01/37		401	459,963
5.000%	09/01/38		48	54,782
5.000%	09/01/38		50	57,727
5.000%	09/01/38		58	66,294
5.000%	02/01/39		19	21,954
5.000%	06/01/39		55	63,030
5.500%	02/01/34		32	35,468
5.500%	04/01/34		301	335,225
5.500%	06/01/34		99	113,652
5.500%	06/01/34		155	177,725
5.500%	05/01/37		45	51,985

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/38	353	$405,273
5.500%	05/01/38	64	72,848
5.500%	07/01/38	318	364,463
6.000%	03/01/32	138	154,874
6.000%	12/01/33	49	54,975
6.000%	07/01/36	3	3,268
6.000%	12/01/36	8	9,048
6.000%	05/01/37	12	13,549
6.000%	12/01/37	23	26,946
6.000%	01/01/38	4	4,064
6.000%	01/01/38	13	14,714
6.000%	01/01/38	267	310,856
6.000%	10/01/38	71	81,954
6.000%	08/01/39	35	41,192
6.750%	09/15/29	935	1,407,140
6.750%	03/15/31	500	786,223
7.000%	01/01/31	20	22,953
7.000%	06/01/31	28	31,875
7.000%	09/01/31	3	3,671
7.000%	10/01/31	37	42,304
7.000%	10/01/32	29	31,561
Federal National Mortgage Assoc.
2.000%	TBA	5,000	5,103,178
2.000%	TBA	13,000	13,424,531
2.000%	08/01/31	1,218	1,266,085
2.500%	TBA	8,000	8,321,334
2.500%	01/01/28	953	1,000,034
2.500%	10/01/43	935	989,709
2.500%	12/01/46	1,703	1,803,037
3.000%	TBA	23,500	24,708,151
3.000%	02/01/27	1,381	1,460,439
3.000%	08/01/30	846	891,002
3.000%	11/01/36	2,455	2,586,586
3.000%	12/01/42	1,117	1,196,268
3.000%	12/01/42	1,702	1,823,846
3.000%	03/01/43	295	315,573
3.000%	11/01/46	315	332,516
3.000%	01/01/47	2,403	2,541,900
3.000%	02/01/47	1,601	1,693,693
3.000%	03/01/47	1,204	1,273,119
3.500%	07/01/31	845	902,952
3.500%	11/01/32	419	451,205
3.500%	02/01/33	1,135	1,196,903
3.500%	05/01/33	1,950	2,057,061
3.500%	06/01/39	608	655,110
3.500%	01/01/42	5,590	6,042,153
3.500%	05/01/42	2,668	2,885,370
3.500%	07/01/42	766	833,112
3.500%	08/01/42	302	326,807
3.500%	08/01/42	918	992,775
3.500%	09/01/42	864	935,566
3.500%	09/01/42	1,560	1,688,896
3.500%	11/01/42	511	552,415
3.500%	03/01/43	2,774	3,032,846
3.500%	04/01/43	530	573,903
3.500%	04/01/43	1,196	1,294,494
3.500%	07/01/43	245	265,027
3.500%	06/01/45	5,717	6,111,807

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/46	1,135	$1,206,142
3.500%	11/01/46	1,579	1,675,628
3.500%	09/01/47	1,726	1,826,799
3.500%	01/01/48	12,270	12,940,627
3.500%	05/01/48	1,851	1,949,753
3.500%	06/01/48	5,373	5,779,233
4.000%	12/01/36	968	1,042,088
4.000%	10/01/41	2,904	3,187,603
4.000%	07/01/44	1,061	1,160,346
4.000%	09/01/44	2,359	2,574,795
4.000%	10/01/46	749	802,836
4.000%	06/01/47	1,269	1,354,487
4.000%	09/01/47	460	490,060
4.000%	11/01/47	986	1,089,982
4.000%	11/01/47	2,395	2,553,653
4.000%	12/01/47	6,103	6,505,484
4.500%	07/01/33	47	51,410
4.500%	08/01/33	11	11,979
4.500%	09/01/33	40	44,180
4.500%	10/01/33	110	119,953
4.500%	03/01/34	31	33,405
4.500%	01/01/35	2	2,303
4.500%	07/01/39	771	857,989
4.500%	08/01/39	592	658,483
4.500%	09/01/39	407	452,786
4.500%	12/01/39	4	4,910
4.500%	03/01/41	1,381	1,547,122
4.500%	07/01/42	122	136,296
5.000%	03/01/34	206	236,023
5.000%	04/01/35	494	566,254
5.000%	06/01/35	120	138,187
5.000%	07/01/35	81	92,470
5.000%	07/01/35	122	140,418
5.000%	09/01/35	76	87,279
5.000%	11/01/35	86	99,109
5.000%	02/01/36	68	78,363
5.500%	02/01/33	96	109,489
5.500%	08/01/33	171	192,514
5.500%	10/01/33	46	52,928
5.500%	12/01/33	48	55,397
5.500%	12/01/34	124	141,698
5.500%	10/01/35	483	554,645
5.500%	03/01/36	49	54,236
5.500%	04/01/36	108	122,169
5.500%	01/01/37	60	68,922
5.500%	04/01/37	32	36,841
5.500%	05/01/37	194	222,263
5.500%	08/01/37	240	275,883
6.000%	05/01/21	10	10,355
6.000%	10/01/33	189	212,333
6.000%	11/01/33	23	26,101
6.000%	11/01/33	29	32,633
6.000%	01/01/34	237	276,105
6.000%	02/01/34	94	109,268
6.000%	03/01/34	2	2,126
6.000%	03/01/34	12	13,599
6.000%	03/01/34	28	31,337
6.000%	11/01/34	23	25,258

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/35		46	$52,330
6.000%	01/01/35		113	127,079
6.000%	02/01/35		3	2,955
6.000%	02/01/35		105	117,230
6.000%	02/01/35		186	217,563
6.000%	04/01/35		16	18,251
6.000%	12/01/35		87	96,689
6.000%	05/01/36		39	44,965
6.000%	06/01/36		15	16,550
6.000%	02/01/37		63	74,010
6.000%	06/01/37		24	26,825
6.000%	05/01/38		166	193,387
6.250%	05/15/29		950	1,376,075
6.500%	09/01/32		1	1,152
6.500%	09/01/32		13	14,428
6.500%	09/01/32		35	40,359
6.500%	09/01/32		39	45,614
6.500%	10/01/32		40	46,277
6.500%	04/01/33		52	59,835
6.500%	11/01/33		21	24,284
6.500%	01/01/34		31	36,356
6.500%	09/01/34		49	55,938
6.500%	10/01/34		43	50,273
6.500%	09/01/36		108	125,924
6.500%	10/01/36		26	30,914
6.500%	11/01/36		37	41,193
6.500%	01/01/37		39	43,137
6.500%	01/01/37		103	119,434
6.500%	09/01/37		13	15,150
6.625%	11/15/30	(k)	550	850,720
7.000%	02/01/32		25	29,126
7.000%	05/01/32		13	15,854
7.000%	06/01/32		13	15,577
7.000%	07/01/32		49	57,468
7.125%	01/15/30	(k)	3,600	5,610,780
Government National Mortgage Assoc.
2.500%	TBA		5,000	5,261,133
2.500%	TBA		6,000	6,300,469
2.500%	03/20/43		687	727,963
2.500%	12/20/46		860	911,674
3.000%	03/15/45		1,024	1,083,714
3.000%	11/20/45		1,128	1,201,443
3.000%	03/20/46		7,293	7,749,237
3.000%	07/20/46		4,889	5,200,425
3.000%	10/20/46		1,594	1,695,813
3.000%	12/20/46		1,068	1,134,265
3.000%	02/20/47		2,210	2,346,562
3.500%	TBA		11,000	11,605,859
3.500%	12/20/42		1,715	1,864,819
3.500%	05/20/43		350	381,237
3.500%	03/20/45		1,411	1,510,258
3.500%	04/20/45		1,959	2,097,144
3.500%	07/20/46		7,164	7,664,896
4.000%	06/15/40		150	162,681
4.000%	05/20/41		267	294,304
4.000%	12/20/42		591	650,869
4.000%	08/20/44		261	284,193
4.000%	11/20/45		1,443	1,561,840

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/20/45	1,543	$1,666,878
4.000%	11/20/46	351	377,433
4.000%	09/20/47	5,680	6,088,745
4.000%	02/20/49	4,079	4,331,260
4.500%	04/15/40	582	647,777
4.500%	01/20/41	1,181	1,319,738
4.500%	02/20/41	740	826,255
4.500%	06/20/44	787	862,538
4.500%	09/20/46	458	498,323
4.500%	11/20/46	897	981,910
4.500%	03/20/47	873	953,612
4.500%	05/20/48	1,213	1,308,270
4.500%	06/20/48	1,633	1,759,872
4.500%	08/20/48	5,097	5,453,068
5.000%	10/20/37	108	121,571
5.000%	04/20/45	704	793,272
5.500%	11/15/32	69	78,852
5.500%	02/15/33	51	59,216
5.500%	08/15/33	90	99,353
5.500%	08/15/33	156	171,738
5.500%	09/15/33	41	45,560
5.500%	09/15/33	80	90,945
5.500%	10/15/33	65	73,782
5.500%	12/15/33	11	11,751
5.500%	04/15/34	307	357,780
5.500%	07/15/35	56	66,006
5.500%	02/15/36	113	130,665
6.000%	02/15/33	2	2,014
6.000%	04/15/33	18	19,840
6.000%	09/15/33	12	13,177
6.000%	12/15/33	34	40,954
6.000%	12/15/33	77	85,152
6.000%	01/15/34	19	22,963
6.000%	01/15/34	32	36,673
6.000%	06/20/34	67	77,603
6.000%	07/15/34	144	171,214
6.000%	10/15/34	159	182,186
6.500%	10/15/23	1	728
6.500%	12/15/23	2	2,561
6.500%	01/15/24	1	1,116
6.500%	01/15/24	1	1,512
6.500%	01/15/24	3	3,661
6.500%	01/15/24	9	9,383
6.500%	01/15/24	9	9,540
6.500%	01/15/24	39	42,700
6.500%	02/15/24	—(r)	172
6.500%	02/15/24	—(r)	209
6.500%	02/15/24	2	1,893
6.500%	02/15/24	2	1,987
6.500%	02/15/24	3	3,086
6.500%	02/15/24	5	5,322
6.500%	02/15/24	5	6,030
6.500%	02/15/24	6	7,138
6.500%	02/15/24	10	10,956
6.500%	02/15/24	23	25,234
6.500%	04/15/24	1	645
6.500%	04/15/24	1	1,229
6.500%	04/15/24	1	1,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	04/15/24		1	$1,654
6.500%	04/15/24		2	1,925
6.500%	04/15/24		2	2,265
6.500%	04/15/24		7	8,279
6.500%	05/15/24		8	8,729
6.500%	05/15/24		11	12,578
6.500%	10/15/24		12	12,809
6.500%	12/15/30		7	7,459
6.500%	01/15/32		19	21,712
6.500%	02/15/32		16	17,811
6.500%	07/15/32		39	44,665
6.500%	08/15/32		5	5,595
6.500%	08/15/32		8	8,482
6.500%	08/15/32		27	30,703
6.500%	08/15/32		186	221,495
6.500%	06/15/35		5	5,558
6.500%	06/15/35		34	40,098
6.500%	07/15/35		7	7,396
8.000%	01/15/24		6	5,689
8.000%	04/15/25		3	3,848

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $281,020,984)				292,319,447

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
2.875%	05/15/43	(a)	1,075	1,403,547
3.000%	11/15/44		5,060	6,772,494
3.125%	02/15/43		965	1,307,877
3.375%	05/15/44	(a)	9,210	13,022,076
3.625%	02/15/44		490	717,084
3.750%	11/15/43		490	729,105
U.S. Treasury Notes
2.250%	11/15/25		5,000	5,508,203
3.125%	11/15/28	(k)	11,625	14,048,086
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	(h)(k)	3,780	2,945,152
2.228%(s)	05/15/28	(k)	718	682,408
2.365%(s)	08/15/44	(k)	3,095	2,136,517
2.395%(s)	11/15/43		1,156	812,135

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,847,537)				50,084,684

TOTAL LONG-TERM INVESTMENTS (cost $3,263,391,456)				3,885,292,608

	Shares
SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUNDS — 11.3%
PGIM Core Ultra Short Bond Fund(w)	325,454,314	325,454,314
PGIM Institutional Money Market Fund (cost $139,695,942; includes $139,617,982 of cash collateral for securities on loan)(b)(w)	140,069,128	140,069,128

TOTAL AFFILIATED MUTUAL FUNDS (cost $465,150,256)		465,523,442

SEE NOTES TO FINANCIAL STATEMENTS.

A96

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
0.159%	09/17/20	250	$249,924

(cost $249,914)

OPTIONS PURCHASED*~ — 0.1%
(cost $211,734)			1,207,241

TOTAL SHORT-TERM INVESTMENTS (cost $465,611,904)			466,980,607

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.8% (cost $3,729,003,360)			4,352,273,215

OPTION WRITTEN*~ — (0.0)%
(premiums received $117,053)			(39,656)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.8% (cost $3,728,886,307)			4,352,233,559
Liabilities in excess of other assets(z) — (5.8)%			(237,641,773)

NET ASSETS — 100.0%			$4,114,591,786

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,143,170 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,365,070; cash collateral of $139,617,982 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	07/24/20	$140.00	423	423	$85,922
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$143.00	846	846	26,438

Total Exchange Traded (cost $192,434)						$112,360

SEE NOTES TO FINANCIAL STATEMENTS.

A97

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	$75,406
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	73,144
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	173,505
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	345,129
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	362,211
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	65,486

Total OTC Traded (cost $19,300)							$1,094,881

Total Options Purchased (cost $211,734)							$1,207,241

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	07/24/20	$142.00	1,269	1,269	$(39,656)

(premiums received $117,053)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2020	$2,870,766	$2,319
12	5 Year U.S. Treasury Notes	Sep. 2020	1,508,906	11,421
243	10 Year U.S. Ultra Treasury Notes	Sep. 2020	38,268,704	173,941
5	20 Year U.S. Treasury Bonds	Sep. 2020	892,813	15,149
559	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	121,949,344	(19,755)
22	Mini MSCI EAFE Index	Sep. 2020	1,956,240	(25,043)

				158,032

Short Positions:
20	10 Year Euro-Bund	Sep. 2020	3,966,404	(34,419)
885	10 Year U.S. Treasury Notes	Sep. 2020	123,167,114	(412,219)

				(446,638)

				$(288,606)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR 9,530	$10,744,769	$10,707,940	$—	$(36,829)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD 2,500	$1,800,413	$1,841,591	$—	$(41,178)
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR 9,530	10,402,148	10,707,941	—	(305,793)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	EUR 9,530	10,752,631	10,715,847	36,784	—

			$22,955,192	$23,265,379	36,784	(346,971)

					$36,784	$(383,800)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	4,100	2.453%	$(84,855)	$32,808	$(117,663)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	24,000	$91,203	$147,408	$56,205

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	39,500	0.664%	$319,918	$752,272	$432,354

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the

SEE NOTES TO FINANCIAL STATEMENTS.

A99

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$(43,095)	$(103,546)	$(60,451)
EUR	1,190	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(10,808)	(303,399)	(292,591)
	165,795	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	2,591,774	2,591,774
	53,193	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(64,878)	935,480	1,000,358
	20,385	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	11,978	388,719	376,741
	13,965	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	40,476	292,352	251,876
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(32,259)	(32,259)
	744	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(12,240)	29,258	41,498
	1,205	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(107,207)	(107,207)
	5,001	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(60,276)	(696,002)	(635,726)
	3,085	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(699,716)	(699,716)
	2,551	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	36,961	36,961

					$(138,843)	$2,332,415	$2,471,258

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	16,000	$266,974	$—	$266,974

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$32,808	$—	$266,974	$(117,663)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$9,699,962
Goldman Sachs & Co. LLC	—	249,924

Total	$—	$9,949,886

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$2,396,241,053	$73,673,016	$—
Exchange-Traded Fund	370,576	—	—
Preferred Stocks	583,000	389,939	—
Asset-Backed Securities
Automobiles	—	84,005,746	—
Collateralized Loan Obligations	—	131,497,329	—
Consumer Loans	—	4,406,121	—
Equipment	—	9,048,411	—
Home Equity Loans	—	1,801,197	—
Other	—	6,084,009	—
Residential Mortgage-Backed Securities	—	17,943,572	—
Student Loans	—	35,254,119	—
Commercial Mortgage-Backed Securities	—	294,401,153	—
Corporate Bonds	—	398,365,430	—
Municipal Bonds	—	20,364,247	—
Residential Mortgage-Backed Securities	—	27,195,918	7,143,170
Sovereign Bonds	—	34,120,471	—
U.S. Government Agency Obligations	—	292,319,447	—
U.S. Treasury Obligations	—	50,334,608	—
Affiliated Mutual Funds	465,523,442	—	—
Options Purchased	112,360	1,094,881	—

Total	$2,862,830,431	$1,482,299,614	$7,143,170

Liabilities
Option Written	$(39,656)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$202,830	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	36,784	—
Centrally Cleared Credit Default Swap Agreements	—	488,559	—
Centrally Cleared Interest Rate Swap Agreements	—	4,299,208	—
OTC Total Return Swap Agreement	—	266,974	—

Total	$202,830	$5,091,525	$—

Liabilities
Futures Contracts	$(491,436)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(383,800)	—
OTC Credit Default Swap Agreement	—	(84,855)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,827,950)	—

Total	$(491,436)	$(2,296,605)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	11.3%

Commercial Mortgage-Backed Securities	7.2%
U.S. Government Agency Obligations	7.1

SEE NOTES TO FINANCIAL STATEMENTS.

A101

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Software	5.9%
Banks	4.8
Pharmaceuticals	4.0
Technology Hardware, Storage & Peripherals	3.8
Internet & Direct Marketing Retail	3.3
Collateralized Loan Obligations	3.2
Interactive Media & Services	3.1
Semiconductors & Semiconductor Equipment	3.0
IT Services	3.0
Automobiles	2.4
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	1.9
Biotechnology	1.9
Capital Markets	1.7
Insurance	1.7
Aerospace & Defense	1.5
Specialty Retail	1.5
Diversified Telecommunication Services	1.5
Food & Staples Retailing	1.3
Beverages	1.3
Chemicals	1.3
Oil, Gas & Consumable Fuels	1.3
Residential Mortgage-Backed Securities	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
U.S. Treasury Obligations	1.2
Entertainment	1.2
Household Products	1.1
Electric	1.1
Student Loans	0.9
Sovereign Bonds	0.8
Communications Equipment	0.8
Electric Utilities	0.8
Industrial Conglomerates	0.8
Building Products	0.7
Media	0.7
Multi-Utilities	0.7
Oil & Gas	0.6
Diversified Financial Services	0.5
Road & Rail	0.5
Hotels, Restaurants & Leisure	0.5
Machinery	0.5
Pipelines	0.5
Telecommunications	0.5
Municipal Bonds	0.5
Tobacco	0.5
Food Products	0.5
Multiline Retail	0.5
Auto Manufacturers	0.5
Trading Companies & Distributors	0.3
Independent Power & Renewable Electricity Producers	0.3
Distributors	0.3
Life Sciences Tools & Services	0.3
Electrical Equipment	0.3
Gas Utilities	0.3
Equipment	0.2
Consumer Finance	0.2
Construction & Engineering	0.2

Metals & Mining	0.2%
Household Durables	0.2
Retail	0.2
Healthcare-Services	0.2
Other	0.2
Commercial Services	0.1
Agriculture	0.1
Leisure Products	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Consumer Loans	0.1
Personal Products	0.1
Gas	0.1
Real Estate Management & Development	0.1
Foods	0.1
Energy Equipment & Services	0.1
Airlines	0.1
Commercial Services & Supplies	0.1
Healthcare-Products	0.1
Engineering & Construction	0.1
Auto Components	0.1
Forest Products & Paper	0.1
Transportation	0.1
Home Equity Loans	0.1
Housewares	0.1
Multi-National	0.1
Options Purchased	0.1
Air Freight & Logistics	0.0	*
Thrifts & Mortgage Finance	0.0	*
Savings & Loans	0.0	*
Professional Services	0.0	*
Wireless Telecommunication Services	0.0	*
Home Builders	0.0	*
Machinery-Diversified	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Miscellaneous Manufacturing	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Semiconductors	0.0	*
Mining	0.0	*
Lodging	0.0	*
Construction Materials	0.0	*
Electronics	0.0	*
Packaging & Containers	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Building Materials	0.0	*
Exchange-Traded Fund	0.0	*
Oil & Gas Services	0.0	*
Health Care Technology	0.0	*
Transportation Infrastructure	0.0	*
Marine	0.0	*
Paper & Forest Products	0.0	*

	105.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(5.8)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$488,559*		—	$—
Credit contracts	Premiums paid for OTC swap agreements	32,808		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	117,663
Equity contracts	—	—		Due from/to broker-variation margin futures	25,043	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	36,784		Unrealized depreciation on OTC forward foreign currency exchange contracts	383,800
Interest rate contracts	Due from/to broker-variation margin futures	202,830	*	Due from/to broker-variation margin futures	466,393	*
Interest rate contracts	Due from/to broker-variation margin swaps	4,299,208	*	Due from/to broker-variation margin swaps	1,827,950
Interest rate contracts	Unaffiliated investments	1,207,241		Options written outstanding, at value	39,656
Interest rate contracts	Unrealized appreciation on OTC swap agreements	266,974		—	—

		$6,534,404			$2,860,505

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(60,181)
Equity contracts	(468)	—	—	(197,318)	—	—
Foreign exchange contracts	—	—	—	—	359,349	—
Interest rate contracts	—	(257,616)	94,601	15,889,137	—	(20,763,582)

Total	$(468)	$(257,616)	$94,601	$15,691,819	$359,349	$(20,823,763)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$686,105
Equity contracts	(18)	—	—	(21,975)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A103

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$—	$(196,573)	$—
Interest rate contracts	—	497,291	77,397	2,281,607	—	12,369,978

Total	$(18)	$497,291	$77,397	$2,259,632	$(196,573)	$13,056,083

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$169,317	$597,333	$231,587,888	$222,611,941	$7,707,135

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$20,189,669	$386,615,123	$24,000,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$17,526,083	$16,000,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$137,365,070	$(137,365,070)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$913,653	$(117,663)	$795,990	$(795,990)	$—
Barclays Bank PLC	481,010	—	481,010	(270,000)	211,010
Citibank, N.A.	—	(305,793)	(305,793)	294,559	(11,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC	$36,784	$(78,007)	$(41,223)	$—	$(41,223)

	$1,431,447	$(501,463)	$929,984	$(771,431)	$158,553

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $137,365,070:
Unaffiliated investments (cost $3,263,853,104)	$3,886,749,773
Affiliated investments (cost $465,150,256)	465,523,442
Foreign currency, at value (cost $492,000)	492,521
Cash	33,718
Receivable for investments sold	57,192,888
Dividends and interest receivable	9,741,180
Tax reclaim receivable	438,712
Unrealized appreciation on OTC swap agreements	266,974
Due from broker-variation margin swaps	115,197
Unrealized appreciation on OTC forward foreign currency exchange contracts	36,784
Premiums paid for OTC swap agreements	32,808
Receivable for Portfolio shares sold	4,248
Receivable from affiliate	3,279
Prepaid expenses and other assets	252,536

Total Assets	4,420,884,060

LIABILITIES
Payable for investments purchased	162,042,158
Payable to broker for collateral for securities on loan	139,617,982
Management fee payable	2,023,000
Payable for Portfolio shares repurchased	879,220
Due to broker-variation margin futures	502,162
Accrued expenses and other liabilities	501,788
Unrealized depreciation on OTC forward foreign currency exchange contracts	383,800
Payable to affiliate	183,919
Unrealized depreciation on OTC swap agreements	117,663
Options written outstanding, at value (proceeds received $117,053)	39,656
Affiliated transfer agent fee payable	926

Total Liabilities	306,292,274

NET ASSETS	$4,114,591,786

Net assets were comprised of:
Partners’ Equity	$4,114,591,786

Net asset value and redemption price per share, $4,114,591,786 / 122,596,992 outstanding shares of beneficial interest	$33.56

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $174,879 foreign withholding tax, of which $39,504 is reimbursable by an affiliate)	$27,349,221
Interest income	21,747,036
Affiliated dividend income	1,065,914
Income from securities lending, net (including affiliated income of $274,187)	275,670

Total income	50,437,841

EXPENSES
Management fee	12,063,084
Custodian and accounting fees	213,862
Shareholders’ reports	159,481
Trustees’ fees	28,513
Audit fee	23,320
Legal fees and expenses	12,957
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	44,597

Total expenses	12,551,126

NET INVESTMENT INCOME (LOSS)	37,886,715

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $240,600)	(31,350,619)
Futures transactions	15,691,819
Forward currency contract transactions	359,349
Options written transactions	94,601
Swap agreements transactions	(20,823,763)
Foreign currency transactions	(542)

(36,029,155)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $348,673)	(114,865,955)
Futures	2,259,632
Forward currency contracts	(196,573)
Options written	77,397
Swap agreements	13,056,083
Foreign currencies	(11,320)

(99,680,736)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(135,709,891)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,823,176)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$37,886,715	$79,405,892
Net realized gain (loss) on investment and foreign currency transactions	(36,029,155)	176,760,040
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(99,680,736)	485,992,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(97,823,176)	742,158,000

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [220,120 and 177,562 shares, respectively]	6,696,631	5,636,300
Portfolio shares repurchased [3,727,810 and 7,989,312 shares, respectively]	(122,137,875)	(253,479,611)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(115,441,244)	(247,843,311)

CAPITAL CONTRIBUTIONS	—	14,632

TOTAL INCREASE (DECREASE)	(213,264,420)	494,329,321
NET ASSETS:
Beginning of period	4,327,856,206	3,833,526,885

End of period	$4,114,591,786	$4,327,856,206

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.4%
Argentina — 0.3%
MercadoLibre, Inc.*	3,141	$3,096,304

Australia — 1.4%
AGL Energy Ltd.	66,200	784,045
Aristocrat Leisure Ltd.	108,730	1,940,430
Beach Energy Ltd.	395,200	421,862
CSL Ltd.	18,219	3,640,022
Fortescue Metals Group Ltd.	201,900	1,949,117
Harvey Norman Holdings Ltd.(a)	196,000	483,116
Inghams Group Ltd.	268,900	595,346
Metcash Ltd.	412,500	777,276
Perenti Global Ltd.	432,300	346,801
Qantas Airways Ltd.	292,200	772,428
Rio Tinto Ltd.	20,600	1,398,685
Service Stream Ltd.	343,700	453,062
St. Barbara Ltd.	343,600	755,906
Stockland, REIT	200,300	463,729
Super Retail Group Ltd.	105,600	592,274

		15,374,099

Austria — 0.2%
BAWAG Group AG, 144A*	15,500	537,577
OMV AG*	33,700	1,140,529
Wienerberger AG	26,400	577,086

		2,255,192

Belgium — 0.2%
Bekaert SA	22,500	442,523
UCB SA	15,000	1,743,484

		2,186,007

Canada — 1.6%
Brookfield Asset Management, Inc. (Class A Stock)	92,409	3,040,256
Canadian National Railway Co.	45,270	4,005,141
Dollarama, Inc.	63,758	2,120,884
Enbridge, Inc.	53,950	1,641,159
Magna International, Inc.	47,177	2,100,792
TC Energy Corp.	117,000	5,014,620

		17,922,852

China — 3.1%
Alibaba Group Holding Ltd.*	271,344	7,346,601
Alibaba Group Holding Ltd., ADR*	31,140	6,716,898
China Merchants Bank Co. Ltd. (Class H Stock)	673,000	3,106,329
China Resources Cement Holdings Ltd.	1,042,000	1,279,712
Kingboard Holdings Ltd.	216,000	563,007
Lee & Man Paper Manufacturing Ltd.	1,049,000	568,971
NetEase, Inc., ADR	9,229	3,962,748
TAL Education Group, ADR*	68,403	4,677,397
Tencent Holdings Ltd.	116,100	7,486,307

		35,707,970

Denmark — 1.4%
Chr Hansen Holding A/S	10,056	1,038,598
Coloplast A/S (Class B Stock)	24,882	3,868,413

	Shares	Value

COMMON STOCKS (continued)
Denmark (cont’d.)
Danske Bank A/S*	61,200	$819,630
Dfds A/S*	11,300	351,449
DSV Panalpina A/S	17,821	2,185,158
Novo Nordisk A/S (Class B Stock)	59,739	3,894,296
Orsted A/S, 144A	28,559	3,318,339
Pandora A/S	10,800	590,599

		16,066,482

Finland — 0.4%
Neste OYJ	59,471	2,335,284
Nordea Bank Abp*	83,600	581,160
Valmet OYJ(a)	41,500	1,089,599

		4,006,043

France — 4.1%
Airbus SE*	32,883	2,355,790
Arkema SA	11,900	1,143,505
AXA SA*	54,100	1,141,443
BNP Paribas SA*	23,200	927,564
Bouygues SA*	27,600	951,445
Capgemini SE	34,087	3,933,864
Cie Generale des Etablissements Michelin SCA*	9,600	993,170
CNP Assurances*	42,800	498,345
Credit Agricole SA*	78,500	753,315
Engie SA*	82,000	1,017,939
L’Oreal SA*	10,334	3,323,468
LVMH Moet Hennessy Louis Vuitton SE	13,598	6,046,940
Natixis SA*	146,400	387,044
Nexity SA	13,100	425,147
Orange SA	67,300	806,496
Peugeot SA*	30,500	500,541
Safran SA*	31,138	3,137,684
Sanofi	39,700	4,069,568
Societe BIC SA	15,900	808,762
Societe Generale SA*	28,600	481,726
Sopra Steria Group	7,100	882,842
Teleperformance*	7,681	1,958,661
TOTAL SA	58,800	2,272,309
TOTAL SA, ADR	191,892	7,380,166

		46,197,734

Germany — 2.6%
Allianz SE	8,900	1,828,406
Aurubis AG	10,800	668,537
Bayer AG	20,200	1,504,483
Bayerische Motoren Werke AG	12,500	798,284
Covestro AG, 144A*	21,600	826,519
Daimler AG*	17,600	718,958
Deutsche Lufthansa AG*(a)	54,200	546,958
Deutsche Post AG*	60,200	2,219,129
Evonik Industries AG	36,500	933,367
Infineon Technologies AG	185,475	4,402,831
METRO AG	46,000	438,922
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,500	1,173,616

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Rational AG(a)	3,915	$2,204,487
Rheinmetall AG	9,200	804,387
SAP SE	31,707	4,456,076
Siemens AG	10,740	1,274,381
Siltronic AG	8,900	914,149
TeamViewer AG, 144A*	20,377	1,121,612
United Internet AG	24,700	1,052,869
Volkswagen AG*	10,600	1,715,206

		29,603,177

Hong Kong — 0.6%
AIA Group Ltd.	415,800	3,886,921
PAX Global Technology Ltd.	933,000	409,406
Skyworth Group Ltd.*(a)	1,072,000	302,787
Tongda Group Holdings Ltd.	8,180,000	490,266
WH Group Ltd., 144A	1,291,500	1,114,478
Yue Yuen Industrial Holdings Ltd.	296,500	453,958

		6,657,816

India — 0.5%
HDFC Bank Ltd., ADR	53,739	2,442,975
Reliance Industries Ltd., 144A, GDR	80,036	3,697,059

		6,140,034

Ireland — 0.4%
Kingspan Group PLC	62,366	4,038,030
Smurfit Kappa Group PLC	23,100	777,927

		4,815,957

Italy — 0.4%
A2A SpA	546,200	775,508
Enel SpA	280,300	2,427,782
Leonardo SpA	97,000	648,741
Mediobanca Banca di Credito Finanziario SpA	87,600	633,434
UnipolSai Assicurazioni SpA	253,700	608,465

		5,093,930

Japan — 5.9%
AGC, Inc.	42,400	1,207,930
Aisan Industry Co. Ltd.	68,400	335,646
Asahi Intecc Co. Ltd.	54,700	1,550,042
Astellas Pharma, Inc.	152,500	2,544,757
Brother Industries Ltd.	34,700	626,237
Credit Saison Co. Ltd.	42,600	486,917
Daikin Industries Ltd.	23,800	3,831,565
Daiwa House Industry Co. Ltd.	31,900	752,047
DTS Corp.	11,800	243,514
EDION Corp.	63,900	647,572
Haseko Corp.	35,500	447,177
Hazama Ando Corp.	85,900	496,637
Hitachi Capital Corp.	28,500	631,256
Hitachi Ltd.	27,000	857,713
Honda Motor Co. Ltd.	33,200	848,259
Hoya Corp.	35,200	3,352,173
Isuzu Motors Ltd.	78,200	706,582
ITOCHU Corp.	69,900	1,505,337
Japan Airlines Co. Ltd.	35,700	647,352

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Japan Aviation Electronics Industry Ltd.	46,000	$621,945
JTEKT Corp.	22,200	172,507
Kaneka Corp.	14,800	384,482
KDDI Corp.	83,000	2,488,758
Keiyo Bank Ltd. (The)	76,500	366,985
Keyence Corp.	13,500	5,644,653
Komatsu Ltd.	30,800	630,424
Lintec Corp.	30,000	713,215
Marubeni Corp.	173,200	783,568
Matsumotokiyoshi Holdings Co. Ltd.	23,800	863,780
Mitsubishi Chemical Holdings Corp.	82,800	481,792
Mitsubishi Gas Chemical Co., Inc.	70,200	1,063,517
Mitsubishi UFJ Financial Group, Inc.	274,000	1,074,378
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	784,758
Mitsui & Co. Ltd.	56,300	832,280
Mitsui Chemicals, Inc.	42,400	884,765
Mizuho Financial Group, Inc.	736,200	902,102
Nikon Corp.	45,200	378,872
Nippon Telegraph & Telephone Corp.	117,400	2,736,036
Nishi-Nippon Financial Holdings, Inc.	48,600	328,187
Nisshin Oillio Group Ltd. (The)	21,400	669,092
Nomura Holdings, Inc.	180,800	808,546
Nomura Real Estate Holdings, Inc.	27,200	504,434
NTT DOCOMO, Inc.	22,000	585,515
Obayashi Corp.	84,600	790,698
ORIX Corp.	64,800	798,482
Resona Holdings, Inc.	366,600	1,252,260
Sankyu, Inc.	8,400	315,301
Sawai Pharmaceutical Co. Ltd.	9,200	472,514
Shiseido Co. Ltd.	45,600	2,897,045
SKY Perfect JSAT Holdings, Inc.	151,000	561,087
SMC Corp.	7,600	3,893,530
Sompo Holdings, Inc.	26,600	914,361
Sumitomo Corp.	109,000	1,247,673
Sumitomo Forestry Co. Ltd.	50,100	629,074
Sumitomo Heavy Industries Ltd.	32,300	706,973
Sumitomo Mitsui Financial Group, Inc.	40,900	1,150,349
Teijin Ltd.	67,300	1,069,605
Toagosei Co. Ltd.	28,700	281,187
Toho Holdings Co. Ltd.	12,400	231,850
Towa Pharmaceutical Co. Ltd.	28,200	520,749
Toyoda Gosei Co. Ltd.	15,200	316,739
Toyota Motor Corp.	15,730	986,320
Tsubakimoto Chain Co.	17,000	412,992
Ube Industries Ltd.	30,100	517,327
Ulvac, Inc.	17,900	516,604
Yokohama Rubber Co. Ltd. (The)	45,000	635,361

		67,541,385

Luxembourg — 0.1%
Tenaris SA	110,223	718,212

Netherlands — 2.1%
ABN AMRO Bank NV, 144A, CVA	45,300	394,213
Adyen NV, 144A*	3,006	4,395,608
Aegon NV	215,700	647,257
ASML Holding NV	4,559	1,684,527
ING Groep NV	79,200	554,097

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (cont’d.)
Koninklijke Ahold Delhaize NV	95,900	$2,624,644
NN Group NV	27,800	935,764
NXP Semiconductors NV	94,473	10,773,701
Royal Dutch Shell PLC (Class B Stock)	69,700	1,064,430
Signify NV, 144A*	46,800	1,217,384

		24,291,625

New Zealand — 0.0%
Air New Zealand Ltd.	485,600	416,961

Norway — 0.2%
DNB ASA*	68,200	905,241
Equinor ASA	41,200	589,099
Leroy Seafood Group ASA	148,600	893,701

		2,388,041

Portugal — 0.0%
Altri SGPS SA	46,700	225,256

Singapore — 0.2%
DBS Group Holdings Ltd.	62,300	934,099
Venture Corp. Ltd.	79,500	927,858

		1,861,957

South Africa — 0.1%
Anglo American PLC	40,600	950,693
Investec PLC	79,700	160,596

		1,111,289

Spain — 0.5%
Amadeus IT Group SA	46,737	2,444,655
Banco Santander SA*	199,500	489,281
Enagas SA	18,000	441,100
Mapfre SA	494,400	882,586
Repsol SA	117,700	1,041,704
Telefonica SA	142,000	680,211

		5,979,537

Sweden — 1.4%
Atlas Copco AB (Class A Stock)	109,610	4,669,432
Boliden AB	35,400	811,494
Hexagon AB (Class B Stock)*	76,445	4,497,430
Sandvik AB*	35,300	668,038
Skanska AB (Class B Stock)*	31,100	635,548
SKF AB (Class B Stock)	70,400	1,320,704
Swedbank AB (Class A Stock)*	18,400	236,256
Swedish Orphan Biovitrum AB*	46,250	1,076,240
Volvo AB (Class B Stock)*	133,200	2,097,298

		16,012,440

Switzerland — 3.0%
Adecco Group AG	15,300	723,939
Baloise Holding AG	6,000	903,634
Credit Suisse Group AG	136,900	1,433,174
Helvetia Holding AG	4,600	431,437
Landis+Gyr Group AG*	5,300	345,246
Lonza Group AG	9,162	4,855,907
Novartis AG	19,700	1,724,529
Partners Group Holding AG	3,758	3,426,061
Roche Holding AG	18,600	6,478,762

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Sika AG	16,458	$3,185,844
Straumann Holding AG	4,034	3,486,023
Swiss Life Holding AG	3,400	1,266,470
Temenos AG	22,198	3,478,194
UBS Group AG	100,600	1,171,644
Zurich Insurance Group AG	4,700	1,664,714

		34,575,578

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	489,000	5,207,975

United Kingdom — 5.1%
3i Group PLC	92,900	962,346
Abcam PLC	52,935	873,424
Ashtead Group PLC	99,748	3,377,901
Aviva PLC	164,200	560,340
Babcock International Group PLC	113,300	438,196
BAE Systems PLC	251,200	1,510,003
Barclays PLC	373,500	531,111
Barratt Developments PLC	61,900	383,092
Bellway PLC	13,600	430,954
BP PLC	127,200	488,065
British American Tobacco PLC	53,700	2,072,359
BT Group PLC	455,900	648,861
Centrica PLC	457,200	218,522
CK Hutchison Holdings Ltd.	160,300	1,030,792
Compass Group PLC	159,988	2,215,792
Crest Nicholson Holdings PLC	143,814	352,521
Diageo PLC	79,491	2,644,922
Dialog Semiconductor PLC*	14,700	677,151
Experian PLC	133,687	4,709,317
GlaxoSmithKline PLC	159,000	3,235,569
Go-Ahead Group PLC (The)	34,500	355,790
Halma PLC	74,732	2,136,946
Imperial Brands PLC	56,400	1,078,709
Inchcape PLC	66,600	404,833
International Consolidated Airlines Group SA	150,000	418,193
J Sainsbury PLC	458,700	1,184,708
Keller Group PLC	48,200	378,945
Kingfisher PLC	357,200	977,192
Legal & General Group PLC	302,800	828,355
Lloyds Banking Group PLC	1,666,000	645,393
London Stock Exchange Group PLC	37,024	3,845,162
Marks & Spencer Group PLC	279,900	345,630
Micro Focus International PLC	34,519	184,788
National Express Group PLC	114,300	266,374
Ninety One PLC*	14,350	36,824
Paragon Banking Group PLC	105,900	461,107
Premier Foods PLC*	357,756	311,271
QinetiQ Group PLC	88,900	327,954
Redrow PLC	77,600	416,815
RELX PLC	155,318	3,617,257
Rentokil Initial PLC	395,673	2,505,581
Royal Mail PLC	120,900	273,388
Segro PLC, REIT	266,399	2,957,527
Spirax-Sarco Engineering PLC	18,003	2,232,630
Tate & Lyle PLC	141,000	1,168,360

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Taylor Wimpey PLC	263,400	$468,461
Tesco PLC	611,284	1,730,154
Vesuvius PLC	81,100	389,227
Vistry Group PLC	39,863	352,723

		57,661,535

United States — 60.1%
AbbVie, Inc.	54,128	5,314,287
Adobe, Inc.*	22,226	9,675,200
Alphabet, Inc. (Class C Stock)*	11,345	16,037,405
Amazon.com, Inc.*	7,108	19,609,693
Ameren Corp.	19,859	1,397,279
American International Group, Inc.	208,058	6,487,248
Amphenol Corp. (Class A Stock)	102,941	9,862,777
Applied Materials, Inc.	99,834	6,034,965
Atlassian Corp. PLC (Class A Stock)*	9,919	1,788,098
Autodesk, Inc.*	64,364	15,395,225
Bank of America Corp.	42,000	997,500
Becton, Dickinson & Co.	20,404	4,882,065
Boeing Co. (The)	18,446	3,381,152
Booking Holdings, Inc.*	300	477,702
Brown-Forman Corp. (Class B Stock)(a)	164,591	10,477,863
Bunge Ltd.	58,265	2,396,439
Capital One Financial Corp.	9,264	579,834
CenterPoint Energy, Inc.	125,544	2,343,907
CF Industries Holdings, Inc.	87,323	2,457,269
Charles Schwab Corp. (The)	85,368	2,880,316
Chubb Ltd.	61,862	7,832,966
Cintas Corp.	46,040	12,263,214
Cisco Systems, Inc.	114,985	5,362,900
Comcast Corp. (Class A Stock)	89,642	3,494,245
Conagra Brands, Inc.	113,636	3,996,578
ConocoPhillips	55,000	2,311,100
Costco Wholesale Corp.	31,858	9,659,664
Cummins, Inc.	9,700	1,680,622
CVS Health Corp.	94,005	6,107,505
Danaher Corp.	80,339	14,206,345
DexCom, Inc.*	35,956	14,576,562
DuPont de Nemours, Inc.	112,144	5,958,211
Edison International	71,589	3,887,999
Edwards Lifesciences Corp.*	142,665	9,859,578
Elanco Animal Health, Inc.*	84,124	1,804,460
Electronic Arts, Inc.*	128,542	16,973,971
Equitable Holdings, Inc.	120,432	2,323,133
Estee Lauder Cos., Inc. (The) (Class A Stock)	56,214	10,606,458
Exxon Mobil Corp.	96,172	4,300,812
Fifth Third Bancorp	251,457	4,848,091
Fortive Corp.	179,002	12,111,275
Fortune Brands Home & Security, Inc.	29,797	1,904,922
Fox Corp. (Class B Stock)	104,852	2,814,228
Franklin Resources, Inc.(a)	43,948	921,590
General Electric Co.	1,015,796	6,937,887
Genpact Ltd.	329,066	12,017,490
Gilead Sciences, Inc.	38,022	2,925,413
Hologic, Inc.*	70,339	4,009,323
Illinois Tool Works, Inc.	16,708	2,921,394
Illumina, Inc.*	29,959	11,095,316

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
International Paper Co.	131,412	$4,627,017
Intuit, Inc.	48,967	14,503,536
Intuitive Surgical, Inc.*(a)	24,565	13,997,874
Johnson & Johnson	53,395	7,508,939
JPMorgan Chase & Co.	60,871	5,725,526
Kimberly-Clark Corp.	33,018	4,667,094
Kohl’s Corp.	37,156	771,730
L3Harris Technologies, Inc.	58,066	9,852,058
Las Vegas Sands Corp.	40,845	1,860,081
Lululemon Athletica, Inc.*	44,477	13,877,269
Marsh & McLennan Cos., Inc.	40,402	4,337,963
Mastercard, Inc. (Class A Stock)	53,251	15,746,321
McDonald’s Corp.	3,650	673,316
Medtronic PLC.	68,096	6,244,403
Merck & Co., Inc.	21,425	1,656,795
MetLife, Inc.	126,754	4,629,056
Microsoft Corp.	142,756	29,052,274
Morgan Stanley	204,941	9,898,650
News Corp. (Class A Stock)	180,500	2,140,730
NextEra Energy, Inc.	19,813	4,758,488
Nielsen Holdings PLC	110,505	1,642,104
PayPal Holdings, Inc.*	105,552	18,390,325
PepsiCo, Inc.	17,058	2,256,091
Perrigo Co. PLC	51,228	2,831,372
Pfizer, Inc.	120,916	3,953,953
Philip Morris International, Inc.	66,758	4,677,066
Pioneer Natural Resources Co.	26,078	2,547,821
QUALCOMM, Inc.	86,332	7,874,342
Raytheon Technologies Corp.	20,397	1,256,863
Rockwell Automation, Inc.	9,800	2,087,400
Roper Technologies, Inc.	36,164	14,041,035
salesforce.com, Inc.*	60,428	11,319,977
SBA Communications Corp.	54,223	16,154,116
Schlumberger Ltd.	52,600	967,314
Sempra Energy	15,174	1,778,848
Sherwin-Williams Co. (The)	23,199	13,405,542
Signature Bank	20,093	2,148,344
SL Green Realty Corp., REIT(a)	46,791	2,306,328
Southern Co. (The)	160,712	8,332,917
Southwest Airlines Co.	67,654	2,312,414
State Street Corp.	46,270	2,940,459
Stericycle, Inc.*(a)	31,289	1,751,558
TE Connectivity Ltd.	25,710	2,096,651
Texas Instruments, Inc.(a)	35,627	4,523,560
Thermo Fisher Scientific, Inc.	51,242	18,567,026
TJX Cos., Inc. (The)	27,400	1,385,344
Tyson Foods, Inc. (Class A Stock)	96,235	5,746,192
United Parcel Service, Inc. (Class B Stock)	64,838	7,208,689
Verizon Communications, Inc.	82,272	4,535,655
Walmart, Inc.	34,977	4,189,545
Walt Disney Co. (The)	26,828	2,991,590
Wells Fargo & Co.	291,963	7,474,253
Weyerhaeuser Co.	214,038	4,807,294
Zimmer Biomet Holdings, Inc.	23,101	2,757,335

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Zoetis, Inc.	116,295	$15,937,067

		685,914,986

TOTAL COMMON STOCKS (cost $821,896,425)		1,099,030,374

PREFERRED STOCKS — 0.5%
Germany — 0.1%
Porsche Automobil Holding SE (PRFC)*	17,000	984,791

United States — 0.4%
Becton, Dickinson & Co., Series B, CVT, 6.000%(a)	16,525	879,130
Elanco Animal Health, Inc., CVT, 5.000%	2,497	95,985
Sempra Energy, Series A, CVT, 6.000%	21,874	2,137,746
Sempra Energy, Series B, CVT, 6.750%(a)	4,673	459,169
Southern Co. (The), CVT, 6.750%	29,319	1,291,795

		4,863,825

TOTAL PREFERRED STOCKS (cost $6,073,671)		5,848,616

	Units

RIGHTS* — 0.0%
Australia — 0.0%
Super Retail Group Ltd., expiring 07/06/20	15,086	9,758

Spain — 0.0%
Repsol SA, expiring 07/07/20	117,700	59,797

TOTAL RIGHTS (cost $65,074)		69,555

TOTAL LONG-TERM INVESTMENTS (cost $828,035,170)		1,104,948,545

	Shares	Value

SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	30,892,538	$30,892,538
PGIM Institutional Money Market Fund (cost $35,806,982; includes $35,790,038 of cash collateral for securities on loan)(b)(w)	35,868,136	35,868,136

TOTAL SHORT-TERM INVESTMENTS (cost $66,699,520)		66,760,674

TOTAL INVESTMENTS—102.7% (cost $894,734,690)		1,171,709,219
Liabilities in excess of other assets — (2.7)%		(30,862,097)

NET ASSETS — 100.0%		$1,140,847,122

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,395,801; cash collateral of $35,790,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$3,096,304	$—	$—
Australia	—	15,374,099	—
Austria	—	2,255,192	—
Belgium	—	2,186,007	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Canada	$17,922,852	$—	$—
China	15,357,043	20,350,927	—
Denmark	—	16,066,482	—
Finland	—	4,006,043	—
France	7,380,166	38,817,568	—
Germany	—	29,603,177	—
Hong Kong	—	6,657,816	—
India	2,442,975	3,697,059	—
Ireland	—	4,815,957	—
Italy	—	5,093,930	—
Japan	—	67,541,385	—
Luxembourg	—	718,212	—
Netherlands	10,773,701	13,517,924	—
New Zealand	—	416,961	—
Norway	—	2,388,041	—
Portugal	—	225,256	—
Singapore	—	1,861,957	—
South Africa	—	1,111,289	—
Spain	—	5,979,537	—
Sweden	—	16,012,440	—
Switzerland	—	34,575,578	—
Taiwan	—	5,207,975	—
United Kingdom	—	57,661,535	—
United States	685,914,986	—	—
Preferred Stocks
Germany	—	984,791	—
United States	4,863,825	—	—
Rights
Australia	—	9,758	—
Spain	—	59,797	—
Affiliated Mutual Funds	66,760,674	—	—

Total	$814,512,526	$357,196,693	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	7.9%
Health Care Equipment & Supplies	7.2
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	5.8
Pharmaceuticals	5.2
IT Services	5.1
Insurance	3.8
Semiconductors & Semiconductor Equipment	3.7
Banks	3.7
Machinery	3.3
Internet & Direct Marketing Retail	3.2
Oil, Gas & Consumable Fuels	3.1
Life Sciences Tools & Services	3.0
Chemicals	3.0
Capital Markets	2.9
Electronic Equipment, Instruments & Components	2.6
Equity Real Estate Investment Trusts (REITs)	2.3
Industrial Conglomerates	2.1
Entertainment	2.1

Interactive Media & Services	2.1%
Electric Utilities	2.0
Aerospace & Defense	2.0
Food & Staples Retailing	1.9
Textiles, Apparel & Luxury Goods	1.8
Commercial Services & Supplies	1.7
Food Products	1.5
Personal Products	1.5
Beverages	1.3
Biotechnology	1.3
Professional Services	1.1
Air Freight & Logistics	1.0
Multi-Utilities	1.0
Diversified Telecommunication Services	1.0
Building Products	0.9
Media	0.7
Tobacco	0.7
Trading Companies & Distributors	0.7
Automobiles	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Hotels, Restaurants & Leisure	0.7%
Metals & Mining	0.6
Health Care Providers & Services	0.5
Containers & Packaging	0.5
Communications Equipment	0.5
Airlines	0.4
Road & Rail	0.4
Diversified Consumer Services	0.4
Household Products	0.4
Auto Components	0.4
Diversified Financial Services	0.4
Specialty Retail	0.4
Multiline Retail	0.3
Electrical Equipment	0.3
Wireless Telecommunication Services	0.3
Household Durables	0.2
Construction & Engineering	0.2

Construction Materials	0.2%
Energy Equipment & Services	0.2
Consumer Finance	0.1
Real Estate Management & Development	0.1
Paper & Forest Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.0	*
Distributors	0.0	*
Marine	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$69,555	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

For the six months ended June 30, 2020, the Portfolio did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$4,216

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A113

GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$35,395,801	$(35,395,801)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS

Investments at value, including securities on loan of $35,395,801:
Unaffiliated investments (cost $828,035,170)	$1,104,948,545
Affiliated investments (cost $66,699,520)	66,760,674
Foreign currency, at value (cost $2,840,762)	2,797,223
Cash	9,426
Tax reclaim receivable	2,017,670
Dividends and interest receivable	1,268,295
Receivable for investments sold	1,263,833
Receivable from affiliate	4,948
Receivable for Portfolio shares sold	306
Prepaid expenses	1,199

Total Assets	1,179,072,119

LIABILITIES
Payable to broker for collateral for securities on loan	35,790,038
Payable to affiliate	869,355
Management fee payable	668,009
Payable for investments purchased	366,546
Payable for Portfolio shares repurchased	290,458
Accrued expenses and other liabilities	239,665
Affiliated transfer agent fee payable	926

Total Liabilities	38,224,997

NET ASSETS	$1,140,847,122

Net assets were comprised of:
Partners’ Equity	$1,140,847,122

Net asset value and redemption price per share, $1,140,847,122 / 29,212,675 outstanding shares of beneficial interest	$39.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $738,467 foreign withholding tax, of which $111,234 is reimbursable by an affiliate)	$10,379,805
Affiliated dividend income	228,176
Income from securities lending, net (including affiliated income of $68,181)	92,924

Total income	10,700,905

EXPENSES
Management fee	4,203,401
Custodian and accounting fees	156,883
Shareholders’ reports	59,160
Audit fee	14,302
Trustees’ fees	11,587
Legal fees and expenses	7,774
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	22,528

Total expenses	4,480,947
Less: Fee waiver and/or expense reimbursement	(195,132)

Net expenses	4,285,815

NET INVESTMENT INCOME (LOSS)	6,415,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(34,885))	32,291,249
Foreign currency transactions	(136,505)

32,154,744

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $52,112)	(115,249,788)
Foreign currencies	(66,486)

(115,316,274)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(83,161,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(76,746,440)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,415,090	$16,320,560
Net realized gain (loss) on investment and foreign currency transactions	32,154,744	49,044,379
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(115,316,274)	235,305,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,746,440)	300,670,784

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [162,916 and 589,747 shares, respectively]	6,025,228	22,043,834
Portfolio shares repurchased [1,405,213 and 1,764,963 shares, respectively]	(52,119,862)	(65,786,251)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(46,094,634)	(43,742,417)

CAPITAL CONTRIBUTIONS	—	85,664

TOTAL INCREASE (DECREASE)	(122,841,074)	257,014,031
NET ASSETS:
Beginning of period	1,263,688,196	1,006,674,165

End of period	$1,140,847,122	$1,263,688,196

SEE NOTES TO FINANCIAL STATEMENTS.

A115

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.0%

ASSET-BACKED SECURITIES — 10.5%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.525%(c)	04/20/32	1,000	$986,459
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)
2.893%(c)	04/20/28	2,000	2,001,329
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.436%(c)	07/16/29	1,243	1,227,189
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.476%(c)	01/16/30	250	244,844
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.012%(c)	01/17/33	2,500	2,451,327
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.455%(c)	01/20/32	750	733,395
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.358%(c)	04/22/30	1,990	1,921,127
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.439%(c)	07/15/30	2,000	1,956,796
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
2.709%(c)	04/15/29	2,000	1,970,797
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.549%(c)	10/15/32	2,250	2,225,607
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.010%(c)	10/30/30	3,728	3,623,473
Race Point CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.429%(c)	10/15/30	1,000	975,314
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.293%(c)	10/23/31	1,000	966,961
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
2.505%(c)	01/20/32	1,000	979,147
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.595%(c)	07/20/32	2,500	2,471,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (con’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.195%(c)	10/20/29	1,250	$1,220,965

TOTAL ASSET-BACKED SECURITIES (cost $25,766,328)			25,956,476

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.0%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	3,207,491
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,276,873
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	110	112,313
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	288	308,932
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,780,252
Series 2015-M17, Class A2
3.015%(cc)	11/25/25	1,458	1,594,197
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,291,620
Series 2016-M13, Class A2
2.565%(cc)	09/25/26	2,100	2,221,195
Series 2018-M14, Class A1
3.697%(cc)	08/25/28	882	983,421
Series 2019-M01, Class A2
3.673%(cc)	09/25/28	1,100	1,288,317
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO
1.730%(cc)	03/25/22	15,306	346,788
Series K0020, Class X1, IO
1.498%(cc)	05/25/22	8,047	170,298
Series K0021, Class X1, IO
1.548%(cc)	06/25/22	8,703	191,684
Series K0025, Class X1, IO
0.934%(cc)	10/25/22	24,365	380,314
Series K0060, Class AM
3.300%(cc)	10/25/26	1,930	2,185,717
Series K0064, Class AM
3.327%(cc)	03/25/27	1,100	1,250,341
Series K0068, Class AM
3.315%	08/25/27	1,700	1,948,918
Series K0076, Class AM
3.900%	04/25/28	425	506,624
Series K0077, Class A2
3.850%(cc)	05/25/28	900	1,073,021
Series K0077, Class AM
3.850%(cc)	05/25/28	180	214,479
Series K0078, Class AM
3.920%	06/25/28	525	627,369
Series K0079, Class AM
3.930%	06/25/28	675	807,056

SEE NOTES TO FINANCIAL STATEMENTS.

A116

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K0080, Class AM
3.986%(cc)	07/25/28	1,900	$2,273,119
Series K0081, Class AM
3.900%(cc)	08/25/28	1,500	1,788,283
Series K0083, Class AM
4.030%(cc)	10/25/28	250	302,380
Series K0084, Class AM
3.880%(cc)	10/25/28	1,300	1,541,582
Series K0085, Class AM
4.060%(cc)	10/25/28	650	785,474
Series K0086, Class A2
3.859%(cc)	11/25/28	1,400	1,688,870
Series K0086, Class AM
3.919%(cc)	12/25/28	200	241,359
Series K0087, Class AM
3.832%(cc)	12/25/28	200	239,226
Series K0088, Class AM
3.761%(cc)	01/25/29	520	621,598
Series K0090, Class AM
3.492%(cc)	03/25/29	800	941,225
Series K0091, Class AM
3.566%	03/25/29	850	1,006,848
Series K0151, Class A3
3.511%	04/25/30	400	469,941
Series K0152, Class A2
3.080%	01/25/31	140	162,675
Series K0157, Class A2
3.990%(cc)	05/25/33	1,700	2,103,139
Series K0157, Class A3
3.990%(cc)	08/25/33	280	356,697
Series K0158, Class A2
3.900%(cc)	12/25/30	700	860,738
Series K1514, Class A2
2.859%	10/25/34	2,720	3,137,944
Series KC03, Class A2
3.499%	01/25/26	650	711,948
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,100	1,249,584

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,964,302)			47,249,850

CORPORATE BONDS — 1.2%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	1,680,414
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,324,568

TOTAL CORPORATE BONDS (cost $2,954,224)			3,004,982

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	465	509,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)
0.805%(c)	10/25/28	13	$12,468
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.765%(cc)	02/25/34	57	54,686

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $558,844)			576,908

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.8%
Fannie Mae Principal Strip, MTN
2.001%(s)	10/08/27	350	326,570
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,221,102
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	253	262,791
2.500%	03/01/30	451	479,346
3.000%	06/01/29	317	337,420
3.000%	01/01/37	664	702,838
3.000%	06/01/45	373	395,810
3.000%	01/01/48	724	762,638
3.500%	12/01/32	578	612,070
3.500%	07/01/42	531	574,642
3.500%	10/01/42	847	914,210
3.500%	08/01/43	1,030	1,113,604
3.500%	09/01/45	398	427,484
3.500%	10/01/45	447	478,003
3.500%	02/01/47	431	457,436
3.500%	07/01/47	1,087	1,150,246
3.500%	03/01/48	1,392	1,473,903
4.000%	06/01/26	39	41,810
4.000%	09/01/26	148	156,459
4.000%	09/01/40	306	334,451
4.000%	12/01/40	328	359,618
4.000%	12/01/40	343	375,981
4.000%	11/01/43	623	684,867
4.500%	09/01/39	1,120	1,244,989
4.500%	08/01/48	555	596,614
5.000%	06/01/33	244	277,128
5.000%	05/01/34	221	253,139
5.500%	05/01/37	45	51,985
5.500%	02/01/38	151	173,688
5.500%	05/01/38	64	72,848
6.000%	09/01/34	69	76,621
6.000%	01/01/37	69	80,533
6.000%	09/01/38	43	50,742
6.000%	08/01/39	51	59,141
6.250%	07/15/32	30	47,130
6.500%	09/01/32	20	23,189
Federal Home Loan Mortgage Corp., MTN
1.846%(s)	11/15/38	600	424,226
Federal National Mortgage Assoc.
2.000%	08/01/31	244	253,217
2.000%	10/01/34	106	109,289
2.500%	TBA	3,000	3,120,500

SEE NOTES TO FINANCIAL STATEMENTS.

A117

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/24	56	$58,850
2.500%	06/01/28	1,390	1,480,549
2.500%	06/01/34	579	606,739
2.500%	02/01/43	172	181,875
2.500%	12/01/46	619	655,650
3.000%	TBA	2,000	2,102,822
3.000%	02/01/31	789	829,307
3.000%	11/01/36	614	646,646
3.000%	03/01/43	820	878,656
3.000%	07/01/43	755	815,899
3.000%	07/01/43	920	985,162
3.000%	09/01/46	970	1,023,635
3.000%	11/01/46	380	401,897
3.000%	11/01/46	502	529,903
3.000%	12/01/47	1,097	1,168,021
3.000%	06/01/50	590	621,630
3.500%	07/01/31	845	902,952
3.500%	02/01/33	164	172,977
3.500%	06/01/39	243	262,044
3.500%	04/01/42	415	451,316
3.500%	06/01/42	723	786,624
3.500%	07/01/42	432	465,188
3.500%	07/01/42	766	833,112
3.500%	06/01/45	1,504	1,608,073
3.500%	07/01/46	722	767,545
3.500%	12/01/46	369	392,551
3.500%	12/01/46	861	930,474
3.500%	11/01/48	1,112	1,176,418
4.000%	09/01/40	1,129	1,233,626
4.000%	06/01/42	849	931,915
4.000%	09/01/44	590	643,699
4.000%	09/01/44	946	1,031,437
4.000%	04/01/45	540	582,759
4.000%	07/01/45	511	548,641
4.000%	10/01/45	706	762,361
4.000%	10/01/46	243	260,781
4.000%	02/01/47	301	320,325
4.000%	06/01/47	406	433,436
4.000%	07/01/47	436	464,372
4.000%	10/01/47	1,223	1,303,096
4.000%	11/01/47	326	347,436
4.000%	11/01/47	553	589,547
4.500%	05/01/40	1,640	1,826,189
4.500%	04/01/42	621	690,669
5.000%	12/01/31	25	27,492
5.000%	03/01/34	274	314,697
5.000%	06/01/35	120	138,187
5.000%	07/01/35	61	70,209
5.000%	05/01/36	81	93,549
5.500%	02/01/34	198	227,276
5.500%	09/01/34	198	226,652
5.500%	02/01/35	202	229,894
5.500%	06/01/35	34	37,837
5.500%	06/01/35	104	115,249
5.500%	09/01/35	37	40,956
5.500%	09/01/35	98	109,357
5.500%	10/01/35	206	235,301
5.500%	11/01/35	102	112,491

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/01/35	252		$283,762
5.500%	11/01/35	373		428,665
6.000%	05/01/21	3		3,452
6.000%	12/01/33	10		11,260
6.000%	02/01/34	94		109,270
6.000%	08/01/34	—	(r)	424
6.000%	11/01/34	—	(r)	542
6.000%	12/01/34	1		1,010
6.000%	01/01/35	20		21,861
6.000%	01/01/36	59		65,883
6.000%	05/01/38	36		42,251
6.500%	07/01/32	160		189,690
6.500%	08/01/32	66		74,890
6.500%	10/01/32	209		250,794
6.500%	10/01/37	103		123,329
6.625%	11/15/30	435		672,842
7.000%	12/01/31	—	(r)	508
7.000%	12/01/31	67		78,800
7.000%	01/01/36	16		18,454
8.000%	10/01/23	—	(r)	101
8.000%	09/01/24	1		808
8.000%	11/01/24	1		933
8.000%	01/01/26	—	(r)	220
9.000%	02/01/25	6		6,745
9.000%	04/01/25	3		3,351
Government National Mortgage Assoc.
2.500%	TBA	1,000		1,050,078
2.500%	TBA(tt)	4,500		4,735,020
2.500%	12/20/46	235		248,638
3.000%	03/15/45	1,229		1,300,456
3.000%	07/20/46	1,114		1,184,929
3.000%	09/20/46	1,189		1,263,671
3.000%	10/20/46	295		313,595
3.000%	04/20/47	1,242		1,319,470
3.000%	12/20/48	825		876,838
3.000%	04/20/49	935		992,080
3.500%	01/20/43	905		983,676
3.500%	04/20/43	438		476,520
3.500%	03/20/45	705		755,129
3.500%	04/20/45	587		628,304
3.500%	04/20/46	986		1,057,345
3.500%	07/20/46	1,514		1,619,982
3.500%	07/20/48	1,444		1,534,269
3.500%	11/20/48	383		404,629
3.500%	01/20/49	615		652,208
4.000%	06/15/40	153		165,747
4.000%	08/20/46	574		618,627
4.000%	11/20/46	351		377,433
4.000%	09/20/47	579		620,150
4.000%	02/20/49	1,009		1,071,431
4.500%	02/20/41	428		477,625
4.500%	03/20/41	365		400,102
4.500%	06/20/44	272		298,513
4.500%	09/20/46	341		370,927
4.500%	11/20/46	673		736,433
4.500%	01/20/47	84		92,008
5.000%	07/15/33	120		137,506
5.000%	09/15/33	175		198,410

SEE NOTES TO FINANCIAL STATEMENTS.

A118

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/15/34		77		$83,966
5.000%	10/20/48		216		236,537
5.500%	03/15/34		229		266,556
5.500%	03/15/36		50		58,087
6.500%	07/15/32		16		18,316
6.500%	08/15/32		2		2,308
6.500%	08/15/32		3		3,484
6.500%	08/15/32		11		12,793
6.500%	08/15/32		76		91,110
7.000%	05/15/23		2		2,123
7.000%	06/15/23		1		605
7.000%	06/15/23		3		2,881
7.000%	06/15/23		5		5,379
7.000%	07/15/23		—	(r)	354
7.000%	07/15/23		8		8,431
7.000%	08/15/23		1		1,436
7.000%	08/15/23		3		3,369
7.000%	09/15/23		1		907
7.000%	10/15/23		2		1,786
7.000%	10/15/23		2		1,889
7.000%	11/15/23		2		2,158
7.000%	11/15/23		5		5,653
7.000%	01/15/24		35		37,105
7.000%	05/15/24		26		27,211
7.000%	08/15/28		32		37,845
7.500%	12/15/25		2		1,672
7.500%	12/15/25		23		25,687
7.500%	02/15/26		5		4,557
8.500%	09/15/24		36		38,631
8.500%	04/15/25		4		4,536
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
2.903%(s)	11/15/25		450		419,282
2.938%(s)	05/15/26		440		405,939
2.975%(s)	02/15/26		325		304,948
5.500%	09/18/33		300		447,949
Residual Funding Corp., Principal Strip, Bonds, PO
1.875%(s)	01/15/30		285		252,099
3.143%(s)	04/15/30		2,305		2,024,589
Resolution Funding Corp., Interest Strip, Bonds
1.636%(s)	04/15/28		500		457,191
2.197%(s)	01/15/30		140		123,629
2.477%(s)	01/15/29		300		266,993
3.624%(s)	04/15/30		500		437,159
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25		325		329,053
2.875%	02/01/27		175		197,233
5.880%	04/01/36		230		357,727
6.750%	11/01/25		510		672,950
7.125%	05/01/30		530		821,100

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,591,885)					94,101,036

U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Bonds
2.875%	05/15/43	(a)(k)	4,290		5,601,131
3.000%	11/15/44		170		227,534
3.125%	02/15/43		130		176,191
3.625%	08/15/43		6,090		8,892,352

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.750%	11/15/43	(a)	21,640	$32,199,644
U.S. Treasury Notes
0.625%	05/15/30		150	149,531
2.375%	08/15/24		6,980	7,591,295
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29		15	13,951
1.225%(s)	02/15/41		130	98,120
1.351%(s)	08/15/43		205	144,893
1.374%(s)	05/15/42		380	277,548
1.450%(s)	08/15/42		60	43,587
1.463%(s)	11/15/42		155	111,800
1.488%(s)	11/15/41		730	539,630
1.982%(s)	08/15/39		2,120	1,651,778
1.990%(s)	02/15/39		2,900	2,280,918
2.010%(s)	08/15/30		1,060	974,165
2.022%(s)	02/15/37		240	197,194
2.056%(s)	11/15/38		345	273,062
2.169%(s)	05/15/39		990	775,990
2.172%(s)	02/15/28	(k)	550	523,897
2.334%(s)	08/15/41	(a)	3,115	2,319,093
2.353%(s)	02/15/44		780	544,598
2.365%(s)	05/15/44		2,860	1,982,338
2.370%(s)	05/15/29		565	530,107
2.380%(s)	05/15/41		1,855	1,389,221
2.434%(s)	11/15/45		345	232,767
2.436%(s)	02/15/46		390	261,498
2.506%(s)	11/15/43	(a)	4,315	3,031,456
2.741%(s)	08/15/27		2,575	2,464,858
2.763%(s)	08/15/29		500	467,402
2.856%(s)	05/15/31		500	454,473
3.018%(s)	11/15/35		695	586,189
3.176%(s)	08/15/40		800	608,625
4.096%(s)	02/15/42	(k)	3,725	2,732,928

TOTAL U.S. TREASURY OBLIGATIONS (cost $70,317,170)				80,349,764

TOTAL LONG-TERM INVESTMENTS (cost $231,152,753)				251,239,016

	Shares

SHORT-TERM INVESTMENTS — 18.7%

AFFILIATED MUTUAL FUNDS — 18.5%
PGIM Core Ultra Short Bond Fund(w)	8,408,183	8,408,183
PGIM Institutional Money Market Fund (cost $37,762,502; includes $37,748,707 of cash collateral for securities on loan)(b)(w)	37,777,617	37,777,617

TOTAL AFFILIATED MUTUAL FUNDS (cost $46,170,685)		46,185,800

OPTIONS PURCHASED*~ — 0.2%
(cost $61,600)		429,333

TOTAL SHORT-TERM INVESTMENTS (cost $46,232,285)		46,615,133

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—119.7% (cost $277,385,038)		297,854,149

SEE NOTES TO FINANCIAL STATEMENTS.

A119

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Value

OPTION WRITTEN*~ — (0.0)% (premiums received $33,206)	$(11,250)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—119.7% (cost $277,351,832)	297,842,899
Liabilities in excess of other assets(z) — (19.7)%	(49,028,655)

NET ASSETS — 100.0%	$248,814,244

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,772,386; cash collateral of $37,748,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 4,500,000 is 1.8% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	07/24/20	$140.00	120	120	$24,375
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$143.00	240	240	7,500

Total Exchange Traded (cost $54,591)						$31,875

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	$27,382
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	26,563
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	63,004
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	125,332
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	131,395
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	23,782

Total OTC Traded (cost $7,009)							$397,458

Total Options Purchased (cost $61,600)							$429,333

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	07/24/20	$142.00	360	360	$(11,250)

(premiums received $33,206)

SEE NOTES TO FINANCIAL STATEMENTS.

A120

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
275	5 Year U.S. Treasury Notes	Sep. 2020	$34,579,102	$69,012
8	10 Year U.S. Ultra Treasury Notes	Sep. 2020	1,259,875	5,747

				74,759

Short Positions:
13	2 Year U.S. Treasury Notes	Sep. 2020	2,870,766	(698)
119	10 Year U.S. Treasury Notes	Sep. 2020	16,561,454	(57,959)
302	20 Year U.S. Treasury Bonds	Sep. 2020	53,925,875	(238,925)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	5,017,594	(61,334)

				(358,916)

				$(284,157)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
12,354	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	$—	$193,123	$193,123
20,373	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(26,376)	358,290	384,666
13,720	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	8,070	261,624	253,554
23,760	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	26,781	497,406	470,625
1,350	08/09/49	1.508% (A)	1 Day USOIS(1)(A)	(107,931)	(306,196)	(198,265)

				$(99,456)	$1,004,247	$1,103,703

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,826,632

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$25,956,476	$—
Commercial Mortgage-Backed Securities	—	47,249,850	—
Corporate Bonds	—	3,004,982	—
Residential Mortgage-Backed Securities	—	576,908	—
U.S. Government Agency Obligations	—	94,101,036	—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$80,349,764	$—
Affiliated Mutual Funds	46,185,800	—	—
Options Purchased	31,875	397,458	—

Total	$46,217,675	$251,636,474	$—

Liabilities
Option Written	$(11,250)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$74,759	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	1,301,968	—

Total	$74,759	$1,301,968	$—

Liabilities
Futures Contracts	$(358,916)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(198,265)	—

Total	$(358,916)	$(198,265)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Government Agency Obligations	37.8%
U.S. Treasury Obligations	32.3
Commercial Mortgage-Backed Securities	19.0
Affiliated Mutual Funds (15.2% represents investments purchased with collateral from securities on loan)	18.5
Collateralized Loan Obligations	10.5
Diversified Financial Services	1.2
Residential Mortgage-Backed Securities	0.2

Options Purchased	0.2%

119.7
Option Written	(0.0)*
Liabilities in excess of other assets	(19.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$74,759	*	Due from/to broker-variation margin futures	$358,916	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,301,968	*	Due from/to broker-variation margin swaps	198,265
Interest rate contracts	Unaffiliated investments	429,333		Options written outstanding, at value	11,250

		$1,806,060			$568,431

SEE NOTES TO FINANCIAL STATEMENTS.

A122

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(67,112)	$24,607	$(2,614,470)	$(6,797,136)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$186,877	$21,956	$(938,576)	$3,943,213

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$47,577	$165,333	$66,748,791	$96,250,508

Interest Rate Swap Agreements(2)
$107,020,933

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$36,772,386	$(36,772,386)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$319,731	$—	$319,731	$(270,000)	$49,731
Barclays Bank PLC	77,727	—	77,727	—	77,727

	$397,458	$—	$397,458	$(270,000)	$127,458

SEE NOTES TO FINANCIAL STATEMENTS.

A123

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $36,772,386:
Unaffiliated investments (cost $231,214,353)	$251,668,349
Affiliated investments (cost $46,170,685)	46,185,800
Cash	9,067
Receivable for investments sold	4,730,589
Interest receivable	855,328
Due from broker-variation margin futures	173,003
Due from broker-variation margin swaps	20,490
Receivable for Portfolio shares sold	12,948
Prepaid expenses and other assets	8,784

Total Assets	303,664,358

LIABILITIES
Payable to broker for collateral for securities on loan	37,748,707
Payable for investments purchased	16,850,993
Accrued expenses and other liabilities	114,933
Management fee payable	81,426
Payable for Portfolio shares repurchased	41,879
Options written outstanding, at value (proceeds received $33,206)	11,250
Affiliated transfer agent fee payable	926

Total Liabilities	54,850,114

NET ASSETS	$248,814,244

Net assets were comprised of:
Partners’ Equity	$248,814,244

Net asset value and redemption price per share, $248,814,244 / 17,283,159 outstanding shares of beneficial interest	$14.40

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,862,698
Affiliated dividend income	55,910
Affiliated income from securities lending, net	14,534

Total income	2,933,142

EXPENSES
Management fee	486,141
Shareholders’ reports	47,918
Custodian and accounting fees	46,440
Audit fee	17,783
Legal fees and expenses	6,156
Trustees’ fees	6,107
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	7,956

Total expenses	623,813

NET INVESTMENT INCOME (LOSS)	2,309,329

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $147,150)	1,650,093
Futures transactions	(2,614,470)
Options written transactions	24,607
Swap agreements transactions	(6,797,136)

(7,736,906)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(163,837))	17,231,301
Futures	(938,576)
Options written	21,956
Swap agreements	3,943,213

20,257,894

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	12,520,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,830,317

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,309,329	$5,492,268
Net realized gain (loss) on investment transactions	(7,736,906)	8,921,459
Net change in unrealized appreciation (depreciation) on investments	20,257,894	719,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,830,317	15,132,910

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [612,569 and 2,289,238 shares, respectively]	8,661,546	29,826,157
Portfolio shares repurchased [946,424 and 2,084,878 shares, respectively]	(13,270,864)	(27,448,072)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,609,318)	2,378,085

TOTAL INCREASE (DECREASE)	10,220,999	17,510,995
NET ASSETS:
Beginning of period	238,593,245	221,082,250

End of period	$248,814,244	$238,593,245

SEE NOTES TO FINANCIAL STATEMENTS.

A125

GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENT(m) — 0.4%
Bank of America Securities, Inc., 0.09%, dated 06/30/20, due 07/01/20 in the amount of $3,056,008 (amortized cost $3,056,000)		3,056	$3,056,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 59.1%
Federal Farm Credit Bank, 1 Month LIBOR + (0.015)% (Cap N/A, Floor 0.000%)
0.156%(c)	09/01/20	6,000	6,001,560
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)
0.140%(c)	07/21/20	7,000	7,000,016
Federal Farm Credit Bank, 1 Month LIBOR + (0.055)% (Cap N/A, Floor 0.000%)
0.123%(c)	02/03/21	7,000	7,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.180%(c)	07/09/20	5,000	4,999,995
0.185%(c)	09/25/20	4,500	4,499,825
Federal Farm Credit Bank, 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)
0.201%(c)	08/12/20	6,000	5,999,965
Federal Farm Credit Bank, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.295%(c)	03/25/21	6,000	5,999,424
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	02/09/21	8,000	8,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.080% (Cap N/A, Floor 0.000%)
0.160%(c)	01/14/21	1,500	1,500,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.105% (Cap N/A, Floor 0.000%)
0.185%(c)	01/15/21	6,000	6,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.110% (Cap N/A, Floor 0.000%)
0.190%(c)	05/18/21	6,000	6,000,000
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	07/28/20	5,000	5,000,000
Federal Home Loan Bank
0.110%(n)	07/31/20	2,000	1,999,817
0.120%(n)	08/26/20	2,000	1,999,627
0.121%(n)	08/21/20	6,000	5,998,971
0.145%	09/22/20	6,000	6,000,000
0.147%(n)	09/25/20	8,000	7,997,191
0.150%(n)	09/23/20	10,000	9,996,500
0.160%(n)	08/24/20	1,100	1,099,736
0.165%(n)	09/02/20	3,800	3,798,903
0.165%(n)	09/11/20	4,775	4,773,424
0.240%(n)	08/04/20	7,000	6,998,413
0.260%(n)	07/15/20	7,000	6,999,292
0.270%(n)	09/18/20	7,000	6,995,852
0.303%(n)	09/01/20	17,000	16,991,148
0.308%(n)	07/10/20	8,000	7,999,385
1.750%	08/26/20	5,500	5,499,987
Federal Home Loan Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)
0.164%(c)	04/05/21	8,000	8,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
0.174%(c)	08/28/20	12,000	$12,000,497
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)
0.161%(c)	08/12/20	8,000	7,999,495
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.177%(c)	05/10/21	8,000	8,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)
0.436%(c)	11/03/20	6,000	6,000,289
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	07/17/20	2,000	2,000,000
0.110%(c)	09/04/20	7,000	7,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	08/25/20	4,500	4,500,063
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.045% (Cap N/A, Floor 0.000%)
0.125%(c)	08/14/20	9,000	9,000,000
0.125%(c)	09/28/20	2,000	2,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.050% (Cap N/A, Floor 0.000%)
0.130%(c)	01/22/21	13,000	12,999,036
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.075% (Cap N/A, Floor 0.000%)
0.155%(c)	06/11/21	7,000	6,990,281
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.080% (Cap N/A, Floor 0.000%)
0.160%(c)	03/04/21	15,000	15,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.085% (Cap N/A, Floor 0.000%)
0.165%(c)	09/11/20	13,000	13,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.090% (Cap N/A, Floor 0.000%)
0.170%(c)	11/20/20	5,000	5,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.100% (Cap N/A, Floor 0.000%)
0.180%(c)	09/15/20	7,000	7,000,000
0.180%(c)	12/24/20	7,500	7,500,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.120% (Cap N/A, Floor 0.000%)
0.200%(c)	10/07/20	2,500	2,500,000
0.200%(c)	12/11/20	5,000	5,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.160% (Cap N/A, Floor 0.000%)
0.240%(c)	05/07/21	5,000	5,002,156
Federal Home Loan Mortgage Corp.
0.120%(n)	08/19/20	7,000	6,998,857
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.020% (Cap N/A, Floor 0.000%)
0.100%(c)	07/10/20	13,000	12,999,886
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.025% (Cap N/A, Floor 0.000%)
0.105%(c)	02/26/21	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.030% (Cap N/A, Floor 0.000%)
0.110%(c)	01/22/21	6,000	5,997,453
0.110%(c)	02/05/21	6,000	5,997,826

SEE NOTES TO FINANCIAL STATEMENTS.

A126

GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.110%(c)	02/19/21	5,000	$4,999,030
0.110%(c)	02/24/21	7,000	7,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	09/10/20	6,000	6,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.045% (Cap N/A, Floor 0.000%)
0.125%(c)	08/27/21	3,000	3,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate + 0.400% (Cap N/A, Floor 0.000%)
0.480%(c)	10/21/21	5,000	5,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.060% (Cap N/A, Floor 0.000%)
0.140%(c)	07/30/20	2,000	2,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.070% (Cap N/A, Floor 0.000%)
0.150%(c)	12/11/20	7,000	6,995,258
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.075% (Cap N/A, Floor 0.000%)
0.155%(c)	10/30/20	6,000	5,999,799
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.120% (Cap N/A, Floor 0.000%)
0.200%(c)	03/16/21	6,000	6,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $395,628,957)			395,628,957

U.S. TREASURY OBLIGATIONS(n) — 41.5%
U.S. Cash Management Bill
0.131%	09/08/20	6,000	5,998,494
0.165%	12/01/20	8,000	7,994,390
0.170%	11/03/20	6,000	5,996,458
0.180%	11/10/20	6,500	6,495,710
0.190%	11/17/20	5,000	4,996,332
0.245%	09/15/20	7,000	6,996,379
U.S. Treasury Bills
0.053%	10/01/20	17,000	16,994,667
0.078%	07/02/20	12,000	11,999,974
0.104%	07/21/20	12,000	11,999,306
0.108%	07/14/20	7,000	6,999,727

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
0.114%	07/07/20	21,500	$21,499,590
0.117%	08/06/20	7,000	6,999,181
0.118%	08/04/20	15,000	14,998,331
0.120%	07/09/20	6,000	5,999,840
0.123%	08/13/20	8,000	7,998,825
0.130%	08/25/20	8,000	7,998,411
0.132%	08/27/20	18,000	17,996,228
0.137%	07/28/20	12,000	11,998,768
0.148%	09/03/20	24,000	23,993,698
0.155%	11/12/20	5,000	4,997,115
0.156%	07/23/20	8,000	7,999,237
0.159%	09/24/20	21,000	20,992,122
0.160%	08/11/20	5,000	4,999,089
0.160%	09/10/20	8,000	7,997,476
0.175%	10/22/20	7,000	6,996,155
0.178%	09/17/20	6,000	5,997,686
0.220%	10/08/20	5,000	4,996,975
0.305%	07/16/20	7,000	6,999,110

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $ 277,929,274)			277,929,274

TOTAL INVESTMENTS—101.0% (amortized cost $ 676,614,231)			676,614,231
Liabilities in excess of other assets — (1.0)%			(6,867,926)

NET ASSETS — 100.0%			$669,746,305

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(m)	The Repurchase Agreement is collateralized by FHLB (coupon rate 3.150%, maturity date 07/17/34), with the value, including accrued interest, of $3,121,440.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Repurchase Agreement	$—	$ 3,056,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Government Agency Obligations	$—	$395,628,957	$—
U.S. Treasury Obligations	—	277,929,274	—

Total	$—	$676,614,231	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Government Agency Obligations	59.1%
U.S. Treasury Obligations	41.5
Repurchase Agreement	0.4

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Bank of America Securities, Inc.	$3,056,000	$(3,056,000)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments, at amortized cost which approximates fair value:	$676,614,231
Cash	476
Receivable for Portfolio shares sold	1,628,262
Interest receivable	79,224
Prepaid expenses	587

Total Assets	678,322,780

LIABILITIES
Payable for investments purchased	7,996,967
Payable for Portfolio shares repurchased	411,398
Accrued expenses and other liabilities	86,103
Management fee payable	81,081
Affiliated transfer agent fee payable	926

Total Liabilities	8,576,475

NET ASSETS	$669,746,305

Net assets were comprised of: Partners’ Equity	$669,746,305

Class I:
Net asset value and redemption price per share, $656,509,855 / 65,648,226 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $13,236,450 / 1,323,645 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
Interest income	$2,685,423

EXPENSES
Management fee	923,601
Distribution fee—Class III	1,296
Shareholders’ reports	52,160
Custodian and accounting fees	40,707
Audit fee	12,478
Trustees’ fees	8,057
Legal fees and expenses	6,473
Transfer agent’s fees and expenses (including affiliated expense of $2,886)	5,311
Miscellaneous	7,749

Total expenses	1,057,832
Less: Fee waivers and/or expense reimbursement	(135,849)
Less: Distribution fee waiver	(1,296)

Net expenses	920,687

NET INVESTMENT INCOME (LOSS)	1,764,736

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	25,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,790,437

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,764,736	$10,597,982
Net realized gain (loss) on investment transactions	25,701	59,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,790,437	10,657,657

DISTRIBUTIONS
Class I	(1,790,426)	(10,650,252)
Class III	(11)	—

	(1,790,437)	(10,650,252)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	323,417,774	518,391,129
Portfolio shares issued in reinvestment of distributions	1,790,437	10,650,252
Portfolio shares repurchased	(255,013,672)	(465,881,208)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	70,194,539	63,160,173

TOTAL INCREASE (DECREASE)	70,194,539	63,167,578
NET ASSETS:
Beginning of period	599,551,766	536,384,188

End of period	$669,746,305	$599,551,766

SEE NOTES TO FINANCIAL STATEMENTS.

A129

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.1%

ASSET-BACKED SECURITIES — 10.8%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.319%(c)	07/15/26	1,078	$1,069,297
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.569%(c)	10/15/28	4,200	4,153,890
Cathedral Lake CLO Ltd. (Cayman Islands),
Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.385%(c)	10/20/28	5,000	4,897,832
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.449%(c)	10/15/29	5,000	4,899,972
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.109%(c)	04/15/27	1,061	1,053,787
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	07/17/29	4,963	4,847,873
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
2.709%(c)	04/15/29	4,175	4,114,038
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.840%(c)	07/30/27	495	487,830
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	01/15/29	5,000	4,957,557
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	10/18/28	5,000	4,938,611
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
2.425%(c)	10/20/28	2,500	2,480,183
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.193%(c)	01/23/29	5,000	4,921,027
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.419%(c)	01/15/29	2,500	2,478,607
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.821%(c)	04/26/28	4,981	4,924,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.415%(c)	07/20/29	1,991	$1,970,963

TOTAL ASSET-BACKED SECURITIES (cost $52,434,010)			52,195,515

BANK LOANS — 5.2%
Chemicals — 0.8%
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	10/01/25	596	557,405
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.363%(c)	06/26/25	1,561	1,493,142
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.863%(c)	06/26/26	1,931	1,652,899

			3,703,446

Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	600	568,000

Computers — 1.0%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	100	101,000
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	2,798	2,760,706
Term B USD Loan, 1 Month LIBOR + 3.750%
3.934%(c)	09/30/24	2,152	2,087,719

			4,949,425

Electric — 0.5%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.430%(c)	01/15/24	734	707,150
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.771%(c)	07/30/26^	1,985	1,846,050

			2,553,200

Electronics — 0.1%
Tiger Merger Sub Co.,
Term Loan
—%(p)	06/30/25	575	568,531

Engineering & Construction — 0.2%
Landry’s Finance Acquisition Co.,
B Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	775	813,750

Entertainment — 0.6%
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.072%(c)	12/10/24	2,072	2,067,559

SEE NOTES TO FINANCIAL STATEMENTS.

A130

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.302%(c)	08/14/24	419	$367,923
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26^	500	517,500

			2,952,982

Oil & Gas — 0.6%
Chesapeake Energy Corp.,
Term Loan
—%(p)	06/23/24	3,600	2,043,000
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
6.000%(c)	03/27/24^	766	731,186

			2,774,186

Pharmaceuticals — 0.1%
Mallinckrodt International Finance SA,
2017 Term B Loan, 6 Month LIBOR + 2.750%
3.500%(c)	09/24/24	521	386,352
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
3.750%(c)	02/24/25	174	126,488

			512,840

Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%
9.072%(c)	04/20/26^	467	420,574

Software — 0.8%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.428%(c)	10/02/25	613	578,474
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	927,571
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	499,375
Kronos, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%
9.250%(c)	11/01/24	525	522,562
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.430%(c)	03/03/28	850	812,813
Term Loan B-3, 1 Month LIBOR + 3.750%
3.930%(c)	06/30/26	448	426,762

			3,767,557

Telecommunications — 0.3%
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	149	127,073

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	06/10/27		1,375	$1,310,833

				1,437,906

TOTAL BANK LOANS (cost $27,242,188)				25,022,397

CONVERTIBLE BOND — 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	–	(rr)	416	29,093

(cost $8,312)

CORPORATE BONDS — 80.2%
Advertising — 0.8%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000%
15.909%(c)	12/31/23^		317	88,639
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28		575	481,099
Sr. Unsec’d. Notes
5.750%	08/15/26		1,625	1,138,101
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25		475	481,779
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	1,900	1,826,957

				4,016,575

Aerospace & Defense — 3.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30		1,900	2,117,558
5.805%	05/01/50		2,450	2,888,787
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34		375	235,650
7.500%	12/01/24		3,225	2,096,320
7.500%	03/15/25		1,150	749,350
7.875%	04/15/27	(a)	3,825	2,497,330
8.750%	12/01/21		2,325	1,892,328
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	05/01/25	(a)	400	434,477
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	(a)	800	793,779
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23		975	1,044,350
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26		200	186,298

SEE NOTES TO FINANCIAL STATEMENTS.

A131

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26		332	$303,025
6.500%	07/15/24	(a)	625	600,667
6.500%	05/15/25		175	163,945

				16,003,864

Agriculture — 0.5%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26		350	351,681
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		1,925	1,848,501

				2,200,182

Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25		575	592,411
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		150	145,166
6.375%	05/15/25		425	446,353

				1,183,930

Auto Manufacturers — 1.9%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		175	173,698
5.875%	06/01/29		225	234,117
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,250	985,864
5.291%	12/08/46		3,575	2,945,812
9.000%	04/22/25		725	783,931
9.625%	04/22/30		440	521,560
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24		625	631,200
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		2,575	2,441,472
Sr. Sec’d. Notes, 144A
9.500%	05/01/25		600	644,037

				9,361,691

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		2,175	1,802,383
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25		200	215,525
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	725	712,286
6.250%	03/15/26	(a)	2,373	2,304,430

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,175	$745,867
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	(a)	475	482,232
6.500%	06/01/26	(a)	1,775	1,839,015
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		175	173,827
5.625%	06/15/28		150	148,800
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23		1,100	719,622

				9,143,987

Banks — 0.2%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28	(a)	975	1,054,025

Building Materials — 1.8%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	(a)	1,250	1,261,971
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	(a)	1,625	1,606,053
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		350	335,964
Sr. Sec’d. Notes, 144A
6.250%	05/15/25		225	235,187
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		450	460,657
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27		675	697,266
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		675	667,894
4.750%	01/15/28	(a)	825	836,417
5.000%	02/15/27		290	296,088
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27	(a)	300	307,242
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	(a)	2,000	1,984,989

				8,689,728

Chemicals — 4.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,705	1,969,286

SEE NOTES TO FINANCIAL STATEMENTS.

A132

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	(a)	1,375	$1,373,221
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25		450	445,450
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	1,690	1,531,379
6.625%	05/15/23	(a)	490	469,012
7.000%	05/15/25	(a)	1,355	1,294,847
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		1,110	996,831
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)	390	394,284
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	(a)	1,400	1,301,596
Minerals Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	07/01/28		290	294,345
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27		1,486	1,307,427
Olin Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	06/01/25		625	696,869
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		1,180	1,150,997
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	1,365	1,402,666
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		1,220	1,097,170
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	(a)	1,700	1,569,346
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		820	767,271
Sr. Sec’d. Notes, 144A
6.500%	05/01/25		550	556,221
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	(a)	1,155	822,840
Sr. Sec’d. Notes, 144A
9.500%	07/01/25		500	511,382
WR Grace & Co-Conn,
Gtd. Notes, 144A
4.875%	06/15/27		300	303,880

				20,256,320

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		375	$393,537
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	(a)	1,325	1,395,921
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		375	365,271
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25		655	666,817
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		220	222,226
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	(a)	1,845	1,918,405
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		258	257,879
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)	62	67,110
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30	(a)	500	484,139
4.875%	01/15/28	(a)	4,000	4,098,667
5.250%	01/15/30	(a)	1,000	1,033,735
5.500%	05/15/27	(a)	650	672,830
6.500%	12/15/26		450	472,589
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	(a)	1,640	1,766,940

				13,816,066

Computers — 1.1%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	(a)	2,820	2,840,781
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	(a)	1,417	1,374,534
NCR Corp.,
Gtd. Notes, 144A
8.125%	04/15/25	(a)	275	291,596
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		300	307,347
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	(a)	529	536,522

				5,350,780

Distribution/Wholesale — 0.4%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	(a)	1,275	1,276,123

SEE NOTES TO FINANCIAL STATEMENTS.

A133

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (cont’d.)
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	475	$481,018
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	125	120,639

				1,877,780

Diversified Financial Services — 2.9%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24		800	719,036
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24		755	750,992
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,125	1,139,269
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,050	1,008,735
9.125%	07/15/26	(a)	4,650	4,917,096
Springleaf Finance Corp.,
Gtd. Notes
6.625%	01/15/28		1,125	1,111,744
6.875%	03/15/25		1,100	1,130,212
7.125%	03/15/26	(a)	2,975	3,077,936

				13,855,020

Electric — 3.1%
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	5,570	5,624,674
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	(a)	4,400	4,301,714
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23		171	162,857
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24		580	579,742
Mirant Corp.,
Sr. Unsec’d. Notes, 144A
0.000%(cc)	07/15/49^		250	250
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		700	733,225
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		385	382,891
5.250%	07/01/30		305	306,478
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		815	826,591
5.500%	09/01/26		1,350	1,381,745
5.625%	02/15/27	(a)	633	649,622

				14,949,789

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		500	$527,225
7.250%	06/15/28		585	616,585

				1,143,810

Electronics — 0.1%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		450	448,388

Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26		450	467,966

Engineering & Construction — 0.7%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	775	832,516
5.875%	10/15/24		525	567,850
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25		550	560,128
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26		1,275	1,310,815

				3,271,309

Entertainment — 3.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		2,325	734,855
5.875%	11/15/26		2,250	718,185
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)	3,025	2,632,821
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		505	508,185
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		535	520,287
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		350	365,852
7.000%	08/01/23	(a)	600	616,601
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	(a)	2,025	1,887,119
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	(a)	400	390,670
6.250%	01/15/27	(a)	450	458,996
6.500%	02/15/25		975	996,063
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		1,325	1,144,230

SEE NOTES TO FINANCIAL STATEMENTS.

A134

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26		200	$192,784
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27		900	797,084
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)	1,525	1,428,323
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29	(a)	525	421,248
8.250%	03/15/26	(a)	1,752	1,554,757
Sr. Unsec’d. Notes, 144A
8.625%	07/01/25		1,075	1,005,218
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	(a)	550	493,158
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27		1,375	1,306,658
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	470	420,025
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		175	176,317

				18,769,436

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
6.375%	05/01/25	(a)	400	413,015

Foods — 2.0%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	(a)	485	485,634
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	(a)	1,325	1,342,593
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	(a)	655	694,709
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	(a)	2,100	2,151,234
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		275	274,167
5.875%	09/30/27	(a)	2,150	2,151,170
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		1,700	1,759,660
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	(a)	1,100	1,045,755

				9,904,922

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,475	$1,522,594
5.625%	05/20/24		250	259,602
5.750%	05/20/27	(a)	1,475	1,562,962
5.875%	08/20/26		975	1,037,204

				4,382,362

Healthcare-Services — 3.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24		150	152,499
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	(a)	800	793,929
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		375	341,036
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		250	248,615
6.250%	01/15/27	(a)	825	825,073
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	(a)	2,935	2,585,505
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	3,425	3,532,981
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	(a)	575	519,316
10.000%	04/15/27	(a)	725	732,821
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		200	193,533
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,375	1,363,966
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		230	225,424
Sr. Unsec’d. Notes
6.750%	06/15/23		1,650	1,637,389
6.875%	11/15/31		2,025	1,824,951
7.000%	08/01/25	(a)	1,840	1,807,392

				16,784,430

Home Builders — 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		1,500	1,493,291
9.875%	04/01/27		1,125	1,193,340
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	1,550	1,480,476
6.750%	03/15/25		850	836,014
7.250%	10/15/29		1,025	991,451

SEE NOTES TO FINANCIAL STATEMENTS.

A135

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		800	$667,106
6.250%	09/15/27	(a)	625	597,322
6.375%	05/15/25		2,050	2,034,223
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	(a)	1,100	1,134,435
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	(a)	500	482,914
8.000%	04/15/24		750	776,064
KB Home,
Gtd. Notes
4.800%	11/15/29	(a)	350	343,738
6.875%	06/15/27		750	820,241
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		625	624,405
5.625%	08/01/25		425	433,469
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	(a)	1,000	964,150
5.250%	12/15/27	(a)	475	474,147
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		675	696,582
6.000%	06/01/25		1,125	1,200,829
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		700	650,886
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	01/31/25		875	887,276
5.875%	06/15/27		675	700,974
6.000%	09/01/23		375	385,405
6.625%	07/15/27		1,875	1,965,110
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		275	284,165
5.875%	04/15/23		1,150	1,183,800
TRI Pointe Group, Inc.,
Gtd. Notes
5.700%	06/15/28		240	245,313

				23,547,126

Household Products/Wares — 0.2%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29		800	790,055
5.500%	07/15/30		150	150,119

				940,174

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		30	$31,280

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	03/15/26		200	193,806
9.875%	10/17/25		610	638,509

				832,315

Leisure Time — 0.5%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
12.250%	05/15/24		300	313,547
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	(a)	900	550,472
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23		135	133,837
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		230	236,303
11.500%	06/01/25		125	130,275
Sr. Unsec’d. Notes
2.650%	11/28/20	(a)	575	557,753
5.250%	11/15/22		150	117,871
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		950	566,678

				2,606,736

Lodging — 2.0%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,000	950,345
Sr. Unsec’d. Notes, 144A
8.625%	06/01/25		275	287,500
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	(a)	1,425	1,415,677
Gtd. Notes, 144A
5.375%	05/01/25		225	224,999
5.750%	05/01/28		250	253,361
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		225	244,905
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		450	434,207
6.000%	03/15/23		1,300	1,309,989
6.750%	05/01/25	(a)	1,250	1,242,105
7.750%	03/15/22	(a)	500	508,652
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	(a)	950	797,753
5.000%	10/01/25		350	308,347

SEE NOTES TO FINANCIAL STATEMENTS.

A136

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30		425	$395,217
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	(a)	925	903,537
5.500%	01/15/26		600	591,611

				9,868,205

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		600	605,758
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		2,050	2,016,928

				2,622,686

Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	(a)	1,300	1,317,368
4.750%	03/01/30		2,375	2,432,844
5.000%	02/01/28		755	779,715
5.375%	06/01/29		200	210,986
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	7,635	7,082,715
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30	(a)	575	571,475
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		275	300,025
10.875%	10/15/25		560	602,103
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26	(a)	490	452,235
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		4,220	2,258,655
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		1,020	744,767
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		285	284,761
7.750%	07/01/26	(a)	2,350	2,490,662
Sr. Unsec’d. Notes, 144A
7.375%	07/01/28		565	565,535
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	(a)	875	786,841
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	(a)	1,335	1,329,978
7.000%	05/15/27	(a)	335	345,584

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	1,150	$1,054,948
Sr. Sec’d. Notes
6.375%	05/01/26		325	323,769
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		300	306,047
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)	900	900,235
6.875%	02/15/23		1,735	1,761,287
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	(a)	310	293,738
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	(a)	685	623,409
5.875%	03/15/26		275	270,511
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)	1,760	1,658,281
6.625%	06/01/27	(a)	975	930,841

				30,679,315

Mining — 2.6%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	(a)	1,175	1,184,489
6.625%	03/01/25	(a)	636	645,514
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24		1,300	1,392,001
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24		720	679,330
7.250%	05/15/22	(a)	600	586,868
7.250%	04/01/23		135	128,774
7.500%	04/01/25	(a)	1,575	1,496,503
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		1,100	1,101,512
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	(a)	625	634,415
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
7.000%	04/15/25		1,385	1,400,804
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	(a)	1,015	1,028,622
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27		725	747,124
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	(a)	1,660	1,659,974

				12,685,930

SEE NOTES TO FINANCIAL STATEMENTS.

A137

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		425	$438,582
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	(a)	570	563,297
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		644	560,605

				1,562,484

Oil & Gas — 6.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	(d)	5,200	52
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		2,770	1,644,518
5.125%	12/01/22		775	559,804
5.375%	11/01/21		750	693,557
5.625%	06/01/23		1,450	936,918
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		1,825	1,184,123
10.000%	04/01/22		2,050	1,762,359
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	2,050	2,042,824
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		875	876,028
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22		711	701,978
Gtd. Notes, 144A
7.250%	03/14/27		1,700	1,564,284
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		350	313,857
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	(d)	1,025	102,500
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,250	1,204,216
6.625%	07/15/25		230	231,771
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	(d)	2,000	387,282
7.375%	05/15/24	(d)	950	183,839
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		75	63,074
5.750%	10/01/25	(a)	1,275	1,059,985
6.250%	11/01/28		900	715,090
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		225	192,788

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	(a)	675	$560,726
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28		700	432,377
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25		2,750	1,112,709
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	(a)	375	349,382
2.700%	02/15/23	(a)	1,425	1,311,886
2.900%	08/15/24	(a)	1,025	876,243
3.125%	02/15/22		25	24,087
4.850%	03/15/21		50	50,020
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		990	1,056,310
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23		525	366,294
Gtd. Notes, 144A
7.125%	01/15/26		1,225	762,913
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		775	584,905
5.000%	03/15/23		380	324,110
5.875%	07/01/22		799	738,788
Gtd. Notes, 144A
9.250%	02/01/26		850	765,222
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^	(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26		850	825,640
5.875%	03/15/28		100	99,594
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		1,875	1,045,816
7.500%	01/15/26		1,175	640,414
8.000%	02/01/27		825	455,670
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes
5.750%	10/01/44		400	29,464
7.375%	06/15/25		75	7,287
7.750%	02/01/26		2,050	152,952
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	800	790,695
5.250%	10/15/27		1,000	935,346
5.750%	06/01/26		275	265,669
8.250%	08/01/23		325	362,436

				31,347,805

SEE NOTES TO FINANCIAL STATEMENTS.

A138

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	(a)	950	$940,722
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)	375	368,769
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		825	809,698
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25		200	210,120
6.625%	05/13/27	(a)	725	764,971
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	900	903,925
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		337	337,992

				4,336,197

Pharmaceuticals — 1.7%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	725	683,158
5.250%	01/30/30	(a)	250	238,348
6.125%	04/15/25	(a)	2,615	2,649,502
6.250%	02/15/29	(a)	1,225	1,231,834
7.000%	01/15/28		775	799,150
7.250%	05/30/29		1,510	1,585,055
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28		631	406,995
Sec’d. Notes, 144A
9.500%	07/31/27	(a)	413	435,305
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		154	157,905

				8,187,252

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		375	319,787
Gtd. Notes, 144A
5.750%	01/15/28	(a)	1,825	1,454,866
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	(a)	395	398,466
Gtd. Notes, 144A
6.450%	11/03/36		200	180,016
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	–	(rr)	775	664,946
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		250	252,547

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP, (cont’d.)
6.500%	07/01/27		310	$317,366
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23		950	912,604
7.000%	08/01/27		260	240,589
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37		675	825,608
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		2,269	2,181,852
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		875	794,175
5.500%	01/15/28	(a)	2,025	1,731,951
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	(a)	375	372,684
6.750%	03/15/24		675	679,111
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%(cc)	02/01/25		200	190,220
3.950%	06/01/25	(a)	575	539,397
4.050%(cc)	02/01/30	(a)	850	817,619

				12,873,804

Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	(a)	1,675	1,602,552
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	(a)	1,825	1,826,728
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26		1,825	1,663,040

				5,092,320

Real Estate Investment Trusts (REITs) — 1.5%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	(a)	700	752,298
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		1,325	1,281,825
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	(a)	230	251,334
5.750%	06/01/28		275	304,894
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	(a)	1,175	1,146,773
Gtd. Notes, 144A
4.625%	06/15/25		185	182,090

SEE NOTES TO FINANCIAL STATEMENTS.

A139

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	(a)	1,225	$1,260,503
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	(a)	935	956,026
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/23		75	70,804
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		125	111,209
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26		400	404,716
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29		745	730,354

				7,452,826

Retail — 4.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		175	163,374
Sr. Unsec’d. Notes
3.875%	05/15/23		850	786,058
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	(d)	2,000	226,849
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	(a)	1,075	1,104,898
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, (original cost $ 739,750; purchased 06/02/16 - 01/28/19)(f)
6.750%	06/15/23		850	705,779
Sr. Unsec’d. Notes, (original cost $ 590,875; purchased 02/11/14 -
08/28/19)(f)
6.500%	05/01/21		625	520,461
Sr. Unsec’d. Notes, (original cost $ 940,625; purchased 01/06/15 -
04/10/19)(f)
6.750%	01/15/22		975	811,119
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	07/31/20		2,100	523,461
8.625%	07/31/20		2,875	715,156
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25		2,350	1,382,232
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,550	1,110,286
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27	(a)	1,300	1,130,362
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		950	937,102

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
PetSmart, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	(a)	2,037	$2,044,166
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		1,396	1,356,627
Sr. Sec’d. Notes, 144A
7.500%	07/01/25		504	505,470
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,600	2,525,081
Sec’d. Notes, 144A
8.750%	04/30/25		175	190,699
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	(a)	1,175	1,166,238
5.750%	03/01/25		175	175,463
5.875%	03/01/27		150	149,185
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	(a)	1,075	1,112,754

				19,342,820

Semiconductors — 0.1%
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25	(a)	330	332,063

Software — 0.5%
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	(a)	325	340,912
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		285	302,050
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	(a)	1,555	1,556,325

				2,199,287

Telecommunications — 6.6%
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	(a)	775	767,731
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39		165	177,597
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	2,140	2,064,521
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28		610	609,697
8.250%	03/01/27	(a)	435	446,821
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24		1,227	844,682

SEE NOTES TO FINANCIAL STATEMENTS.

A140

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Group 0.5 Ltd. (Jamaica), (cont’d.)
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		614	$151,571
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		363	219,794
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		735	623,480
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		850	829,144
8.750%	05/25/24	(a)	908	885,491
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		4,710	2,424,610
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	(a)	6,775	7,612,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(d)	1,945	1,109,628
Gtd. Notes, 144A
9.750%	07/15/25	(d)	3,955	2,425,284
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	(d)	1,690	92,950
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25	(a)	3,884	3,094,221
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30		100	104,963
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24		1,255	1,198,464
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	430	524,441
8.750%	03/15/32		1,991	2,847,744
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)	1,385	1,597,611
Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	(a)	1,125	1,093,407

				31,746,227

Transportation — 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		170	178,010
6.750%	08/15/24	(a)	2,650	2,775,920

				2,953,930

TOTAL CORPORATE BONDS (cost $420,513,742)				388,586,157

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.180%(cc)	10/25/35	5	$3,724
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.354%(cc)	10/25/35	2	2,061
Series 2006-HY13, Class 4A1
3.843%(cc)	02/25/37	3	2,637
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.400%(c)	07/20/46	4	2,652
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	10/25/46	21	13,381
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.015%(c)	09/25/45	1	637
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.687%(cc)	03/20/36	5	4,744
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.934%(cc)	09/25/37	13	11,800
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.374%(c)	07/19/46	6	3,218
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	09/25/46	5	4,197
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	13	9,833
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	04/25/46	3	2,639
RALI Trust,
Series 2006-QA02, Class 3A1
5.760%(cc)	02/25/36	14	10,994
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	2,677
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.611%(cc)	02/25/37	3	2,613
Series 2007-HY01, Class 4A1
3.592%(cc)	02/25/37	4	3,267

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $76,541)			81,074

SEE NOTES TO FINANCIAL STATEMENTS.

A141

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS — 0.9%
Chemicals — 0.0%
Hexion Holdings Corp. (Class B Stock)*	23,260	$157,005

Electric Utilities — 0.7%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	2,663,100
Keycon Power Holdings LLC*^	2,150	533,200

		3,196,300

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Energy Corp	44,042	820,062

Media — 0.0%
Mood Media Corp.*^	71,972	7
Mood Media Corp., (OOTC)*^	88,166	9

		16

Oil, Gas & Consumable Fuels — 0.0%
Frontera Energy Corp. (Colombia)	7,600	18,901

TOTAL COMMON STOCKS (cost $2,769,310)		4,192,284

PREFERRED STOCKS — 0.0%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	11,850	309,996

Construction Materials — 0.0%
New Millennium Homes LLC^	408	4,493

Media — 0.0%
Adelphia Communications Corp.^	700	1

TOTAL PREFERRED STOCKS (cost $296,917)		314,490

TOTAL LONG-TERM INVESTMENTS (cost $503,341,020)		470,421,010

SHORT-TERM INVESTMENTS — 30.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,149,429	3,149,429
PGIM Institutional Money Market Fund (cost $143,298,851; includes $143,237,589 of cash collateral for securities on loan)(b)(w)	143,351,923	143,351,923

TOTAL SHORT-TERM INVESTMENTS (cost $146,448,280)		146,501,352

TOTAL INVESTMENTS—127.4% (cost $649,789,300)		616,922,362
Liabilities in excess of other assets(z) — (27.4)%		(132,567,538)

NET ASSETS — 100.0%		$484,354,824

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,719,762 and 1.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,435,276; cash collateral of $143,237,589 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,271,250. The aggregate value of $2,037,359 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of June 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A142

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
135	2 Year U.S. Treasury Notes	Sep. 2020	$29,811,797	$6,879
32	5 Year U.S. Treasury Notes	Sep. 2020	4,023,750	8,599
135	10 Year U.S. Treasury Notes	Sep. 2020	18,788,204	60,720
24	20 Year U.S. Treasury Bonds	Sep. 2020	4,285,500	24,869

				101,067

Short Position:
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	872,625	(44,127)

				$56,940

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)	32,286	$1,741,202	$161,276	$(1,579,926)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$3,433,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A143

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$52,195,515	$—
Bank Loans	—	20,592,337	4,430,060
Convertible Bond	—	29,093	—
Corporate Bonds	—	388,497,265	88,892
Residential Mortgage-Backed Securities	—	81,074	—
Common Stocks	995,968	—	3,196,316
Preferred Stocks	309,996	—	4,494
Affiliated Mutual Funds	146,501,352	—	—

Total	$147,807,316	$461,395,284	$7,719,762

Other Financial Instruments*
Assets
Futures Contracts	$101,067	$—	$—

Liabilities
Futures Contracts	$(44,127)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(1,579,926)	—

Total	$(44,127)	$(1,579,926)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loan	Corporate Bonds	Common Stocks	Preferred stocks	Warrants
Balance as of 12/31/19	$4,999,235	$253	$2,433,876	$7,762	5,508
Realized gain (loss)	404	—	(13,090)	—	(6,838)
Change in unrealized appreciation (depreciation)	5,550	(138,877)	131,449	(3,268)	1,335
Purchases/Exchanges/Issuances	1,327,000	24,105	—	—	—
Sales/Paydowns	(187,983)	—	(919)	—	(5)
Accrued discount/premium	4,667	(38,589)	—	—	—
Transfers into Level 3	—	242,000	645,000	—	—
Transfers out of Level 3	(1,718,813)	—	—	—	—

Balance as of 06/30/20	$4,430,060	$88,892	$3,196,316	$4,494	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$5,550	$(138,877)	$124,904	$(3,268)	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$4,430,060	Market Approach	Single Broker Indicative Quote
Corporate Bonds	88,639	Enterprise Value	Estimated EBITDA

SEE NOTES TO FINANCIAL STATEMENTS.

A144

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3 Securities	Fair Value as of June 30, 2020	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$ 253	Worthless	Estimated Future Distributions
Common Stocks	533,200	Enterprise Value	Discounted Cash Flow
Common Stocks	16	Stale Pricing	Unadjusted Last Trade Price
Common Stocks	2,663,100	Market Approach	Single Broker Indicative Quote
Preferred Stocks	1	Worthless	Estimated Future Distributions
Preferred Stocks	4,493	Formula Pricing	Estimated Future Distributions

	$7,719,762

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,718,813	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$ 242,000	L2 to L3	Proxy Price to Enterprise Value Evaluated Bid to Enterprise
Common Stocks	$ 645,000	L2 to L3	Value

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (29.6% represents investments purchased with collateral from securities on loan)	30.3%
Collateralized Loan Obligations	10.8
Oil & Gas	7.1
Telecommunications	6.9
Media	6.3
Chemicals	5.0
Home Builders	4.9
Entertainment	4.5
Retail	4.1
Electric	3.6
Healthcare-Services	3.5
Aerospace & Defense	3.3
Commercial Services	2.9
Diversified Financial Services	2.9
Pipelines	2.7
Mining	2.6
Computers	2.1
Foods	2.0
Lodging	2.0
Auto Manufacturers	1.9
Auto Parts & Equipment	1.9
Pharmaceuticals	1.8
Building Materials	1.8
Real Estate Investment Trusts (REITs)	1.5
Software	1.3
Real Estate	1.0
Gas	0.9
Packaging & Containers	0.9
Engineering & Construction	0.9

Advertising	0.8%
Electric Utilities	0.7
Transportation	0.6
Machinery-Diversified	0.5
Leisure Time	0.5
Agriculture	0.5
Distribution/Wholesale	0.4
Miscellaneous Manufacturing	0.3
Apparel	0.2
Electrical Components & Equipment	0.2
Banks	0.2
Electronics	0.2
Household Products/Wares	0.2
Iron/Steel	0.2
Independent Power & Renewable Electricity Producers	0.2
Energy-Alternate Sources	0.1
Food Service	0.1
Semiconductors	0.1
Capital Markets	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Housewares	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Construction Materials	0.0	*

	127.4
Liabilities in excess of other assets	(27.4)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,579,926	*
Interest rate contracts	Due from/to broker-variation margin futures	101,067	*	Due from/to broker-variation margin futures	44,127	*

		$101,067			$1,624,053

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Swaps
Credit contracts	$—	$—	$6,863,583
Equity contracts	(6,838)	—	—
Interest rate contracts	—	2,356,283	—

Total	$(6,838)	$2,356,283	$6,863,583

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Futures	Swaps
Credit contracts.	$—	$—	$(725,241)
Equity contracts	1,335	—	—
Interest rate contracts	—	138,254	—

Total	$1,335	$138,254	$(725,241)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$46,116,040	$1,199,156

SEE NOTES TO FINANCIAL STATEMENTS.

A146

HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit Default Swap Agreements— Buy Protection(1)
$22,083,250

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$140,435,276	$(140,435,276)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $140,435,276:
Unaffiliated investments (cost $503,341,020)	$470,421,010
Affiliated investments (cost $146,448,280)	146,501,352
Cash	445,602
Dividends and interest receivable	7,520,601
Receivable for investments sold	4,181,056
Deposit with broker for centrally cleared/exchange-traded derivatives	3,433,000
Receivable for Portfolio shares sold	13,224
Tax reclaim receivable	4,019
Prepaid expenses	544

Total Assets	632,520,408

LIABILITIES
Payable to broker for collateral for securities on loan	143,237,589
Payable for investments purchased	3,986,375
Due to broker-variation margin swaps	289,101
Accrued expenses and other liabilities	241,656
Management fee payable	202,922
Payable for Portfolio shares repurchased	180,166
Due to broker-variation margin futures	22,830
Payable to affiliate	4,019
Affiliated transfer agent fee payable	926

Total Liabilities	148,165,584

NET ASSETS	$484,354,824

Net assets were comprised of:
Partners’ Equity	$484,354,824

Net asset value and redemption price per share, $484,354,824 / 87,572,437 outstanding shares of beneficial interest	$5.53

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Interest income	$17,077,552
Income from securities lending, net (including affiliated income of $167,990)	173,745
Affiliated dividend income.	72,459
Unaffiliated dividend income (net of $468 foreign withholding tax, of which $110 is reimbursable by an affiliate)	25,440

Total income	17,349,196

EXPENSES
Management fee	1,327,019
Shareholders’ reports	58,410
Custodian and accounting fees	56,785
Audit fee	22,029
Trustees’ fees	7,889
Legal fees and expenses	6,682
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	11,688

Total expenses	1,495,814
Less: Fee waiver and/or expense reimbursement	(120,535)

Net expenses	1,375,279

NET INVESTMENT INCOME (LOSS)	15,973,917

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(81,888))	(2,378,551)
Futures transactions	2,356,283
Swap agreements transactions	6,863,583

6,841,315

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $34,359)	(43,989,209)
Futures	138,254
Swap agreements	(725,241)
Foreign currencies	(1)

(44,576,197)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(37,734,882)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,760,965)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$15,973,917	$31,788,697
Net realized gain (loss) on investment and foreign currency transactions	6,841,315	8,036,970
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(44,576,197)	35,874,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,760,965)	75,700,207

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,611,031 and 2,682,266 shares, respectively]	8,870,658	14,608,943
Portfolio shares repurchased [4,551,496 and 7,713,371 shares, respectively]	(24,756,556)	(41,998,343)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(15,885,898)	(27,389,400)

TOTAL INCREASE (DECREASE)	(37,646,863)	48,310,807
NET ASSETS:
Beginning of period	522,001,687	473,690,880

End of period	$484,354,824	$522,001,687

SEE NOTES TO FINANCIAL STATEMENTS.

A148

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS
Aerospace & Defense — 0.9%
Boeing Co. (The)	130,222	$23,869,693

Automobiles — 4.0%
Tesla, Inc.*(a)	97,353	105,122,743

Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc.*(a)	165,843	20,455,076
Vertex Pharmaceuticals, Inc.*	126,213	36,640,896

		57,095,972

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	162,303	32,074,319
S&P Global, Inc.	106,206	34,992,753

		67,067,072

Entertainment — 5.1%
Netflix, Inc.*	240,710	109,532,679
Spotify Technology SA*	101,181	26,123,922

		135,656,601

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	67,381	17,420,684

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	134,325	40,728,683

Health Care Equipment & Supplies — 2.0%
Danaher Corp.	85,431	15,106,764
DexCom, Inc.*	67,761	27,470,309
Intuitive Surgical, Inc.*	17,585	10,020,461

		52,597,534

Health Care Providers & Services — 0.6%
Guardant Health, Inc.*	89,580	7,267,626
Humana, Inc.	20,847	8,083,424

		15,351,050

Health Care Technology — 0.6%
Teladoc Health, Inc.*(a)	88,685	16,924,645

Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	35,775	37,648,179

Interactive Media & Services — 10.0%
Alphabet, Inc. (Class A Stock)*	43,498	61,682,339
Alphabet, Inc. (Class C Stock)*	43,396	61,345,019
Facebook, Inc. (Class A Stock)*	409,400	92,962,458
Match Group, Inc.*	26,308	2,816,271
Tencent Holdings Ltd. (China)	716,954	46,230,302

		265,036,389

Internet & Direct Marketing Retail — 9.4%
Alibaba Group Holding Ltd. (China), ADR*	239,037	51,560,281
Amazon.com, Inc.*	71,744	197,928,782

		249,489,063

IT Services — 14.3%
Adyen NV (Netherlands), 144A*	37,932	55,467,129
Mastercard, Inc. (Class A Stock)	295,382	87,344,457
PayPal Holdings, Inc.*	356,353	62,087,383

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	73,432	$69,701,654
Twilio, Inc. (Class A Stock)*	157,928	34,652,562
Visa, Inc. (Class A Stock)(a)	367,762	71,040,586

		380,293,771

Life Sciences Tools & Services — 0.6%
Illumina, Inc.*(a)	43,497	16,109,114

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	217,971	41,126,768

Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom), ADR	1,025,310	54,228,646
Eli Lilly & Co.	242,716	39,849,113

		94,077,759

Road & Rail — 2.5%
Uber Technologies, Inc.*	1,388,175	43,144,479
Union Pacific Corp.	141,006	23,839,884

		66,984,363

Semiconductors & Semiconductor Equipment — 3.0%
NVIDIA Corp.	209,925	79,752,607

Software — 20.6%
Adobe, Inc.*	182,215	79,320,012
Atlassian Corp. PLC (Class A Stock)*	144,554	26,058,750
Coupa Software, Inc.*(a)	115,150	31,901,156
Crowdstrike Holdings, Inc. (Class A Stock)*	241,788	24,248,918
Microsoft Corp.	773,673	157,450,192
RingCentral, Inc. (Class A Stock)*	98,654	28,117,377
salesforce.com, Inc.*	422,491	79,145,239
ServiceNow, Inc.*	59,442	24,077,576
Splunk, Inc.*(a)	216,976	43,113,131
Trade Desk, Inc. (The) (Class A Stock)*(a)	53,090	21,581,085
Workday, Inc. (Class A Stock)*	160,316	30,036,806

		545,050,242

Specialty Retail — 2.0%
Carvana Co.*(a)	85,328	10,256,425
Home Depot, Inc. (The)	168,572	42,228,972

		52,485,397

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	397,419	144,978,451

Textiles, Apparel & Luxury Goods — 4.7%
Kering SA (France)	50,114	27,390,637
Lululemon Athletica, Inc.*	195,985	61,149,280
NIKE, Inc. (Class B Stock)	358,863	35,186,517

		123,726,434

TOTAL LONG-TERM INVESTMENTS (cost $1,027,076,023)		2,628,593,214

SEE NOTES TO FINANCIAL STATEMENTS.

A149

JENNISON PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 10.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	26,283,839	$26,283,839
PGIM Institutional Money Market Fund (cost $250,835,397; includes $250,744,265 of cash collateral for securities on loan)(b)(w)	251,299,684	251,299,684

TOTAL SHORT-TERM INVESTMENTS (cost $277,119,236)		277,583,523

TOTAL INVESTMENTS—109.6% (cost $1,304,195,259)		2,906,176,737
Liabilities in excess of other assets — (9.6)%		(254,506,038)

NET ASSETS — 100.0%		$2,651,670,699

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $252,621,915; cash collateral of $250,744,265 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$23,869,693	$—	$—
Automobiles	105,122,743	—	—
Biotechnology	57,095,972	—	—
Capital Markets	67,067,072	—	—
Entertainment	135,656,601	—	—
Equity Real Estate Investment Trusts (REITs)	17,420,684	—	—
Food & Staples Retailing	40,728,683	—	—
Health Care Equipment & Supplies	52,597,534	—	—
Health Care Providers & Services	15,351,050	—	—
Health Care Technology	16,924,645	—	—
Hotels, Restaurants & Leisure	37,648,179	—	—
Interactive Media & Services	218,806,087	46,230,302	—
Internet & Direct Marketing Retail	249,489,063	—	—
IT Services	324,826,642	55,467,129	—
Life Sciences Tools & Services	16,109,114	—	—
Personal Products	41,126,768	—	—
Pharmaceuticals	94,077,759	—	—
Road & Rail	66,984,363	—	—
Semiconductors & Semiconductor Equipment	79,752,607	—	—
Software	545,050,242	—	—
Specialty Retail	52,485,397	—	—
Technology Hardware, Storage & Peripherals	144,978,451	—	—
Textiles, Apparel & Luxury Goods	96,335,797	27,390,637	—
Affiliated Mutual Funds	277,583,523	—	—

Total	$2,777,088,669	$129,088,068	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

JENNISON PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	20.6%
IT Services	14.3
Affiliated Mutual Funds (9.5% represents investments purchased with collateral from securities on loan)	10.5
Interactive Media & Services	10.0
Internet & Direct Marketing Retail	9.4
Technology Hardware, Storage & Peripherals	5.5
Entertainment	5.1
Textiles, Apparel & Luxury Goods	4.7
Automobiles	4.0
Pharmaceuticals	3.5
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.5
Road & Rail	2.5
Biotechnology	2.2

Health Care Equipment & Supplies	2.0%
Specialty Retail	2.0
Personal Products	1.5
Food & Staples Retailing	1.5
Hotels, Restaurants & Leisure	1.4
Aerospace & Defense	0.9
Equity Real Estate Investment Trusts (REITs)	0.7
Health Care Technology	0.6
Life Sciences Tools & Services	0.6
Health Care Providers & Services	0.6

109.6
Liabilities in excess of other assets	(9.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$252,621,915	$(250,744,265)	$1,877,650

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

JENNISON PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $252,621,915:
Unaffiliated investments (cost $1,027,076,023)	$2,628,593,214
Affiliated investments (cost $277,119,236)	277,583,523
Receivable for investments sold	6,495,732
Tax reclaim receivable	295,506
Dividends receivable	190,380
Receivable for Portfolio shares sold	46,527
Prepaid expenses	2,209

Total Assets	2,913,207,091

LIABILITIES
Payable to broker for collateral for securities on loan	250,744,265
Payable for investments purchased	7,877,258
Management fee payable	1,261,618
Payable for Portfolio shares repurchased	1,106,690
Accrued expenses and other liabilities	395,353
Payable to affiliate	127,577
Distribution fee payable	14,127
Administration fee payable	8,578
Affiliated transfer agent fee payable	926

Total Liabilities	261,536,392

NET ASSETS	$2,651,670,699

Net assets were comprised of:
Partners’ Equity	$2,651,670,699

Class I:
Net asset value and redemption price per share, $2,580,674,514 / 26,478,198 outstanding shares of beneficial interest	$97.46

Class II:
Net asset value and redemption price per share, $70,996,185 / 764,357 outstanding shares of beneficial interest	$92.88

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $79,628 foreign withholding tax)	$6,658,357
Income from securities lending, net (including affiliated income of $433,945)	448,421
Affiliated dividend income	98,071

Total income	7,204,849

EXPENSES
Management fee	6,922,552
Distribution fee—Class II	80,020
Administration fee—Class II	48,012
Custodian and accounting fees	97,637
Shareholders’ reports	69,160
Trustees’ fees	18,063
Audit fee	14,221
Legal fees and expenses	9,356
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	24,731

Total expenses	7,289,064

NET INVESTMENT INCOME (LOSS)	(84,215)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(199,722))	73,219,177
Foreign currency transactions	99,037

73,318,214

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $420,208)	360,145,980
Foreign currencies	(222)

360,145,758

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	433,463,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$433,379,757

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(84,215)	$2,474,359
Net realized gain (loss) on investment and foreign currency transactions	73,318,214	202,672,704
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	360,145,758	396,791,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	433,379,757	601,938,624

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	22,810,560	23,869,409
Portfolio shares repurchased	(112,336,231)	(182,369,022)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(89,525,671)	(158,499,613)

CAPITAL CONTRIBUTIONS	—	8,215

TOTAL INCREASE (DECREASE)	343,854,086	443,447,226
NET ASSETS:
Beginning of period	2,307,816,613	1,864,369,387

End of period	$2,651,670,699	$2,307,816,613

SEE NOTES TO FINANCIAL STATEMENTS.

A152

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS — 97.0%
Automobile Manufacturers — 0.8%
Tesla, Inc.*(a)	2,400	$2,591,544

Commodity Chemicals — 2.1%
Dow, Inc.(a)	49,740	2,027,402
LG Chem Ltd. (South Korea)	7,430	3,049,776
Methanex Corp. (Canada)(a)	68,435	1,237,305

		6,314,483

Construction Materials — 1.2%
HeidelbergCement AG (Germany)	65,630	3,534,170

Copper — 5.1%
Antofagasta PLC (Chile)	315,905	3,687,734
First Quantum Minerals Ltd. (Zambia)	522,924	4,167,676
Freeport-McMoRan, Inc.	359,220	4,156,175
Lundin Mining Corp. (Chile)	679,514	3,643,829

		15,655,414

Diversified Chemicals — 0.8%
BASF SE (Germany)	41,665	2,345,716

Diversified Metals & Mining — 7.5%
BHP Group Ltd. (Australia)	469,692	11,704,071
Rio Tinto PLC (Australia)	201,556	11,440,031

		23,144,102

Electric Utilities — 3.6%
Enel SpA (Italy)	396,125	3,430,985
NextEra Energy, Inc.	10,205	2,450,935
Orsted A/S (Denmark), 144A	25,280	2,937,344
Xcel Energy, Inc.	35,950	2,246,875

		11,066,139

Electrical Components & Equipment — 3.2%
AMETEK, Inc.	18,465	1,650,217
Generac Holdings, Inc.*	12,755	1,555,217
Schneider Electric SE (France)	22,845	2,556,814
Sunrun, Inc.*	108,955	2,148,592
Varta AG (Germany)*(a)	16,690	1,894,663

		9,805,503

Electronic Components — 1.0%
Samsung SDI Co. Ltd. (South Korea)	10,500	3,214,842

Fertilizers & Agricultural Chemicals — 1.9%
FMC Corp.	57,685	5,746,580

Gold — 3.4%
Barrick Gold Corp. (Canada)	199,720	5,380,457
Newmont Corp.	83,655	5,164,860

		10,545,317

Heavy Electrical Equipment — 2.4%
NEL ASA (Norway)*(a)	1,364,305	2,675,781
TPI Composites, Inc.*	71,735	1,676,447
Vestas Wind Systems A/S (Denmark)	30,342	3,104,785

		7,457,013

Industrial Gases — 5.9%
Air Liquide SA (France)	48,267	6,996,551
Air Products & Chemicals, Inc.	7,635	1,843,547

	Shares	Value

COMMON STOCKS (continued)
Industrial Gases (cont’d.)
Linde PLC (United Kingdom)	44,020	$9,337,082

		18,177,180

Industrial Machinery — 1.1%
Chart Industries, Inc.*	70,975	3,441,578

Integrated Oil & Gas — 20.1%
BP PLC (United Kingdom)	1,938,926	7,439,639
Chevron Corp.	135,870	12,123,680
Equinor ASA (Norway)	190,440	2,723,010
Exxon Mobil Corp.	327,710	14,655,191
Occidental Petroleum Corp.(a)	142,490	2,607,567
Repsol SA (Spain)	265,080	2,346,090
Royal Dutch Shell PLC (Netherlands), (Class A Stock)	441,360	7,081,483
Suncor Energy, Inc. (Canada)	197,939	3,337,377
TOTAL SA (France)	248,126	9,588,757

		61,902,794

Metal & Glass Containers — 2.1%
Ball Corp.	46,345	3,220,514
Crown Holdings, Inc.*	48,410	3,152,943

		6,373,457

Oil & Gas Equipment & Services — 0.9%
Baker Hughes Co.	185,360	2,852,690

Oil & Gas Exploration & Production — 9.1%
Concho Resources, Inc.	46,315	2,385,223
ConocoPhillips	143,520	6,030,710
Diamondback Energy, Inc.	69,235	2,895,408
EOG Resources, Inc.	77,961	3,949,504
Hess Corp.	55,145	2,857,063
Noble Energy, Inc.	156,535	1,402,554
Parsley Energy, Inc. (Class A Stock)	170,240	1,818,163
Pioneer Natural Resources Co.	45,786	4,473,292
WPX Energy, Inc.*	342,030	2,182,151

		27,994,068

Oil & Gas Refining & Marketing — 9.9%
Marathon Petroleum Corp.	218,580	8,170,520
Neste OYJ (Finland)	118,007	4,633,854
Phillips 66	80,055	5,755,955
Reliance Industries Ltd. (India)	132,356	2,995,901
Renewable Energy Group, Inc.*(a)	68,105	1,687,642
Valero Energy Corp.	123,667	7,274,093

		30,517,965

Oil & Gas Storage & Transportation — 3.9%
Kinder Morgan, Inc.	284,665	4,318,368
TC Energy Corp. (Canada)	59,771	2,553,563
Williams Cos., Inc. (The)	264,540	5,031,551

		11,903,482

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Railroads — 1.8%
Kansas City Southern	19,395	$2,895,480
Union Pacific Corp.	16,045	2,712,728

		5,608,208

Renewable Electricity — 0.9%
Scatec Solar ASA (Norway), 144A*	70,310	1,149,171
Sunnova Energy International, Inc.*(a)	92,330	1,576,073

		2,725,244

Semiconductor Equipment — 1.6%
Enphase Energy, Inc.*	54,165	2,576,629
SolarEdge Technologies, Inc.*(a)	16,330	2,266,277

		4,842,906

Specialty Chemicals — 6.7%
Axalta Coating Systems Ltd.*	65,225	1,470,824
DuPont de Nemours, Inc.	23,635	1,255,728
Ecolab, Inc.	34,688	6,901,178
PPG Industries, Inc.	31,190	3,308,011
Sherwin-Williams Co. (The)	7,950	4,593,907
Shin-Etsu Chemical Co. Ltd. (Japan)	25,000	2,925,971

		20,455,619

TOTAL COMMON STOCKS (cost $264,952,925)		298,216,014

EXCHANGE-TRADED FUND — 2.6%
Invesco Solar ETF(a)	217,235	7,842,184

(cost $5,300,381)

	Units

RIGHTS* — 0.0%
Integrated Oil & Gas
Repsol SA (Spain), expiring 07/07/20	265,080	134,673

(cost $146,559)
TOTAL LONG-TERM INVESTMENTS (cost $270,399,865)		306,192,871

	Shares	Value

SHORT-TERM INVESTMENTS — 6.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,638,651	$1,638,651
PGIM Institutional Money Market Fund (cost $16,708,789; includes $16,699,852 of cash collateral for securities on loan)(b)(w)	16,735,788	16,735,788

TOTAL SHORT-TERM INVESTMENTS (cost $18,347,440)		18,374,439

TOTAL INVESTMENTS—105.6% (cost $288,747,305)		324,567,310
Liabilities in excess of other assets — (5.6)%		(17,212,915)

NET ASSETS — 100.0%		$307,354,395

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,521,161; cash collateral of $16,699,852 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$23,144,102	$—
Canada	12,508,702	—	—
Chile	3,643,829	3,687,734	—
Denmark	—	6,042,129	—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Finland	$—	$4,633,854	$—
France	—	19,142,122	—
Germany	—	7,774,549	—
India	—	2,995,901	—
Italy	—	3,430,985	—
Japan	—	2,925,971	—
Netherlands	—	7,081,483	—
Norway	—	6,547,962	—
South Africa	—	—	—
South Korea	—	6,264,618	—
Spain	—	2,346,090	—
United Kingdom	9,337,082	7,439,639	—
United States	165,101,586	—	—
Zambia	4,167,676	—	—
Exchange-Traded Fund
United States	7,842,184	—	—
Rights
Spain	—	134,673	—
Affiliated Mutual Funds	18,374,439	—	—

Total	$220,975,498	$103,591,812	$—

Country Classification:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

United States (including 5.4% of collateral for securities on loan)	62.2%
Australia	7.5
France	6.2
United Kingdom	5.4
Canada	4.0
Germany	2.6
Chile	2.4
Netherlands	2.3
Norway	2.2
South Korea	2.0
Denmark	2.0
Finland	1.5

Zambia	1.4%
Italy	1.1
India	1.0
Japan	1.0
Spain	0.8
South Africa	0.0 *

105.6
Liabilities in excess of other assets	(5.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$134,673	—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

For the six months ended June 30, 2020, the Portfolio did not have any realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(11,886)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$16,521,161	$(16,521,161)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $16,521,161:
Unaffiliated investments (cost $270,399,865)	$306,192,871
Affiliated investments (cost $18,347,440)	18,374,439
Cash	2,026
Foreign currency, at value (cost $1,428)	1,437
Tax reclaim receivable	770,862
Dividends receivable	343,503
Receivable for Portfolio shares sold	11,089
Prepaid expenses	441

Total Assets	325,696,668

LIABILITIES
Payable to broker for collateral for securities on loan	16,699,852
Payable for investments purchased	604,908
Payable to affiliate	566,532
Payable for Portfolio shares repurchased	191,779
Accrued expenses and other liabilities	150,391
Management fee payable	113,705
Distribution fee payable	8,861
Administration fee payable	5,319
Affiliated transfer agent fee payable	926

Total Liabilities	18,342,273

NET ASSETS	$307,354,395

Net assets were comprised of:
Partners’ Equity	$307,354,395

Class I:
Net asset value and redemption price per share, $265,132,793 / 13,321,799 outstanding shares of beneficial interest	$19.90

Class II:
Net asset value and redemption price per share, $42,221,602 / 2,207,473 outstanding shares of beneficial interest	$19.13

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $245,471 foreign withholding tax, of which $4,544 is reimbursable by an affiliate)	$5,515,993
Income from securities lending, net (including affiliated income of $61,912)	172,131
Affiliated dividend income	51,491

Total income	5,739,615

EXPENSES
Management fee	699,413
Distribution fee—Class II	53,420
Administration fee—Class II	32,052
Shareholders’ reports	61,737
Custodian and accounting fees	46,430
Audit fee	15,918
Trustees’ fees	6,720
Legal fees and expenses	6,257
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	10,682

Total expenses	937,941
Less: Fee waivers and/or expense reimbursement	(12,434)

Net expenses	925,507

NET INVESTMENT INCOME (LOSS)	4,814,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,818))	(47,453,453)
Foreign currency transactions	(152,745)

(47,606,198)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,007)	(25,056,092)
Foreign currencies	738

(25,055,354)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(72,661,552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,847,444)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,814,108	$11,602,931
Net realized gain (loss) on investment and foreign currency transactions	(47,606,198)	(12,742,060)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,055,354)	40,509,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,847,444)	39,370,700

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	14,602,549	11,326,229
Portfolio shares repurchased	(21,068,392)	(41,844,684)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,465,843)	(30,518,455)

CAPITAL CONTRIBUTIONS	—	6,508

TOTAL INCREASE (DECREASE)	(74,313,287)	8,858,753
NET ASSETS:
Beginning of period	381,667,682	372,808,929

End of period	$307,354,395	$381,667,682

SEE NOTES TO FINANCIAL STATEMENTS.

A157

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

COMMON STOCKS — 99.6%
Aerospace & Defense — 1.5%
AAR Corp.	33,371	$689,779
Aerojet Rocketdyne Holdings, Inc.*	73,355	2,907,792
AeroVironment, Inc.*	21,934	1,746,604
Cubic Corp.(a)	31,803	1,527,498
Moog, Inc. (Class A Stock)	30,474	1,614,513
National Presto Industries, Inc.	5,169	451,719
Park Aerospace Corp.	19,594	218,277
Triumph Group, Inc.	52,600	473,926

		9,630,108

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	26,540	1,142,016
Echo Global Logistics, Inc.*	27,030	584,389
Forward Air Corp.	28,406	1,415,187
Hub Group, Inc. (Class A Stock)*	34,030	1,628,676

		4,770,268

Airlines — 0.6%
Allegiant Travel Co.(a)	13,404	1,463,851
Hawaiian Holdings, Inc.(a)	46,630	654,685
SkyWest, Inc.	50,910	1,660,684

		3,779,220

Auto Components — 2.1%
American Axle & Manufacturing Holdings, Inc.*	114,740	872,024
Cooper Tire & Rubber Co.(a)	51,040	1,409,214
Cooper-Standard Holdings, Inc.*	16,980	224,985
Dorman Products, Inc.*(a)	29,320	1,966,492
Fox Factory Holding Corp.*(a)	41,650	3,440,707
Garrett Motion, Inc. (Switzerland)*	76,700	424,918
Gentherm, Inc.*	33,100	1,287,590
LCI Industries	25,529	2,935,324
Motorcar Parts of America, Inc.*(a)	19,280	340,678
Standard Motor Products, Inc.	20,399	840,439

		13,742,371

Automobiles — 0.3%
Winnebago Industries, Inc.	34,281	2,283,800

Banks — 7.5%
Allegiance Bancshares, Inc.	19,050	483,679
Ameris Bancorp	66,240	1,562,602
Banc of California, Inc.	44,870	485,942
Banner Corp.	35,680	1,355,840
Berkshire Hills Bancorp, Inc.	43,800	482,676
Boston Private Financial Holdings, Inc.	83,012	571,123
Brookline Bancorp, Inc.	80,082	807,227
Cadence BanCorp.	127,800	1,132,308
Central Pacific Financial Corp.	28,320	453,970
City Holding Co.(a)	16,424	1,070,352
Columbia Banking System, Inc.(a)	72,648	2,059,207
Community Bank System, Inc.(a)	52,906	3,016,700
Customers Bancorp, Inc.*	29,350	352,787
CVB Financial Corp.	130,650	2,448,381
Dime Community Bancshares, Inc.	29,071	399,145
Eagle Bancorp, Inc.	32,700	1,070,925
First BanCorp. (Puerto Rico)	220,822	1,234,395

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	99,510	$823,943
First Financial Bancorp	99,403	1,380,708
First Midwest Bancorp, Inc.	115,920	1,547,532
Franklin Financial Network, Inc.	13,800	355,350
Great Western Bancorp, Inc.(a)	55,830	768,221
Hanmi Financial Corp.	30,836	299,418
Heritage Financial Corp.(a)	36,400	728,000
Hope Bancorp, Inc.	125,004	1,152,537
Independent Bank Corp.	33,436	2,243,221
Independent Bank Group, Inc.	37,150	1,505,318
National Bank Holdings Corp. (Class A Stock)	31,040	838,080
NBT Bancorp, Inc.(a)	44,260	1,361,438
OFG Bancorp (Puerto Rico)	52,070	696,176
Old National Bancorp	167,227	2,301,043
Pacific Premier Bancorp, Inc.(a)	82,015	1,778,085
Preferred Bank	13,850	593,472
S&T Bancorp, Inc.	38,623	905,709
Seacoast Banking Corp. of Florida*(a)	53,500	1,091,400
ServisFirst Bancshares, Inc.(a)	47,050	1,682,508
Simmons First National Corp. (Class A Stock)	110,596	1,892,297
Southside Bancshares, Inc.	31,486	872,792
Tompkins Financial Corp.	12,434	805,350
Triumph Bancorp, Inc.*(a)	22,500	546,075
United Community Banks, Inc.	79,477	1,599,077
Veritex Holdings, Inc.	46,520	823,404
Westamerica BanCorp	27,350	1,570,437

		49,148,850

Beverages — 0.3%
Coca-Cola Consolidated, Inc.(a)	4,750	1,088,653
MGP Ingredients, Inc.(a)	13,450	493,682
National Beverage Corp.*(a)	11,900	726,138

		2,308,473

Biotechnology — 2.5%
Anika Therapeutics, Inc.*	14,400	543,312
Coherus Biosciences, Inc.*(a)	61,900	1,105,534
Cytokinetics, Inc.*(a)	60,350	1,422,449
Eagle Pharmaceuticals, Inc.*	10,340	496,113
Emergent BioSolutions, Inc.*(a)	45,257	3,578,924
Enanta Pharmaceuticals, Inc.*(a)	16,470	826,959
Momenta Pharmaceuticals, Inc.*	119,480	3,975,100
Myriad Genetics, Inc.*	75,600	857,304
REGENXBIO, Inc.*	32,150	1,184,084
Spectrum Pharmaceuticals, Inc.*	116,200	392,756
Vanda Pharmaceuticals, Inc.*	54,670	625,425
Xencor, Inc.*(a)	50,420	1,633,104

		16,641,064

Building Products — 2.6%
AAON, Inc.(a)	41,219	2,237,779
American Woodmark Corp.*	15,880	1,201,322
Apogee Enterprises, Inc.	26,708	615,352
Gibraltar Industries, Inc.*	32,958	1,582,314
Griffon Corp.(a)	43,829	811,713
Insteel Industries, Inc.	18,550	353,748

SEE NOTES TO FINANCIAL STATEMENTS.

A158

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Patrick Industries, Inc.	22,450	$1,375,062
PGT Innovations, Inc.*	59,820	937,978
Quanex Building Products Corp.	33,278	461,899
Resideo Technologies, Inc.*	124,650	1,460,898
Simpson Manufacturing Co., Inc.	40,153	3,387,307
UFP Industries, Inc.	62,052	3,072,195

		17,497,567

Capital Markets — 0.9%
Blucora, Inc.*	48,562	554,578
Brightsphere Investment Group, Inc.(a)	63,250	788,095
Donnelley Financial Solutions, Inc.*	30,687	257,771
Greenhill & Co., Inc.	14,520	145,055
INTL. FCStone, Inc.*	16,600	913,000
Piper Sandler Cos	14,715	870,539
Virtus Investment Partners, Inc.	7,360	855,894
Waddell & Reed Financial, Inc. (Class A Stock)(a)	66,600	1,032,966
WisdomTree Investments, Inc.	120,400	417,788

		5,835,686

Chemicals — 2.8%
AdvanSix, Inc.*	28,230	331,420
American Vanguard Corp.	26,898	370,117
Balchem Corp.	32,813	3,112,641
Ferro Corp.*	83,440	996,274
FutureFuel Corp.	26,000	310,700
GCP Applied Technologies, Inc.*	54,650	1,015,397
Hawkins, Inc.	9,550	406,639
HB Fuller Co.	52,188	2,327,585
Innospec, Inc.	24,920	1,925,070
Koppers Holdings, Inc.*	21,280	400,915
Kraton Corp.*	32,340	558,835
Livent Corp.*(a)	148,060	912,050
Quaker Chemical Corp.(a)	13,248	2,459,491
Rayonier Advanced Materials, Inc.*	50,520	141,961
Stepan Co.(a)	20,340	1,975,014
Tredegar Corp.	25,135	387,079
Trinseo SA(a)	38,800	859,808

		18,490,996

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	67,633	2,455,078
Brady Corp. (Class A Stock)(a)	49,162	2,301,765
Harsco Corp.*	79,750	1,077,422
Interface, Inc.	59,262	482,393
Matthews International Corp. (Class A Stock)	31,770	606,807
Pitney Bowes, Inc.(a)	173,650	451,490
RR Donnelley & Sons Co.	70,083	83,399
Team, Inc.*(a)	30,860	171,890
UniFirst Corp.	15,510	2,775,514
US Ecology, Inc.	25,950	879,186
Viad Corp.	20,577	391,375

		11,676,319

Communications Equipment — 1.1%
ADTRAN, Inc.	48,460	529,668

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Applied Optoelectronics, Inc.*(a)	19,350	$210,334
CalAmp Corp.*	34,440	275,864
Comtech Telecommunications Corp.	25,159	424,936
Digi International, Inc.*	29,364	342,091
Extreme Networks, Inc.*	122,000	529,480
Harmonic, Inc.*	97,324	462,289
NETGEAR, Inc.*	30,016	777,114
Plantronics, Inc.(a)	33,850	496,918
Viavi Solutions, Inc.*	231,390	2,947,909

		6,996,603

Construction & Engineering — 0.8%
Aegion Corp.*	30,907	490,494
Arcosa, Inc.	48,950	2,065,690
Comfort Systems USA, Inc.	37,034	1,509,135
Granite Construction, Inc.(a)	47,440	908,002
MYR Group, Inc.*	16,920	539,917

		5,513,238

Construction Materials — 0.1%
U.S. Concrete, Inc.*	16,150	400,520

Consumer Finance — 1.0%
Encore Capital Group, Inc.*(a)	28,190	963,534
Enova International, Inc.*	30,489	453,372
EZCORP, Inc. (Class A Stock)*	52,421	330,252
Green Dot Corp. (Class A Stock)*	49,500	2,429,460
PRA Group, Inc.*(a)	46,207	1,786,363
World Acceptance Corp.*(a)	5,352	350,663

		6,313,644

Containers & Packaging — 0.1%
Myers Industries, Inc.	36,270	527,729

Distributors — 0.2%
Core-Mark Holding Co., Inc.	45,790	1,142,689

Diversified Consumer Services — 0.3%
American Public Education, Inc.*	14,983	443,497
Perdoceo Education Corp.*	70,080	1,116,374
Regis Corp.*(a)	24,300	198,774

		1,758,645

Diversified Telecommunication Services — 1.5%
ATN International, Inc.	11,100	672,327
Cincinnati Bell, Inc.*	51,130	759,280
Cogent Communications Holdings, Inc.(a)	42,600	3,295,536
Consolidated Communications Holdings, Inc.*(a)	74,140	501,928
Iridium Communications, Inc.*(a)	99,320	2,526,701
Vonage Holdings Corp.*	234,100	2,355,046

		10,110,818

Electric Utilities — 0.4%
El Paso Electric Co.	41,368	2,771,656

Electrical Equipment — 0.8%
AZZ, Inc.	26,642	914,353
Encore Wire Corp.	20,891	1,019,899
Powell Industries, Inc.	8,972	245,743

SEE NOTES TO FINANCIAL STATEMENTS.

A159

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Sunrun, Inc.*	80,600	$1,589,432
Vicor Corp.*(a)	18,781	1,351,293

		5,120,720

Electronic Equipment, Instruments & Components — 3.8%
Arlo Technologies, Inc.*(a)	78,554	202,669
Badger Meter, Inc.(a)	29,614	1,863,313
Bel Fuse, Inc. (Class B Stock)	9,972	106,999
Benchmark Electronics, Inc.	36,970	798,552
CTS Corp.	32,754	656,390
Daktronics, Inc.(a)	37,408	162,725
ePlus, Inc.*	13,710	969,023
Fabrinet (Thailand)*	37,280	2,327,018
FARO Technologies, Inc.*(a)	17,984	963,942
Insight Enterprises, Inc.*(a)	35,815	1,762,098
Itron, Inc.*(a)	36,280	2,403,550
Knowles Corp.*	87,150	1,329,909
Methode Electronics, Inc.	37,696	1,178,377
MTS Systems Corp.	18,035	317,236
OSI Systems, Inc.*	17,000	1,268,880
PC Connection, Inc.	11,200	519,232
Plexus Corp.*	29,680	2,094,221
Rogers Corp.*	18,981	2,365,033
Sanmina Corp.*	69,240	1,733,770
ScanSource, Inc.*	25,703	619,185
TTM Technologies, Inc.*(a)	100,249	1,188,953

		24,831,075

Energy Equipment & Services — 1.5%
Archrock, Inc.	130,360	846,036
Bristow Group, Inc.*	6,707	93,429
Core Laboratories NV(a)	45,050	915,416
DMC Global, Inc.(a)	14,950	412,620
Dril-Quip, Inc.*(a)	35,600	1,060,524
Exterran Corp.*	28,230	152,160
Geospace Technologies Corp.*	13,450	101,144
Helix Energy Solutions Group, Inc.*	144,410	501,103
Helmerich & Payne, Inc.	109,050	2,127,565
Matrix Service Co.*	26,513	257,706
Nabors Industries Ltd.(a)	6,936	256,771
Newpark Resources, Inc.*	89,750	200,143
Oceaneering International, Inc.*	100,250	640,597
Oil States International, Inc.*(a)	61,350	291,412
Patterson-UTI Energy, Inc.(a)	188,200	653,054
ProPetro Holding Corp.*	83,150	427,391
RPC, Inc.*(a)	51,950	160,006
SEACOR Holdings, Inc.*	17,891	506,673
US Silica Holdings, Inc.(a)	73,820	266,490
Valaris PLC (Saudi Arabia)*(a)	200,400	130,641

		10,000,881

Entertainment — 0.2%
Glu Mobile, Inc.*	133,550	1,238,009
Marcus Corp. (The)	23,308	309,297

		1,547,306

Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	87,365	1,133,998

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Agree Realty Corp.(a)	54,660	$3,591,709
Alexander & Baldwin, Inc.	68,800	838,672
American Assets Trust, Inc.(a)	48,780	1,358,035
Armada Hoffler Properties, Inc.	57,320	570,334
Brandywine Realty Trust	171,900	1,871,991
CareTrust REIT, Inc.	97,205	1,668,038
Cedar Realty Trust, Inc.	85,616	84,760
Chatham Lodging Trust	47,600	291,312
Community Healthcare Trust, Inc.	20,900	854,810
DiamondRock Hospitality Co.	202,220	1,118,277
Diversified Healthcare Trust	240,450	1,063,991
Easterly Government Properties, Inc.	76,250	1,762,900
Essential Properties Realty Trust, Inc.	93,350	1,385,314
Four Corners Property Trust, Inc.	71,409	1,742,380
Franklin Street Properties Corp.(a)	108,852	554,057
Getty Realty Corp.	34,814	1,033,280
Global Net Lease, Inc.	90,660	1,516,742
Hersha Hospitality Trust	36,390	209,606
Independence Realty Trust, Inc.(a)	96,100	1,104,189
Industrial Logistics Properties Trust(a)	66,200	1,360,410
Innovative Industrial Properties, Inc.(a)	18,900	1,663,578
Investors Real Estate Trust	12,350	870,551
iStar, Inc.(a)	73,750	908,600
Kite Realty Group Trust(a)	85,122	982,308
Lexington Realty Trust	280,036	2,954,380
LTC Properties, Inc.(a)	39,796	1,499,115
National Storage Affiliates Trust(a)	62,950	1,804,147
NexPoint Residential Trust, Inc.(a)	22,200	784,770
Office Properties Income Trust(a)	49,000	1,272,530
Pennsylvania Real Estate Investment Trust(a)	59,522	80,950
Retail Opportunity Investments Corp.	117,860	1,335,354
Retail Properties of America, Inc. (Class A Stock)	216,000	1,581,120
RPT Realty	81,280	565,709
Safehold, Inc.(a)	13,450	773,240
Saul Centers, Inc.	12,070	389,499
SITE Centers Corp.	143,400	1,161,540
Summit Hotel Properties, Inc.(a)	106,800	633,324
Tanger Factory Outlet Centers, Inc.(a)	94,850	676,280
Uniti Group, Inc.	197,000	1,841,950
Universal Health Realty Income Trust(a)	12,930	1,027,806
Urstadt Biddle Properties, Inc. (Class A Stock)	30,290	359,845
Washington Prime Group, Inc.(a)	187,700	157,818
Washington Real Estate Investment Trust	83,550	1,854,810
Whitestone REIT	42,750	310,792
Xenia Hotels & Resorts, Inc.	115,150	1,074,349

		51,679,170

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	33,374	459,226
Chefs’ Warehouse, Inc. (The)*	31,350	425,733
PriceSmart, Inc.	22,750	1,372,507
SpartanNash Co.	36,226	769,803

SEE NOTES TO FINANCIAL STATEMENTS.

A160

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*(a)	54,450	$991,535

		4,018,804

Food Products — 1.2%
B&G Foods, Inc.(a)	65,130	1,587,869
Calavo Growers, Inc.(a)	16,630	1,046,193
Cal-Maine Foods, Inc.*(a)	30,810	1,370,429
Fresh Del Monte Produce, Inc.	30,500	750,910
J&J Snack Foods Corp.	15,158	1,927,037
John B. Sanfilippo & Son, Inc.	9,120	778,210
Seneca Foods Corp. (Class A Stock)*	6,920	233,965

		7,694,613

Gas Utilities — 0.6%
Northwest Natural Holding Co.	31,055	1,732,559
South Jersey Industries, Inc.(a)	93,764	2,343,162

		4,075,721

Health Care Equipment & Supplies — 3.8%
AngioDynamics, Inc.*	37,900	385,443
Cardiovascular Systems, Inc.*	35,790	1,129,174
CONMED Corp.	28,979	2,086,198
CryoLife, Inc.*	38,203	732,352
Cutera, Inc.*	17,700	215,409
Glaukos Corp.*(a)	40,400	1,552,168
Heska Corp.*(a)	8,600	801,262
Inogen, Inc.*	18,600	660,672
Integer Holdings Corp.*	33,354	2,436,510
Invacare Corp.	34,902	222,326
Lantheus Holdings, Inc.*(a)	67,000	958,100
LeMaitre Vascular, Inc.(a)	16,850	444,840
Meridian Bioscience, Inc.*	43,505	1,013,231
Merit Medical Systems, Inc.*(a)	56,258	2,568,178
Mesa Laboratories, Inc.(a)	4,140	897,552
Natus Medical, Inc.*	34,315	748,753
Neogen Corp.*	53,723	4,168,905
OraSure Technologies, Inc.*(a)	72,270	840,500
Orthofix Medical, Inc.*	19,450	622,400
Surmodics, Inc.*	13,792	596,366
Tactile Systems Technology, Inc.*(a)	19,550	809,956
Varex Imaging Corp.*(a)	39,650	600,698
Zynex, Inc.*(a)	15,550	386,729

		24,877,722

Health Care Providers & Services — 2.8%
Addus HomeCare Corp.*	13,800	1,277,328
AMN Healthcare Services, Inc.*(a)	47,719	2,158,808
BioTelemetry, Inc.*	34,720	1,568,997
Community Health Systems, Inc.*(a)	121,110	364,541
CorVel Corp.*	8,970	635,883
Covetrus, Inc.*	98,850	1,768,426
Cross Country Healthcare, Inc.*	38,023	234,222
Ensign Group, Inc. (The)(a)	51,230	2,143,975
Hanger, Inc.*	38,350	635,076
Magellan Health, Inc.*	22,561	1,646,502
Owens & Minor, Inc.(a)	63,650	485,013
Pennant Group, Inc. (The)*	26,665	602,629
Providence Service Corp. (The)*	11,650	919,302

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
RadNet, Inc.*	42,450	$673,682
Select Medical Holdings Corp.*	108,810	1,602,771
Tivity Health, Inc.*(a)	44,268	501,556
US Physical Therapy, Inc.(a)	13,040	1,056,501

		18,275,212

Health Care Technology — 1.6%
Allscripts Healthcare Solutions, Inc.*	164,350	1,112,650
Computer Programs & Systems, Inc.	12,886	293,672
HealthStream, Inc.*	25,660	567,856
HMS Holdings Corp.*(a)	89,770	2,907,650
NextGen Healthcare, Inc.*	49,634	544,981
Omnicell, Inc.*	43,282	3,056,575
Simulations Plus, Inc.(a)	12,450	744,759
Tabula Rasa HealthCare, Inc.*(a)	20,800	1,138,384

		10,366,527

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.	22,612	473,495
Bloomin’ Brands, Inc.(a)	88,780	946,395
Brinker International, Inc.	45,650	1,095,600
Cheesecake Factory, Inc. (The)(a)	42,450	972,954
Chuy’s Holdings, Inc.*(a)	16,900	251,472
Dave & Buster’s Entertainment, Inc.(a)	48,070	640,773
Dine Brands Global, Inc.(a)	16,675	702,018
El Pollo Loco Holdings, Inc.*(a)	20,000	295,200
Fiesta Restaurant Group, Inc.*	20,150	128,557
Monarch Casino & Resort, Inc.*	12,131	413,424
Red Robin Gourmet Burgers, Inc.*(a)	13,063	133,243
Ruth’s Hospitality Group, Inc.	31,898	260,288
Shake Shack, Inc. (Class A Stock)*(a)	35,640	1,888,207
Wingstop, Inc.(a)	30,050	4,176,048

		12,377,674

Household Durables — 2.5%
Cavco Industries, Inc.*	8,800	1,697,080
Century Communities, Inc.*(a)	29,050	890,673
Ethan Allen Interiors, Inc.(a)	23,389	276,692
Installed Building Products, Inc.*	21,500	1,478,770
iRobot Corp.*(a)	28,310	2,375,209
La-Z-Boy, Inc.(a)	46,721	1,264,270
LGI Homes, Inc.*(a)	22,180	1,952,505
M/I Homes, Inc.*	28,970	997,727
MDC Holdings, Inc.	51,215	1,828,376
Meritage Homes Corp.*	35,887	2,731,718
Tupperware Brands Corp.(a)	49,000	232,750
Universal Electronics, Inc.*	14,144	662,222

		16,387,992

Household Products — 0.7%
Central Garden & Pet Co.*	9,750	350,903
Central Garden & Pet Co. (Class A Stock)*	39,808	1,345,112
WD-40 Co.(a)	13,879	2,752,206

		4,448,221

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	36,430	783,609

SEE NOTES TO FINANCIAL STATEMENTS.

A161

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance — 3.1%
Ambac Financial Group, Inc.*	46,450	$665,164
American Equity Investment Life Holding Co.	92,920	2,296,053
AMERISAFE, Inc.	19,614	1,199,592
eHealth, Inc.*	26,041	2,558,268
Employers Holdings, Inc.	30,815	929,072
HCI Group, Inc.(a)	6,430	296,937
Horace Mann Educators Corp.	41,920	1,539,722
James River Group Holdings Ltd.(a)	31,050	1,397,250
Kinsale Capital Group, Inc.(a)	21,050	3,267,170
Palomar Holdings, Inc.*(a)	18,000	1,543,680
ProAssurance Corp.	54,546	789,281
Safety Insurance Group, Inc.	14,760	1,125,598
Stewart Information Services Corp.	24,062	782,256
Third Point Reinsurance Ltd. (Bermuda)*	81,400	611,314
United Fire Group, Inc.	21,651	599,949
United Insurance Holdings Corp.	20,800	162,656
Universal Insurance Holdings, Inc.	30,240	536,760

		20,300,722

Interactive Media & Services — 0.1%
QuinStreet, Inc.*	47,450	496,327

Internet & Direct Marketing Retail — 0.7%
Liquidity Services, Inc.*	27,200	162,112
PetMed Express, Inc.(a)	20,531	731,725
Shutterstock, Inc.(a)	19,500	681,915
Stamps.com, Inc.*	16,560	3,041,906

		4,617,658

IT Services — 2.2%
Cardtronics PLC (Class A Stock)*(a)	36,460	874,311
CSG Systems International, Inc.	33,554	1,388,800
EVERTEC, Inc. (Puerto Rico)(a)	60,550	1,701,455
ExlService Holdings, Inc.*	34,850	2,209,490
ManTech International Corp. (Class A Stock)	27,500	1,883,475
NIC, Inc.	68,050	1,562,428
Perficient, Inc.*(a)	33,614	1,202,709
Sykes Enterprises, Inc.*	38,260	1,058,272
TTEC Holdings, Inc.	17,947	835,612
Unisys Corp.*(a)	53,050	578,775
Virtusa Corp.*	30,600	993,582

		14,288,909

Leisure Products — 1.0%
Callaway Golf Co.(a)	95,390	1,670,279
Sturm Ruger & Co., Inc.(a)	16,867	1,281,892
Vista Outdoor, Inc.*	58,650	847,492
YETI Holdings, Inc.*(a)	68,000	2,905,640

		6,705,303

Life Sciences Tools & Services — 1.1%
Luminex Corp.	43,220	1,405,947
Medpace Holdings, Inc.*(a)	27,300	2,539,446
NeoGenomics, Inc.*(a)	111,450	3,452,721

		7,398,114

	Shares	Value

COMMON STOCKS (continued)
Machinery — 5.7%
Alamo Group, Inc.	9,860	$1,012,030
Albany International Corp. (Class A Stock)	31,214	1,832,574
Astec Industries, Inc.	22,990	1,064,667
Barnes Group, Inc.	48,166	1,905,447
Chart Industries, Inc.*	35,750	1,733,518
CIRCOR International, Inc.*	20,278	516,683
Enerpac Tool Group Corp.	53,984	950,118
EnPro Industries, Inc.	20,828	1,026,612
ESCO Technologies, Inc.	26,441	2,235,058
Federal Signal Corp.	61,180	1,818,881
Franklin Electric Co., Inc.	38,930	2,044,604
Greenbrier Cos., Inc. (The)(a)	33,080	752,570
Hillenbrand, Inc.	75,868	2,053,747
John Bean Technologies Corp.(a)	32,217	2,771,306
Lindsay Corp.(a)	11,029	1,016,984
Lydall, Inc.*	17,806	241,449
Meritor, Inc.*	73,330	1,451,934
Mueller Industries, Inc.	57,618	1,531,486
Proto Labs, Inc.*(a)	27,050	3,042,314
SPX Corp.*	45,220	1,860,803
SPX FLOW, Inc.*	43,280	1,620,403
Standex International Corp.	12,620	726,281
Tennant Co.	18,760	1,219,588
Titan International, Inc.(a)	48,900	71,394
Wabash National Corp.(a)	53,640	569,657
Watts Water Technologies, Inc. (Class A Stock)	27,911	2,260,791

		37,330,899

Marine — 0.2%
Matson, Inc.	43,650	1,270,215

Media — 0.4%
EW Scripps Co. (The) (Class A Stock)(a)	55,661	487,034
Gannett Co., Inc.(a)	131,620	181,635
Meredith Corp.(a)	40,800	593,640
Scholastic Corp.	30,770	921,254
TechTarget, Inc.*	23,200	696,696

		2,880,259

Metals & Mining — 1.2%
Arconic Corp.*	97,400	1,356,782
Century Aluminum Co.*(a)	50,843	362,511
Cleveland-Cliffs, Inc.(a)	404,596	2,233,370
Haynes International, Inc.(a)	12,680	296,205
Kaiser Aluminum Corp.	16,060	1,182,337
Materion Corp.	20,628	1,268,416
Olympic Steel, Inc.	9,018	105,961
SunCoke Energy, Inc.	82,650	244,644
TimkenSteel Corp.*(a)	40,510	157,584
Warrior Met Coal, Inc.(a)	51,900	798,741

		8,006,551

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)	145,200	1,424,412
ARMOUR Residential REIT, Inc.	65,550	615,514

SEE NOTES TO FINANCIAL STATEMENTS.

A162

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Capstead Mortgage Corp.	97,100	$533,079
Granite Point Mortgage Trust, Inc.(a)	55,950	401,721
Invesco Mortgage Capital, Inc.(a)	182,551	682,740
KKR Real Estate Finance Trust, Inc.(a)	23,650	392,117
New York Mortgage Trust, Inc.(a)	382,600	998,586
PennyMac Mortgage Investment Trust	101,330	1,776,315
Ready Capital Corp.	38,403	333,722
Redwood Trust, Inc.(a)	116,550	815,850

		7,974,056

Multiline Retail — 0.6%
Big Lots, Inc.(a)	39,850	1,673,700
Macy’s, Inc.(a)	314,300	2,162,384

		3,836,084

Multi-Utilities — 0.4%
Avista Corp.	68,323	2,486,274

Oil, Gas & Consumable Fuels — 1.5%
Bonanza Creek Energy, Inc.*	18,850	279,357
Callon Petroleum Co.*(a)	399,600	459,540
CONSOL Energy, Inc.*	26,130	132,479
Denbury Resources, Inc.*(a)	502,350	138,699
Dorian LPG Ltd.*	27,300	211,302
Green Plains, Inc.*(a)	33,690	344,143
Gulfport Energy Corp.*(a)	145,550	158,650
Laredo Petroleum, Inc.*(a)	9,162	126,985
Matador Resources Co.*(a)	111,200	945,200
Oasis Petroleum, Inc.*(a)	291,900	218,925
Par Pacific Holdings, Inc.*	38,900	349,711
PDC Energy, Inc.*(a)	96,988	1,206,531
Penn Virginia Corp.*	13,650	130,085
QEP Resources, Inc.(a)	243,500	314,115
Range Resources Corp.(a)	215,450	1,212,983
Renewable Energy Group, Inc.*(a)	39,600	981,288
REX American Resources Corp.*	5,580	387,085
Ring Energy, Inc.*(a)	58,000	67,280
SM Energy Co.(a)	107,250	402,187
Southwestern Energy Co.*(a)	548,900	1,405,184
Talos Energy, Inc.*	20,350	187,220

		9,658,949

Paper & Forest Products — 0.8%
Boise Cascade Co.	39,790	1,496,502
Clearwater Paper Corp.*	16,900	610,597
Mercer International, Inc. (Germany)	40,600	331,296
Neenah, Inc.	17,038	842,699
P.H. Glatfelter Co.	44,750	718,238
Schweitzer-Mauduit International, Inc.	31,696	1,058,963

		5,058,295

Personal Products — 0.5%
Inter Parfums, Inc.	17,900	861,885
Medifast, Inc.(a)	11,990	1,663,852
USANA Health Sciences, Inc.*	12,400	910,532

		3,436,269

Pharmaceuticals — 1.4%
AMAG Pharmaceuticals, Inc.*(a)	34,750	265,837

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Amphastar Pharmaceuticals, Inc.*(a)	34,250	$769,255
ANI Pharmaceuticals, Inc.*	9,590	310,141
Corcept Therapeutics, Inc.*(a)	104,600	1,759,372
Endo International PLC*	207,300	711,039
Innoviva, Inc.*	67,800	947,844
Lannett Co., Inc.*(a)	33,700	244,662
Pacira BioSciences, Inc.*(a)	42,780	2,244,667
Phibro Animal Health Corp. (Class A Stock)	20,500	538,535
Supernus Pharmaceuticals, Inc.*	53,310	1,266,112

		9,057,464

Professional Services — 1.2%
Exponent, Inc.	52,340	4,235,876
Forrester Research, Inc.*	10,932	350,261
Heidrick & Struggles International, Inc.	19,624	424,271
Kelly Services, Inc. (Class A Stock)	33,739	533,583
Korn Ferry	55,900	1,717,807
Resources Connection, Inc.	30,500	365,085
TrueBlue, Inc.*	36,648	559,615

		8,186,498

Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.*	23,950	691,197
RE/MAX Holdings, Inc. (Class A Stock)	18,400	578,312
Realogy Holdings Corp.(a)	117,100	867,711
St. Joe Co. (The)*(a)	31,650	614,643

		2,751,863

Road & Rail — 0.8%
ArcBest Corp.	25,645	679,849
Heartland Express, Inc.	47,048	979,539
Marten Transport Ltd.	39,600	996,336
Saia, Inc.*(a)	26,500	2,946,270

		5,601,994

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc.*	38,837	2,632,760
Axcelis Technologies, Inc.*	33,350	928,798
Brooks Automation, Inc.	74,895	3,313,355
CEVA, Inc.*	22,400	838,208
Cohu, Inc.	42,297	733,430
Diodes, Inc.*(a)	42,370	2,148,159
DSP Group, Inc.*	23,578	374,419
FormFactor, Inc.*	77,300	2,267,209
Ichor Holdings Ltd.*	23,150	615,327
Kulicke & Soffa Industries, Inc. (Singapore)	63,382	1,320,247
MaxLinear, Inc.*(a)	66,850	1,434,601
Onto Innovation, Inc.*(a)	48,287	1,643,689
PDF Solutions, Inc.*	28,600	559,416
Photronics, Inc.*	66,080	735,470
Power Integrations, Inc.(a)	30,330	3,582,883
Rambus, Inc.*	114,970	1,747,544
SMART Global Holdings, Inc.*(a)	13,900	377,802
Ultra Clean Holdings, Inc.*	40,570	918,099
Veeco Instruments, Inc.*(a)	50,143	676,429

		26,847,845

SEE NOTES TO FINANCIAL STATEMENTS.

A163

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software — 2.7%
8x8, Inc.*(a)	105,200	$1,683,200
Agilysys, Inc.*	20,282	363,859
Alarm.com Holdings, Inc.*(a)	43,090	2,792,663
Bottomline Technologies DE, Inc.*	38,560	1,957,691
Ebix, Inc.(a)	22,597	505,269
LivePerson, Inc.*(a)	62,510	2,589,790
MicroStrategy, Inc. (Class A Stock)*	7,870	930,942
OneSpan, Inc.*	33,100	924,483
Progress Software Corp.	45,447	1,761,071
SPS Commerce, Inc.*	35,450	2,663,004
Xperi Holding Corp.	116,735	1,723,009

		17,894,981

Specialty Retail — 3.4%
Abercrombie & Fitch Co. (Class A Stock)(a)	62,500	665,000
America’s Car-Mart, Inc.*	6,400	562,368
Asbury Automotive Group, Inc.*	19,660	1,520,308
Barnes & Noble Education, Inc.*	38,526	61,642
Bed Bath & Beyond, Inc.(a)	128,450	1,361,570
Boot Barn Holdings, Inc.*(a)	29,320	632,139
Buckle, Inc. (The)(a)	28,959	454,077
Caleres, Inc.	40,454	337,386
Cato Corp. (The) (Class A Stock)(a)	21,253	173,850
Chico’s FAS, Inc.	120,050	165,669
Children’s Place, Inc. (The)(a)	14,815	554,377
Conn’s, Inc.*(a)	19,400	195,746
Designer Brands, Inc. (Class A Stock)(a)	55,100	373,027
Express, Inc.*(a)	63,930	98,452
GameStop Corp. (Class A Stock)*(a)	65,730	285,268
Genesco, Inc.*(a)	14,162	306,749
Group 1 Automotive, Inc.	17,354	1,144,843
Guess?, Inc.(a)	44,620	431,476
Haverty Furniture Cos., Inc.(a)	17,511	280,176
Hibbett Sports, Inc.*(a)	16,796	351,708
Lithia Motors, Inc. (Class A Stock)	22,540	3,410,978
Lumber Liquidators Holdings, Inc.*(a)	29,022	402,245
MarineMax, Inc.*	21,742	486,803
Michaels Cos., Inc. (The)*(a)	77,300	546,511
Monro, Inc.(a)	33,852	1,859,829
Office Depot, Inc.	532,550	1,251,493
Rent-A-Center, Inc.(a)	49,150	1,367,353
Shoe Carnival, Inc.(a)	8,960	262,259
Signet Jewelers Ltd.(a)	53,100	545,337
Sleep Number Corp.*(a)	28,050	1,168,002
Sonic Automotive, Inc. (Class A Stock)	24,447	780,104
Zumiez, Inc.*	20,400	558,552

		22,595,297

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.*(a)	120,100	839,499
Diebold Nixdorf, Inc.*(a)	78,650	476,619

		1,316,118

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.*	151,600	2,369,508
Crocs, Inc.*(a)	68,393	2,518,230

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Fossil Group, Inc.*(a)	47,000	$218,550
G-III Apparel Group Ltd.*(a)	43,900	583,431
Kontoor Brands, Inc.	47,370	843,660
Movado Group, Inc.(a)	16,467	178,502
Oxford Industries, Inc.(a)	17,066	751,075
Steven Madden Ltd.(a)	77,635	1,916,808
Unifi, Inc.*	14,780	190,366
Vera Bradley, Inc.*	23,200	103,008
Wolverine World Wide, Inc.	82,424	1,962,516

		11,635,654

Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.*(a)	52,690	1,163,395
Flagstar Bancorp, Inc.	35,200	1,035,936
HomeStreet, Inc.	23,760	584,734
Meta Financial Group, Inc.	32,300	586,891
NMI Holdings, Inc. (Class A Stock)*	86,000	1,382,880
Northfield Bancorp, Inc.	43,700	503,424
Northwest Bancshares, Inc.	120,160	1,228,636
Provident Financial Services, Inc.	60,860	879,427
TrustCo Bank Corp.	97,295	615,877
Walker & Dunlop, Inc.	29,320	1,489,749

		9,470,949

Tobacco — 0.3%
Universal Corp.	24,800	1,054,248
Vector Group Ltd.	121,182	1,219,091

		2,273,339

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	39,338	2,454,298
DXP Enterprises, Inc.*	16,450	327,520
Foundation Building Materials, Inc.*	17,850	278,639
GMS, Inc.*	42,850	1,053,681
Kaman Corp.	28,052	1,166,963
NOW, Inc.*	110,950	957,498
Veritiv Corp.*	12,590	213,526

		6,452,125

Water Utilities — 0.8%
American States Water Co.	37,482	2,947,210
California Water Service Group	49,460	2,359,242

		5,306,452

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	47,560	2,344,232
Spok Holdings, Inc.	17,520	163,812

		2,508,044

TOTAL COMMON STOCKS (cost $538,609,280)		655,469,018

EXCHANGE-TRADED FUND — 0.1%
iShares Core S&P Small-Cap ETF, Class E(a)	14,100	962,889

(cost $723,161)
TOTAL LONG-TERM INVESTMENTS (cost $539,332,441)		656,431,907

SEE NOTES TO FINANCIAL STATEMENTS.

A164

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 29.7%
AFFILIATED MUTUAL FUNDS — 29.7%
PGIM Core Ultra Short Bond Fund(w)	792,289	$792,289
PGIM Institutional Money Market Fund (cost $194,095,254; includes $194,012,291 of cash collateral for securities on loan)(b)(w)	194,381,939	194,381,939

TOTAL AFFILIATED MUTUAL FUNDS (cost $194,887,543)		195,174,228

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
0.150%	09/17/20	250	249,924

(cost $249,919)

TOTAL SHORT-TERM INVESTMENTS (cost $195,137,462)			195,424,152

TOTAL INVESTMENTS—129.4% (cost $734,469,903)			851,856,059

Liabilities in excess of other assets(z) — (29.4)%			(193,704,599)

NET ASSETS — 100.0%			$658,151,460

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,215,870; cash collateral of $194,012,291 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
22	Russell 2000 E-Mini Index	Sep. 2020	$1,581,360	$(221)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$249,924

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$9,630,108	$—	$—
Air Freight & Logistics	4,770,268	—	—
Airlines	3,779,220	—	—
Auto Components	13,742,371	—	—
Automobiles	2,283,800	—	—
Banks	49,148,850	—	—
Beverages	2,308,473	—	—
Biotechnology	16,641,064	—	—
Building Products	17,497,567	—	—
Capital Markets	5,835,686	—	—
Chemicals	18,490,996	—	—
Commercial Services & Supplies	11,676,319	—	—
Communications Equipment	6,996,603	—	—
Construction & Engineering	5,513,238	—	—
Construction Materials	400,520	—	—
Consumer Finance	6,313,644	—	—
Containers & Packaging	527,729	—	—
Distributors	1,142,689	—	—
Diversified Consumer Services	1,758,645	—	—
Diversified Telecommunication Services	10,110,818	—	—
Electric Utilities	2,771,656	—	—
Electrical Equipment	5,120,720	—	—
Electronic Equipment, Instruments & Components	24,831,075	—	—
Energy Equipment & Services	10,000,881	—	—
Entertainment	1,547,306	—	—
Equity Real Estate Investment Trusts (REITs)	51,679,170	—	—
Food & Staples Retailing	4,018,804	—	—
Food Products	7,694,613	—	—
Gas Utilities	4,075,721	—	—
Health Care Equipment & Supplies	24,877,722	—	—
Health Care Providers & Services	18,275,212	—	—
Health Care Technology	10,366,527	—	—
Hotels, Restaurants & Leisure	12,377,674	—	—
Household Durables	16,387,992	—	—
Household Products	4,448,221	—	—
Industrial Conglomerates	783,609	—	—
Insurance	20,300,722	—	—
Interactive Media & Services	496,327	—	—
Internet & Direct Marketing Retail	4,617,658	—	—
IT Services	14,288,909	—	—
Leisure Products	6,705,303	—	—
Life Sciences Tools & Services	7,398,114	—	—
Machinery	37,330,899	—	—
Marine	1,270,215	—	—
Media	2,880,259	—	—
Metals & Mining	8,006,551	—	—
Mortgage Real Estate Investment Trusts (REITs)	7,974,056	—	—
Multiline Retail	3,836,084	—	—
Multi-Utilities	2,486,274	—	—
Oil, Gas & Consumable Fuels	9,658,949	—	—
Paper & Forest Products	5,058,295	—	—
Personal Products	3,436,269	—	—
Pharmaceuticals	9,057,464	—	—
Professional Services	8,186,498	—	—
Real Estate Management & Development	2,751,863	—	—
Road & Rail	5,601,994	—	—
Semiconductors & Semiconductor Equipment	26,847,845	—	—
Software	17,894,981	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A166

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Specialty Retail	$22,595,297	$—	$—
Technology Hardware, Storage & Peripherals	1,316,118	—	—
Textiles, Apparel & Luxury Goods	11,635,654	—	—
Thrifts & Mortgage Finance	9,470,949	—	—
Tobacco	2,273,339	—	—
Trading Companies & Distributors	6,452,125	—	—
Water Utilities	5,306,452	—	—
Wireless Telecommunication Services	2,508,044	—	—
Exchange-Traded Fund	962,889	—	—
Affiliated Mutual Funds	195,174,228	—	—
U.S. Treasury Obligation	—	249,924	—

Total	$851,606,135	$249,924	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(221)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (29.5% represents investments purchased with collateral from securities on loan)	29.7%
Equity Real Estate Investment Trusts (REITs)	7.8
Banks	7.5
Machinery	5.7
Semiconductors & Semiconductor Equipment	4.1
Health Care Equipment & Supplies	3.8
Electronic Equipment, Instruments & Components	3.8
Specialty Retail	3.4
Insurance	3.1
Chemicals	2.8
Health Care Providers & Services	2.8
Software	2.7
Building Products	2.6
Biotechnology	2.5
Household Durables	2.5
IT Services	2.2
Auto Components	2.1
Hotels, Restaurants & Leisure	1.9
Commercial Services & Supplies	1.8
Textiles, Apparel & Luxury Goods	1.8
Health Care Technology	1.6
Diversified Telecommunication Services	1.5
Energy Equipment & Services	1.5
Oil, Gas & Consumable Fuels	1.5
Aerospace & Defense	1.5
Thrifts & Mortgage Finance	1.4
Pharmaceuticals	1.4
Professional Services	1.2
Metals & Mining	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.2
Food Products	1.2

Life Sciences Tools & Services	1.1%
Communications Equipment	1.1
Leisure Products	1.0
Trading Companies & Distributors	1.0
Consumer Finance	1.0
Capital Markets	0.9
Road & Rail	0.8
Construction & Engineering	0.8
Water Utilities	0.8
Electrical Equipment	0.8
Paper & Forest Products	0.8
Air Freight & Logistics	0.7
Internet & Direct Marketing Retail	0.7
Household Products	0.7
Gas Utilities	0.6
Food & Staples Retailing	0.6
Multiline Retail	0.6
Airlines	0.6
Personal Products	0.5
Media	0.4
Electric Utilities	0.4
Real Estate Management & Development	0.4
Wireless Telecommunication Services	0.4
Multi-Utilities	0.4
Beverages	0.3
Automobiles	0.3
Tobacco	0.3
Diversified Consumer Services	0.3
Entertainment	0.2
Technology Hardware, Storage & Peripherals	0.2
Marine	0.2
Distributors	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A167

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Exchange-Traded Fund	0.1%
Industrial Conglomerates	0.1
Containers & Packaging	0.1
Interactive Media & Services	0.1
Construction Materials	0.1
U.S. Treasury Obligation	0.0 *

129.4
Liabilities in excess of other assets	(29.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$221*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(363,009)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$16,987	$(29,990)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,662,090

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$191,215,870	$(191,215,870)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

SMALL CAPITALIZATION STOCK PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $191,215,870:
Unaffiliated investments (cost $539,582,360)	$656,681,831
Affiliated investments (cost $194,887,543)	195,174,228
Receivable for investments sold	6,010,161
Dividends and interest receivable	688,749
Due from broker-variation margin futures	15,840
Receivable for Portfolio shares sold	14,176
Tax reclaim receivable	1,309
Prepaid expenses	817

Total Assets	858,587,111

LIABILITIES
Payable to broker for collateral for securities on loan	194,012,291
Payable for investments purchased	5,438,738
Payable for Portfolio shares repurchased	423,729
Accrued expenses and other liabilities	304,584
Management fee payable	189,966
Payable to custodian	64,108
Payable to affiliate	1,309
Affiliated transfer agent fee payable	926

Total Liabilities	200,435,651

NET ASSETS	$658,151,460

Net assets were comprised of:
Partners’ Equity	$658,151,460

Net asset value and redemption price per share, $658,151,460 / 18,638,510 outstanding shares of beneficial interest	$35.31

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $5,490 foreign withholding tax)	$4,116,783
Income from securities lending, net (including affiliated income of $189,621)	473,212
Affiliated dividend income	10,155
Interest income	417

Total income	4,600,567

EXPENSES
Management fee	1,174,178
Shareholders’ reports	55,711
Custodian and accounting fees	50,619
Audit fee	12,730
Trustees’ fees	9,152
Legal fees and expenses	7,095
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	12,728

Total expenses	1,327,525

NET INVESTMENT INCOME (LOSS)	3,273,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(139,466))	506,900
Futures transactions	(363,009)

143,891

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $252,965)	(151,856,052)
Futures	(29,990)

(151,886,042)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(151,742,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(148,469,109)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,273,042	$9,157,915
Net realized gain (loss) on investment transactions	143,891	51,329,626
Net change in unrealized appreciation (depreciation) on investments	(151,886,042)	98,364,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(148,469,109)	158,851,652

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [233,043 and 457,311 shares, respectively]	7,775,086	18,453,240
Portfolio shares repurchased [973,874 and 1,807,785 shares, respectively]	(35,115,507)	(71,967,512)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(27,340,421)	(53,514,272)

TOTAL INCREASE (DECREASE)	(175,809,530)	105,337,380
NET ASSETS:
Beginning of period	833,960,990	728,623,610

End of period	$658,151,460	$833,960,990

SEE NOTES TO FINANCIAL STATEMENTS.

A170

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.7%
Boeing Co. (The)	93,536	$17,145,149
General Dynamics Corp.	41,300	6,172,698
Howmet Aerospace, Inc.	69,992	1,109,373
Huntington Ingalls Industries, Inc.	7,400	1,291,226
L3Harris Technologies, Inc.	38,980	6,613,737
Lockheed Martin Corp.	43,758	15,968,169
Northrop Grumman Corp.	27,726	8,524,081
Raytheon Technologies Corp.	258,148	15,907,080
Teledyne Technologies, Inc.*	5,500	1,710,225
Textron, Inc.	41,450	1,364,120
TransDigm Group, Inc.(a)	8,800	3,890,040

		79,695,898

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	24,100	1,905,346
Expeditors International of Washington, Inc.	30,100	2,288,804
FedEx Corp.	42,640	5,978,981
United Parcel Service, Inc. (Class B Stock)	123,600	13,741,848

		23,914,979

Airlines — 0.2%
Alaska Air Group, Inc.	22,000	797,720
American Airlines Group, Inc.(a)	70,100	916,207
Delta Air Lines, Inc.(a)	101,200	2,838,660
Southwest Airlines Co.	89,737	3,067,211
United Airlines Holdings, Inc.*(a)	43,900	1,519,379

		9,139,177

Auto Components — 0.1%
Aptiv PLC	44,900	3,498,608
BorgWarner, Inc.(a)	37,000	1,306,100

		4,804,708

Automobiles — 0.2%
Ford Motor Co.(a)	682,959	4,152,391
General Motors Co.	221,200	5,596,360

		9,748,751

Banks — 3.6%
Bank of America Corp.	1,382,882	32,843,447
Citigroup, Inc.	368,722	18,841,694
Citizens Financial Group, Inc.	77,400	1,953,576
Comerica, Inc.	25,850	984,885
Fifth Third Bancorp	125,849	2,426,369
First Republic Bank	29,600	3,137,304
Huntington Bancshares, Inc.	183,075	1,654,083
JPMorgan Chase & Co.	538,895	50,688,464
KeyCorp	177,600	2,163,168
M&T Bank Corp.	23,700	2,464,089
People’s United Financial, Inc.(a)	77,900	901,303
PNC Financial Services Group, Inc. (The)	77,093	8,110,955
Regions Financial Corp.	171,712	1,909,437
SVB Financial Group*	9,300	2,004,429
Truist Financial Corp.	235,226	8,832,736

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
U.S. Bancorp	242,381	$8,924,468
Wells Fargo & Co.	664,876	17,020,826
Zions Bancorp NA(a)	30,000	1,020,000

		165,881,233

Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)(a)	32,025	2,038,712
Coca-Cola Co. (The)	678,350	30,308,678
Constellation Brands, Inc. (Class A Stock)	29,700	5,196,015
Molson Coors Beverage Co. (Class B Stock)(a)	33,200	1,140,752
Monster Beverage Corp.*	68,300	4,734,556
PepsiCo, Inc.	245,294	32,442,584

		75,861,297

Biotechnology — 2.4%
AbbVie, Inc.	310,389	30,473,992
Alexion Pharmaceuticals, Inc.*	39,200	4,399,808
Amgen, Inc.	104,694	24,693,127
Biogen, Inc.*	29,915	8,003,758
Gilead Sciences, Inc.	222,600	17,126,844
Incyte Corp.*	31,400	3,264,658
Regeneron Pharmaceuticals, Inc.*	17,810	11,107,207
Vertex Pharmaceuticals, Inc.*	45,500	13,209,105

		112,278,499

Building Products — 0.4%
A.O. Smith Corp.	24,800	1,168,576
Allegion PLC(a)	16,533	1,690,003
Carrier Global Corp.	142,767	3,172,283
Fortune Brands Home & Security, Inc.(a)	25,100	1,604,643
Johnson Controls International PLC	137,115	4,681,106
Masco Corp.	51,230	2,572,258
Trane Technologies PLC	42,200	3,754,956

		18,643,825

Capital Markets — 2.6%
Ameriprise Financial, Inc.	22,750	3,413,410
Bank of New York Mellon Corp. (The)	148,949	5,756,879
BlackRock, Inc.	26,740	14,548,967
Cboe Global Markets, Inc.	19,800	1,846,944
Charles Schwab Corp. (The)	200,500	6,764,870
CME Group, Inc.	63,310	10,290,407
E*TRADE Financial Corp.	40,710	2,024,508
Franklin Resources, Inc.(a)	50,800	1,065,276
Goldman Sachs Group, Inc. (The)	54,820	10,833,528
Intercontinental Exchange, Inc.	97,990	8,975,884
Invesco Ltd.(a)	70,800	761,808
MarketAxess Holdings, Inc.	6,700	3,356,164
Moody’s Corp.	28,620	7,862,773
Morgan Stanley	205,310	9,916,473
MSCI, Inc.	14,900	4,973,918
Nasdaq, Inc.	20,300	2,425,241
Northern Trust Corp.	37,500	2,975,250
Raymond James Financial, Inc.	22,600	1,555,558

SEE NOTES TO FINANCIAL STATEMENTS.

A171

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	43,080	$14,193,999
State Street Corp.	63,975	4,065,611
T. Rowe Price Group, Inc.	41,100	5,075,850

		122,683,318

Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,800	9,368,648
Albemarle Corp.(a)	18,600	1,436,106
Celanese Corp.	21,400	1,847,676
CF Industries Holdings, Inc.	39,800	1,119,972
Corteva, Inc.(a)	132,356	3,545,817
Dow, Inc.(a)	130,222	5,307,849
DuPont de Nemours, Inc.	130,056	6,909,875
Eastman Chemical Co.	24,400	1,699,216
Ecolab, Inc.	44,400	8,833,380
FMC Corp.	23,150	2,306,203
International Flavors & Fragrances, Inc.(a)	18,740	2,294,901
Linde PLC (United Kingdom)	92,900	19,705,019
LyondellBasell Industries NV (Class A Stock)(a)	45,400	2,983,688
Mosaic Co. (The)	60,800	760,608
PPG Industries, Inc.	41,500	4,401,490
Sherwin-Williams Co. (The)	14,500	8,378,825

		80,899,273

Commercial Services & Supplies — 0.4%
Cintas Corp.(a)	14,900	3,968,764
Copart, Inc.*	35,900	2,989,393
Republic Services, Inc.	37,435	3,071,542
Rollins, Inc.	24,750	1,049,152
Waste Management, Inc.	69,130	7,321,558

		18,400,409

Communications Equipment — 0.9%
Arista Networks, Inc.*(a)	9,600	2,016,288
Cisco Systems, Inc.	746,275	34,806,266
F5 Networks, Inc.*	11,000	1,534,280
Juniper Networks, Inc.	59,700	1,364,742
Motorola Solutions, Inc.	30,127	4,221,696

		43,943,272

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	23,800	2,018,240
Quanta Services, Inc.	26,200	1,027,826

		3,046,066

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	2,272,270
Vulcan Materials Co.	23,300	2,699,305

		4,971,575

Consumer Finance — 0.5%
American Express Co.	118,500	11,281,200
Capital One Financial Corp.	82,069	5,136,699
Discover Financial Services	55,805	2,795,272
Synchrony Financial	100,830	2,234,393

		21,447,564

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging — 0.3%
Amcor PLC(a)	284,200	$2,901,682
Avery Dennison Corp.	14,900	1,699,941
Ball Corp.	57,800	4,016,522
International Paper Co.	70,167	2,470,580
Packaging Corp. of America	16,700	1,666,660
Sealed Air Corp.	28,620	940,167
Westrock Co.	45,261	1,279,076

		14,974,628

Distributors — 0.1%
Genuine Parts Co.	25,925	2,254,438
LKQ Corp.*	55,100	1,443,620

		3,698,058

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	35,900	512,652

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	344,060	61,418,151

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,261,771	38,143,338
CenturyLink, Inc.(a)	172,143	1,726,594
Verizon Communications, Inc.	727,538	40,109,170

		79,979,102

Electric Utilities — 1.8%
Alliant Energy Corp.	42,000	2,009,280
American Electric Power Co., Inc.	87,440	6,963,722
Duke Energy Corp.(a)	128,748	10,285,678
Edison International	62,900	3,416,099
Entergy Corp.	35,000	3,283,350
Evergy, Inc.	40,700	2,413,103
Eversource Energy	57,200	4,763,044
Exelon Corp.	170,573	6,190,094
FirstEnergy Corp.	94,780	3,675,568
NextEra Energy, Inc.	86,075	20,672,633
NRG Energy, Inc.	46,400	1,510,784
Pinnacle West Capital Corp.(a)	20,200	1,480,458
PPL Corp.	135,000	3,488,400
Southern Co. (The)	185,200	9,602,620
Xcel Energy, Inc.	91,995	5,749,687

		85,504,520

Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	3,592,674
Eaton Corp. PLC	72,761	6,365,132
Emerson Electric Co.	107,200	6,649,616
Rockwell Automation, Inc.	20,420	4,349,460

		20,956,882

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	52,300	5,010,863
CDW Corp.	25,200	2,927,736
Corning, Inc.(a)	134,900	3,493,910
FLIR Systems, Inc.	24,100	977,737
IPG Photonics Corp.*	6,600	1,058,574
Keysight Technologies, Inc.*	33,300	3,355,974
TE Connectivity Ltd.	59,000	4,811,450

SEE NOTES TO FINANCIAL STATEMENTS.

A172

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	9,500	$2,431,525

		24,067,769

Energy Equipment & Services — 0.2%
Baker Hughes Co.	114,048	1,755,199
Halliburton Co.	154,000	1,998,920
National Oilwell Varco, Inc.(a)	68,400	837,900
Schlumberger Ltd.	242,798	4,465,055
TechnipFMC PLC (United Kingdom)	74,200	507,528

		9,564,602

Entertainment — 2.0%
Activision Blizzard, Inc.	135,700	10,299,630
Electronic Arts, Inc.*	51,500	6,800,575
Live Nation Entertainment, Inc.*(a)	24,800	1,099,384
Netflix, Inc.*	77,290	35,170,041
Take-Two Interactive Software, Inc.*	20,000	2,791,400
Walt Disney Co. (The)	317,072	35,356,699

		91,517,729

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	21,480	3,485,130
American Tower Corp.	78,000	20,166,120
Apartment Investment & Management Co. (Class A Stock)	27,387	1,030,847
AvalonBay Communities, Inc.	24,518	3,791,464
Boston Properties, Inc.	25,300	2,286,614
Crown Castle International Corp.	73,500	12,300,225
Digital Realty Trust, Inc.(a)	46,300	6,579,693
Duke Realty Corp.	64,500	2,282,655
Equinix, Inc.	15,525	10,903,207
Equity Residential	61,300	3,605,666
Essex Property Trust, Inc.	11,670	2,674,414
Extra Space Storage, Inc.(a)	22,800	2,106,036
Federal Realty Investment Trust	12,400	1,056,604
Healthpeak Properties, Inc.	85,800	2,364,648
Host Hotels & Resorts, Inc.(a)	127,426	1,374,927
Iron Mountain, Inc.(a)	50,830	1,326,663
Kimco Realty Corp.(a)	74,500	956,580
Mid-America Apartment Communities, Inc.	20,100	2,304,867
Prologis, Inc.	130,328	12,163,512
Public Storage	26,750	5,133,057
Realty Income Corp.	58,300	3,468,850
Regency Centers Corp.	29,700	1,362,933
SBA Communications Corp.	19,830	5,907,754
Simon Property Group, Inc.	53,861	3,683,015
SL Green Realty Corp.(a)	14,900	734,421
UDR, Inc.	51,400	1,921,332
Ventas, Inc.(a)	65,404	2,395,094
Vornado Realty Trust(a)	28,257	1,079,700
Welltower, Inc.	71,200	3,684,600
Weyerhaeuser Co.	130,730	2,936,196

		125,066,824

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	77,792	23,587,312

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Kroger Co. (The)	140,700	$4,762,695
Sysco Corp.	89,500	4,892,070
Walgreens Boots Alliance, Inc.	131,500	5,574,285
Walmart, Inc.	250,100	29,956,978

		68,773,340

Food Products — 1.1%
Archer-Daniels-Midland Co.(a)	97,938	3,907,726
Campbell Soup Co.(a)	30,600	1,518,678
Conagra Brands, Inc.	85,400	3,003,518
General Mills, Inc.(a)	106,000	6,534,900
Hershey Co. (The)	26,100	3,383,082
Hormel Foods Corp.(a)	48,800	2,355,576
J.M. Smucker Co. (The)(a)	20,100	2,126,781
Kellogg Co.(a)	43,700	2,886,822
Kraft Heinz Co. (The)	109,237	3,483,568
Lamb Weston Holdings, Inc.(a)	25,700	1,643,001
McCormick & Co., Inc.(a)	21,700	3,893,197
Mondelez International, Inc. (Class A Stock)	253,811	12,977,357
Tyson Foods, Inc. (Class A Stock)	51,800	3,092,978

		50,807,184

Gas Utilities — 0.0%
Atmos Energy Corp.	21,000	2,091,180

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	310,925	28,427,873
ABIOMED, Inc.*	8,200	1,980,792
Align Technology, Inc.*	12,600	3,457,944
Baxter International, Inc.	90,300	7,774,830
Becton, Dickinson & Co.	52,049	12,453,764
Boston Scientific Corp.*	244,499	8,584,360
Cooper Cos., Inc. (The)	8,830	2,504,541
Danaher Corp.	110,800	19,592,764
DENTSPLY SIRONA, Inc.(a)	39,300	1,731,558
DexCom, Inc.*	15,800	6,405,320
Edwards Lifesciences Corp.*	111,150	7,681,576
Hologic, Inc.*	47,400	2,701,800
IDEXX Laboratories, Inc.*	15,200	5,018,432
Intuitive Surgical, Inc.*(a)	20,390	11,618,834
Medtronic PLC	235,828	21,625,428
ResMed, Inc.	25,300	4,857,600
STERIS PLC	15,200	2,332,288
Stryker Corp.	56,870	10,247,405
Teleflex, Inc.	8,200	2,984,636
Varian Medical Systems, Inc.*(a)	16,200	1,984,824
West Pharmaceutical Services, Inc.	13,300	3,021,361
Zimmer Biomet Holdings, Inc.(a)	36,386	4,343,033

		171,330,963

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	27,300	2,751,021
Anthem, Inc.	44,600	11,728,908
Cardinal Health, Inc.	52,575	2,743,889
Centene Corp.*	102,468	6,511,841
Cigna Corp.	65,952	12,375,893
CVS Health Corp.	229,199	14,891,059
DaVita, Inc.*(a)	16,200	1,282,068

SEE NOTES TO FINANCIAL STATEMENTS.

A173

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	47,000	$4,561,820
Henry Schein, Inc.*(a)	26,500	1,547,335
Humana, Inc.	23,500	9,112,125
Laboratory Corp. of America Holdings*	17,400	2,890,314
McKesson Corp.	28,707	4,404,228
Quest Diagnostics, Inc.	23,800	2,712,248
UnitedHealth Group, Inc.	166,830	49,206,509
Universal Health Services, Inc. (Class B Stock)	14,800	1,374,772

		128,094,030

Health Care Technology — 0.1%
Cerner Corp.(a)	55,100	3,777,105

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(a)	75,900	1,246,278
Chipotle Mexican Grill, Inc.*	4,540	4,777,714
Darden Restaurants, Inc.	21,550	1,632,843
Domino’s Pizza, Inc.	6,800	2,512,192
Hilton Worldwide Holdings, Inc.	49,700	3,650,465
Las Vegas Sands Corp.	59,300	2,700,522
Marriott International, Inc. (Class A Stock)	47,623	4,082,720
McDonald’s Corp.	132,810	24,499,461
MGM Resorts International(a)	90,400	1,518,720
Norwegian Cruise Line Holdings Ltd.*(a)	37,500	616,125
Royal Caribbean Cruises Ltd.(a)	30,300	1,524,090
Starbucks Corp.	208,100	15,314,079
Wynn Resorts Ltd.	17,000	1,266,330
Yum! Brands, Inc.	53,100	4,614,921

		69,956,460

Household Durables — 0.4%
D.R. Horton, Inc.	59,600	3,304,820
Garmin Ltd.	25,400	2,476,500
Leggett & Platt, Inc.	23,800	836,570
Lennar Corp. (Class A Stock)	49,900	3,074,838
Mohawk Industries, Inc.*	10,900	1,109,184
Newell Brands, Inc.(a)	71,149	1,129,846
NVR, Inc.*	620	2,020,425
PulteGroup, Inc.	45,185	1,537,646
Whirlpool Corp.(a)	11,367	1,472,367

		16,962,196

Household Products — 1.7%
Church & Dwight Co., Inc.(a)	43,100	3,331,630
Clorox Co. (The)	22,300	4,891,951
Colgate-Palmolive Co.(a)	151,300	11,084,238
Kimberly-Clark Corp.	60,688	8,578,249
Procter & Gamble Co. (The)	439,176	52,512,274

		80,398,342

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	116,500	1,688,085

Industrial Conglomerates — 1.1%
3M Co.	101,570	15,843,904
General Electric Co.	1,531,847	10,462,515
Honeywell International, Inc.	125,900	18,203,881

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	18,300	$7,105,158

		51,615,458

Insurance — 1.8%
Aflac, Inc.	129,200	4,655,076
Allstate Corp. (The)	57,428	5,569,942
American International Group, Inc.	152,629	4,758,972
Aon PLC (Class A Stock)	41,325	7,959,195
Arthur J Gallagher & Co.	32,800	3,197,672
Assurant, Inc.	10,700	1,105,203
Chubb Ltd.	79,630	10,082,750
Cincinnati Financial Corp.	26,728	1,711,394
Everest Re Group Ltd.	7,200	1,484,640
Globe Life, Inc.(a)	17,575	1,304,592
Hartford Financial Services Group, Inc. (The)	63,300	2,440,215
Lincoln National Corp.(a)	36,263	1,334,116
Loews Corp.	46,026	1,578,231
Marsh & McLennan Cos., Inc.	89,000	9,555,930
MetLife, Inc.	137,980	5,039,030
Principal Financial Group, Inc.	45,700	1,898,378
Progressive Corp. (The)	103,400	8,283,374
Travelers Cos., Inc. (The)(a)	45,598	5,200,452
Unum Group	37,456	621,395
W.R. Berkley Corp.	25,500	1,460,895
Willis Towers Watson PLC	22,800	4,490,460

		83,731,912

Interactive Media & Services — 5.4%
Alphabet, Inc. (Class A Stock)*	52,949	75,084,330
Alphabet, Inc. (Class C Stock)*	51,980	73,479,448
Facebook, Inc. (Class A Stock)*	425,320	96,577,412
Twitter, Inc.*(a)	137,300	4,090,167

		249,231,357

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.*	74,260	204,869,973
Booking Holdings, Inc.*	7,430	11,831,086
eBay, Inc.	122,000	6,398,900
Expedia Group, Inc.	24,600	2,022,120

		225,122,079

IT Services — 5.6%
Accenture PLC (Class A Stock)	111,800	24,005,696
Akamai Technologies, Inc.*(a)	28,500	3,052,065
Automatic Data Processing, Inc.	76,460	11,384,129
Broadridge Financial Solutions, Inc.	20,500	2,586,895
Cognizant Technology Solutions Corp. (Class A Stock)	96,700	5,494,494
DXC Technology Co.	45,350	748,275
Fidelity National Information Services, Inc.	107,800	14,454,902
Fiserv, Inc.*	100,900	9,849,858
FleetCor Technologies, Inc.*	15,400	3,873,562
Gartner, Inc.*	15,700	1,904,881
Global Payments, Inc.	52,863	8,966,622
International Business Machines Corp.(a)	155,925	18,831,062

SEE NOTES TO FINANCIAL STATEMENTS.

A174

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Jack Henry & Associates, Inc.	13,500	$2,484,405
Leidos Holdings, Inc.	23,400	2,191,878
Mastercard, Inc. (Class A Stock)(a)	156,200	46,188,340
Paychex, Inc.	55,950	4,238,213
PayPal Holdings, Inc.*	206,600	35,995,918
VeriSign, Inc.*	18,200	3,764,306
Visa, Inc. (Class A Stock)(a)	299,000	57,757,830
Western Union Co. (The)(a)	75,004	1,621,587

		259,394,918

Leisure Products — 0.0%
Hasbro, Inc.	22,350	1,675,132

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	54,782	4,841,085
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,600	1,625,364
Illumina, Inc.*	25,960	9,614,286
IQVIA Holdings, Inc.*	31,700	4,497,596
Mettler-Toledo International, Inc.*	4,320	3,479,976
PerkinElmer, Inc.	19,800	1,942,182
Thermo Fisher Scientific, Inc.	70,600	25,581,204
Waters Corp.*(a)	11,600	2,092,640

		53,674,333

Machinery — 1.5%
Caterpillar, Inc.	97,600	12,346,400
Cummins, Inc.	27,000	4,678,020
Deere & Co.	55,650	8,745,398
Dover Corp.	25,600	2,471,936
Flowserve Corp.	23,600	673,072
Fortive Corp.	51,900	3,511,554
IDEX Corp.	13,400	2,117,736
Illinois Tool Works, Inc.	51,475	9,000,404
Ingersoll Rand, Inc.*	58,837	1,654,496
Otis Worldwide Corp.	71,383	4,058,837
PACCAR, Inc.	60,828	4,552,976
Parker-Hannifin Corp.	22,687	4,157,846
Pentair PLC	29,907	1,136,167
Snap-on, Inc.(a)	9,900	1,371,249
Stanley Black & Decker, Inc.	26,735	3,726,324
Westinghouse Air Brake Technologies Corp.	32,012	1,842,931
Xylem, Inc.	31,800	2,065,728

		68,111,074

Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	26,740	13,638,470
Comcast Corp. (Class A Stock)	798,592	31,129,116
Discovery, Inc. (Class A Stock)*(a)	28,000	590,800
Discovery, Inc. (Class C Stock)*	61,400	1,182,564
DISH Network Corp. (Class A Stock)*	45,075	1,555,538
Fox Corp. (Class A Stock)(a)	62,166	1,667,292
Fox Corp. (Class B Stock)	29,466	790,867
Interpublic Group of Cos., Inc. (The)	68,962	1,183,388
News Corp. (Class A Stock)(a)	68,125	807,963
News Corp. (Class B Stock)	22,800	272,460
Omnicom Group, Inc.(a)	38,300	2,091,180

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
ViacomCBS, Inc. (Class B Stock)(a)	94,866	$2,212,275

		57,121,913

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	254,512	2,944,704
Newmont Corp.	143,803	8,878,397
Nucor Corp.	53,900	2,231,999

		14,055,100

Multiline Retail — 0.5%
Dollar General Corp.	44,800	8,534,848
Dollar Tree, Inc.*	42,047	3,896,916
Kohl’s Corp.(a)	28,500	591,945
Target Corp.	89,468	10,729,897

		23,753,606

Multi-Utilities — 0.9%
Ameren Corp.(a)	43,200	3,039,552
CenterPoint Energy, Inc.	88,110	1,645,014
CMS Energy Corp.(a)	49,800	2,909,316
Consolidated Edison, Inc.	58,300	4,193,519
Dominion Energy, Inc.(a)	145,340	11,798,701
DTE Energy Co.	33,700	3,622,750
NiSource, Inc.	65,500	1,489,470
Public Service Enterprise Group, Inc.	88,700	4,360,492
Sempra Energy	49,954	5,856,108
WEC Energy Group, Inc.(a)	55,376	4,853,706

		43,768,628

Oil, Gas & Consumable Fuels — 2.5%
Apache Corp.	62,650	845,775
Cabot Oil & Gas Corp.	74,700	1,283,346
Chevron Corp.	332,662	29,683,430
Concho Resources, Inc.	35,300	1,817,950
ConocoPhillips	192,529	8,090,069
Devon Energy Corp.	70,100	794,934
Diamondback Energy, Inc.(a)	28,300	1,183,506
EOG Resources, Inc.	102,100	5,172,386
Exxon Mobil Corp.	744,304	33,285,275
Hess Corp.	45,475	2,356,060
HollyFrontier Corp.	26,200	765,040
Kinder Morgan, Inc.	341,643	5,182,724
Marathon Oil Corp.(a)	137,994	844,523
Marathon Petroleum Corp.	113,887	4,257,096
Noble Energy, Inc.	83,100	744,576
Occidental Petroleum Corp.(a)	156,728	2,868,122
ONEOK, Inc.	72,540	2,409,779
Phillips 66	78,464	5,641,562
Pioneer Natural Resources Co.	29,400	2,872,380
Valero Energy Corp.	72,200	4,246,804
Williams Cos., Inc. (The)	212,600	4,043,652

		118,388,989

Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	56,000	250,320
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	7,396,256

		7,646,576

SEE NOTES TO FINANCIAL STATEMENTS.

A175

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	405,240	$23,828,112
Eli Lilly & Co.	149,100	24,479,238
Johnson & Johnson	465,996	65,533,018
Merck & Co., Inc.	447,903	34,636,339
Mylan NV*	91,500	1,471,320
Perrigo Co. PLC	23,900	1,320,953
Pfizer, Inc.	973,523	31,834,202
Zoetis, Inc.	84,200	11,538,768

		194,641,950

Professional Services — 0.3%
Equifax, Inc.	21,400	3,678,232
IHS Markit Ltd.	70,400	5,315,200
Nielsen Holdings PLC	62,900	934,694
Robert Half International, Inc.(a)	21,600	1,141,128
Verisk Analytics, Inc.	28,800	4,901,760

		15,971,014

Real Estate Management & Development — 0.1%

CBRE Group, Inc. (Class A Stock)*(a)	58,800	2,658,936

Road & Rail — 1.0%
CSX Corp.	136,672	9,531,505
J.B. Hunt Transport Services, Inc.(a)	15,100	1,817,134
Kansas City Southern	17,500	2,612,575
Norfolk Southern Corp.(a)	46,000	8,076,220
Old Dominion Freight Line, Inc.	17,250	2,925,428
Union Pacific Corp.	122,300	20,677,261

		45,640,123

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	205,800	10,827,138
Analog Devices, Inc.	65,223	7,998,949
Applied Materials, Inc.	162,100	9,798,945
Broadcom, Inc.	69,920	22,067,451
Intel Corp.	753,900	45,105,837
KLA Corp.	27,900	5,425,992
Lam Research Corp.	25,500	8,248,230
Maxim Integrated Products, Inc.	47,500	2,878,975
Microchip Technology, Inc.(a)	42,000	4,423,020
Micron Technology, Inc.*	194,200	10,005,184
NVIDIA Corp.	108,590	41,254,427
Qorvo, Inc.*	20,486	2,264,318
QUALCOMM, Inc.	201,150	18,346,891
Skyworks Solutions, Inc.	30,400	3,886,944
Texas Instruments, Inc.(a)	164,600	20,899,262
Xilinx, Inc.	44,200	4,348,838

		217,780,401

Software — 9.1%
Adobe, Inc.*	85,375	37,164,591
ANSYS, Inc.*	15,100	4,405,123
Autodesk, Inc.*	38,670	9,249,477
Cadence Design Systems, Inc.*	49,700	4,769,212
Citrix Systems, Inc.	20,800	3,076,528
Fortinet, Inc.*	25,400	3,486,658
Intuit, Inc.	46,000	13,624,740
Microsoft Corp.	1,343,530	273,421,791
NortonLifeLock, Inc.	102,411	2,030,810

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Oracle Corp.	373,095	$20,620,961
Paycom Software, Inc.*(a)	8,700	2,694,651
salesforce.com, Inc.*	159,600	29,897,868
ServiceNow, Inc.*	33,300	13,488,498
Synopsys, Inc.*	26,400	5,148,000
Tyler Technologies, Inc.*	6,100	2,115,968

		425,194,876

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	12,560	1,789,172
AutoZone, Inc.*	4,280	4,828,354
Best Buy Co., Inc.	41,025	3,580,252
CarMax, Inc.*(a)	29,100	2,605,905
Gap, Inc. (The)(a)	37,187	469,300
Home Depot, Inc. (The)	191,269	47,914,797
L Brands, Inc.(a)	41,796	625,686
Lowe’s Cos., Inc.	135,275	18,278,358
O’Reilly Automotive, Inc.*	13,360	5,633,511
Ross Stores, Inc.	63,700	5,429,788
Tiffany & Co.	19,000	2,316,860
TJX Cos., Inc. (The)	214,100	10,824,896
Tractor Supply Co.	21,200	2,793,948
Ulta Beauty, Inc.*	10,270	2,089,123

		109,179,950

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	721,605	263,241,504
Hewlett Packard Enterprise Co.	232,166	2,258,975
HP, Inc.	259,966	4,531,207
NetApp, Inc.(a)	41,200	1,828,044
Seagate Technology PLC(a)	41,100	1,989,651
Western Digital Corp.(a)	52,168	2,303,217
Xerox Holdings Corp.	32,902	503,072

		276,655,670

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.(a)	62,100	701,109
NIKE, Inc. (Class B Stock)	219,400	21,512,170
PVH Corp.(a)	13,300	639,065
Ralph Lauren Corp.(a)	9,200	667,184
Tapestry, Inc.(a)	50,300	667,984
Under Armour, Inc. (Class A Stock)*	34,300	334,082
Under Armour, Inc. (Class C Stock)*(a)	33,303	294,399
VF Corp.	57,444	3,500,637

		28,316,630

Tobacco — 0.7%
Altria Group, Inc.	329,300	12,925,025
Philip Morris International, Inc.	273,800	19,182,428

		32,107,453

Trading Companies & Distributors — 0.2%
Fastenal Co.	100,600	4,309,704
United Rentals, Inc.*	13,440	2,003,098
W.W. Grainger, Inc.	7,820	2,456,731

		8,769,533

SEE NOTES TO FINANCIAL STATEMENTS.

A176

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	31,800	$4,091,388

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	94,800	9,873,420

TOTAL COMMON STOCKS (cost $1,396,333,814)		4,534,672,065

EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF(a)	39,800	12,325,662
SPDR S&P 500 ETF Trust(a)	14,000	4,317,040

TOTAL EXCHANGE-TRADED FUNDS (cost $14,523,422)		16,642,702

TOTAL LONG-TERM INVESTMENTS (cost $1,410,857,236)		4,551,314,767

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUNDS — 8.5%
PGIM Core Ultra Short Bond Fund(w)	86,852,887	86,852,887
PGIM Institutional Money Market Fund (cost $307,942,579; includes $307,768,313 of cash collateral for securities on loan)(b)(w)	308,848,059	308,848,059

TOTAL AFFILIATED MUTUAL FUNDS (cost $394,795,466)		395,700,946

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.130%	09/17/20	7,400	7,397,755

(cost $7,397,920)
TOTAL SHORT-TERM INVESTMENTS (cost $402,193,386)			403,098,701

TOTAL INVESTMENTS—106.6% (cost $1,813,050,622)			4,954,413,468
Liabilities in excess of other assets(z) — (6.6)%			(305,247,234)

NET ASSETS — 100.0%			$4,649,166,234

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $304,362,116; cash collateral of $307,768,313 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
589	S&P 500 E-Mini Index	Sep. 2020	$91,006,390	$833,558

SEE NOTES TO FINANCIAL STATEMENTS.

A177

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$7,397,755

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$79,695,898	$—	$—
Air Freight & Logistics	23,914,979	—	—
Airlines	9,139,177	—	—
Auto Components	4,804,708	—	—
Automobiles	9,748,751	—	—
Banks	165,881,233	—	—
Beverages	75,861,297	—	—
Biotechnology	112,278,499	—	—
Building Products	18,643,825	—	—
Capital Markets	122,683,318	—	—
Chemicals	80,899,273	—	—
Commercial Services & Supplies	18,400,409	—	—
Communications Equipment	43,943,272	—	—
Construction & Engineering	3,046,066	—	—
Construction Materials	4,971,575	—	—
Consumer Finance	21,447,564	—	—
Containers & Packaging	14,974,628	—	—
Distributors	3,698,058	—	—
Diversified Consumer Services	512,652	—	—
Diversified Financial Services	61,418,151	—	—
Diversified Telecommunication Services	79,979,102	—	—
Electric Utilities	85,504,520	—	—
Electrical Equipment	20,956,882	—	—
Electronic Equipment, Instruments & Components	24,067,769	—	—
Energy Equipment & Services	9,564,602	—	—
Entertainment	91,517,729	—	—
Equity Real Estate Investment Trusts (REITs)	125,066,824	—	—
Food & Staples Retailing	68,773,340	—	—
Food Products	50,807,184	—	—
Gas Utilities	2,091,180	—	—
Health Care Equipment & Supplies	171,330,963	—	—
Health Care Providers & Services	128,094,030	—	—
Health Care Technology	3,777,105	—	—
Hotels, Restaurants & Leisure	69,956,460	—	—
Household Durables	16,962,196	—	—
Household Products	80,398,342	—	—
Independent Power & Renewable Electricity Producers	1,688,085	—	—
Industrial Conglomerates	51,615,458	—	—
Insurance	83,731,912	—	—
Interactive Media & Services	249,231,357	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail	$225,122,079	$—	$—
IT Services	259,394,918	—	—
Leisure Products	1,675,132	—	—
Life Sciences Tools & Services	53,674,333	—	—
Machinery	68,111,074	—	—
Media	57,121,913	—	—
Metals & Mining	14,055,100	—	—
Multiline Retail	23,753,606	—	—
Multi-Utilities	43,768,628	—	—
Oil, Gas & Consumable Fuels	118,388,989	—	—
Personal Products	7,646,576	—	—
Pharmaceuticals	194,641,950	—	—
Professional Services	15,971,014	—	—
Real Estate Management & Development	2,658,936	—	—
Road & Rail	45,640,123	—	—
Semiconductors & Semiconductor Equipment	217,780,401	—	—
Software	425,194,876	—	—
Specialty Retail	109,179,950	—	—
Technology Hardware, Storage & Peripherals	276,655,670	—	—
Textiles, Apparel & Luxury Goods	28,316,630	—	—
Tobacco	32,107,453	—	—
Trading Companies & Distributors	8,769,533	—	—
Water Utilities	4,091,388	—	—
Wireless Telecommunication Services	9,873,420	—	—
Exchange-Traded Funds	16,642,702	—	—
Affiliated Mutual Funds	395,700,946	—	—
U.S. Treasury Obligation	—	7,397,755	—

Total	$4,947,015,713	$7,397,755	$—

Other Financial Instruments*
Assets
Futures Contracts	$833,558	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	9.1%
Affiliated Mutual Funds (6.6% represents investments purchased with collateral from securities on loan)	8.5
Technology Hardware, Storage & Peripherals	6.0
IT Services	5.6
Interactive Media & Services	5.4
Internet & Direct Marketing Retail	4.8
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.2
Health Care Equipment & Supplies	3.7
Banks	3.6
Health Care Providers & Services	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Capital Markets	2.6
Oil, Gas & Consumable Fuels	2.5
Biotechnology	2.4

Specialty Retail	2.4%
Entertainment	2.0
Electric Utilities	1.8
Insurance	1.8
Chemicals	1.7
Household Products	1.7
Diversified Telecommunication Services	1.7
Aerospace & Defense	1.7
Beverages	1.6
Hotels, Restaurants & Leisure	1.5
Food & Staples Retailing	1.5
Machinery	1.5
Diversified Financial Services	1.3
Media	1.2
Life Sciences Tools & Services	1.2
Industrial Conglomerates	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A179

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Food Products	1.1%
Road & Rail	1.0
Communications Equipment	0.9
Multi-Utilities	0.9
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.6
Electronic Equipment, Instruments & Components	0.5
Air Freight & Logistics	0.5
Multiline Retail	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Building Products	0.4
Commercial Services & Supplies	0.4
Household Durables	0.4
Exchange-Traded Funds	0.4
Professional Services	0.3
Containers & Packaging	0.3
Metals & Mining	0.3
Wireless Telecommunication Services	0.2
Automobiles	0.2
Energy Equipment & Services	0.2

Airlines	0.2%
Trading Companies & Distributors	0.2
Personal Products	0.2
U.S. Treasury Obligation	0.2
Construction Materials	0.1
Auto Components	0.1
Water Utilities	0.1
Health Care Technology	0.1
Distributors	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Diversified Consumer Services	0.0	*

	106.6
Liabilities in excess of other assets	(6.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$833,558	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$14,163	$(6,854,822)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(435,489)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$85,821,290

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$304,362,116	$(304,362,116)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A181

STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $304,362,116:
Unaffiliated investments (cost $1,418,255,156)	$4,558,712,522
Affiliated investments (cost $394,795,466)	395,700,946
Cash	43,186
Dividends and interest receivable	3,596,406
Due from broker-variation margin futures	1,251,625
Receivable for investments sold	401,788
Receivable for Portfolio shares sold	209,968
Tax reclaim receivable	5,592
Prepaid expenses	4,407

Total Assets	4,959,926,440

LIABILITIES
Payable to broker for collateral for securities on loan	307,768,313
Management fee payable	1,115,655
Payable for Portfolio shares repurchased	1,001,283
Payable for investments purchased	630,724
Accrued expenses and other liabilities	243,305
Affiliated transfer agent fee payable	926

Total Liabilities	310,760,206

NET ASSETS	$4,649,166,234

Net assets were comprised of:
Partners’ Equity	$4,649,166,234

Net asset value and redemption price per share, $4,649,166,234 / 64,690,052 outstanding shares of beneficial interest	$71.87

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$43,720,833
Income from securities lending, net (including affiliated income of $664,750)	685,349
Affiliated dividend income	533,088
Interest income	3,405

Total income	44,942,675

EXPENSES
Management fee	6,545,107
Custodian and accounting fees	130,781
Shareholders’ reports	78,159
Trustees’ fees	31,267
Legal fees and expenses	13,532
Audit fee	12,462
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	40,461

Total expenses	6,857,081

NET INVESTMENT INCOME (LOSS)	38,085,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,503)	5,344,743
Futures transactions	(6,854,822)

(1,510,079)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $863,655)	(194,319,219)
Futures	(435,489)

(194,754,708)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(196,264,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(158,179,193)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$38,085,594	$72,524,098
Net realized gain (loss) on investment transactions	(1,510,079)	79,062,396
Net change in unrealized appreciation (depreciation) on investments	(194,754,708)	988,963,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(158,179,193)	1,140,550,086

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,356,978 and 2,978,605 shares, respectively]	170,616,971	192,206,253
Portfolio shares repurchased [1,737,399 and 3,748,907 shares, respectively]	(120,172,544)	(248,177,505)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	50,444,427	(55,971,252)

TOTAL INCREASE (DECREASE)	(107,734,766)	1,084,578,834
NET ASSETS:
Beginning of period	4,756,901,000	3,672,322,166

End of period	$4,649,166,234	$4,756,901,000

SEE NOTES TO FINANCIAL STATEMENTS.

A182

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 2.7%
Northrop Grumman Corp.	50,350	$15,479,604
Raytheon Technologies Corp.	255,549	15,746,930

		31,226,534

Automobiles — 1.2%
General Motors Co.	568,110	14,373,183

Banks — 11.2%
Bank of America Corp.	916,221	21,760,249
Citigroup, Inc.	489,394	25,008,034
JPMorgan Chase & Co.	453,423	42,648,967
PNC Financial Services Group, Inc. (The)	162,401	17,086,209
Truist Financial Corp.	521,133	19,568,544
Wells Fargo & Co.	190,309	4,871,910

		130,943,913

Beverages — 1.7%
PepsiCo, Inc.	151,559	20,045,193

Biotechnology — 1.3%
AbbVie, Inc.	156,213	15,336,992

Building Products — 1.8%
Johnson Controls International PLC	606,485	20,705,398

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	119,360	23,587,923

Chemicals — 5.9%
Dow, Inc.(a)	440,609	17,959,223
FMC Corp.	200,514	19,975,205
Linde PLC (United Kingdom)	146,712	31,119,082

		69,053,510

Communications Equipment — 1.0%
Cisco Systems, Inc.	258,199	12,042,401

Consumer Finance — 2.1%
Capital One Financial Corp.	220,443	13,797,528
SLM Corp.(a)	1,526,236	10,729,439

		24,526,967

Containers & Packaging — 1.0%
Crown Holdings, Inc.*	181,169	11,799,537

Diversified Telecommunication Services — 3.7%
AT&T, Inc.(a)	558,698	16,889,441
Verizon Communications, Inc.	473,753	26,118,003

		43,007,444

Electric Utilities — 1.8%
American Electric Power Co., Inc.	266,172	21,197,938

Electrical Equipment — 1.2%
Emerson Electric Co.	229,773	14,252,819

Entertainment — 1.5%
Walt Disney Co. (The)	162,608	18,132,418

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.	60,257	9,776,698
American Campus Communities, Inc.	313,051	10,944,263

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	65,299	$16,882,404

		37,603,365

Food & Staples Retailing — 2.3%
Walmart, Inc.	223,812	26,808,201

Food Products — 1.7%
Mondelez International, Inc. (Class A Stock)	388,287	19,853,114

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	141,160	16,848,858

Health Care Providers & Services — 3.1%
Cigna Corp.	86,505	16,232,663
Laboratory Corp. of America Holdings*	119,427	19,838,019

		36,070,682

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	78,171	14,420,204

Household Durables — 1.4%
D.R. Horton, Inc.	294,790	16,346,106

Household Products — 2.7%
Procter & Gamble Co. (The)	147,739	17,665,152
Reckitt Benckiser Group PLC (United Kingdom)	149,619	13,771,906

		31,437,058

Insurance — 5.4%
Chubb Ltd.	204,273	25,865,047
Marsh & McLennan Cos., Inc.	112,756	12,106,612
MetLife, Inc.	452,906	16,540,127
RenaissanceRe Holdings Ltd. (Bermuda)	51,772	8,854,565

		63,366,351

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	16,130	22,873,147

Machinery — 1.2%
Otis Worldwide Corp.	249,848	14,206,357

Media — 1.0%
Comcast Corp. (Class A Stock)	299,140	11,660,477

Multi-Utilities — 3.5%
Ameren Corp.(a)	271,793	19,123,355
Dominion Energy, Inc.	269,904	21,910,807

		41,034,162

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	340,666	30,397,627
ConocoPhillips	328,012	13,783,064
Suncor Energy, Inc. (Canada)(a)	598,657	10,093,357
Williams Cos., Inc. (The)	630,846	11,998,691

		66,272,739

Pharmaceuticals — 5.7%
AstraZeneca PLC (United Kingdom), ADR	483,095	25,550,894
Bristol-Myers Squibb Co.	340,842	20,041,510

SEE NOTES TO FINANCIAL STATEMENTS.

A183

VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	130,254	$21,385,102

		66,977,506

Road & Rail — 2.3%
Union Pacific Corp.	162,018	27,392,383

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom, Inc.	69,200	21,840,212
QUALCOMM, Inc.	182,409	16,637,525
Texas Instruments, Inc.(a)	139,782	17,748,121

		56,225,858

Software — 3.4%
Microsoft Corp.	121,245	24,674,570
SAP SE (Germany), ADR(a)	105,922	14,829,080

		39,503,650

Specialty Retail — 3.9%
Advance Auto Parts, Inc.	69,520	9,903,124
Lowe’s Cos., Inc.	165,340	22,340,741
Ross Stores, Inc.	151,218	12,889,822

		45,133,687

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	58,864	21,473,587

Trading Companies & Distributors — 1.4%
United Rentals, Inc.*	111,411	16,604,696

TOTAL LONG-TERM INVESTMENTS (cost $899,608,177)		1,162,344,358

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,168,033	8,168,033

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $94,069,138; includes $94,028,094 of cash collateral for securities on loan)(b)(w)	94,282,248	$94,282,248

TOTAL SHORT-TERM INVESTMENTS (cost $102,237,171)		102,450,281

TOTAL INVESTMENTS—108.0% (cost $1,001,845,348)		1,264,794,639
Liabilities in excess of other assets — (8.0)%		(93,312,686)

NET ASSETS — 100.0%		$1,171,481,953

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,292,469; cash collateral of $94,028,094 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$31,226,534	$—	$—
Automobiles	14,373,183	—	—
Banks	130,943,913	—	—
Beverages	20,045,193	—	—
Biotechnology	15,336,992	—	—
Building Products	20,705,398	—	—
Capital Markets	23,587,923	—	—
Chemicals	69,053,510	—	—
Communications Equipment	12,042,401	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A184

VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Consumer Finance	$24,526,967	$—	$—
Containers & Packaging	11,799,537	—	—
Diversified Telecommunication Services	43,007,444	—	—
Electric Utilities	21,197,938	—	—
Electrical Equipment	14,252,819	—	—
Entertainment	18,132,418	—	—
Equity Real Estate Investment Trusts (REITs)	37,603,365	—	—
Food & Staples Retailing	26,808,201	—	—
Food Products	19,853,114	—	—
Health Care Equipment & Supplies	16,848,858	—	—
Health Care Providers & Services	36,070,682	—	—
Hotels, Restaurants & Leisure	14,420,204	—	—
Household Durables	16,346,106	—	—
Household Products	17,665,152	13,771,906	—
Insurance	63,366,351	—	—
Interactive Media & Services	22,873,147	—	—
Machinery	14,206,357	—	—
Media	11,660,477	—	—
Multi-Utilities	41,034,162	—	—
Oil, Gas & Consumable Fuels	66,272,739	—	—
Pharmaceuticals	66,977,506	—	—
Road & Rail	27,392,383	—	—
Semiconductors & Semiconductor Equipment	56,225,858	—	—
Software	39,503,650	—	—
Specialty Retail	45,133,687	—	—
Technology Hardware, Storage & Peripherals	21,473,587	—	—
Trading Companies & Distributors	16,604,696	—	—
Affiliated Mutual Funds	102,450,281	—	—

Total	$1,251,022,733	$13,771,906	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	11.2%
Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	8.8
Chemicals	5.9
Pharmaceuticals	5.7
Oil, Gas & Consumable Fuels	5.7
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.8
Specialty Retail	3.9
Diversified Telecommunication Services	3.7
Multi-Utilities	3.5
Software	3.4
Equity Real Estate Investment Trusts (REITs)	3.2
Health Care Providers & Services	3.1
Household Products	2.7
Aerospace & Defense	2.7
Road & Rail	2.3
Food & Staples Retailing	2.3
Consumer Finance	2.1
Capital Markets	2.0
Interactive Media & Services	2.0
Technology Hardware, Storage & Peripherals	1.8

Electric Utilities	1.8%
Building Products	1.8
Beverages	1.7
Food Products	1.7
Entertainment	1.5
Health Care Equipment & Supplies	1.4
Trading Companies & Distributors	1.4
Household Durables	1.4
Biotechnology	1.3
Hotels, Restaurants & Leisure	1.2
Automobiles	1.2
Electrical Equipment	1.2
Machinery	1.2
Communications Equipment	1.0
Containers & Packaging	1.0
Media	1.0

108.0
Liabilities in excess of other assets	(8.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A185

VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$92,292,469	$(92,292,469)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $92,292,469:
Unaffiliated investments (cost $899,608,177)	$1,162,344,358
Affiliated investments (cost $102,237,171)	102,450,281
Cash	18,170
Receivable for investments sold	7,682,394
Tax reclaim receivable	972,245
Dividends receivable	773,880
Receivable for Portfolio shares sold	16,279
Prepaid expenses	1,398

Total Assets	1,274,259,005

LIABILITIES
Payable to broker for collateral for securities on loan	94,028,094
Payable for investments purchased	7,098,551
Payable to affiliate	702,904
Payable for Portfolio shares repurchased	414,045
Management fee payable	392,484
Accrued expenses and other liabilities	137,536
Distribution fee payable	1,570
Administration fee payable	942
Affiliated transfer agent fee payable	926

Total Liabilities	102,777,052

NET ASSETS	$1,171,481,953

Net assets were comprised of:
Partners’ Equity	$1,171,481,953

Class I:
Net asset value and redemption price per share, $1,163,975,213 / 38,134,082 outstanding shares of beneficial interest	$30.52

Class II:
Net asset value and redemption price per share, $7,506,740 / 251,633 outstanding shares of beneficial interest.	$29.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $127,981 foreign withholding tax)	$16,694,782
Affiliated dividend income	173,954
Income from securities lending, net (including affiliated income of $108,747)	119,271

Total income	16,988,007

EXPENSES
Management fee	2,430,457
Distribution fee—Class II	9,455
Administration fee—Class II	5,673
Shareholders’ reports	63,591
Custodian and accounting fees	51,883
Audit fee	14,221
Trustees’ fees	12,333
Legal fees and expenses	7,992
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	17,448

Total expenses	2,618,365

NET INVESTMENT INCOME (LOSS)	14,369,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(25,274))	(20,952,138)
Foreign currency transactions	29,826

(20,922,312)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $203,312)	(208,634,349)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(229,556,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(215,187,019)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,369,642	$27,742,089
Net realized gain (loss) on investment and foreign currency transactions	(20,922,312)	77,291,466
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(208,634,349)	205,709,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(215,187,019)	310,742,730

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,774,270	9,202,811
Portfolio shares repurchased	(59,727,731)	(113,897,764)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(51,953,461)	(104,694,953)

CAPITAL CONTRIBUTIONS	—	1,759

TOTAL INCREASE (DECREASE)	(267,140,480)	206,049,536
NET ASSETS:
Beginning of period	1,438,622,433	1,232,572,897

End of period	$1,171,481,953	$1,438,622,433

SEE NOTES TO FINANCIAL STATEMENTS.

A187

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 13 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for Natural Resources Portfolio which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Government Money Market Portfolio  :    Maximum current income consistent with the stability of capital and maintenance of liquidity.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

1. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or

B1

redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating

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observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio (excluding money market portfolios and closed-end funds) limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Subject to the Board approved LRMP, the Portfolios with the exception of Government Money Market Portfolio may invest up to 15% of their respective net assets in illiquid securities. Separately and subject to guidelines adopted by the Board, the Government Money Market Portfolio may invest up to 5% of its net assets in illiquid securities.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

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portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as

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realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment

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objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty

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permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the

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customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s

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understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Series Fund, on behalf of the Portfolios, has a management agreement with PGIM Investments. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadvisers’ performance of such services. The Manager has entered into subadvisory agreements with each of PGIM, Inc., which provides subadvisory services to the Portfolios through PGIM Limited (commenced as a subadviser on April 27, 2020), PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.), Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.), Allianz Global Investors U.S. LLC (“Allianz”), Brown Advisory LLC (“Brown”), LSV Asset Management (“LSV”), QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. The Manager pays for the services of the subadvisers, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolios. The Portfolios bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly, using the value of each Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.72	*
Government Income Portfolio	0.40	0.40
Government Money Market Portfolio	0.30	0.26	**
High Yield Bond Portfolio	0.55	0.50	***
Jennison Portfolio	0.60	0.60
Natural Resources Portfolio	0.45	0.44	****
Small Capitalization Stock Portfolio	0.35	0.35
Stock Index Portfolio	0.30% up to $ 4 billion
	0.25% over $ 4 billion	0.29
Value Portfolio	0.40	0.40

* The Manager has contractually agreed, through June 30, 2021, to waive a portion of its management fee equal to an annual rate of 0.0323% of the average daily net assets of the Portfolio. Effective March 1, 2020, the Manager has contractually agreed to waive an additional 0.004% of its investment management fee through June 30, 2021.

** The Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Manager at any time without notice. During the period ended June 30, 2020, the Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $135,849, 0.04% of the Government Money Market Portfolio’s average daily net assets.

B9

*** The Manager has contractually agreed through June 30, 2021 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Portfolio to 0.57% of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

**** The Manager has contractually agreed, through June 30, 2021, to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio.

At June 30, 2020, the subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI, PGIM Limited & QMA
Diversified Bond Portfolio	PFI & PGIM Limited
Equity Portfolio	Jennison
Flexible Managed Portfolio	PFI, PGIM Limited & QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
Government Money Market Portfolio	PFI
High Yield Bond Portfolio	PFI & PGIM Limited
Jennison Portfolio	Jennison
Natural Resources Portfolio	Allianz
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$84,072
Global Portfolio	14,456
Jennison Portfolio	37,350
Value Portfolio	23,422

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential.

B10

3. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Portfolios.

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Series Fund’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Series Fund’s independent trustees. The excess withholding tax

B11

analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Series Fund’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Series Fund’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Conservative Balanced Portfolio	$32,562
Flexible Managed Portfolio	39,504
Global Portfolio	111,234
High Yield Bond Portfolio	110
Natural Resources Portfolio	4,544

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Conservative Balanced Portfolio	$1,480
Flexible Managed Portfolio	3,066
Global Portfolio	87,287
High Yield Bond Portfolio	119
Natural Resources Portfolio	28,888
Value Portfolio	17,182

B12

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
Conservative Balance Portfolio	$13,184
Equity Portfolio	3
Flexible Managed Portfolio	14,632
Global Portfolio	85,664
Jennison Portfolio	8,215
Natural Resources Portfolio	6,508
Value Portfolio	1,759

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$774,107,521	$905,783,541
Diversified Bond Portfolio	137,723,811	153,071,010
Equity Portfolio	1,402,634,456	1,524,096,986
Flexible Managed Portfolio	2,226,886,889	2,427,231,366
Global Portfolio	178,043,807	213,443,784
Government Income Portfolio	85,472,789	92,903,821
High Yield Bond Portfolio	155,218,798	146,905,113
Jennison Portfolio	706,251,086	798,873,404
Natural Resources Portfolio	247,015,278	244,251,213
Small Capitalization Stock Portfolio	69,004,669	86,638,623
Stock Index Portfolio	124,300,604	42,273,613
Value Portfolio	261,342,529	275,822,466

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Conservative Balanced Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$255,146,173	$379,552,543	$283,679,737	$—	$—	$351,018,979	351,018,979	$1,603,649

PGIM Institutional Money Market Fund*
75,225,305	554,947,424	564,072,093	183,453	(150,498)	66,133,591	66,133,591	188,818	**

$330,371,478	$934,499,967	$847,751,830	$183,453	$(150,498)	$417,152,570		$1,792,467

Diversified Bond Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 2,890,447	$155,175,756	$154,907,962	$—	$—	$3,158,241	3,158,241	$100,215

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
33,315,035	$131,835,026	$85,877,744	$28,166	$(22,175)	$79,278,308	79,278,308	$68,421	**

$ 36,205,482	$287,010,782	$240,785,706	$28,166	$(22,175)	$82,436,549		$168,636

Equity Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 54,364,910	$651,224,476	$651,156,646	$—	$—	$54,432,740	54,432,740	$572,464

PGIM Institutional Money Market Fund*
220,901,277	1,388,849,094	1,250,077,263	746,962	(48,015)	360,372,055	360,372,055	612,932	**

$275,266,187	$2,040,073,570	$1,901,233,909	$746,962	$(48,015)	$414,804,795		$1,185,396

Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$153,379,057	$583,524,549	$411,449,292	$—	$—	$325,454,314	325,454,314	$1,065,914

PGIM Institutional Money Market Fund*
117,674,766	769,271,911	747,466,822	348,673	240,600	140,069,128	140,069,128	274,187	**

$271,053,823	$1,352,796,460	$1,158,916,114	$348,673	$240,600	$465,523,442		$1,340,101

Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 35,350,796	$146,574,563	$151,032,821	$—	$—	$30,892,538	30,892,538	$228,176

PGIM Institutional Money Market Fund*
46,466,559	189,378,321	199,993,971	52,112	(34,885)	35,868,136	35,868,136	68,181	**

$ 81,817,355	$335,952,884	$351,026,792	$52,112	$(34,885)	$66,760,674		$296,357

Government Income Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Short-Term Bond Fund*
$ 7,285,947	$31,751	$7,277,989	$(178,952)	$139,243	$—	—	$31,751

PGIM Core Ultra Short Bond Fund*
5,041,716	65,167,571	61,801,104	—	—	8,408,183	8,408,183	24,159

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$ —	$68,370,693	$30,616,098	$15,115	$7,907	$37,777,617	37,777,617	14,534	**

$ 12,327,663	$133,570,015	$99,695,191	$(163,837)	$147,150	$46,185,800		$70,444

High Yield Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 2,970,312	$73,838,704	$73,659,587	$—	$—	$3,149,429	3,149,429	$72,459

PGIM Institutional Money Market Fund*
82,327,001	195,026,611	133,954,160	34,359	(81,888)	143,351,923	143,351,923	167,990	**

$ 85,297,313	$268,865,315	$207,613,747	$34,359	$(81,888)	$146,501,352		$240,449

Jennison Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 5,324,539	$340,567,940	$319,608,640	$—	$—	$26,283,839	26,283,839	$98,071

PGIM Institutional Money Market Fund*
199,541,309	1,053,901,222	1,002,363,333	420,208	(199,722)	251,299,684	251,299,684	433,945	**

$204,865,848	$1,394,469,162	$1,321,971,973	$420,208	$(199,722)	$277,583,523		$532,016

Natural Resources Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 5,623,570	$101,419,012	$105,403,931	$—	$—	$1,638,651	1,638,651	$51,491

PGIM Institutional Money Market Fund*
19,123,729	153,847,136	156,242,266	25,007	(17,818)	16,735,788	16,735,788	61,912	**

$ 24,747,299	$255,266,148	$261,646,197	$25,007	$(17,818)	$18,374,439		$113,403

Small Capitalization Stock Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 1,885,364	$22,914,564	$24,007,639	$—	$—	$792,289	792,289	$10,155

PGIM Institutional Money Market Fund*
170,444,676	341,340,362	317,516,598	252,965	(139,466)	194,381,939	194,381,939	189,621	**

$172,330,040	$364,254,926	$341,524,237	$252,965	$(139,466)	$195,174,228		$199,776

B15

Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 88,663,837	$181,610,431	$183,421,381	$—	$—	$86,852,887	86,852,887	$533,088

PGIM Institutional Money Market Fund*
238,544,735	2,310,189,091	2,240,762,925	863,655	13,503	308,848,059	308,848,059	664,750	**

$327,208,572	$2,491,799,522	$2,424,184,306	$863,655	$13,503	$395,700,946		$1,197,838

Value Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 30,863,588	$128,867,687	$151,563,242	$—	$—	$8,168,033	8,168,033	$173,954

PGIM Institutional Money Market Fund*
34,639,237	456,771,801	397,306,828	203,312	(25,274)	94,282,248	94,282,248	108,747	**

$ 65,502,825	$585,639,488	$548,870,070	$203,312	$(25,274)	$102,450,281		$282,701

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions.After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

B16

SCA
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020

Government Income Portfolio	$789,000	2.86%	3	$789,000	$—
High Yield Bond Portfolio	103,000	1.38	1	103,000	—
Jennison Portfolio	615,667	1.95	9	1,230,000	—
Natural Resources Portfolio	286,364	1.88	11	823,000	—
Small Capitalization Stock Portfolio	552,667	2.08	3	895,000	—

7. Capital and Ownership

The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2020, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Conservative Balanced Portfolio	79,793,188	100.0%
Diversified Bond Portfolio	80,499,836	98.8%
Equity Portfolio - Class I	72,090,344	100.0%
Flexible Managed Portfolio	122,596,992	100.0%
Global Portfolio	29,212,675	100.0%
Government Income Portfolio	17,283,159	100.0%
Government Money Market Portfolio - Class I	65,605,372	99.9%
Government Money Market Portfolio - Class III	1,323,645	100.0%
High Yield Bond Portfolio	87,572,437	100.0%
Jennison Portfolio - Class I	26,478,198	100.0%
Natural Resources Portfolio - Class I	13,321,799	100.0%
Small Capitalization Stock Portfolio	18,638,510	100.0%
Stock Index Portfolio	64,690,052	100.0%
Value Portfolio - Class I	38,134,082	100.0%

B17

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated			Unaffiliated
Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Conservative Balanced Portfolio	3	100.0%	—	—%
Diversified Bond Portfolio	3	98.8	—	—
Equity Portfolio	3	99.9	—	—
Flexible Managed Portfolio	3	100.0	—	—
Global Portfolio	2	97.8	—	—
Government Income Portfolio	2	98.4	—	—
Government Money Market Portfolio	3	98.0	—	—
High Yield Bond Portfolio	3	100.0	—	—
Jennison Portfolio	2	93.1	—	—
Natural Resources Portfolio	2	84.0	1	10.9
Small Capitalization Stock Portfolio	2	96.4	—	—
Stock Index Portfolio	3	100.0	—	—
Value Portfolio	2	95.2	—	—

Transactions in shares of beneficial interest of the Equity, Government Money Market, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	126,073	$6,449,664
Portfolio shares repurchased	(2,599,726)	(157,268,375)

Net increase (decrease) in shares outstanding	(2,473,653)	$(150,818,711)

Year ended December 31, 2019:
Portfolio shares sold	102,565	$5,848,661
Portfolio shares repurchased	(5,496,601)	(313,401,998)
Capital contributions	—	3

Net increase (decrease) in shares outstanding	(5,394,036)	$(307,553,334)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	1	$32
Portfolio shares repurchased	(2,031)	(123,050)

Net increase (decrease) in shares outstanding	(2,030)	$(123,018)

Year ended December 31, 2019:
Portfolio shares sold	1	$39
Portfolio shares repurchased	(2,102)	(115,498)

Net increase (decrease) in shares outstanding	(2,101)	$(115,459)

B18

Government Money Market Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	30,697,714	$306,977,142
Shares issued in reinvestment of dividends and distributions	179,043	1,790,426
Portfolio shares repurchased	(25,180,948)	(251,809,479)

Net increase (decrease) in shares outstanding	5,695,809	$56,958,089

Year ended December 31, 2019:
Portfolio shares sold	51,839,113	$518,391,129
Shares issued in reinvestment of dividends and distributions	1,065,025	10,650,252
Portfolio shares repurchased	(46,588,121)	(465,881,208)

Net increase (decrease) in shares outstanding	6,316,017	$63,160,173

Class III:
Period ended June 30, 2020*:
Portfolio shares sold	1,644,063	$16,440,632
Shares issued in reinvestment of dividends and distributions	1	11
Portfolio shares repurchased	(320,419)	(3,204,193)

Net increase (decrease) in shares outstanding	1,323,645	$13,236,450

*	Commencement of offering was May 18, 2020.

Jennison Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	235,369	$19,011,674
Portfolio shares repurchased	(1,221,086)	(101,710,521)

Net increase (decrease) in shares outstanding	(985,717)	$(82,698,847)

Year ended December 31, 2019:
Portfolio shares sold	235,080	$17,277,706
Portfolio shares repurchased	(2,232,184)	(162,672,928)
Capital contributions	—	7,972

Net increase (decrease) in shares outstanding	(1,997,104)	$(145,387,250)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	47,594	$3,798,886
Portfolio shares repurchased	(134,035)	(10,625,710)

Net increase (decrease) in shares outstanding	(86,441)	$(6,826,824)

Year ended December 31, 2019:
Portfolio shares sold	95,620	$6,591,703
Portfolio shares repurchased	(286,365)	(19,696,094)
Capital contributions	—	243

Net increase (decrease) in shares outstanding	(190,745)	$(13,104,148)

B19

Natural Resources Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	236,075	$4,222,445
Portfolio shares repurchased	(561,902)	(11,630,080)

Net increase (decrease) in shares outstanding	(325,827)	$(7,407,635)

Year ended December 31, 2019:
Portfolio shares sold	141,517	$3,361,228
Portfolio shares repurchased	(1,244,941)	(29,748,209)
Capital contributions	—	5,677

Net increase (decrease) in shares outstanding	(1,103,424)	$(26,381,304)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	607,046	$10,380,104
Portfolio shares repurchased	(509,212)	(9,438,312)

Net increase (decrease) in shares outstanding	97,834	$941,792

Year ended December 31, 2019:
Portfolio shares sold	350,913	$7,965,001
Portfolio shares repurchased	(520,257)	(12,096,475)
Capital contributions	—	831

Net increase (decrease) in shares outstanding	(169,344)	$(4,130,643)

Value Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	250,582	$7,543,560
Portfolio shares repurchased	(1,844,798)	(59,626,647)

Net increase (decrease) in shares outstanding	(1,594,216)	$(52,083,087)

Year ended December 31, 2019:
Portfolio shares sold	236,977	$7,891,251
Portfolio shares repurchased	(3,462,544)	(113,465,025)
Capital contributions	—	1,750

Net increase (decrease) in shares outstanding	(3,225,567)	$(105,572,024)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	8,674	$230,710
Portfolio shares repurchased	(3,326)	(101,084)

Net increase (decrease) in shares outstanding	5,348	$129,626

Year ended December 31, 2019:
Portfolio shares sold	41,074	$1,311,560
Portfolio shares repurchased	(13,237)	(432,739)
Capital contributions	—	9

Net increase (decrease) in shares outstanding	27,837	$878,830

8. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

B20

Bond Obligations Risk: The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk: The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments

B21

in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase

B22

TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

B23

Financial Highlights

(unaudited)

Conservative Balanced Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$31.40		$26.50		$27.17		$24.18	$22.54		$22.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.59		0.53		0.45	0.42		0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)		4.31		(1.20)		2.54	1.20		(0.30)

Total from investment operations	(0.08)		4.90		(0.67)		2.99	1.62		0.09

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	0.02	(d)	—

Net Asset Value, end of period	$31.32		$31.40		$26.50		$27.17	$24.18		$22.54

Total Return(e)	(0.25)%		18.49	%(f)	(2.47	)%(f)	12.37%	7.28	%(g)	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,499		$2,597		$2,370		$2,595	$2,473		$2,554
Average net assets (in millions)	$2,469		$2,506		$2,535		$2,535	$2,487		$2,522
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.58	%(i)	0.59%		0.59%		0.58%	0.58%		0.58%
Expenses before waivers and/or expense reimbursement	0.58	%(i)	0.59%		0.59%		0.58%	0.58%		0.58%
Net investment income (loss)	1.83	%(i)	2.02%		1.94%		1.75%	1.79%		1.70%
Portfolio turnover rate(j)	36%		90%		101%		136%	185%		208%

Diversified Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.55		$13.12		$13.14		$12.28	$11.64		$11.66

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.49		0.45		0.42	0.43		0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		0.94		(0.48)		0.44	0.21		(0.43)

Total from investment operations	0.53		1.43		(0.03)		0.86	0.64		(0.02)

Capital Contributions	—		—		0.01	(b)	—	—	(c)(d)	—

Net Asset Value, end of period	$15.08		$14.55		$13.12		$13.14	$12.28		$11.64

Total Return(e)	3.64%		10.90%		(0.15	)%(k)	7.00%	5.50	%(f)	(0.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,228		$1,190		$1,123		$1,145	$1,105		$1,085
Average net assets (in millions)	$1,206		$1,166		$1,132		$1,123	$1,121		$1,074
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.44	%(i)	0.44%		0.44%		0.44%	0.44%		0.46%
Expenses before waivers and/or expense reimbursement	0.44	%(i)	0.44%		0.44%		0.44%	0.44%		0.46%
Net investment income (loss)	3.27	%(i)	3.53%		3.44%		3.28%	3.52%		3.48%
Portfolio turnover rate(j)	15%		48%		51%		71%	49%		81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.19%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

Equity Portfolio—Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$63.18		$49.02		$51.52		$40.96	$39.47		$38.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.66		0.53		0.41	0.38		0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83		13.50		(3.07)		10.15	1.07		0.57

Total from investment operations	1.14		14.16		(2.54)		10.56	1.45		0.91

Capital Contributions	—		—	(b)(c)	0.04	(b)	—	0.04	(d)	—

Net Asset Value, end of period	$64.32		$63.18		$49.02		$51.52	$40.96		$39.47

Total Return(e)	1.80%		28.89	%(f)	(4.85	)%(g)	25.78%	3.78	%(h)	2.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,637		$4,711		$3,920		$4,416	$3,742		$3,846
Average net assets (in millions)	$4,382		$4,407		$4,497		$4,099	$3,615		$3,959
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.47	%(j)	0.47%		0.47%		0.47%	0.47%		0.47%
Expenses before waivers and/or expense reimbursement	0.47	%(j)	0.47%		0.47%		0.47%	0.47%		0.47%
Net investment income (loss)	1.04	%(j)	1.16%		0.98%		0.89%	1.01%		0.86%
Portfolio turnover rate(k)	32%		43%		37%		55%	39%		37%

Equity Portfolio—Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$62.09		$48.37		$51.04		$40.74	$39.42		$38.66

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.43		0.32		0.23	0.23		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		13.29		(3.03)		10.07	1.05		0.58

Total from investment operations	0.99		13.72		(2.71)		10.30	1.28		0.76

Capital Contributions	—		—	(b)(c)	0.04	(b)	—	0.04	(d)	—

Net Asset Value, end of period	$63.08		$62.09		$48.37		$51.04	$40.74		$39.42

Total Return(e)	1.59%		28.36	%(f)	(5.23	)%(g)	25.28%	3.35	%(h)	1.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2		$2		$2		$2	$2		$2
Average net assets (in millions)	$2		$2		$2		$2	$2		$2
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%		0.87%	0.87%		0.87%
Expenses before waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.87%		0.87%	0.87%		0.87%
Net investment income (loss)	0.64	%(j)	0.76%		0.59%		0.50%	0.61%		0.46%
Portfolio turnover rate(k)	32%		43%		37%		55%	39%		37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)% and (5.31)% for Class I and Class II, respectively.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 3.68% and 3.25% for Class I and Class II, respectively.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

Flexible Managed Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.32		$28.63		$29.88		$25.99	$23.95		$23.71

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.61		0.53		0.45	0.44		0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.06)		5.08		(1.78)		3.44	1.58		(0.18)

Total from investment operations	(0.76)		5.69		(1.25)		3.89	2.02		0.24

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	0.02	(d)	—

Net Asset Value, end of period	$33.56		$34.32		$28.63		$29.88	$25.99		$23.95

Total Return(e)	(2.21)%		19.87	%(f)	(4.18	)%(f)	14.97%	8.52	%(g)	1.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,115		$4,328		$3,834		$4,230	$3,890		$3,769
Average net assets (in millions)	$4,043		$4,127		$4,157		$4,043	$3,799		$3,878
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.63%		0.63%		0.62%	0.63%		0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.63%		0.63%		0.62%	0.63%		0.63%
Net investment income (loss)	1.88	%(i)	1.92%		1.75%		1.62%	1.78%		1.74%
Portfolio turnover rate(j)(k)	58%		125%		139%		175%	203%		213%

Global Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$41.49		$31.83		$34.33		$27.50	$26.33		$25.72

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.52		0.47		0.42	0.34		0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	(2.65)		9.14		(2.99)		6.41	0.81		0.27

Total from investment operations	(2.44)		9.66		(2.52)		6.83	1.15		0.61

Capital Contributions	—		—	(b)(c)	0.02	(b)	—	0.02	(d)	—

Net Asset Value, end of period	$39.05		$41.49		$31.83		$34.33	$27.50		$26.33

Total Return(e)	(5.88)%		30.39	%(f)	(7.28	)%(l)	24.84%	4.44	%(m)	2.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,141		$1,264		$1,007		$1,133	$955		$965
Average net assets (in millions)	$1,127		$1,158		$1,140		$1,052	$942		$813
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.76	%(i)	0.77%		0.77%		0.79%	0.80%		0.81%
Expenses before waivers and/or expense reimbursement	0.79	%(i)	0.80%		0.80%		0.81%	0.81%		0.82%
Net investment income (loss)	1.14	%(i)	1.41%		1.33%		1.34%	1.29%		1.28%
Portfolio turnover rate(j)	16%		26%		28%		33%	40%		33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 8.44%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.34)%.
(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.36%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

Government Income Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.54		$12.70	$12.62		$12.26	$12.00		$11.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.31	0.28		0.23	0.20		0.18
Net realized and unrealized gain (loss) on investment transactions	0.73		0.53	(0.20)		0.13	0.06		(0.10)

Total from investment operations	0.86		0.84	0.08		0.36	0.26		0.08

Capital Contributions	—		—	—	(b)(c)	—	—	(c)(d)	—

Net Asset Value, end of period	$14.40		$13.54	$12.70		$12.62	$12.26		$12.00

Total Return(e)	6.35%		6.61%	0.63	%(f)	2.94%	2.17	%(f)	0.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$249		$239	$221		$244	$226		$232
Average net assets (in millions)	$244		$235	$231		$252	$236		$325
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.51	%(h)	0.52%	0.51%		0.53%	0.51%		0.48%
Expenses before waivers and/or expense reimbursement	0.51	%(h)	0.52%	0.51%		0.53%	0.51%		0.48%
Net investment income (loss)	1.90	%(h)	2.34%	2.28%		1.84%	1.60%		1.48%
Portfolio turnover rate(i)(j)	53%		269%	284%		495%	705%		746%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

Government Money Market Portfolio—Class I
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.03		0.19	0.15	0.06	0.01	—	(b)
Less Dividends and Distributions:	(0.03)		(0.19)	(0.15)	(0.06)	(0.01)	—	(c)

Net asset value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(d)	0.30%		1.92%	1.53%	0.56%	0.10%	0.00	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$657		$600	$536	$560	$724	$651
Average net assets (in millions)	$618		$563	$560	$665	$717	$725
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.30	%(g)	0.35%	0.35%	0.35%	0.35%	0.19%
Expenses before waivers and/or expense reimbursement	0.34	%(g)	0.35%	0.35%	0.35%	0.35%	0.44%
Net investment income (loss)	0.57	%(g)	1.88%	1.52%	0.55%	0.09%	—	%(e)

Government Money Market Portfolio—Class III
	May 18, 2020(a) through June 30, 2020
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(b)
Less Dividends and Distributions:	—	(c)

Net asset value, end of period	$10.00

Total Return(d)	0.00	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13
Average net assets (in millions)	$4
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.19	%(g)
Expenses before waivers and/or expense reimbursement	0.59	%(g)
Net investment income (loss)	—	%(e)(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Less than 0.005%.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

High Yield Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019	2018		2017		2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$5.77		$4.96	$5.17		$5.10		$4.68		$5.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.34	0.33		0.32		0.32		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.42)		0.47	(0.39)		0.07		0.42		(0.42)

Total from investment operations	(0.24)		0.81	(0.06)		0.39		0.74		(0.11)

Less Dividends and Distributions	—		—	(0.15)		(0.32)		(0.32)		(0.32)
Capital Contributions	—		—	—	(b)(c)	—		—	(c)(d)	—

Net Asset Value, end of period	$5.53		$5.77	$4.96		$5.17		$5.10		$4.68

Total Return(e)	(4.16)%		16.33%	(1.26	)%(f)	7.80%		16.24	%(f)	(2.45)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$484		$522	$474		$508		$3,568		$3,160
Average net assets (in millions)	$485		$507	$499		$3,549		$3,362		$3,251
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.57	%(h)	0.57%	0.57%		0.57%		0.57%		0.57%
Expenses before waivers and/or expense reimbursement	0.62	%(h)	0.62%	0.62%		0.57%		0.57%		0.57%
Net investment income (loss)	6.62	%(h)	6.28%	6.50%		6.17%		6.61%		6.21%
Portfolio turnover rate(i)	31%		58%	47%		54	%(j)	39%		46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

Jennison Portfolio—Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$81.62		$61.21		$61.69		$45.13	$45.54		$40.85

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	0.09		0.13		0.13	0.10		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.84		20.32		(0.61)		16.43	(0.55)		4.63

Total from investment operations	15.84		20.41		(0.48)		16.56	(0.45)		4.69

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	0.04	(d)	—

Net Asset Value, end of period	$97.46		$81.62		$61.21		$61.69	$45.13		$45.54

Total Return(e)	19.41%		33.34	%(f)	(0.78	)%(f)	36.69%	(0.90	)%(g)	11.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,581		$2,242		$1,803		$1,937	$1,520		$1,655
Average net assets (in millions)	$2,256		$2,073		$2,052		$1,761	$1,529		$1,651
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.62%		0.62%		0.63%	0.63%		0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.62%		0.62%		0.63%	0.63%		0.63%
Net investment income (loss)	0.00	%(i)(j)	0.13%		0.19%		0.25%	0.23%		0.14%
Portfolio turnover rate(k)	31%		41%		38%		51%	35%		31%

Jennison Portfolio—Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$77.94		$58.68		$59.38		$43.62	$44.19		$39.80

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.16)		(0.19)		(0.14)		(0.08)	(0.07)		(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.10		19.45		(0.56)		15.84	(0.54)		4.50

Total from investment operations	14.94		19.26		(0.70)		15.76	(0.61)		4.39

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	0.04	(d)	—

Net Asset Value, end of period	$92.88		$77.94		$58.68		$59.38	$43.62		$44.19

Total Return(e)	19.17%		32.82	%(f)	(1.18	)%(f)	36.13%	(1.29	)%(g)	11.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$71		$66		$61		$60	$41		$60
Average net assets (in millions)	$64		$64		$70		$49	$50		$50
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.02	%(i)	1.02%		1.02%		1.03%	1.03%		1.03%
Expenses before waivers and/or expense reimbursement	1.02	%(i)	1.02%		1.02%		1.03%	1.03%		1.03%
Net investment income (loss)	(0.40	)%(i)	(0.27)%		(0.22)%		(0.16)%	(0.17)%		(0.26)%
Portfolio turnover rate(k)	31%		41%		38%		51%	35%		31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.99)% and (1.38)% for Class I and Class II, respectively

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	Less than 0.005%.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

Natural Resources Portfolio—Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.34		$21.99		$26.84		$26.89	$21.45		$29.87

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.72		0.60		0.40	0.26		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.75)		1.63		(5.46)		(0.45)	5.15		(8.71)

Total from investment operations	(4.44)		2.35		(4.86)		(0.05)	5.41		(8.42)

Capital Contributions	—		—	(b)(c)	0.01	(b)	—	0.03	(d)	—

Net Asset Value, end of period	$19.90		$24.34		$21.99		$26.84	$26.89		$21.45

Total Return(e)	(18.24)%		10.69	%(f)	(18.07	)%(g)	(0.19)%	25.36	%(h)	(28.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$265		$332		$324		$425	$456		$386
Average net assets (in millions)	$270		$339		$398		$410	$416		$515
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.54	%(j)	0.53%		0.51%		0.52%	0.56%		0.48%
Expenses before waivers and/or expense reimbursement	0.55	%(j)	0.54%		0.52%		0.53%	0.57%		0.51%
Net investment income (loss)	3.15	%(j)	3.04%		2.30%		1.60%	1.08%		1.06%
Portfolio turnover rate(k)	79%		132%		108%		114%	140%		29%

Natural Resources Portfolio—Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.44		$21.26		$26.06		$26.20	$20.99		$29.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.61		0.49		0.29	0.15		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.57)		1.57		(5.30)		(0.43)	5.03		(8.54)

Total from investment operations	(4.31)		2.18		(4.81)		(0.14)	5.18		(8.36)

Capital Contributions	—		—	(b)(c)	0.01	(b)	—	0.03	(d)	—

Net Asset Value, end of period	$19.13		$23.44		$21.26		$26.06	$26.20		$20.99

Total Return(e)	(18.39)%		10.25	%(f)	(18.42	)%(g)	(0.53)%	24.82	%(h)	(28.48)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$42		$49		$48		$53	$42		$30
Average net assets (in millions)	$43		$50		$52		$48	$38		$41
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.94	%(j)	0.93%		0.91%		0.92%	0.96%		0.88%
Expenses before waivers and/or expense reimbursement	0.95	%(j)	0.94%		0.92%		0.93%	0.97%		0.91%
Net investment income (loss)	2.78	%(j)	2.63%		1.93%		1.21%	0.64%		0.66%
Portfolio turnover rate(k)	79%		132%		108%		114%	140%		29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (18.11)% and (18.46)% for Class I and Class II, respectively.

(h)

Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.22% and 24.68% for Class I and Class II, respectively.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.03		$35.15	$38.51		$34.08	$26.94		$27.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.46	0.40		0.39	0.35		0.30
Net realized and unrealized gain (loss) on investment transactions	(7.89)		7.42	(3.76)		4.04	6.72		(0.93)

Total from investment operations	(7.72)		7.88	(3.36)		4.43	7.07		(0.63)

Capital Contributions	—		—	—	(b)(c)	—	0.07	(d)	—

Net Asset Value, end of period	$35.31		$43.03	$35.15		$38.51	$34.08		$26.94

Total Return(e)	(17.94)%		22.42%	(8.73	)%(f)	13.00%	26.50	%(g)	(2.29)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$658		$834	$729		$850	$811		$682
Average net assets (in millions)	$675		$794	$871		$811	$704		$732
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.40	%(i)	0.39%	0.39%		0.40%	0.40%		0.40%
Expenses before waivers and/or expense reimbursement	0.40	%(i)	0.39%	0.39%		0.40%	0.42%		0.45%
Net investment income (loss)	0.98	%(i)	1.15%	0.98%		1.11%	1.21%		1.06%
Portfolio turnover rate(j)	10%		19%	18%		17%	20%		16%

Stock Index Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$74.24		$56.64	$59.38		$50.70	$48.59		$49.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59		1.12	1.00		0.92	0.89		0.86
Net realized and unrealized gain (loss) on investment transactions	(2.96)		16.48	(3.74)		9.75	4.52		(0.26)

Total from investment operations	(2.37)		17.60	(2.74)		10.67	5.41		0.60

Less Dividends and Distributions	—		—	—		(1.99)	(3.37)		(1.34)
Capital Contributions	—		—	—		—	0.07	(d)	—

Net Asset Value, end of period	$71.87		$74.24	$56.64		$59.38	$50.70		$48.59

Total Return(e)	(3.19)%		31.07%	(4.61)%		21.46%	11.83	%(k)	1.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,649		$4,757	$3,672		$3,928	$3,305		$3,010
Average net assets (in millions)	$4,465		$4,298	$4,051		$3,630	$3,122		$3,299
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.31	%(i)	0.31%	0.31%		0.32%	0.32%		0.32%
Expenses before waivers and/or expense reimbursement	0.31	%(i)	0.31%	0.31%		0.32%	0.34%		0.37%
Net investment income (loss)	1.72	%(i)	1.69%	1.63%		1.69%	1.84%		1.74%
Portfolio turnover rate(j)	1%		3%	4%		4%	5%		9%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 26.24%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.69%.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

Value Portfolio—Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value , beginning of period	$35.99		$28.55		$31.68		$27.08	$24.31		$26.48

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.67		0.56		0.47	0.46		0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.84)		6.77		(3.71)		4.13	2.28		(2.56)

Total from investment operations	(5.47)		7.44		(3.15)		4.60	2.74		(2.17)

Capital Contributions	—		—	(b)(c)	0.02	(b)	—	0.03	(d)	—

Net Asset Value, end of period	$30.52		$35.99		$28.55		$31.68	$27.08		$24.31

Total Return(e)	(15.20)%		26.06	%(f)	(9.88	)%(g)	16.99%	11.39	%(h)	(8.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,164		$1,430		$1,226		$1,480	$1,375		$1,355
Average net assets (in millions)	$1,214		$1,354		$1,417		$1,413	$1,290		$1,493
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.43	%(j)	0.43%		0.43%		0.43%	0.42%		0.43%
Expenses before waivers and/or expense reimbursement	0.43	%(j)	0.43%		0.43%		0.43%	0.42%		0.43%
Net investment income (loss)	2.37	%(j)	2.04%		1.76%		1.63%	1.90%		1.52%
Portfolio turnover rate(k)	22%		25%		23%		16%	24%		32%

Value Portfolio—Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.25		$28.07		$31.27		$26.84	$24.19		$26.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.53		0.42		0.35	0.37		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.72)		6.65		(3.64)		4.08	2.25		(2.55)

Total from investment operations	(5.42)		7.18		(3.22)		4.43	2.62		(2.26)

Capital Contributions	—		—	(b)(c)	0.02	(b)	—	0.03	(d)	—

Net Asset Value, end of period	$29.83		$35.25		$28.07		$31.27	$26.84		$24.19

Total Return(e)	(15.38)%		25.58	%(f)	(10.23	)%(g)	16.51%	10.95	%(h)	(8.54)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$9		$6		$8	$7		$10
Average net assets (in millions)	$8		$7		$7		$7	$8		$10
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.83	%(j)	0.83%		0.83%		0.83%	0.82%		0.83%
Expenses before waivers and/or expense reimbursement	0.83	%(j)	0.83%		0.83%		0.83%	0.82%		0.83%
Net investment income (loss)	1.97	%(j)	1.63%		1.36%		1.23%	1.53%		1.12%
Portfolio turnover rate(k)	22%		25%		23%		16%	24%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.94)% and (10.29)% for Class I and Class II, respectively.

(h)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.27% and 10.83% for Class I and Class II, respectively.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and QMA, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period, and outperformed over all other periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Gross Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the remaining periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•

The Board considered information provided by the Manager indicating that the Portfolio outperformed both its benchmark and peer median over the trailing three-year period ending March 31, 2020; and that the Portfolio outperformed both its benchmark and peer median in three out of the last five calendar years.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the remaining periods.

•

The Board noted that the Fund’s underperformance during the periods identified above was largely the result of underperformance during one year, 2020. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the first quartile of its Peer Universe over all periods ended December 31, 2018.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to cap Portfolio expenses (exclusive of certain fees and expenses) at 0.57% through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the remaining period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in February 2016, the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and that as a result, the Portfolio’s longer-term performance was not solely attributable to the Portfolio’s current subadviser.

•

The Board considered information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index for the trailing one-year period and the median of its Peer Universe for the trailing one-, three-, and five-year periods, each through March 31, 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.008% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be prudent to allow the new subadviser time to develop a performance record, and that it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five- and ten-year periods.

•	The Board noted the Manager’s belief that the underperformance was temporary and considered information provided by the Manager indicating that the Portfolio’s three-year performance improved.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800) 778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-A

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP International Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2020

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2020

SP International Growth Portfolio
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Adyen NV, 144A	IT Services	Netherlands	3.2%
Tencent Holdings Ltd.	Interactive Media & Services	China	2.8%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.5%
Shopify, Inc. (Class A Stock)	IT Services	Canada	2.4%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	2.4%
L’Oreal SA	Personal Products	France	2.1%
Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	United States	2.0%
Experian PLC	Professional Services	United Kingdom	1.9%
Sea Ltd., ADR	Entertainment	Taiwan	1.7%
Meituan Dianping (Class B Stock)	Internet & Direct Marketing Retail	China	1.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

SP International Growth (Class I)	Actual	$1,000.00	$1,035.60	1.01%	$5.11
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

SP International Growth (Class II)	Actual	$1,000.00	$1,033.60	1.41%	$7.13
	Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 97.2%	Shares	Value
Argentina — 2.4%
MercadoLibre, Inc.*	2,021	$1,992,241

Australia — 1.5%
Aristocrat Leisure Ltd.	14,960	266,981
Cochlear Ltd.	3,824	503,151
CSL Ltd.	2,508	501,080

		1,271,212

Austria — 0.4%
BAWAG Group AG, 144A*	8,996	312,003

Belgium — 0.3%
KBC Group NV	3,814	220,450

Canada — 4.0%
Alimentation Couche-Tard, Inc. (Class B Stock)	3,739	117,243
Brookfield Asset Management, Inc. (Class A Stock)	12,676	417,041
Canadian National Railway Co.	6,257	553,571
Dollarama, Inc.	8,747	290,965
Shopify, Inc. (Class A Stock)*	2,143	2,034,136

		3,412,956

China — 11.9%
Alibaba Group Holding Ltd.*	47,840	1,295,261
Alibaba Group Holding Ltd., ADR*	5,918	1,276,513
China Merchants Bank Co. Ltd. (Class H Stock)	92,500	426,947
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	56,802	744,055
Kweichow Moutai Co. Ltd. (Class A Stock)	3,392	702,471
Meituan Dianping (Class B Stock)*	62,169	1,387,181
NetEase, Inc., ADR	1,271	545,742
TAL Education Group, ADR*	9,383	641,609
Tencent Holdings Ltd.	35,994	2,320,949
Wuxi Biologics Cayman, Inc., 144A*	37,567	690,921

		10,031,649

Denmark — 3.3%
Chr Hansen Holding A/S	1,381	142,632
Coloplast A/S (Class B Stock)	3,426	532,641
DSV Panalpina A/S	2,454	300,902
Novo Nordisk A/S (Class B Stock)	21,199	1,381,931
Orsted A/S, 144A	3,932	456,869

		2,814,975

Finland — 0.4%
Neste OYJ	8,188	321,523

France — 11.5%
Air Liquide SA	1,311	190,036
Airbus SE*	4,511	323,175
Arkema SA	1,133	108,873
Capgemini SE	3,949	455,741
Dassault Systemes SE	4,963	859,920
Kering SA	916	500,655
L’Oreal SA*	5,479	1,762,075

COMMON STOCKS (continued)	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	4,684	$2,082,943
Pernod Ricard SA	6,710	1,059,109
Remy Cointreau SA(a)	3,472	473,372
Safran SA*	4,272	430,477
Schneider Electric SE	3,506	392,392
Teleperformance*	3,109	792,797
TOTAL SA(a)	7,809	301,777

		9,733,342

Germany — 5.1%
adidas AG*	635	167,793
Brenntag AG	5,510	290,635
CTS Eventim AG & Co. KGaA*	5,145	215,327
Deutsche Boerse AG	1,521	276,383
Gerresheimer AG	5,817	538,857
Infineon Technologies AG	36,679	870,691
Rational AG(a)	539	303,504
SAP SE	4,989	701,150
SAP SE, ADR(a)	3,693	517,020
Scout24 AG, 144A	3,974	309,878
TeamViewer AG, 144A*	2,748	151,258

		4,342,496

Hong Kong — 1.6%
AIA Group Ltd.	94,400	882,456
Techtronic Industries Co. Ltd.	49,700	490,309

		1,372,765

India — 1.3%
HDFC Bank Ltd., ADR	6,717	305,355
Infosys Ltd., ADR(a)	26,876	259,622
Reliance Industries Ltd., 144A, GDR	10,724	495,368

		1,060,345

Ireland — 2.0%
AerCap Holdings NV*	3,645	112,266
CRH PLC	14,622	502,291
Kerry Group PLC (Class A Stock)	3,455	429,834
Kingspan Group PLC	8,556	553,978
Smurfit Kappa Group PLC	3,662	123,323

		1,721,692

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	4,962	533,067
Nice Ltd., ADR*(a)	3,307	625,817

		1,158,884

Italy — 2.3%
Brunello Cucinelli SpA*	19,063	569,003
Ferrari NV	6,490	1,112,134
Nexi SpA, 144A*	17,075	296,879

		1,978,016

Japan — 7.9%
Asahi Intecc Co. Ltd.	7,500	212,528
Bridgestone Corp.	10,400	334,328

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Daikin Industries Ltd.	4,900	$788,851
Freee KK*	4,476	203,252
GMO Payment Gateway, Inc.	5,240	546,062
Hoya Corp.	8,400	799,950
Kao Corp.	2,300	182,186
Keyence Corp.	1,900	794,433
Menicon Co. Ltd.	10,087	496,213
Sanwa Holdings Corp.	28,900	259,440
SCSK Corp.	2,400	116,786
Shionogi & Co. Ltd.	4,200	262,937
Shiseido Co. Ltd.	6,300	400,250
SMC Corp.	1,000	512,307
Terumo Corp.	5,700	216,327
Tokio Marine Holdings, Inc.	4,000	174,183
Toyota Motor Corp.	5,800	363,678

		6,663,711

Luxembourg — 0.1%
Tenaris SA	15,122	98,535

Netherlands — 6.0%
Adyen NV, 144A*	1,857	2,715,450
ASML Holding NV	3,705	1,368,979
Heineken NV	4,377	405,377
Koninklijke Philips NV*	6,150	288,493
NXP Semiconductors NV	2,473	282,021

		5,060,320

Singapore — 0.3%
DBS Group Holdings Ltd.	18,600	278,880

Spain — 0.4%
Amadeus IT Group SA	6,412	335,390

Sweden — 2.0%
Assa Abloy AB (Class B Stock)	19,204	393,811
Atlas Copco AB (Class A Stock)	15,038	640,625
Autoliv, Inc.	930	59,995
Hexagon AB (Class B Stock)*	10,525	619,209

		1,713,640

Switzerland — 9.9%
Alcon, Inc.*	12,464	721,630
Givaudan SA	273	1,021,650
Julius Baer Group Ltd.	6,607	279,630
Lonza Group AG	1,929	1,022,380
Novartis AG	5,805	508,167
Partners Group Holding AG	848	773,097
Roche Holding AG	3,796	1,322,225
SGS SA	113	277,804
SIG Combibloc Group AG*	22,409	363,769
Sika AG	2,258	437,091
Sonova Holding AG*	2,129	426,274
Straumann Holding AG	555	479,609
Temenos AG	3,056	478,843
UBS Group AG	22,421	261,127

		8,373,296

Taiwan — 3.3%
Sea Ltd., ADR*(a)	13,128	1,407,847

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	67,000	$713,567
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,644	661,030

		2,782,444

United Kingdom — 13.0%
Abcam PLC	23,694	390,949
Ashtead Group PLC	10,306	349,006
AstraZeneca PLC	6,447	676,543
Barratt Developments PLC	24,242	150,031
Bunzl PLC	23,467	632,716
Compass Group PLC	22,072	305,691
DCC PLC	6,503	544,556
Diageo PLC	17,078	568,240
Electrocomponents PLC	47,135	393,577
Experian PLC	45,622	1,607,101
Fevertree Drinks PLC	15,282	389,353
Halma PLC	10,263	293,468
London Stock Exchange Group PLC	7,411	769,676
Prudential PLC	20,371	309,085
Reckitt Benckiser Group PLC	5,475	503,955
RELX PLC	37,768	879,593
Rentokil Initial PLC	72,731	460,566
Rightmove PLC	24,653	167,613
Segro PLC, REIT	36,677	407,183
Smith & Nephew PLC	14,243	267,145
Spectris PLC	6,758	211,477
Spirax-Sarco Engineering PLC	2,472	306,563
St. James’s Place PLC	22,032	261,260
Unilever NV	3,324	177,385

		11,022,732

United States — 4.9%
Aon PLC (Class A Stock)	2,149	413,897
Atlassian Corp. PLC (Class A Stock)*	6,758	1,218,265
Ferguson PLC	5,266	431,060
Lululemon Athletica, Inc.*	5,330	1,663,013
QIAGEN NV*	4,287	184,307
Samsonite International SA, 144A*	95,092	96,940
Sensata Technologies Holding PLC*	2,317	86,262

		4,093,744

TOTAL COMMON STOCKS (cost $55,307,952)		82,167,241

PREFERRED STOCK — 1.5%
Germany
Sartorius AG (PRFC)	3,947	1,306,475

(cost $299,482)
TOTAL LONG-TERM INVESTMENTS (cost $55,607,434)		83,473,716

SHORT-TERM INVESTMENTS — 6.0%

AFFILIATED MUTUAL FUNDS — 5.3%
PGIM Core Ultra Short Bond Fund(w)	453,403	453,403

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $3,973,441; includes $3,972,033 of cash collateral for securities on loan)(b)(w)	3,979,390	$3,979,390

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,426,844)		4,432,793

UNAFFILIATED FUND — 0.7%
BlackRock Liquidity FedFund	604,575	604,575

(cost $604,575)
TOTAL SHORT-TERM INVESTMENTS (cost $5,031,419)		5,037,368

TOTAL INVESTMENTS—104.7% (cost $60,638,853)		88,511,084
Liabilities in excess of other assets — (4.7)%		(3,936,761)

NET ASSETS — 100.0%		$84,574,323

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PRFC — Preference Shares

REITs — Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,866,428; cash collateral of $3,972,033 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$1,992,241	$—	$—
Australia	—	1,271,212	—
Austria	—	312,003	—
Belgium	—	220,450	—
Canada	3,412,956	—	—
China	2,463,864	7,567,785	—
Denmark	—	2,814,975	—
Finland	—	321,523	—
France	—	9,733,342	—
Germany	517,020	3,825,476	—
Hong Kong	—	1,372,765	—
India	564,977	495,368	—
Ireland	112,266	1,609,426	—
Israel	1,158,884	—	—
Italy	—	1,978,016	—
Japan	—	6,663,711	—
Luxembourg	—	98,535	—
Netherlands	282,021	4,778,299	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Singapore	$—	$278,880	$—
Spain	—	335,390	—
Sweden	59,995	1,653,645	—
Switzerland	—	8,373,296	—
Taiwan	2,068,877	713,567	—
United Kingdom	—	11,022,732	—
United States	3,381,437	712,307	—
Preferred Stock
Germany	—	1,306,475	—
Affiliated Mutual Funds	4,432,793	—	—
Unaffiliated Fund	604,575	—	—

Total	$21,051,906	$67,459,178	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

IT Services	7.9%
Health Care Equipment & Supplies	7.6
Internet & Direct Marketing Retail	7.0
Software	6.3
Textiles, Apparel & Luxury Goods	6.1
Pharmaceuticals	5.8
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	5.3
Semiconductors & Semiconductor Equipment	4.5
Beverages	4.3
Professional Services	4.1
Capital Markets	3.5
Interactive Media & Services	3.4
Personal Products	3.0
Life Sciences Tools & Services	2.8
Machinery	2.7
Entertainment	2.7
Electronic Equipment, Instruments & Components	2.6
Building Products	2.4
Chemicals	2.2
Insurance	2.1
Trading Companies & Distributors	2.0
Banks	1.9
Automobiles	1.7
Oil, Gas & Consumable Fuels	1.4
Biotechnology	1.1

Aerospace & Defense	0.9%
Diversified Consumer Services	0.8
Hotels, Restaurants & Leisure	0.7
Road & Rail	0.7
Unaffiliated Fund	0.7
Industrial Conglomerates	0.6
Household Products	0.6
Construction Materials	0.6
Electrical Equipment	0.6
Containers & Packaging	0.5
Commercial Services & Supplies	0.5
Electric Utilities	0.5
Food Products	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Auto Components	0.5
Air Freight & Logistics	0.4
Multiline Retail	0.3
Household Durables	0.2
Food & Staples Retailing	0.1
Energy Equipment & Services	0.1

104.7
Liabilities in excess of other assets	(4.7)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,866,428	$(3,866,428)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $3,866,428:
Unaffiliated investments (cost $56,212,009)	$84,078,291
Affiliated investments (cost $4,426,844)	4,432,793
Foreign currency, at value (cost $63,390)	64,367
Cash	1,157
Tax reclaim receivable	324,327
Dividends receivable	59,007
Receivable for investments sold	28,963
Receivable from affiliate	768
Receivable for Portfolio shares sold	450
Prepaid expenses	155

Total Assets	88,990,278

LIABILITIES
Payable to broker for collateral for securities on loan	3,972,033
Payable to affiliate	155,930
Accrued expenses and other liabilities	100,318
Payable for Portfolio shares repurchased	88,567
Payable for investments purchased	51,367
Management fee payable	46,769
Affiliated transfer agent fee payable	926
Distribution fee payable	28
Administration fee payable	17

Total Liabilities	4,415,955

NET ASSETS	$84,574,323

Net assets were comprised of:
Partners’ Equity	$84,574,323

Class I:
Net asset value and redemption price per share, $84,433,564 / 8,785,250 outstanding shares of beneficial interest	$9.61

Class II:
Net asset value and redemption price per share, $140,759 / 15,246 outstanding shares of beneficial interest	$9.23

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $72,597 foreign withholding tax, of which $10,465 is reimbursable by an affiliate)	$545,678
Income from securities lending, net (including affiliated income of $4,807)	5,838
Affiliated dividend income	5,813

Total income	557,329

EXPENSES
Management fee	332,286
Distribution fee—Class II	161
Administration fee—Class II	97
Custodian and accounting fees	73,560
Shareholders’ reports	18,855
Audit fee	15,068
Legal fees and expenses	5,847
Trustees’ fees	5,361
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	13,457

Total expenses	470,004
Less: Fee waivers and/or expense reimbursement	(74,958)

Net expenses	395,046

NET INVESTMENT INCOME (LOSS)	162,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,474))	1,370,271
Foreign currency transactions	(9,288)

1,360,983

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,638)	1,137,285
Foreign currencies	2,830

1,140,115

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,501,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,663,381

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$162,283	$511,862
Net realized gain (loss) on investment and foreign currency transactions	1,360,983	4,000,687
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,140,115	17,472,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,663,381	21,985,205

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	2,118,957	2,564,427
Portfolio shares repurchased	(5,952,479)	(9,145,577)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,833,522)	(6,581,150)

CAPITAL CONTRIBUTIONS	—	87,941

TOTAL INCREASE (DECREASE)	(1,170,141)	15,491,996
NET ASSETS:
Beginning of period	85,744,464	70,252,468

End of period	$84,574,323	$85,744,464

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”). The information presented in these financial statements pertains to the SP International Growth Portfolio (the “Portfolio”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is long-term growth of capital.

1.	Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since

B1

they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Portfolio limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting

B2

arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    The Portfolio invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

B3

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into an investment management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. The Manager has entered into separate subadvisory agreements with each of Jennison Associates LLC (“Jennison”), Neuberger Berman Investment Advisors, LLC and William Blair & Company LLC (collectively, the “subadvisers”), under which the subadvisers provide investment advisory services for the Portfolio. The Manager pays for the services of the subadvisers, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.85% of the Portfolio’s average daily net assets of the Fund. The Manager has contractually agreed through June 30, 2021 to waive a portion of its management fee equal to an annual rate of 0.019% of the average daily net assets of the Portfolio. All amounts paid or payable by the Portfolio to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed through June 30, 2021 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Portfolio to 1.01% of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate net of waivers and/or expense reimbursements was 0.66% for the reporting period ended June 30, 2020.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was $1,837.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B4

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities Exchange Commission (“SEC”), the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Portfolio.

In March 2019, the following Portfolio was reimbursed by the Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for the affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
SP International Growth Portfolio	$12

b.) Foreign Withholding Tax Reclaim Matters

In September 2019, the Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Manager’s ability to manage the Portfolio.

In February 2016, Prudential, the parent company of the Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Series Fund’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Series Fund’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status

B5

which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Series Fund’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolio relating to the opportunity loss upon the final review of the methodology used for the Portfolio’s rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payment for the Portfolio are disclosed in the Portfolio’s “Statements of Changes in NetAssets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Series Fund’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amount has been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes.

Portfolio	2020 Payments
SP International Growth Portfolio	$10,465

The following amount has been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes.

Portfolio	2020 Payments
SP International Growth Portfolio	$1,545

The following capital contributions, as described above, has been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolio’s status as a partnership for tax purposes.

Portfolio	Capital Contributions
SP International Growth Portfolio	$87,929

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $17,785,004 and $20,532,783, respectively.

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A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,090,611	$7,654,250	$8,291,458	$—	$—	$453,403	453,403	$5,813

PGIM Institutional Money Market Fund*
2,068,861	13,147,652	11,239,287	5,638	(3,474)	3,979,390	3,979,390	4,807	**

$3,159,472	$20,801,902	$19,530,745	$5,638	$(3,474)	$4,432,793		$10,620

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the reporting period ended June 30, 2020.

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7.	Capital and Ownership

The Portfolio offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolio through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2020, the following number of shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
SP International Growth Portfolio—Class I	8,785,250	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated		Unaffiliated
Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
SP International Growth Portfolio	3	95.1%	—	—%

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	241,699	$2,118,946
Portfolio shares repurchased	(682,707)	(5,949,389)

Net increase (decrease) in shares outstanding	(441,008)	$(3,830,443)

Year ended December 31, 2019:
Portfolio shares sold	315,282	$2,564,427
Portfolio shares repurchased	(1,100,350)	(9,130,186)
Capital contributions	—	87,795

Net increase (decrease) in shares outstanding	(785,068)	$(6,477,964)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	1	$11
Portfolio shares repurchased	(370)	(3,090)

Net increase (decrease) in shares outstanding	(369)	$(3,079)

Year ended December 31, 2019:
Portfolio shares repurchased	(1,885)	$(15,391)
Capital contributions	—	146

Net increase (decrease) in shares outstanding	(1,885)	$(15,245)

8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are

B8

less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolio invests could go down. The Portfolio’s holdings can vary significantly from broad market indexes and the performance of the Portfolio can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

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Financial Highlights

(Unaudited)

	SP International Growth Portfolio—Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.28		$7.01		$8.05		$5.92	$6.14		$5.94

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.05		0.07		0.05	0.05		0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		2.21		(1.12)		2.08	(0.28)		0.17

Total from investment operations	0.33		2.26		(1.05)		2.13	(0.23)		0.20

Capital Contributions	—		0.01	(c)(d)	0.01	(d)	—	0.01	(e)	—

Net Asset Value, end of period	$9.61		$9.28		$7.01		$8.05	$5.92		$6.14

Total Return(f)	3.56%		32.38	%(g)	(12.92	)%(h)	35.98%	(3.58	)%(i)	3.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$84.4		$85.6		$70.1		$84.3	$63.9		$71.5
Average net assets (in millions)	$78.5		$79.6		$81.8		$75.1	$66.7		$76.2
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.01	%(k)	1.01%		1.01%		1.01%	1.03%		1.22%
Expenses before waivers and/or expense reimbursement	1.20	%(k)	1.24%		1.20%		1.34%	1.25%		1.23%
Net investment income (loss)	0.42	%(k)	0.64%		0.83%		0.67%	0.80%		0.51%
Portfolio turnover rate(l)	23%		26%		37%		45%	57%		48%

	SP International Growth Portfolio—Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.93		$6.77		$7.81		$5.76	$6.01		$5.83

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	0.02		0.03		0.03	0.04		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		2.13		(1.08)		2.02	(0.30)		0.17

Total from investment operations	0.30		2.15		(1.05)		2.05	(0.26)		0.18

Capital Contributions	—		0.01	(c)(d)	0.01	(d)	—	0.01	(e)	—

Net Asset Value, end of period	$9.23		$8.93		$6.77		$7.81	$5.76		$6.01

Total Return(f)	3.36%		31.91	%(g)	(13.32	)%(h)	35.59%	(4.16	)%(i)	3.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1		$0.1		$0.1		$0.1	$0.3		$6.1
Average net assets (in millions)	$0.1		$0.1		$0.1		$0.3	$4.3		$6.8
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.41	%(k)	1.41%		1.41%		1.41%	1.43%		1.62%
Expenses before waivers and/or expense reimbursement	1.60	%(k)	1.64%		1.60%		1.72%	1.65%		1.63%
Net investment income (loss)	0.02	%(k)	0.24%		0.44%		0.39%	0.61%		0.13%
Portfolio turnover rate(l)	23%		26%		37%		45%	57%		48%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 32.24% and 31.76% for Class I and Class II, respectively.

(h)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.04)% and (13.45)% for Class I and Class II, respectively.

(i)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.74)% and (4.33)% for Class I and Class II, respectively.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

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The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). The Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolio’s investment manager, to serve as the administrator of the Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the Portfolio’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Portfolio’s LRMP was reasonably designed to assess and manage the Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Portfolio’s investment strategies continue to be appropriate given the Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Portfolio, including liquidity risks presented by the Portfolio’s investment portfolio, is found in the Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

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Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements: SP International Growth Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and the SP International Growth Portfolio’s (the Portfolio’s) subadvisory agreements. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as a subadviser to the Portfolio, is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolio’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM

Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.019% of its management fee through June 30, 2021.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.01% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

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Newark, NJ 07102-3714

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Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800) 778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP INTL GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Prudential U.S. Emerging Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2020

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2020

SP Prudential U.S. Emerging Growth Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
O’Reilly Automotive, Inc.	Specialty Retail	2.4%
Splunk, Inc.	Software	2.0%
Tractor Supply Co.	Specialty Retail	1.9%
Spotify Technology SA	Entertainment	1.9%
Synopsys, Inc.	Software	1.8%
Trade Desk, Inc. (The) (Class A Stock)	Software	1.8%
ResMed, Inc.	Health Care Equipment & Supplies	1.7%
Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	1.5%
Teladoc Health, Inc.	Health Care Technology	1.4%
Ball Corp.	Containers & Packaging	1.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$1,115.60	0.68%	$3.58
	Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$1,113.30	1.08%	$5.67
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp. (Class A Stock)	25,283	$2,053,991

Automobiles — 1.4%
Tesla, Inc.*(a)	1,823	1,968,494
Thor Industries, Inc.(a)	21,619	2,303,072

		4,271,566

Banks — 1.0%
East West Bancorp, Inc.	23,232	841,928
First Republic Bank	21,062	2,232,361

		3,074,289

Biotechnology — 5.3%
Agios Pharmaceuticals, Inc.*	28,882	1,544,610
Alnylam Pharmaceuticals, Inc.*	20,723	3,069,284
BioMarin Pharmaceutical, Inc.*(a)	12,451	1,535,706
Exact Sciences Corp.*(a)	35,331	3,071,677
Exelixis, Inc.*	94,568	2,245,044
Intercept Pharmaceuticals, Inc.*(a)	9,491	454,714
Neurocrine Biosciences, Inc.*	18,604	2,269,688
Seattle Genetics, Inc.*	9,009	1,530,809

		15,721,532

Building Products — 2.6%
AZEK Co., Inc. (The)*	34,491	1,098,883
Fortune Brands Home & Security, Inc.(a)	34,981	2,236,335
Trane Technologies PLC(a)	23,724	2,110,962
Trex Co., Inc.*(a)	17,654	2,296,256

		7,742,436

Capital Markets — 5.0%
Blackstone Group, Inc. (The) (Class A Stock)(a)	20,739	1,175,072
Charles Schwab Corp. (The)	40,004	1,349,735
Evercore, Inc. (Class A Stock)	19,900	1,172,508
MarketAxess Holdings, Inc.	6,691	3,351,656
MSCI, Inc.	10,289	3,434,674
Nasdaq, Inc.	14,527	1,735,540
S&P Global, Inc.	4,971	1,637,845
TD Ameritrade Holding Corp.	28,093	1,022,023

		14,879,053

Commercial Services & Supplies — 2.1%
Copart, Inc.*	41,198	3,430,557
Waste Connections, Inc.	29,064	2,725,913

		6,156,470

Communications Equipment — 0.8%
Arista Networks, Inc.*(a)	10,930	2,295,628

Containers & Packaging — 2.0%
Avery Dennison Corp.	16,711	1,906,558
Ball Corp.	58,342	4,054,186

		5,960,744

Electrical Equipment — 2.0%
AMETEK, Inc.	26,994	2,412,454

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	28,043	$3,419,283

		5,831,737

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp. (Class A Stock)	35,720	3,422,333
Keysight Technologies, Inc.*	35,013	3,528,610
Zebra Technologies Corp. (Class A Stock)*	14,871	3,806,233

		10,757,176

Entertainment — 3.1%
Spotify Technology SA*(a)	22,293	5,755,830
Take-Two Interactive Software, Inc.*	24,364	3,400,483

		9,156,313

Health Care Equipment & Supplies — 4.0%
Cooper Cos., Inc. (The)	5,749	1,630,646
DexCom, Inc.*	5,787	2,346,050
Insulet Corp.*	14,430	2,803,172
ResMed, Inc.	26,757	5,137,344

		11,917,212

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	34,337	862,545
Amedisys, Inc.*	9,891	1,963,759
Centene Corp.*	30,259	1,922,960
McKesson Corp.	23,374	3,586,039

		8,335,303

Health Care Technology — 2.7%
Teladoc Health, Inc.*(a)	21,402	4,084,358
Veeva Systems, Inc. (Class A Stock)*(a)	17,133	4,016,318

		8,100,676

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc.*	3,829	4,029,486
Las Vegas Sands Corp.	37,046	1,687,075

		5,716,561

Household Durables — 2.4%
Garmin Ltd.	37,882	3,693,495
Helen of Troy Ltd.*(a)	8,105	1,528,279
NVR, Inc.*	602	1,961,767

		7,183,541

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	17,071	2,042,887

Insurance — 1.1%
Progressive Corp. (The)	29,027	2,325,353
Selectquote, Inc.*(a)	39,284	995,064

		3,320,417

Interactive Media & Services — 1.0%
Match Group, Inc.*(a)	27,989	2,996,222

Internet & Direct Marketing Retail — 0.7%
Booking Holdings, Inc.*	1,350	2,149,659

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services — 6.2%
Booz Allen Hamilton Holding Corp.	51,761	$4,026,488
FleetCor Technologies, Inc.*	11,719	2,947,680
Global Payments, Inc.	18,760	3,182,071
MongoDB, Inc.*(a)	11,929	2,700,010
Okta, Inc.*	18,862	3,776,738
Square, Inc. (Class A Stock)*	15,990	1,677,991

		18,310,978

Leisure Products — 0.6%
Brunswick Corp.	26,515	1,697,225

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*	4,043	1,497,325
Mettler-Toledo International, Inc.*	3,759	3,028,062

		4,525,387

Machinery — 3.1%
Ingersoll Rand, Inc.*	54,957	1,545,391
ITT, Inc.	30,737	1,805,491
Nordson Corp.	15,592	2,957,958
Stanley Black & Decker, Inc.	21,331	2,973,115

		9,281,955

Media — 0.8%
New York Times Co. (The) (Class A Stock)(a)	58,275	2,449,298

Pharmaceuticals — 3.2%
Catalent, Inc.*	32,464	2,379,611
Horizon Therapeutics PLC*	51,708	2,873,931
Jazz Pharmaceuticals PLC*	18,527	2,044,269
Royalty Pharma PLC (Class A Stock)*	43,146	2,094,738

		9,392,549

Professional Services — 4.3%
CoStar Group, Inc.*	4,679	3,325,225
Equifax, Inc.	18,249	3,136,638
FTI Consulting, Inc.*	23,960	2,744,618
IHS Markit Ltd	49,513	3,738,232

		12,944,713

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*(a)	31,072	1,405,076

Road & Rail — 1.6%
Lyft, Inc. (Class A Stock)*(a)	38,418	1,268,178
Old Dominion Freight Line, Inc.	19,978	3,388,069

		4,656,247

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.*	50,164	2,639,128
Cree, Inc.*(a)	14,920	883,115
Enphase Energy, Inc.*(a)	67,918	3,230,859
Entegris, Inc.(a)	46,587	2,750,962
KLA Corp.	18,066	3,513,476
Lam Research Corp.	6,701	2,167,506
Microchip Technology, Inc.(a)	31,711	3,339,485
Xilinx, Inc.	36,686	3,609,536

		22,134,067

COMMON STOCKS (continued)	Shares	Value
Software — 13.7%
Cadence Design Systems, Inc.*	42,070	$4,037,037
Coupa Software, Inc.*(a)	7,497	2,076,969
Crowdstrike Holdings, Inc. (Class A Stock)*	33,142	3,323,811
HubSpot, Inc.*	10,676	2,395,161
Intuit, Inc.	6,024	1,784,248
Medallia, Inc.*(a)	31,474	794,404
RingCentral, Inc. (Class A Stock)*	13,957	3,977,884
ServiceNow, Inc.*	3,946	1,598,367
Slack Technologies, Inc. (Class A Stock)*(a)	44,264	1,376,168
Splunk, Inc.*	30,148	5,990,408
Synopsys, Inc.*	27,016	5,268,120
Trade Desk, Inc. (The) (Class A Stock)*(a)	12,908	5,247,102
Zscaler, Inc.*(a)	25,020	2,739,690

		40,609,369

Specialty Retail — 7.9%
Burlington Stores, Inc.*	12,338	2,429,722
CarMax, Inc.*(a)	27,473	2,460,207
National Vision Holdings, Inc.*(a)	53,058	1,619,330
O’Reilly Automotive, Inc.*	16,802	7,084,900
Ross Stores, Inc.	21,045	1,793,876
Tractor Supply Co.	43,780	5,769,766
Ulta Beauty, Inc.*	11,117	2,261,420

		23,419,221

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	14,511	4,527,577

TOTAL LONG-TERM INVESTMENTS (cost $218,109,869)		295,017,075

SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,996,779	2,996,779
PGIM Institutional Money Market Fund (cost $45,194,061; includes $45,170,133 of cash collateral for securities on loan)(b)(w)	45,300,307	45,300,307

TOTAL SHORT-TERM INVESTMENTS (cost $48,190,840)		48,297,086

TOTAL INVESTMENTS—115.5% (cost $266,300,709)		343,314,161
Liabilities in excess of other assets — (15.5)%		(46,052,624)

NET ASSETS — 100.0%		$297,261,537

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR	—	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,864,252; cash collateral of $45,170,133 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$2,053,991	$—	$—
Automobiles	4,271,566	—	—
Banks	3,074,289	—	—
Biotechnology	15,721,532	—	—
Building Products	7,742,436	—	—
Capital Markets	14,879,053	—	—
Commercial Services & Supplies	6,156,470	—	—
Communications Equipment	2,295,628	—	—
Containers & Packaging	5,960,744	—	—
Electrical Equipment	5,831,737	—	—
Electronic Equipment, Instruments & Components	10,757,176	—	—
Entertainment	9,156,313	—	—
Health Care Equipment & Supplies	11,917,212	—	—
Health Care Providers & Services	8,335,303	—	—
Health Care Technology	8,100,676	—	—
Hotels, Restaurants & Leisure	5,716,561	—	—
Household Durables	7,183,541	—	—
Industrial Conglomerates	2,042,887	—	—
Insurance	3,320,417	—	—
Interactive Media & Services	2,996,222	—	—
Internet & Direct Marketing Retail	2,149,659	—	—
IT Services	18,310,978	—	—
Leisure Products	1,697,225	—	—
Life Sciences Tools & Services	4,525,387	—	—
Machinery	9,281,955	—	—
Media	2,449,298	—	—
Pharmaceuticals	9,392,549	—	—
Professional Services	12,944,713	—	—
Real Estate Management & Development	1,405,076	—	—
Road & Rail	4,656,247	—	—
Semiconductors & Semiconductor Equipment	22,134,067	—	—
Software	40,609,369	—	—
Specialty Retail	23,419,221	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$4,527,577	$—	$—
Affiliated Mutual Funds	48,297,086	—	—

Total	$343,314,161	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (15.2% represents investments purchased with collateral from securities on loan)	16.3%
Software	13.7
Specialty Retail	7.9
Semiconductors & Semiconductor Equipment	7.4
IT Services	6.2
Biotechnology	5.3
Capital Markets	5.0
Professional Services	4.3
Health Care Equipment & Supplies	4.0
Electronic Equipment, Instruments & Components	3.6
Pharmaceuticals	3.2
Machinery	3.1
Entertainment	3.1
Health Care Providers & Services	2.8
Health Care Technology	2.7
Building Products	2.6
Household Durables	2.4
Commercial Services & Supplies	2.1
Containers & Packaging	2.0
Electrical Equipment	2.0

Hotels, Restaurants & Leisure	1.9%
Road & Rail	1.6
Textiles, Apparel & Luxury Goods	1.5
Life Sciences Tools & Services	1.5
Automobiles	1.4
Insurance	1.1
Banks	1.0
Interactive Media & Services	1.0
Media	0.8
Communications Equipment	0.8
Internet & Direct Marketing Retail	0.7
Aerospace & Defense	0.7
Industrial Conglomerates	0.7
Leisure Products	0.6
Real Estate Management & Development	0.5

115.5
Liabilities in excess of other assets	(15.5)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,864,252	$(44,864,252)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

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SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $44,864,252:
Unaffiliated investments (cost $218,109,869)	$295,017,075
Affiliated investments (cost $48,190,840)	48,297,086
Cash	42,812
Dividends receivable	71,424
Tax reclaim receivable	13,879
Prepaid expenses	304

Total Assets	343,442,580

LIABILITIES
Payable to broker for collateral for securities on loan	45,170,133
Payable for investments purchased	485,321
Payable for Portfolio shares repurchased	193,669
Accrued expenses and other liabilities	176,961
Management fee payable	144,652
Payable to affiliate	9,253
Affiliated transfer agent fee payable	926
Distribution fee payable	80
Administration fee payable	48

Total Liabilities	46,181,043

NET ASSETS	$297,261,537

Net assets were comprised of:
Partners’ Equity	$297,261,537

Class I:
Net asset value and redemption price per share, $296,881,200 / 14,176,861 outstanding shares of beneficial interest	$20.94

Class II:
Net asset value and redemption price per share, $380,337 / 19,441 outstanding shares of beneficial interest	$19.56

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $2,049 foreign withholding tax)	$773,426
Income from securities lending, net (including affiliated income of $79,623)	99,248
Affiliated dividend income	29,328

Total income	902,002

EXPENSES
Management fee	808,480
Distribution fee—Class II	492
Administration fee—Class II	295
Shareholders’ reports	43,229
Custodian and accounting fees	31,204
Audit fee	13,774
Trustees’ fees	6,180
Legal fees and expenses.	6,124
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	8,539

Total expenses	923,629

NET INVESTMENT INCOME (LOSS)	(21,627)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(63,953))	23,841,610

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $102,222)	7,127,438

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	30,969,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,947,421

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(21,627)	$(20,214)
Net realized gain (loss) on investment transactions	23,841,610	49,633,228
Net change in unrealized appreciation (depreciation) on investments	7,127,438	29,910,391

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,947,421	79,523,405

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,636,092	9,574,970
Portfolio shares repurchased	(21,572,137)	(24,181,462)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(13,936,045)	(14,606,492)

TOTAL INCREASE (DECREASE)	17,011,376	64,916,913
NET ASSETS:
Beginning of period	280,250,161	215,333,248

End of period	$297,261,537	$280,250,161

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”). The information presented in these financial statements pertains to the SP Prudential U.S. Emerging Growth Portfolio (the “Portfolio”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is long-term capital appreciation.

1.	Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s

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financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Portfolio limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes

B2

aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into an investment management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. The Manager has entered into a subadvisory agreement with J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (the “subadviser”), under which J.P. Morgan provides investment advisory services for the Portfolio. The Manager pays for the services of the subadviser, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Portfolio’s average daily net assets of the Fund. All amounts paid or payable by the Portfolio to the Manager, under the agreement, are reflected in the Statement of Operations.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was $1,669.

PGIM Investments and PIMS are indirect, wholly-owned subsidiaries of Prudential.

B3

3.	Other Transactions with Affiliates

a.)	Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities Exchange Commission (“SEC”), the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Portfolio.

b.)	Foreign Withholding Tax Reclaim Matters

As a result of the Portfolio’s tax status as a partnership, instead of a regulated investment company (RIC), the Portfolio is subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and is subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential has instituted a process to reimburse the Portfolio for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolio’s partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the Portfolio has the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid the Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by the Portfolio from a foreign tax authority for reclaims for which the Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolio are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to the Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolio does not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amount has been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes.

Portfolio	2020 Payments
SP Prudential U.S. Emerging Growth Portfolio	$1,366

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $105,762,245

B4

and $119,683,138, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,356,856	$44,357,429	$43,717,506	$—	$—	$2,996,779	2,996,779	$29,328
PGIM Institutional Money Market Fund*
38,479,925	191,237,604	184,455,491	102,222	(63,953)	45,300,307	45,300,307	79,623	**

$40,836,781	$235,595,033	$228,172,997	$102,222	$(63,953)	$48,297,086		$108,951

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

B5

The Portfolio utilized the SCA during the reporting period ended June 30, 2020. The average daily balance for the 2 days that the Portfolio had loans outstanding during the period was approximately $273,000, borrowed at a weighted average interest rate of 2.87%. The maximum loan outstanding amount during the period was $416,000. At June 30, 2020, the Portfolio did not have an outstanding loan amount.

7.	Capital and Ownership

The Portfolio offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolio through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2020, the following number of shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
SP Prudential U.S. Emerging Growth Portfolio - Class I	14,176,861	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated		Unaffiliated
Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
SP Prudential U.S. Emerging Growth Portfolio	2	99.4%	—	—%

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	423,192	$7,636,092
Portfolio shares repurchased	(1,151,820)	(21,437,442)

Net increase (decrease) in shares outstanding	(728,628)	$(13,801,350)

Year ended December 31, 2019:
Portfolio shares sold	561,212	$9,543,598
Portfolio shares repurchased	(1,420,719)	(23,926,134)

Net increase (decrease) in shares outstanding	(859,507)	$(14,382,536)

Class II:
Six months ended June 30, 2020:
Portfolio shares repurchased	(7,430)	$(134,695)

Net increase (decrease) in shares outstanding	(7,430)	$(134,695)

Year ended December 31, 2019:
Portfolio shares sold	1,978	$31,372
Portfolio shares repurchased	(16,204)	(255,328)

Net increase (decrease) in shares outstanding	(14,226)	$(223,956)

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8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolio invests could go down. The Portfolio’s holdings can vary significantly from broad market indexes and the performance of the Portfolio can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

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Financial Highlights

(unaudited)

SP Prudential U.S. Emerging Growth Portfolio—Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.77		$13.63		$14.79		$12.08	$11.58		$11.86

Income (Loss) From Investment Operations:
Net investment income (loss)	(—	)(b)	(—	)(b)	0.02		0.02	0.01		— (c)
Net realized and unrealized gain (loss) on investment transactions	2.17		5.14		(1.18)		2.69	0.47		(0.28)

Total from investment operations	2.17		5.14		(1.16)		2.71	0.48		(0.28)

Capital Contributions	—		—		—	(c)(d)	—	0.02	(e)	—

Net Asset Value, end of period	$20.94		$18.77		$13.63		$14.79	$12.08		$11.58

Total Return(f)	11.56%		37.71%		(7.84	)%(g)	22.43%	4.32	%(h)	(2.36)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$296.9		$279.8		$214.8		$249.8	$217.7		$223.3
Average net assets (in millions)	$270.6		$257.0		$248.2		$235.7	$215.0		$244.7
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.68	%(j)	0.70%		0.68%		0.71%	0.69%		0.67%
Expenses before waivers and/or expense reimbursement	0.68	%(j)	0.70%		0.68%		0.71%	0.69%		0.67%
Net investment income (loss)	(0.02	)%(j)	(0.01)%		0.15%		0.18%	0.10%		(0.01)%
Portfolio turnover rate(k)	39%		106%		43%		39%	35%		34%

SP Prudential U.S. Emerging Growth Portfolio—Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019		2018		2017	2016		2015

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.57		$12.81		$13.95		$11.44	$11.02		$11.33

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.06)		(0.03)		(0.03)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.03		4.82		(1.11)		2.54	0.43		(0.26)

Total from investment operations	1.99		4.76		(1.14)		2.51	0.40		(0.31)

Capital Contributions	—		—		—	(c)(d)	—	0.02	(e)	—

Net Asset Value, end of period	$19.56		$17.57		$12.81		$13.95	$11.44		$11.02

Total Return(f)	11.33%		37.16%		(8.17	)%(g)	21.94%	3.81	%(h)	(2.74)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4		$0.5		$0.5		$0.6	$0.8		$0.8
Average net assets (in millions)	$0.4		$0.6		$0.6		$0.8	$0.8		$1.0
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.08	%(j)	1.10%		1.08%		1.10%	1.09%		1.07%
Expenses before waivers and/or expense reimbursement	1.08	%(j)	1.10%		1.08%		1.10%	1.09%		1.07%
Net investment income (loss)	(0.42	)%(j)	(0.40)%		(0.24)%		(0.22)%	(0.30)%		(0.40)%
Portfolio turnover rate(k)	39%		106%		43%		39%	35%		34%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $(0.005) per share.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.15% and 3.63% for Class I and Class II, respectively.

(i)	Does not include expenses of the investment companies in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). The Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolio’s investment manager, to serve as the administrator of the Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the Portfolio’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Portfolio’s LRMP was reasonably designed to assess and manage the Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Portfolio’s investment strategies continue to be appropriate given the Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Portfolio, including liquidity risks presented by the Portfolio’s investment portfolio, is found in the Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements: SP Prudential U.S. Emerging Growth

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and the SP Prudential U.S. Emerging Growth Portfolio’s (the Portfolio’s) subadvisory agreement with J.P. Morgan Investment Management, Inc. (JPMorgan or the subadviser). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and the subadviser which serves as subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and the Subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolio’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’

evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Prudential U.S. Emerging Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over all other periods.

•

The Board noted that in January 2019 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and that as a result, the Portfolio’s performance prior to January 2019 was not attributable to the Portfolio’s current subadviser and that the current subadviser should be afforded more time to have a meaningful influence on the Portfolio’s track record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

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PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800) 778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP US EM GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Small Cap Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2020

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2020

SP Small Cap Value Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
iShares Russell 2000 Value ETF	Exchange-Traded Fund	1.7%
STAG Industrial, Inc.	Equity Real Estate Investment Trusts (REITs)	1.2%
Rexnord Corp.	Machinery	1.0%
ONE Gas, Inc.	Gas Utilities	1.0%
Meritage Homes Corp.	Household Durables	1.0%
Darling Ingredients, Inc.	Food Products	1.0%
Portland General Electric Co.	Electric Utilities	1.0%
KBR, Inc.	IT Services	1.0%
Terreno Realty Corp.	Equity Real Estate Investment Trusts (REITs)	0.9%
Stifel Financial Corp.	Capital Markets	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

SP Small Cap Value (Class I)	Actual	$1,000.00	$753.10	1.02%	$4.45
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 97.0%	Shares	Value
Aerospace & Defense — 1.0%
AAR Corp.	17,243	$356,413
Aerojet Rocketdyne Holdings, Inc.*	13,293	526,935
Curtiss-Wright Corp.	4,980	444,614
Ducommun, Inc.*	11,528	401,981

		1,729,943

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	15,761	350,998
Hub Group, Inc. (Class A Stock)*	10,027	479,892

		830,890

Airlines — 0.6%
Allegiant Travel Co.	3,446	376,338
SkyWest, Inc.	17,647	575,645

		951,983

Auto Components — 1.0%
Adient PLC*	58,522	960,931
American Axle & Manufacturing Holdings, Inc.*	26,684	202,798
Cooper Tire & Rubber Co.	6,598	182,171
Visteon Corp.*	4,924	337,294

		1,683,194

Banks — 16.3%
Amalgamated Bank (Class A Stock)	15,045	190,169
Ameris Bancorp.	46,975	1,108,140
Atlantic Union Bankshares Corp.	44,296	1,025,895
BancorpSouth Bank	51,644	1,174,385
Bank of Hawaii Corp.	4,338	266,397
Banner Corp.	30,527	1,160,026
Brookline Bancorp, Inc.	57,253	577,110
Bryn Mawr Bank Corp.	10,065	278,398
Columbia Banking System, Inc.	50,799	1,439,898
Community Bank System, Inc.(a)	23,577	1,344,361
ConnectOne Bancorp, Inc.	37,626	606,531
CVB Financial Corp.	69,325	1,299,150
FB Financial Corp.(a)	30,823	763,486
First Financial Bankshares, Inc.(a)	37,471	1,082,537
First Merchants Corp.	39,713	1,094,887
First Midwest Bancorp, Inc.	37,792	504,523
First of Long Island Corp. (The)	7,993	130,606
German American Bancorp, Inc.	17,164	533,800
Glacier Bancorp, Inc.	41,650	1,469,828
Great Western Bancorp, Inc.	31,132	428,376
Heritage Financial Corp.	26,807	536,140
Home BancShares, Inc.	51,326	789,394
Independent Bank Corp.(a)	21,758	1,459,744
Lakeland Financial Corp.	25,377	1,182,314
OceanFirst Financial Corp.	45,249	797,740
Pacific Premier Bancorp, Inc.	37,089	804,090
Pinnacle Financial Partners, Inc.	18,129	761,237
Renasant Corp.	49,825	1,240,643
Sandy Spring Bancorp, Inc.	11,913	295,204
South State Corp.	31,128	1,483,560
Towne Bank	24,331	458,396
TriCo Bancshares	22,986	699,924

COMMON STOCKS (continued)	Shares	Value
Banks (cont’d.)
United Community Banks, Inc.	59,758	$1,202,331

		28,189,220

Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	9,742	613,259
Emergent BioSolutions, Inc.*	6,211	491,166

		1,104,425

Building Products — 1.3%
AZEK Co., Inc. (The)*	13,632	434,315
Gibraltar Industries, Inc.*	10,665	512,027
Griffon Corp.(a)	32,333	598,807
Patrick Industries, Inc.	12,304	753,620

		2,298,769

Capital Markets — 2.2%
Hamilton Lane, Inc. (Class A Stock)	11,292	760,742
Houlihan Lokey, Inc.	12,888	717,088
PJT Partners, Inc. (Class A Stock)	9,899	508,215
Stifel Financial Corp.	34,209	1,622,533
Virtu Financial, Inc. (Class A Stock)	10,958	258,609

		3,867,187

Chemicals — 1.8%
HB Fuller Co.	13,010	580,246
PolyOne Corp.	57,493	1,508,041
Quaker Chemical Corp.	1,450	269,192
Stepan Co.	2,866	278,289
W R Grace & Co.	10,286	522,632

		3,158,400

Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	24,483	888,733
Brady Corp. (Class A Stock)	12,573	588,668
Casella Waste Systems, Inc. (Class A Stock)*	11,878	619,081
Herman Miller, Inc.	26,208	618,771

		2,715,253

Communications Equipment — 1.1%
InterDigital, Inc.	5,472	309,880
NetScout Systems, Inc.*(a)	31,400	802,584
Viavi Solutions, Inc.*	57,161	728,231

		1,840,695

Construction & Engineering — 1.6%
AECOM*	16,854	633,373
EMCOR Group, Inc.	15,929	1,053,544
MasTec, Inc.*(a)	24,031	1,078,271

		2,765,188

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	47,064	756,789

Consumer Finance — 0.5%
FirstCash, Inc.	7,346	495,708
Green Dot Corp. (Class A Stock)*	6,039	296,394

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (cont’d.)
Oportun Financial Corp.*	10,861	$145,972

		938,074

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	46,352	648,464

Diversified Consumer Services — 0.3%
Laureate Education, Inc. (Class A Stock)*	42,580	424,310

Diversified Financial Services — 0.4%
Alerus Financial Corp.	7,231	142,884
Collier Creek Holdings (Class A Stock)*	44,378	607,979

		750,863

Electric Utilities — 3.2%
ALLETE, Inc.	23,939	1,307,309
IDACORP, Inc.	5,921	517,318
MGE Energy, Inc.	8,855	571,236
PNM Resources, Inc.	37,942	1,458,490
Portland General Electric Co.	39,055	1,632,890

		5,487,243

Electrical Equipment — 0.3%
nVent Electric PLC	27,158	508,669

Electronic Equipment, Instruments & Components — 2.2%
CTS Corp.	19,757	395,930
FARO Technologies, Inc.*	11,356	608,682
II-VI, Inc.*(a)	7,148	337,529
Knowles Corp.*	42,979	655,859
Rogers Corp.*	4,461	555,841
SYNNEX Corp.	3,314	396,918
TTM Technologies, Inc.*	65,034	771,303

		3,722,062

Energy Equipment & Services — 0.9%
Cactus, Inc. (Class A Stock)	30,788	635,156
ChampionX Corp.*	101,277	988,464

		1,623,620

Entertainment — 0.0%
Live Nation Entertainment, Inc.*	1,659	73,543

Equity Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	53,008	688,044
Columbia Property Trust, Inc.	60,864	799,753
CyrusOne, Inc.	19,791	1,439,795
Healthcare Realty Trust, Inc.	52,969	1,551,462
Hudson Pacific Properties, Inc.	30,941	778,476
Life Storage, Inc.	7,532	715,163
National Health Investors, Inc.	14,257	865,685
Park Hotels & Resorts, Inc.	51,815	512,450
Pebblebrook Hotel Trust(a)	69,772	953,086
Physicians Realty Trust	69,392	1,215,748
Preferred Apartment Communities, Inc. (Class A Stock)	28,782	218,743
PS Business Parks, Inc.	10,948	1,449,515
RLJ Lodging Trust	90,781	856,973
Safehold, Inc.(a)	15,090	867,524
STAG Industrial, Inc.	69,164	2,027,889

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Terreno Realty Corp.	30,899	$1,626,523

		16,566,829

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings, Inc.*	9,953	370,948
Grocery Outlet Holding Corp.*	9,424	384,499
Performance Food Group Co.*	43,576	1,269,805

		2,025,252

Food Products — 1.8%
Darling Ingredients, Inc.*	67,547	1,663,007
Hostess Brands, Inc.*	62,237	760,536
Nomad Foods Ltd. (United Kingdom)*	24,301	521,257
Simply Good Foods Co. (The)*	9,049	168,130

		3,112,930

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	10,798	907,032
ONE Gas, Inc.	22,635	1,744,027

		2,651,059

Health Care Equipment & Supplies — 2.0%
Avanos Medical, Inc.*	28,486	837,203
CONMED Corp.	11,788	848,618
Globus Medical, Inc. (Class A Stock)*	14,977	714,553
Merit Medical Systems, Inc.*	11,861	541,455
Mesa Laboratories, Inc.(a)	2,138	463,518

		3,405,347

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	32,415	814,265
AMN Healthcare Services, Inc.*	6,463	292,386
Magellan Health, Inc.*	6,856	500,351
Tenet Healthcare Corp.*	26,381	477,760

		2,084,762

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*(a)	45,283	306,566
HMS Holdings Corp.*	17,463	565,627
Vocera Communications, Inc.*	15,375	325,950

		1,198,143

Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp.	31,994	668,675
Brinker International, Inc.	21,592	518,208
Eldorado Resorts, Inc.*(a)	13,599	544,776
Jack in the Box, Inc.	12,619	934,942
Marriott Vacations Worldwide Corp.	15,119	1,242,933
Papa John’s International, Inc.(a)	3,894	309,222
Penn National Gaming, Inc.*(a)	7,973	243,495
Texas Roadhouse, Inc.	8,833	464,351

		4,926,602

Household Durables — 2.1%
Helen of Troy Ltd.*	2,830	533,625
KB Home	20,261	621,608
Meritage Homes Corp.*	22,691	1,727,239

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (cont’d.)
TopBuild Corp.*	6,685	$760,552

		3,643,024

Insurance — 4.4%
AMERISAFE, Inc.	9,434	576,983
BRP Group, Inc. (Class A Stock)*	22,428	387,332
CNO Financial Group, Inc.	16,650	259,241
Enstar Group Ltd. (Bermuda)*	5,404	825,569
Kemper Corp.	10,743	779,082
Kinsale Capital Group, Inc.	6,277	974,253
Palomar Holdings, Inc.*	9,875	846,880
Primerica, Inc.	7,675	894,905
RLI Corp.	11,664	957,614
Selective Insurance Group, Inc.	22,113	1,166,240

		7,668,099

IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	2,600	563,888
KBR, Inc.	72,167	1,627,366
ManTech International Corp. (Class A Stock)	8,170	559,563

		2,750,817

Leisure Products — 0.9%
BRP, Inc.	10,990	467,954
Callaway Golf Co.(a)	34,028	595,831
Malibu Boats, Inc. (Class A Stock)*	7,897	410,249

		1,474,034

Life Sciences Tools & Services — 1.1%
Luminex Corp.	18,461	600,537
PRA Health Sciences, Inc.*	5,539	538,889
Syneos Health, Inc.*	12,108	705,291

		1,844,717

Machinery — 6.3%
Astec Industries, Inc.	8,691	402,480
Chart Industries, Inc.*	10,906	528,832
CIRCOR International, Inc.*	12,680	323,086
Colfax Corp.*(a)	32,729	913,139
Columbus McKinnon Corp.	18,220	609,459
Enerpac Tool Group Corp.	28,233	496,901
Federal Signal Corp.	25,082	745,688
Kennametal, Inc.	42,436	1,218,338
Navistar International Corp.*	11,060	311,892
Rexnord Corp.	61,266	1,785,904
SPX FLOW, Inc.*	26,992	1,010,580
Timken Co. (The)	20,980	954,380
TriMas Corp.*	33,083	792,338
Watts Water Technologies, Inc. (Class A Stock)	9,344	756,864

		10,849,881

Media — 0.8%
Nexstar Media Group, Inc. (Class A Stock)	12,250	1,025,202

COMMON STOCKS (continued)	Shares	Value
Media (cont’d.)
TEGNA, Inc.	29,526	$328,920

		1,354,122

Metals & Mining — 1.7%
Cleveland-Cliffs, Inc.(a)	82,544	455,643
Commercial Metals Co.	44,759	913,084
Constellium SE*	75,218	577,674
Sandstorm Gold Ltd. (Canada)*	69,403	667,657
Warrior Met Coal, Inc.	21,608	332,547

		2,946,605

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Blackstone Mortgage Trust, Inc. (Class A Stock)	3,198	77,040
KKR Real Estate Finance Trust, Inc.	50,852	843,126
PennyMac Mortgage Investment Trust	69,795	1,223,507
Two Harbors Investment Corp.(a)	160,630	809,575

		2,953,248

Multiline Retail — 0.1%
Big Lots, Inc.	2,502	105,084

Oil, Gas & Consumable Fuels — 2.9%
Brigham Minerals, Inc. (Class A Stock)	42,122	520,207
Euronav NV (Belgium)	58,184	474,200
Falcon Minerals Corp.(a)	61,745	197,584
Golar LNG Ltd. (Cameroon)*(a)	60,984	441,524
Noble Energy, Inc.	58,986	528,515
Parsley Energy, Inc. (Class A Stock)	77,689	829,718
Rattler Midstream, MLP	35,640	345,708
Viper Energy Partners, MLP	84,003	870,271
WPX Energy, Inc.*	118,601	756,674

		4,964,401

Personal Products — 0.3%
BellRing Brands, Inc. (Class A Stock)*	20,111	401,013
Edgewell Personal Care Co.*	6,098	190,014

		591,027

Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*	19,072	716,344

Professional Services — 1.2%
ASGN, Inc.*	17,814	1,187,838
FTI Consulting, Inc.*	3,208	367,476
ICF International, Inc.	8,750	567,262

		2,122,576

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	38,041	578,984

Road & Rail — 1.3%
ArcBest Corp.	10,208	270,614
Marten Transport Ltd.	28,427	715,223
Saia, Inc.*	8,384	932,133
Werner Enterprises, Inc.	8,024	349,285

		2,267,255

Semiconductors & Semiconductor Equipment — 1.7%
FormFactor, Inc.*	7,700	225,841

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*	22,677	$643,800
MACOM Technology Solutions Holdings, Inc.*	688	23,633
MKS Instruments, Inc.	4,825	546,383
Onto Innovation, Inc.*	24,896	847,460
Semtech Corp.*	11,098	579,537

		2,866,654

Software — 1.0%
Bottomline Technologies DE, Inc.*	13,606	690,777
Cloudera, Inc.*(a)	34,384	437,364
Verint Systems, Inc.*	12,792	577,943

		1,706,084

Specialty Retail — 2.8%
Burlington Stores, Inc.*	2,193	431,867
Five Below, Inc.*	4,274	456,933
Lithia Motors, Inc. (Class A Stock)	6,368	963,669
Michaels Cos., Inc. (The)*	83,622	591,208
Rent-A-Center, Inc.	25,150	699,673
RH*(a)	2,420	602,338
Sally Beauty Holdings, Inc.*	3,007	37,678
Sonic Automotive, Inc. (Class A Stock)	16,766	535,003
Zumiez, Inc.*	19,675	538,702

		4,857,071

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	21,468	790,452
Deckers Outdoor Corp.*	3,034	595,847
Wolverine World Wide, Inc.	32,058	763,301

		2,149,600

Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.	109,659	898,107
NMI Holdings, Inc. (Class A Stock)*	40,921	658,010
Provident Financial Services, Inc.	32,298	466,706
Walker & Dunlop, Inc.	13,960	709,308
Washington Federal, Inc.	42,443	1,139,170

		3,871,301

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	21,784	574,444
BMC Stock Holdings, Inc.*	27,735	697,258
Herc Holdings, Inc.*	15,198	467,034
Kaman Corp.	18,126	754,042

		2,492,778

Water Utilities — 0.4%
SJW Group	11,129	691,222

TOTAL COMMON STOCKS (cost $160,646,787)		167,504,636

EXCHANGE-TRADED FUND — 1.7%	Shares	Value
iShares Russell 2000 Value ETF(a) (cost $3,534,200)	29,213	$2,847,099

TOTAL LONG-TERM INVESTMENTS (cost $164,180,987)		170,351,735

SHORT-TERM INVESTMENTS — 11.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	4,119,501	4,119,501
PGIM Institutional Money Market Fund (cost $16,207,927; includes $16,201,005 of cash collateral for securities on loan)(b)(w)	16,222,151	16,222,151

TOTAL SHORT-TERM INVESTMENTS (cost $20,327,428)		20,341,652

TOTAL INVESTMENTS — 110.5% (cost $184,508,415)		190,693,387
Liabilities in excess of other assets — (10.5)%		(18,055,189)

NET ASSETS — 100.0%		$172,638,198

Below is a list of the abbreviation(s) used in the semiannual report:

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

REITs — Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,981,795; cash collateral of $16,201,005 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$1,729,943	$—	$—
Air Freight & Logistics	830,890	—	—
Airlines	951,983	—	—
Auto Components	1,683,194	—	—
Banks	28,189,220	—	—
Biotechnology	1,104,425	—	—
Building Products	2,298,769	—	—
Capital Markets	3,867,187	—	—
Chemicals	3,158,400	—	—
Commercial Services & Supplies	2,715,253	—	—
Communications Equipment	1,840,695	—	—
Construction & Engineering	2,765,188	—	—
Construction Materials	756,789	—	—
Consumer Finance	938,074	—	—
Containers & Packaging	648,464	—	—
Diversified Consumer Services	424,310	—	—
Diversified Financial Services	750,863	—	—
Electric Utilities	5,487,243	—	—
Electrical Equipment	508,669	—	—
Electronic Equipment, Instruments & Components	3,722,062	—	—
Energy Equipment & Services	1,623,620	—	—
Entertainment	73,543	—	—
Equity Real Estate Investment Trusts (REITs)	16,566,829	—	—
Food & Staples Retailing	2,025,252	—	—
Food Products	3,112,930	—	—
Gas Utilities	2,651,059	—	—
Health Care Equipment & Supplies	3,405,347	—	—
Health Care Providers & Services	2,084,762	—	—
Health Care Technology	1,198,143	—	—
Hotels, Restaurants & Leisure	4,926,602	—	—
Household Durables	3,643,024	—	—
Insurance	7,668,099	—	—
IT Services	2,750,817	—	—
Leisure Products	1,474,034	—	—
Life Sciences Tools & Services	1,844,717	—	—
Machinery	10,849,881	—	—
Media	1,354,122	—	—
Metals & Mining	2,946,605	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,953,248	—	—
Multiline Retail	105,084	—	—
Oil, Gas & Consumable Fuels	4,964,401	—	—
Personal Products	591,027	—	—
Pharmaceuticals	716,344	—	—
Professional Services	2,122,576	—	—
Real Estate Management & Development	578,984	—	—
Road & Rail	2,267,255	—	—
Semiconductors & Semiconductor Equipment	2,866,654	—	—
Software	1,706,084	—	—
Specialty Retail	4,857,071	—	—
Textiles, Apparel & Luxury Goods	2,149,600	—	—
Thrifts & Mortgage Finance	3,871,301	—	—
Trading Companies & Distributors	2,492,778	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Water Utilities	$691,222	$—	$—
Exchange-Traded Fund	2,847,099	—	—
Affiliated Mutual Funds	20,341,652	—	—

Total	$190,693,387	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	16.3%
Affiliated Mutual Funds (9.4% represents investments purchased with collateral from securities on loan)	11.8
Equity Real Estate Investment Trusts (REITs)	9.6
Machinery	6.3
Insurance	4.4
Electric Utilities	3.2
Oil, Gas & Consumable Fuels	2.9
Hotels, Restaurants & Leisure	2.9
Specialty Retail	2.8
Thrifts & Mortgage Finance	2.2
Capital Markets	2.2
Electronic Equipment, Instruments & Components	2.2
Household Durables	2.1
Health Care Equipment & Supplies	2.0
Chemicals	1.8
Food Products	1.8
Mortgage Real Estate Investment Trusts (REITs)	1.7
Metals & Mining	1.7
Semiconductors & Semiconductor Equipment	1.7
Exchange-Traded Fund	1.7
Construction & Engineering	1.6
IT Services	1.6
Commercial Services & Supplies	1.6
Gas Utilities	1.5
Trading Companies & Distributors	1.4
Building Products	1.3
Road & Rail	1.3
Textiles, Apparel & Luxury Goods	1.3
Professional Services	1.2
Health Care Providers & Services	1.2

Food & Staples Retailing	1.2%
Life Sciences Tools & Services	1.1
Communications Equipment	1.1
Aerospace & Defense	1.0
Software	1.0
Auto Components	1.0
Energy Equipment & Services	0.9
Leisure Products	0.9
Media	0.8
Health Care Technology	0.7
Biotechnology	0.6
Airlines	0.6
Consumer Finance	0.5
Air Freight & Logistics	0.5
Construction Materials	0.4
Diversified Financial Services	0.4
Pharmaceuticals	0.4
Water Utilities	0.4
Containers & Packaging	0.4
Personal Products	0.3
Real Estate Management & Development	0.3
Electrical Equipment	0.3
Diversified Consumer Services	0.3
Multiline Retail	0.1
Entertainment	0.0 *

110.5
Liabilities in excess of other assets	(10.5)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$15,981,795	$(15,981,795)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $15,981,795:
Unaffiliated investments (cost $164,180,987)	$170,351,735
Affiliated investments (cost $20,327,428)	20,341,652
Receivable for investments sold	1,492,836
Dividends receivable	239,571
Receivable for Portfolio shares sold	108,161
Tax reclaim receivable	15,262
Prepaid expenses	254

Total Assets	192,549,471

LIABILITIES
Payable to broker for collateral for securities on loan	16,201,005
Payable for investments purchased	3,497,236
Management fee payable	126,626
Accrued expenses and other liabilities	79,125
Payable to affiliate	5,668
Affiliated transfer agent fee payable	926
Payable for Portfolio shares repurchased	687

Total Liabilities	19,911,273

NET ASSETS	$172,638,198

Net assets were comprised of:
Partners’ Equity	$172,638,198

Net asset value and redemption price per share, $172,638,198 / 8,227,370 outstanding shares of beneficial interest	$20.98

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $9,595 foreign withholding tax)	$1,408,047
Income from securities lending, net (including affiliated income of $30,568)	32,017
Affiliated dividend income	21,899

Total income	1,461,963

EXPENSES
Management fee	793,586
Shareholders’ reports	36,506
Custodian and accounting fees	33,821
Audit fee	14,570
Legal fees and expenses	6,077
Trustees’ fees	6,007
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	8,465

Total expenses	904,344
Less: Fee waiver and/or expense reimbursement	(7,054)

Net expenses	897,290

NET INVESTMENT INCOME (LOSS)	564,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(10,220))	(17,150,759)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $9,312)	(37,115,985)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(54,266,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,702,071)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$564,673	$1,561,898
Net realized gain (loss) on investment and foreign currency transactions	(17,150,759)	9,490,538
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(37,115,985)	30,049,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,702,071)	41,102,347

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [571,462 and 623,842 shares, respectively]	11,802,143	16,249,716
Portfolio shares repurchased [261,911 and 640,774 shares, respectively]	(6,066,474)	(16,750,272)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,735,669	(500,556)

TOTAL INCREASE (DECREASE)	(47,966,402)	40,601,791
NET ASSETS:
Beginning of period	220,604,600	180,002,809

End of period	$172,638,198	$220,604,600

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”). The information presented in these financial statements pertains to the SP Small Cap Value Portfolio (the “Portfolio”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is long-term growth of capital.

1.	Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since

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they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Portfolio limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the

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Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    The Portfolio invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    The Portfolio invested in MLPs. Distributions received from the Portfolio’s investment in MLPs generally are comprised of income and return of capital. The Portfolio records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

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Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into an investment management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. The Manager has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) (the “subadviser”), under which GSAM provides investment advisory services for the Portfolio. The Manager pays for the services of the subadviser, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.90% of the Portfolio’s average daily net assets of the Fund. The Manager has contractually agreed through June 30, 2020 to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio. The effective management fee rate net of waiver was 0.89% for the period ended June 30, 2020. All amounts paid or payable by the Portfolio to the Manager, under the agreement, are reflected in the Statement of Operations.

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was $0.

PGIM Investments is an indirect, wholly-owned subsidiary of Prudential.

3.	Other Transactions with Affiliates

a.)	Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities Exchange Commission (“SEC”), the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Portfolio.

b.)	Foreign Withholding Tax Reclaim Matters

As a result of the Portfolio’s tax status as a partnership, instead of a regulated investment company (RIC), the Portfolio is subject to higher foreign withholding tax rates on dividend and interest income in certain foreign

B4

jurisdictions and is subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential has instituted a process to reimburse the Portfolio for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolio’s partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the Portfolio has the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid the Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by the Portfolio from a foreign tax authority for reclaims for which the Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolio are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to the Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolio does not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $86,884,608 and $78,152,659, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,283,369	$20,098,783	$20,262,651	$—	$—	$4,119,501	4,119,501	$21,899
PGIM Institutional Money Market Fund*
19,868,439	50,987,896	54,633,276	9,312	(10,220)	16,222,151	16,222,151	30,568	**

$24,151,808	$71,086,679	$74,895,927	$9,312	$(10,220)	$20,341,652		$52,467

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

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6.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the reporting period ended June 30, 2020.

7.	Capital and Ownership

The shares of the Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). The separate accounts invest in shares of the Portfolio through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2020, the following number of shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
SP Small Cap Value Portfolio	8,227,370	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated		Unaffiliated
Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
SP Small Cap Value Portfolio	2	99.3%	—	—%

8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolio invests could go down.    The Portfolio’s holdings can vary significantly from broad market indexes and the performance of the Portfolio can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

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Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Portfolio. Since the Portfolio concentrates in the real estate industry, the holdings of such Portfolio can vary significantly from broad market indexes. As a result, the performance of such Portfolio can deviate from the performance of such indexes.

Small Company Risk:    Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

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Financial Highlights (unaudited)

SP Small Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.86		$22.69	$26.32		$23.46	$18.70		$19.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.20	0.13		0.12	0.15		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.95)		4.97	(3.76)		2.74	4.60		(1.16)

Total from investment operations	(6.88)		5.17	(3.63)		2.86	4.75		(1.06)

Capital Contributions	—		—	—	(b)(c)	—	0.01	(d)	—

Net Asset Value, end of period	$20.98		$27.86	$22.69		$26.32	$23.46		$18.70

Total Return(e)	(24.69)%		22.79%	(13.79	)%(f)	12.19%	25.45	%(g)	(5.36)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$173		$221	$180		$214	$211		$190
Average net assets (in millions)	$177		$207	$211		$208	$189		$207
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.02	%(i)	1.01%	0.99%		1.01%	1.01%		1.02%
Expenses before waivers and/or expense reimbursement	1.03	%(i)	1.02%	1.00%		1.02%	1.02%		1.03%
Net investment income (loss)	0.64	%(i)	0.76%	0.48%		0.51%	0.75%		0.54%
Portfolio turnover rate(j)	44%		56%	58%		62%	57%		94%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.40%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). The Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolio’s investment manager, to serve as the administrator of the Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the Portfolio’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Portfolio’s LRMP was reasonably designed to assess and manage the Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Portfolio’s investment strategies continue to be appropriate given the Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Portfolio, including liquidity risks presented by the Portfolio’s investment portfolio, is found in the Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements: SP Small Cap Value Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and the SP Small Cap Value Portfolio’s (the Portfolio’s) subadvisory agreement with Goldman Sachs Asset Management, L.P. (Goldman Sachs or the subadviser). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and Goldman Sachs, which serves as subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and Goldman Sachs. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolio’s liquidity risk management program. With respect to PGIM Investments’ oversight of Goldman Sachs, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by Goldman Sachs, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’

evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of Goldman Sachs, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Small Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800) 778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP SMALL CAP VAL

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Jennison 20/20 Focus Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2020

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2020

Jennison 20/20 Focus Portfolio
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	7.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.6%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	4.2%
Tesla, Inc.	Automobiles	3.6%
Adobe, Inc.	Software	3.3%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.1%
Netflix, Inc.	Entertainment	3.0%
Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,029.70	0.86%	$4.34
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32

Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,027.60	1.26%	$6.35
	Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.8%
Raytheon Technologies Corp.	55,616	$3,427,058

Automobiles — 4.2%
General Motors Co.	43,159	1,091,923
Tesla, Inc.*(a)	6,216	6,712,099

		7,804,022

Banks — 4.5%
JPMorgan Chase & Co.	45,931	4,320,270
PNC Financial Services Group, Inc. (The)	38,685	4,070,049

		8,390,319

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	14,861	2,936,831

Chemicals — 2.3%
Linde PLC (United Kingdom)	19,737	4,186,415

Entertainment — 3.0%
Netflix, Inc.*	12,099	5,505,529

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	7,563	1,955,338

Food & Staples Retailing — 1.9%
Walmart, Inc.	29,712	3,558,903

Food Products — 2.2%
Mondelez International, Inc. (Class A Stock)	80,704	4,126,396

Health Care Providers & Services — 1.7%
Cigna Corp.	8,262	1,550,364
Laboratory Corp. of America Holdings*	9,878	1,640,835

		3,191,199

Health Care Technology — 1.3%
Teladoc Health, Inc.*(a)	12,994	2,479,775

Insurance — 3.6%
Chubb Ltd.	24,188	3,062,685
MetLife, Inc.	101,016	3,689,104

		6,751,789

Interactive Media & Services — 10.6%
Alphabet, Inc. (Class A Stock)*	6,542	9,276,883
Facebook, Inc. (Class A Stock)*	25,083	5,695,597
Tencent Holdings Ltd. (China)	72,587	4,680,522

		19,653,002

Internet & Direct Marketing Retail — 5.8%
Alibaba Group Holding Ltd. (China), ADR*	9,837	2,121,841
Amazon.com, Inc.*	3,164	8,728,906

		10,850,747

IT Services — 10.7%
Adyen NV (Netherlands), 144A*	3,492	5,106,275
Mastercard, Inc. (Class A Stock)	14,263	4,217,569
PayPal Holdings, Inc.*	29,684	5,171,843

COMMON STOCKS (continued)	Shares	Value
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	5,552	$5,269,959

		19,765,646

Multi-Utilities — 2.1%
Dominion Energy, Inc.	48,639	3,948,514

Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.	34,080	3,040,958

Pharmaceuticals — 6.1%
AstraZeneca PLC (United Kingdom), ADR	148,079	7,831,898
Eli Lilly & Co.	21,110	3,465,840

		11,297,738

Road & Rail — 3.8%
Uber Technologies, Inc.*	98,041	3,047,114
Union Pacific Corp.	23,976	4,053,623

		7,100,737

Semiconductors & Semiconductor Equipment — 5.6%
NVIDIA Corp.	14,010	5,322,539
Texas Instruments, Inc.(a)	40,072	5,087,942

		10,410,481

Software — 12.9%
Adobe, Inc.*	14,098	6,137,000
Microsoft Corp.	66,253	13,483,148
salesforce.com, Inc.*	22,797	4,270,562

		23,890,710

Specialty Retail — 3.1%
Lowe’s Cos., Inc.	29,039	3,923,750
Ross Stores, Inc.	20,785	1,771,713

		5,695,463

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	23,319	8,506,771

Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc.*	17,095	5,333,811

TOTAL LONG-TERM INVESTMENTS (cost $116,533,830)		183,808,152

SHORT-TERM INVESTMENTS — 8.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,500,719	2,500,719
PGIM Institutional Money Market Fund (cost $12,896,471; includes $12,892,477 of cash collateral for securities on loan)(b)(w)	12,900,577	12,900,577

TOTAL SHORT-TERM INVESTMENTS (cost $15,397,190)		15,401,296

TOTAL INVESTMENTS — 107.3% (cost $131,931,020)		199,209,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(13,544,591)

NET ASSETS — 100.0%		$185,664,857

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Below is a list of the abbreviation(s) used in the semiannual report:

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	—	American Depositary Receipt
LIBOR	—	London Interbank Offered Rate
OTC	—	Over-the-counter
REITs	—	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,162,161; cash collateral of $12,892,477 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$3,427,058	$—	$—
Automobiles	7,804,022	—	—
Banks	8,390,319	—	—
Capital Markets	2,936,831	—	—
Chemicals	4,186,415	—	—
Entertainment	5,505,529	—	—
Equity Real Estate Investment Trusts (REITs)	1,955,338	—	—
Food & Staples Retailing	3,558,903	—	—
Food Products	4,126,396	—	—
Health Care Providers & Services	3,191,199	—	—
Health Care Technology	2,479,775	—	—
Insurance	6,751,789	—	—
Interactive Media & Services	14,972,480	4,680,522	—
Internet & Direct Marketing Retail	10,850,747	—	—
IT Services	14,659,371	5,106,275	—
Multi-Utilities	3,948,514	—	—
Oil, Gas & Consumable Fuels	3,040,958	—	—
Pharmaceuticals	11,297,738	—	—
Road & Rail	7,100,737	—	—
Semiconductors & Semiconductor Equipment	10,410,481	—	—
Software	23,890,710	—	—
Specialty Retail	5,695,463	—	—
Technology Hardware, Storage & Peripherals	8,506,771	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$5,333,811	$—	$—
Affiliated Mutual Funds	15,401,296	—	—

Total	$189,422,651	$9,786,797	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	12.9%
IT Services	10.7
Interactive Media & Services	10.6
Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	8.3
Pharmaceuticals	6.1
Internet & Direct Marketing Retail	5.8
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	4.6
Banks	4.5
Automobiles	4.2
Road & Rail	3.8
Insurance	3.6
Specialty Retail	3.1
Entertainment	3.0
Textiles, Apparel & Luxury Goods	2.9

Chemicals	2.3%
Food Products	2.2
Multi-Utilities	2.1
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Health Care Providers & Services	1.7
Oil, Gas & Consumable Fuels	1.6
Capital Markets	1.6
Health Care Technology	1.3
Equity Real Estate Investment Trusts (REITs)	1.1

107.3
Liabilities in excess of other assets	(7.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,162,161	$(12,892,477)	$269,684

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $13,162,161:
Unaffiliated investments (cost $116,533,830)	$183,808,152
Affiliated investments (cost $15,397,190)	15,401,296
Cash	919
Tax reclaim receivable	51,592
Dividends receivable	50,424
Receivable for Portfolio shares sold	2,439
Prepaid expenses	235

Total Assets	199,315,057

LIABILITIES
Payable to broker for collateral for securities on loan	12,892,477
Payable for Portfolio shares repurchased	352,347
Loan payable	157,000
Management fee payable	112,648
Accrued expenses and other liabilities	74,094
Distribution fee payable	23,284
Payable to affiliate	20,261
Administration fee payable	13,972
Payable for investments purchased	3,191
Affiliated transfer agent fee payable	926

Total Liabilities	13,650,200

NET ASSETS	$185,664,857

Net assets were comprised of:
Partners’ Equity	$185,664,857

Class I:
Net asset value and redemption price per share, $71,290,433 / 1,818,956 outstanding shares of beneficial interest	$39.19

Class II:
Net asset value and redemption price per share, $114,374,424 / 3,076,831 outstanding shares of beneficial interest	$37.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $10,944 foreign withholding tax)	$1,306,061
Affiliated dividend income	23,516
Income from securities lending, net (including affiliated income of $10,824)	11,514

Total income	1,341,091

EXPENSES
Management fee	663,463
Distribution fee—Class II	137,781
Administration fee—Class II	82,668
Custodian and accounting fees	44,072
Shareholders’ reports	18,207
Audit fee	12,232
Trustees’ fees	5,953
Legal fees and expenses	5,894
Transfer agent’s fees and expenses (including affiliated expense of $2,887)	5,312
Miscellaneous	9,101

Total expenses	984,683

NET INVESTMENT INCOME (LOSS)	356,408

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,823))	182,081
Foreign currency transactions	3,234

185,315

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,952)	4,086,281
Foreign currencies	17

4,086,298

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	4,271,613

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,628,021

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$356,408	$750,998
Net realized gain (loss) on investment and foreign currency transactions	185,315	17,370,193
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,086,298	28,286,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,628,021	46,407,287

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	4,339,891	6,953,016
Portfolio shares repurchased	(16,348,950)	(37,881,197)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(12,009,059)	(30,928,181)

TOTAL INCREASE (DECREASE)	(7,381,038)	15,479,106
NET ASSETS:
Beginning of period	193,045,895	177,566,789

End of period	$185,664,857	$193,045,895

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

The Prudential Series Fund (“Series Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”). The information presented in these financial statements pertains to the Jennison 20/20 Focus Portfolio (the “Portfolio”). The Portfolio is a diversified portfolio for purposes of the 1940 Act.

The investment objective of the Portfolio is long-term growth of capital.

1.	Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since

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they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Series Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Portfolio limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolio’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting

B2

arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into an investment management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and

B3

supervises the subadviser’s performance of such services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “subadviser”), under which Jennison provides investment advisory services for the Portfolio. The Manager pays for the services of the subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Portfolio’s average daily net assets of the Portfolio. All amounts paid or payable by the Portfolio to the Manager, under the agreement, are reflected in the Statement of Operations.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was $4,131.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolio’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Series Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no such transactions were entered into by the Portfolio.

b.) Foreign Withholding Tax Reclaim Matters

As a result of the Portfolio’s tax status as a partnership, instead of a regulated investment company (RIC), the Portfolio is subject to higher foreign withholding tax rates on dividend and interest income in certain foreign

B4

jurisdictions and is subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential has instituted a process to reimburse the Portfolio for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolio’s partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the Portfolio has the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid the Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by the Portfolio from a foreign tax authority for reclaims for which the Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolio are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to the Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolio does not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amount has been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes.

Portfolio	2020 Payments
Jennison 20/20 Focus Portfolio	$3,158

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $84,565,860 and $96,928,602, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 1,649,184	$47,653,930	$46,802,395	$—	$—	$2,500,719	2,500,719	$23,516
PGIM Institutional Money Market Fund*
550,015	74,421,291	62,072,858	3,952	(1,823)	12,900,577	12,900,577	10,824	**

$ 2,199,199	$122,075,221	$108,875,253	$3,952	$(1,823)	$15,401,296		$34,340

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The Portfolio is treated as a partnership for federal income tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

B5

The Manager has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolio’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio utilized the SCA during the reporting period ended June 30, 2020. The average daily balance for the 3 days that the Portfolio had loans outstanding during the period was approximately $205,333, borrowed at a weighted average interest rate of 2.48%. The maximum loan outstanding amount during the period was $336,000. At June 30, 2020, the Portfolio had an outstanding loan balance of $157,000.

7.	Capital and Ownership

The Portfolio offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolio through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2020, the following number of shares of the Portfolio were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Jennison 20/20 Focus Portfolio—Class l	1,818,956	100.0%

B6

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated		Unaffiliated
Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Jennison 20/20 Focus Portfolio	1	33.6%	2	57.3%

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2020:
Portfolio shares sold	68,909	$2,513,672
Portfolio shares repurchased	(133,486)	(4,852,389)

Net increase (decrease) in shares outstanding	(64,577)	$(2,338,717)

Year ended December 31, 2019:
Portfolio shares sold	98,778	$3,376,115
Portfolio shares repurchased	(212,525)	(7,260,173)

Net increase (decrease) in shares outstanding	(113,747)	$(3,884,058)

Class II:
Six months ended June 30, 2020:
Portfolio shares sold	53,961	$1,826,219
Portfolio shares repurchased	(331,832)	(11,496,561)

Net increase (decrease) in shares outstanding	(277,871)	$(9,670,342)

Year ended December 31, 2019:
Portfolio shares sold	110,457	$3,576,901
Portfolio shares repurchased	(966,559)	(30,621,024)

Net increase (decrease) in shares outstanding	(856,102)	$(27,044,123)

8.	Risks of Investing in the Portfolio

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Portfolio’s risks, please refer to the Portfolio’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolio invests could go down. The Portfolio’s holdings can vary significantly from broad market indexes and the performance of the Portfolio can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer

B7

or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

B8

Financial Highlights

(Unaudited)

Jennison 20/20 Focus Portfolio—Class I

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$38.06		$29.52	$31.19		$23.94	$23.56		$22.16

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.23	0.26		0.10	0.09		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.01		8.31	(1.95)		7.15	0.27		1.33

Total from investment operations	1.13		8.54	(1.69)		7.25	0.36		1.40

Capital Contributions	—		—	0.02	(c)	—	0.02	(d)	—

Net Asset Value, end of period	$39.19		$38.06	$29.52		$31.19	$23.94		$23.56

Total Return(e)	2.97%		28.93%	(5.35	)%(f)	30.28%	1.61	%(g)	6.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$71		$72	$59		$69	$59		$65
Average net assets (in millions)	$67		$66	$69		$65	$60		$67
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.86	%(i)	0.87%	0.82%		0.82%	0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.86	%(i)	0.87%	0.84%		0.87%	0.83%		0.83%
Net investment income (loss)	0.65	%(i)	0.66%	0.80%		0.36%	0.39%		0.30%
Portfolio turnover rate(j)	48%		61%	42%		99%	69%		64%

Jennison 20/20 Focus Portfolio—Class II
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$36.17		$28.17	$29.88		$23.03	$22.75		$21.49

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.09	0.13		(0.01)	—	(b)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.96		7.91	(1.86)		6.86	0.26		1.28

Total from investment operations	1.00		8.00	(1.73)		6.85	0.26		1.26

Capital Contributions	—		—	0.02	(c)	—	0.02	(d)	—

Net Asset Value, end of period	$37.17		$36.17	$28.17		$29.88	$23.03		$22.75

Total Return(e)	2.76%		28.40%	(5.72	)%(f)	29.74%	1.23	%(g)	5.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$114		$121	$119		$156	$143		$160
Average net assets (in millions)	$111		$118	$147		$151	$146		$169
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.26	%(i)	1.27%	1.22%		1.22%	1.23%		1.23%
Expenses before waivers and/or expense reimbursement	1.26	%(i)	1.27%	1.24%		1.27%	1.23%		1.23%
Net investment income (loss)	0.25	%(i)	0.26%	0.40%		(0.04)%	(0.01)%		(0.10)%
Portfolio turnover rate(j)	48%		61%	42%		99%	69%		64%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (5.41)% and (5.79)% for Class I and Class II, respectively.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.53% and 1.14% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). The Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolio’s investment manager, to serve as the administrator of the Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the Portfolio’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Portfolio’s LRMP was reasonably designed to assess and manage the Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Portfolio’s investment strategies continue to be appropriate given the Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Portfolio, including liquidity risks presented by the Portfolio’s investment portfolio, is found in the Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements: Jennison 20/20 Focus Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and the Jennison 20/20 Focus Portfolio’s (the Portfolio’s) subadvisory agreement with Jennison Associates LLC (Jennison or the subadviser). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and the subadviser, which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and the subadviser. The Board noted that Jennison, which serves as the Portfolio’s subadviser, is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolio’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the

Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Jennison 20/20 Focus Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the remaining periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•

The Board considered information provided by the Manager indicating that the Portfolio has outperformed its benchmark and ranked in the first quartile of its Peer Universe over the trailing three- and five-year periods; and that the Portfolio outperformed its benchmark by 327 bps and its peer median by 265 bps during the first quarter of 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800) 778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-20/20 Focus

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2020